Schedule of Investments
Blue Chip Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .07 % Shares Held Value (000's)
Money Market Funds - 0 .07%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
4,988 $ 5
TOTAL INVESTMENT COMPANIES $ 5
COMMON STOCKS - 99 .81 % Shares Held Value (000's)
Aerospace & Defense - 5 .00%
TransDigm Group Inc 715 $ 375
Chemicals - 2 .30%
Linde PLC 427 115
Sherwin-Williams Co/The 276 57
$ 172
Commercial Services - 8 .55%
CoStar Group Inc
(c)
3,106 216
Moody's Corp 1,049 255
S&P Global Inc 556 170
$ 641
Distribution & Wholesale - 1 .50%
Copart Inc
(c)
1,055 112
Diversified Financial Services - 12 .09%
Brookfield Asset Management Reinsurance
Partners Ltd
(c)
86 3
Charles Schwab Corp/The 2,140 154
Mastercard Inc 1,315 374
Visa Inc 2,111 375
$ 906
Healthcare - Products - 5 .87%
Danaher Corp 1,225 316
IDEXX Laboratories Inc
(c)
239 78
Intuitive Surgical Inc
(c)
244 46
$ 440
Insurance - 3 .32%
Progressive Corp/The 2,138 249
Internet - 17 .56%
Alphabet Inc - A Shares
(c)
892 85
Alphabet Inc - C Shares
(c)
4,188 403
Amazon.com Inc
(c)
5,535 625
Meta Platforms Inc
(c)
308 42
Netflix Inc
(c)
683 161
$ 1,316
Lodging - 2 .26%
Hilton Worldwide Holdings Inc 1,399 169
Pharmaceuticals - 1 .78%
Zoetis Inc 893 133
Private Equity - 6 .37%
Brookfield Asset Management Inc 8,888 363
KKR & Co Inc 2,644 114
$ 477
REITs - 5 .10%
American Tower Corp 1,644 353
SBA Communications Corp 102 29
$ 382
Retail - 3 .80%
CarMax Inc
(c)
897 59
Costco Wholesale Corp 169 80
O'Reilly Automotive Inc
(c)
208 146
$ 285
Semiconductors - 0 .29%
NVIDIA Corp 184 22
Software - 20 .79%
Adobe Inc
(c)
1,027 283
Intuit Inc 701 272
Microsoft Corp 3,229 752
Roper Technologies Inc 485 174
Salesforce Inc
(c)
509 73
Snowflake Inc - Class A
(c)
25 4
$ 1,558
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 3 .23%
Union Pacific Corp 1,241 $ 242
TOTAL COMMON STOCKS $ 7,479
Total Investments $ 7,484
Other Assets and Liabilities -  0.12% 9
TOTAL NET ASSETS - 100.00% $ 7,493
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 26 .88%
Technology 21 .08%
Communications 17 .56%
Consumer, Non-cyclical 16 .20%
Industrial 8 .23%
Consumer, Cyclical 7 .56%
Basic Materials 2 .30%
Money Market Funds 0 .07%
Other Assets and Liabilities
0 .12%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
September 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 30 $ 4,976 $ 5,001 $ 5
$ 30 $ 4,976 $ 5,001 $ 5
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .62 % Shares Held Value (000's)
Money Market Funds - 5 .62%
BlackRock Liquidity FedFund - Institutional
Class 2.77%
(a),(b)
2,742,379 $ 2,743
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b),(c)
123,447,262 123,447
$ 126,190
TOTAL INVESTMENT COMPANIES $ 126,190
BONDS - 29 .96%
Principal
Amount (000's) Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 144
5.40%, 10/01/2048 300 262
Omnicom Group Inc
2.45%, 04/30/2030 160 128
2.60%, 08/01/2031 295 232
$ 766
Aerospace & Defense - 0 .44%
Boeing Co/The
1.43%, 02/04/2024 435 413
2.75%, 02/01/2026 175 158
2.95%, 02/01/2030 170 137
3.25%, 02/01/2028 325 284
3.25%, 02/01/2035 170 120
3.63%, 02/01/2031 175 145
3.75%, 02/01/2050 235 153
3.95%, 08/01/2059 315 196
4.88%, 05/01/2025 620 605
5.04%, 05/01/2027 310 299
5.15%, 05/01/2030 310 287
5.71%, 05/01/2040 310 271
5.81%, 05/01/2050 505 439
5.88%, 02/15/2040 154 133
General Dynamics Corp
1.15%, 06/01/2026 195 171
2.25%, 06/01/2031 195 159
3.25%, 04/01/2025 80 77
3.50%, 04/01/2027 160 151
3.75%, 05/15/2028 300 283
4.25%, 04/01/2040 160 140
L3Harris Technologies Inc
1.80%, 01/15/2031 90 67
2.90%, 12/15/2029 60 51
3.83%, 04/27/2025 500 482
Lockheed Martin Corp
1.85%, 06/15/2030 55 45
3.55%, 01/15/2026 120 116
3.80%, 03/01/2045 375 298
3.90%, 06/15/2032 100 93
4.07%, 12/15/2042 47 40
4.09%, 09/15/2052 389 323
4.15%, 06/15/2053 100 84
4.70%, 05/15/2046 25 23
Northrop Grumman Corp
3.20%, 02/01/2027 500 461
3.85%, 04/15/2045 500 381
4.03%, 10/15/2047 300 238
Raytheon Technologies Corp
1.90%, 09/01/2031 170 130
2.25%, 07/01/2030 160 129
2.38%, 03/15/2032 195 153
2.82%, 09/01/2051 175 110
3.03%, 03/15/2052 195 127
3.50%, 03/15/2027 250 234
3.75%, 11/01/2046 30 23
4.05%, 05/04/2047 300 238
4.13%, 11/16/2028 435 406
4.15%, 05/15/2045 40 32
4.35%, 04/15/2047 40 33
4.50%, 06/01/2042 375 321
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
4.63%, 11/16/2048 $ 210 $ 181
4.88%, 10/15/2040 154 139
Teledyne Technologies Inc
0.95%, 04/01/2024 190 177
2.25%, 04/01/2028 190 158
$ 9,914
Agriculture - 0 .29%
Altria Group Inc
2.35%, 05/06/2025 160 148
2.45%, 02/04/2032 190 134
3.40%, 05/06/2030 325 263
3.70%, 02/04/2051 190 115
3.88%, 09/16/2046 60 38
4.00%, 02/04/2061 190 116
4.80%, 02/14/2029 63 58
5.80%, 02/14/2039 380 332
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 783
2.70%, 09/15/2051 195 128
2.90%, 03/01/2032 390 329
BAT Capital Corp
2.26%, 03/25/2028 170 135
2.73%, 03/25/2031 170 127
2.79%, 09/06/2024 245 233
3.46%, 09/06/2029 245 199
3.56%, 08/15/2027 800 703
3.98%, 09/25/2050 170 104
4.54%, 08/15/2047 325 215
BAT International Finance PLC
1.67%, 03/25/2026 170 147
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 153
Philip Morris International Inc
0.88%, 05/01/2026 175 150
1.75%, 11/01/2030 175 128
2.75%, 02/25/2026 310 286
3.25%, 11/10/2024 30 29
3.38%, 08/11/2025 375 359
4.13%, 03/04/2043 300 209
4.25%, 11/10/2044 30 21
4.38%, 11/15/2041 61 44
4.50%, 03/20/2042 400 293
4.88%, 11/15/2043 35 27
Reynolds American Inc
4.45%, 06/12/2025 250 242
5.70%, 08/15/2035 25 21
5.85%, 08/15/2045 415 326
$ 6,595
Airlines - 0 .05%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 147 123
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 282 239
Southwest Airlines Co
5.25%, 05/04/2025 480 479
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 122 110
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 73 58
$ 1,009

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0 .04%
NIKE Inc
2.40%, 03/27/2025 $ 160 $ 152
2.75%, 03/27/2027 160 147
3.25%, 03/27/2040 160 123
3.38%, 11/01/2046 350 263
3.63%, 05/01/2043 200 156
$ 841
Automobile Manufacturers - 0 .43%
American Honda Finance Corp
0.55%, 07/12/2024 190 176
1.20%, 07/08/2025 165 149
1.30%, 09/09/2026 195 170
2.15%, 09/10/2024 445 423
2.25%, 01/12/2029 200 168
General Motors Co
4.88%, 10/02/2023 675 672
5.00%, 10/01/2028 400 368
5.00%, 04/01/2035 200 164
5.40%, 04/01/2048 360 281
6.75%, 04/01/2046 25 23
General Motors Financial Co Inc
1.05%, 03/08/2024 190 178
1.20%, 10/15/2024 175 161
1.25%, 01/08/2026 190 163
1.50%, 06/10/2026 190 162
2.35%, 02/26/2027 730 619
2.35%, 01/08/2031 190 138
2.40%, 04/10/2028 190 152
2.40%, 10/15/2028 175 138
2.70%, 06/10/2031 190 140
3.80%, 04/07/2025 200 191
4.30%, 07/13/2025 325 311
4.35%, 01/17/2027 305 283
5.10%, 01/17/2024 500 498
Honda Motor Co Ltd
2.53%, 03/10/2027 390 353
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 151
PACCAR Financial Corp
0.35%, 02/02/2024 190 180
1.80%, 02/06/2025 170 159
3.55%, 08/11/2025 175 170
Toyota Motor Corp
1.34%, 03/25/2026 385 342
3.67%, 07/20/2028 200 187
Toyota Motor Credit Corp
0.45%, 01/11/2024 190 180
0.50%, 06/18/2024 190 177
0.80%, 10/16/2025 210 186
1.15%, 08/13/2027 165 138
1.65%, 01/10/2031 190 146
1.80%, 02/13/2025 160 149
1.90%, 01/13/2027 200 176
1.90%, 09/12/2031 195 151
2.00%, 10/07/2024 165 157
3.35%, 01/08/2024 400 394
3.65%, 08/18/2025 115 111
4.40%, 09/20/2024 165 164
4.45%, 06/29/2029 155 150
4.55%, 09/20/2027 95 93
$ 9,642
Automobile Parts & Equipment - 0 .03%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 175 139
BorgWarner Inc
3.38%, 03/15/2025 500 479
$ 618
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 5 .64%
Banco Santander SA
1.85%, 03/25/2026 $ 400 $ 345
2.75%, 05/28/2025 200 183
2.75%, 12/03/2030 400 283
3.22%, 11/22/2032
(d)
200 140
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 160
5.29%, 08/18/2027 200 188
Bank of America Corp
0.81%, 10/24/2024
(d)
340 323
Secured Overnight Financing Rate + 0.74%
0.98%, 04/22/2025
(d)
380 353
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(d)
170 155
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(d)
320 284
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(d)
365 316
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(d)
380 326
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(d)
750 558
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(d)
340 252
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(d)
190 154
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(d)
380 284
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(d)
310 290
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(d)
385 278
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(d)
320 253
3 Month USD LIBOR + 0.99%
2.55%, 02/04/2028
(d)
390 339
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(d)
355 272
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(d)
570 443
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(d)
670 433
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(d)
880 524
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(d)
390 305
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(d)
380 233
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(d)
335 282
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 36
3.31%, 04/22/2042
(d)
380 267
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(d)
195 184
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(d)
1,041 924
3 Month USD LIBOR + 1.04%
3.48%, 03/13/2052
(d)
190 128
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 345 324
3.59%, 07/21/2028
(d)
500 452
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(d)
400 368
3 Month USD LIBOR + 1.58%

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.88%, 08/01/2025 $ 30 $ 29
3.95%, 04/21/2025 480 463
3.97%, 02/07/2030
(d)
1,000 890
3 Month USD LIBOR + 1.21%
4.18%, 11/25/2027 560 519
4.20%, 08/26/2024 625 615
4.27%, 07/23/2029
(d)
360 328
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(d)
310 244
3 Month USD LIBOR + 1.52%
4.38%, 04/27/2028
(d)
470 440
Secured Overnight Financing Rate + 1.58%
4.44%, 01/20/2048
(d)
30 24
3 Month USD LIBOR + 1.99%
4.57%, 04/27/2033
(d)
590 528
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(d)
340 332
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 25 22
5.02%, 07/22/2033
(d)
340 315
Secured Overnight Financing Rate + 2.16%
5.88%, 02/07/2042 228 222
7.75%, 05/14/2038 250 277
Bank of America NA
6.00%, 10/15/2036 250 246
Bank of Montreal
0.45%, 12/08/2023 320 304
0.95%, 01/22/2027
(d)
190 164
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 150 138
3.09%, 01/10/2037
(d)
400 298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.30%, 02/05/2024 400 391
3.70%, 06/07/2025 175 168
4.25%, 09/14/2024 105 103
4.70%, 09/14/2027 105 101
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 150 143
0.50%, 04/26/2024 170 160
0.75%, 01/28/2026 185 162
1.60%, 04/24/2025 140 129
1.65%, 07/14/2028 150 124
2.05%, 01/26/2027 200 177
2.10%, 10/24/2024 375 355
2.50%, 01/26/2032 200 158
3.35%, 04/25/2025 195 188
3.99%, 06/13/2028
(d)
175 164
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(d)
170 166
Secured Overnight Financing Rate + 1.35%
Bank of Nova Scotia/The
1.05%, 03/02/2026 190 166
1.30%, 06/11/2025 160 144
1.30%, 09/15/2026 195 167
1.45%, 01/10/2025 175 161
2.15%, 08/01/2031 190 143
2.70%, 08/03/2026 170 155
3.40%, 02/11/2024 400 392
4.50%, 12/16/2025 500 483
Barclays PLC
1.01%, 12/10/2024
(d)
200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.28%, 11/24/2027
(d)
420 352
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
2.65%, 06/24/2031
(d)
$ 320 $ 239
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(d)
200 146
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(d)
200 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(d)
200 125
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.34%, 01/10/2028 1,030 918
4.38%, 01/12/2026 200 189
4.97%, 05/16/2029
(d)
210 189
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(d)
335 314
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
BNP Paribas SA
4.25%, 10/15/2024 750 732
BPCE SA
4.00%, 04/15/2024 250 246
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 185 176
1.25%, 06/22/2026 190 164
3.30%, 04/07/2025 375 358
Citigroup Inc
0.78%, 10/30/2024
(d)
655 622
Secured Overnight Financing Rate + 0.69%
0.98%, 05/01/2025
(d)
485 449
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(d)
185 158
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(d)
145 132
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(d)
370 315
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(d)
185 170
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(d)
175 133
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(d)
520 399
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(d)
320 252
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(d)
315 251
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(d)
195 124
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(d)
155 127
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(d)
185 146
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 770 705
3.67%, 07/24/2028
(d)
650 585
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 492
3.79%, 03/17/2033
(d)
395 331
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(d)
400 368
3 Month USD LIBOR + 1.56%
4.07%, 04/23/2029
(d)
240 217
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(d)
330 257
3 Month USD LIBOR + 1.84%

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.30%, 11/20/2026 $ 525 $ 497
4.40%, 06/10/2025 780 758
4.45%, 09/29/2027 20 19
4.60%, 03/09/2026 60 59
4.65%, 07/30/2045 222 179
4.66%, 05/24/2028
(d),(e)
365 347
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(d)
230 212
Secured Overnight Financing Rate + 2.09%
5.30%, 05/06/2044 25 22
5.50%, 09/13/2025 325 325
5.61%, 09/29/2026
(d)
395 393
Secured Overnight Financing Rate + 1.55%
5.88%, 01/30/2042 328 314
6.63%, 06/15/2032 112 113
6.68%, 09/13/2043 30 31
8.13%, 07/15/2039 132 156
Cooperatieve Rabobank UA
5.25%, 05/24/2041 500 493
5.25%, 08/04/2045 250 212
5.75%, 12/01/2043 250 228
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 236
3.88%, 08/22/2024 250 245
Credit Suisse AG/New York NY
0.50%, 02/02/2024 305 284
1.25%, 08/07/2026 250 206
3.63%, 09/09/2024 400 382
5.00%, 07/09/2027 275 254
Credit Suisse Group AG
3.75%, 03/26/2025 250 233
4.88%, 05/15/2045 250 177
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 150 139
1.69%, 03/19/2026 500 435
2.13%, 11/24/2026
(d)
200 170
Secured Overnight Financing Rate + 1.87%
2.22%, 09/18/2024
(d)
170 162
Secured Overnight Financing Rate + 2.16%
4.10%, 01/13/2026 500 473
5.37%, 09/09/2027 325 314
Discover Bank
2.45%, 09/12/2024 320 303
2.70%, 02/06/2030 250 196
Fifth Third Bancorp
2.38%, 01/28/2025 85 79
4.06%, 04/25/2028
(d)
150 141
Secured Overnight Financing Rate + 1.36%
4.30%, 01/16/2024 30 30
Fifth Third Bank NA
3.85%, 03/15/2026 700 661
Goldman Sachs Group Inc/The
0.86%, 02/12/2026
(d)
155 138
Secured Overnight Financing Rate + 0.61%
0.93%, 10/21/2024
(d)
385 365
Secured Overnight Financing Rate + 0.49%
1.09%, 12/09/2026
(d)
315 272
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(d)
385 331
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(d)
190 161
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(d)
400 342
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(d)
475 351
Secured Overnight Financing Rate + 1.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
2.38%, 07/21/2032
(d)
$ 285 $ 215
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 840 677
2.62%, 04/22/2032
(d)
380 295
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(d)
300 260
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(d)
195 149
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(d)
385 248
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(d)
380 302
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(d)
190 129
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(d)
385 267
Secured Overnight Financing Rate + 1.63%
3.63%, 02/20/2024 550 540
3.81%, 04/23/2029
(d)
1,050 931
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 60 56
4.22%, 05/01/2029
(d)
415 377
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 680 656
4.41%, 04/23/2039
(d)
180 149
3 Month USD LIBOR + 1.43%
4.48%, 08/23/2028
(d)
280 263
Secured Overnight Financing Rate + 1.73%
4.80%, 07/08/2044 25 21
5.15%, 05/22/2045 310 259
6.75%, 10/01/2037 530 528
HSBC Holdings PLC
0.98%, 05/24/2025
(d)
400 368
Secured Overnight Financing Rate + 0.71%
1.16%, 11/22/2024
(d)
400 378
Secured Overnight Financing Rate + 0.58%
1.59%, 05/24/2027
(d)
400 334
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(d)
250 222
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(d)
335 268
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(d)
320 287
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(d)
200 147
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(d)
230 214
Secured Overnight Financing Rate + 1.40%
2.80%, 05/24/2032
(d)
200 147
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(d)
200 153
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(d)
400 291
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(d)
400 339
3 Month USD LIBOR + 1.61%
4.04%, 03/13/2028
(d)
500 451
3 Month USD LIBOR + 1.55%
4.18%, 12/09/2025
(d)
340 325
Secured Overnight Financing Rate + 1.51%
4.25%, 03/14/2024 500 489
4.29%, 09/12/2026
(d)
500 472
3 Month USD LIBOR + 1.35%
4.58%, 06/19/2029
(d)
365 325
3 Month USD LIBOR + 1.53%

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
4.76%, 06/09/2028
(d)
$ 200 $ 184
Secured Overnight Financing Rate + 2.11%
4.95%, 03/31/2030 200 184
5.25%, 03/14/2044 300 243
5.40%, 08/11/2033
(d)
335 298
Secured Overnight Financing Rate + 2.87%
6.10%, 01/14/2042 174 167
6.50%, 05/02/2036 420 397
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 89
Huntington National Bank/The
3.55%, 10/06/2023 400 396
ING Groep NV
1.73%, 04/01/2027
(d)
200 171
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(d),(e)
200 152
Secured Overnight Financing Rate + 1.32%
3.55%, 04/09/2024 400 390
JPMorgan Chase & Co
0.56%, 02/16/2025
(d)
190 178
Secured Overnight Financing Rate + 0.42%
0.77%, 08/09/2025
(d)
385 353
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(d)
375 347
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(d)
385 356
CME Term Secured Overnight Financing
Rate 3 Month + 0.58%
1.04%, 02/04/2027
(d)
380 323
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(d)
360 311
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(d)
155 131
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(d)
380 328
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(d)
360 263
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(d)
380 281
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(d)
160 147
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(d)
295 239
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(d)
460 419
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(d)
265 225
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(d)
280 263
Secured Overnight Financing Rate + 1.16%
2.52%, 04/22/2031
(d)
380 300
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(d)
180 112
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(d)
390 296
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(d)
380 295
Secured Overnight Financing Rate + 1.25%
2.74%, 10/15/2030
(d)
260 211
Secured Overnight Financing Rate + 1.51%
2.96%, 05/13/2031
(d)
350 277
Secured Overnight Financing Rate + 2.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.11%, 04/22/2041
(d)
$ 380 $ 263
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(d)
730 461
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 500 469
3.33%, 04/22/2052
(d)
380 251
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(d)
400 354
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 23
3.88%, 02/01/2024 520 514
3.88%, 09/10/2024 500 489
3.88%, 07/24/2038
(d)
500 391
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(d)
400 300
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(d)
270 243
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(d)
30 23
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(d)
300 273
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 9
4.32%, 04/26/2028
(d)
585 548
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(d)
535 493
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(d)
390 351
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(d)
170 163
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 17
4.91%, 07/25/2033
(d)
340 314
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 55 46
5.40%, 01/06/2042 102 94
5.60%, 07/15/2041 154 146
5.63%, 08/16/2043 375 343
5.72%, 09/14/2033
(d)
325 307
Secured Overnight Financing Rate + 2.58%
6.40%, 05/15/2038 200 205
KeyCorp
2.25%, 04/06/2027 410 356
2.55%, 10/01/2029 310 253
3.88%, 05/23/2025
(d)
160 156
Secured Overnight Financing Rate + 1.25%
Korea Development Bank/The
0.40%, 06/19/2024 400 372
0.80%, 04/27/2026 350 305
1.75%, 02/18/2025 500 466
4.00%, 09/08/2025 200 196
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
380 218
0.00%, 06/29/2037
(f)
200 109
0.25%, 10/19/2023 340 326
0.25%, 03/08/2024 575 543
0.38%, 07/18/2025 580 519
0.50%, 09/20/2024 575 534
0.63%, 01/22/2026 790 700
1.00%, 10/01/2026 290 255
1.25%, 01/31/2025 800 745
2.00%, 05/02/2025 380 358
2.50%, 11/20/2024 800 770
2.88%, 04/03/2028
(e)
275 257
3.00%, 05/20/2027 520 494
3.13%, 06/10/2025 270 262

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 $ 170 $ 151
0.88%, 09/03/2030 330 259
2.00%, 01/13/2025 300 285
2.38%, 06/10/2025 600 569
3.88%, 09/28/2027 205 202
Lloyds Banking Group PLC
3.57%, 11/07/2028
(d)
430 377
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 471
4.45%, 05/08/2025 400 386
4.65%, 03/24/2026 500 470
4.98%, 08/11/2033
(d)
335 293
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045 200 161
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(d)
400 368
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 179
1.54%, 07/20/2027
(d)
400 341
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(d)
200 170
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 191
2.19%, 02/25/2025 200 186
2.56%, 02/25/2030 200 161
2.76%, 09/13/2026 200 181
2.80%, 07/18/2024 450 432
3.20%, 07/18/2029 200 169
3.75%, 07/18/2039 550 431
3.85%, 03/01/2026 350 332
4.08%, 04/19/2028
(d)
200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(d)
200 175
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(d)
200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(d)
325 317
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(d)
200 151
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(d)
200 181
3 Month USD LIBOR + 0.83%
2.26%, 07/09/2032
(d)
200 147
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.84%, 07/16/2025
(d)
1,000 946
Secured Overnight Financing Rate + 1.24%
3.15%, 07/16/2030
(d)
400 332
3 Month USD LIBOR + 1.13%
5.41%, 09/13/2028
(d)
325 318
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
Morgan Stanley
0.79%, 01/22/2025
(d)
380 356
Secured Overnight Financing Rate + 0.51%
0.79%, 05/30/2025
(d)
385 354
Secured Overnight Financing Rate + 0.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
0.86%, 10/21/2025
(d)
$ 95 $ 86
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(d)
280 241
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(d)
165 150
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(d)
380 324
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(d)
270 233
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(d)
710 519
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(d)
105 77
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(d)
475 436
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(d)
380 285
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(d)
120 105
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(d)
265 190
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(d)
180 138
Secured Overnight Financing Rate + 1.20%
2.72%, 07/22/2025
(d)
250 237
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(d)
240 145
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(d)
280 221
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 680 626
3.22%, 04/22/2042
(d)
190 132
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(d)
30 27
3 Month USD LIBOR + 1.34%
3.62%, 04/17/2025
(d)
390 379
Secured Overnight Financing Rate + 1.16%
3.63%, 01/20/2027 530 493
3.70%, 10/23/2024 25 24
3.77%, 01/24/2029
(d)
360 324
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 29
3.95%, 04/23/2027 50 47
3.97%, 07/22/2038
(d)
15 12
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 29
4.21%, 04/20/2028
(d)
390 365
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 40
4.35%, 09/08/2026 30 29
4.38%, 01/22/2047 30 24
4.68%, 07/17/2026
(d)
170 166
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(d)
225 209
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 525 518
5.60%, 03/24/2051
(d)
500 479
Secured Overnight Financing Rate + 4.84%
6.38%, 07/24/2042 620 643
NatWest Group PLC
1.64%, 06/14/2027
(d)
265 223
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.80%, 04/05/2026 500 479
4.89%, 05/18/2029
(d)
400 364
3 Month USD LIBOR + 1.75%

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC   (continued)
5.08%, 01/27/2030
(d)
$ 400 $ 364
3 Month USD LIBOR + 1.91%
Northern Trust Corp
3.95%, 10/30/2025 500 488
4.00%, 05/10/2027 130 125
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 302
2.88%, 05/23/2025 180 173
3.63%, 09/09/2027 125 122
PNC Bank NA
2.70%, 10/22/2029 250 206
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 124
2.31%, 04/23/2032
(d)
150 118
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 132
2.60%, 07/23/2026 490 447
3.45%, 04/23/2029 300 268
4.63%, 06/06/2033
(d)
105 94
Secured Overnight Financing Rate + 1.85%
Royal Bank of Canada
0.43%, 01/19/2024 380 360
0.50%, 10/26/2023 170 163
1.15%, 07/14/2026 190 164
1.20%, 04/27/2026 175 152
1.60%, 01/21/2025 700 648
2.25%, 11/01/2024 310 293
2.55%, 07/16/2024 125 120
3.63%, 05/04/2027 115 107
3.88%, 05/04/2032 225 198
Santander Holdings USA Inc
2.49%, 01/06/2028
(d)
270 225
Secured Overnight Financing Rate + 1.25%
4.50%, 07/17/2025 780 746
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(d)
200 185
Secured Overnight Financing Rate + 0.79%
1.53%, 08/21/2026
(d)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(d)
200 166
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(d)
200 166
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(d)
145 127
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 140 109
2.35%, 11/01/2025
(d)
250 236
Secured Overnight Financing Rate + 0.94%
2.40%, 01/24/2030 160 133
2.65%, 05/19/2026 60 56
3.55%, 08/18/2025 225 217
3.70%, 11/20/2023 10 10
4.42%, 05/13/2033
(d)
365 337
Secured Overnight Financing Rate + 1.61%
Sumitomo Mitsui Financial Group Inc
0.51%, 01/12/2024 200 188
1.47%, 07/08/2025 300 270
1.90%, 09/17/2028 400 322
2.13%, 07/08/2030 530 406
2.14%, 09/23/2030 170 127
2.30%, 01/12/2041 200 122
2.35%, 01/15/2025 200 187
2.70%, 07/16/2024 420 401
2.75%, 01/15/2030 200 162
2.93%, 09/17/2041 195 129
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc
(continued)
3.04%, 07/16/2029 $ 200 $ 168
3.36%, 07/12/2027 450 409
3.45%, 01/11/2027 140 128
3.78%, 03/09/2026 500 475
Toronto-Dominion Bank/The
0.70%, 09/10/2024
(e)
195 180
1.15%, 06/12/2025 330 297
1.20%, 06/03/2026 190 165
1.95%, 01/12/2027 400 348
2.00%, 09/10/2031 195 146
2.35%, 03/08/2024 195 188
3.20%, 03/10/2032 195 160
3.77%, 06/06/2025 70 68
4.11%, 06/08/2027 70 66
4.29%, 09/13/2024 295 291
4.46%, 06/08/2032 175 160
4.69%, 09/15/2027 565 546
Truist Bank
1.50%, 03/10/2025 250 230
3.63%, 09/16/2025 250 238
Truist Financial Corp
1.13%, 08/03/2027
(e)
215 176
1.20%, 08/05/2025 365 328
1.27%, 03/02/2027
(d)
60 52
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(d)
175 143
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030
(e)
290 227
2.50%, 08/01/2024 350 335
4.12%, 06/06/2028
(d)
135 127
Secured Overnight Financing Rate + 1.37%
US Bancorp
1.38%, 07/22/2030 415 312
2.22%, 01/27/2028
(d)
155 137
Secured Overnight Financing Rate + 0.73%
2.40%, 07/30/2024 190 182
2.49%, 11/03/2036
(d)
175 132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 950 817
3.15%, 04/27/2027 25 23
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 282
Wells Fargo & Co
0.81%, 05/19/2025
(d)
110 102
Secured Overnight Financing Rate + 0.51%
2.16%, 02/11/2026
(d)
645 594
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(d)
525 480
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(d)
475 407
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(d)
970 906
Secured Overnight Financing Rate + 1.09%
3.00%, 04/22/2026 500 458
3.00%, 10/23/2026 530 480
3.07%, 04/30/2041
(d)
480 329
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(d)
465 377
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(d)
500 452
3 Month USD LIBOR + 1.31%
3.91%, 04/25/2026
(d)
390 373
Secured Overnight Financing Rate + 1.32%
4.10%, 06/03/2026 600 571
4.40%, 06/14/2046 385 294

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
4.48%, 04/04/2031
(d)
$ 245 $ 224
Secured Overnight Financing Rate + 4.03%
4.61%, 04/25/2053
(d)
390 317
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 330 262
4.81%, 07/25/2028
(d)
170 162
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(d)
340 313
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 520 425
5.01%, 04/04/2051
(d)
325 281
Secured Overnight Financing Rate + 4.50%
5.38%, 11/02/2043 20 17
5.61%, 01/15/2044 45 41
Wells Fargo Bank NA
5.95%, 08/26/2036 750 728
6.60%, 01/15/2038 250 261
Westpac Banking Corp
1.15%, 06/03/2026 190 166
1.95%, 11/20/2028 200 166
2.15%, 06/03/2031 190 151
2.35%, 02/19/2025 155 147
2.65%, 01/16/2030 155 131
2.89%, 02/04/2030
(d)
160 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 51
3.02%, 11/18/2036
(d)
150 110
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 128
3.74%, 08/26/2025 110 107
4.04%, 08/26/2027 110 106
4.11%, 07/24/2034
(d)
165 140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 133
$ 126,737
Beverages - 0 .59%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 525 504
4.70%, 02/01/2036 1,030 928
4.90%, 02/01/2046 890 774
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 21
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 263
3.75%, 07/15/2042 100 76
4.35%, 06/01/2040 295 250
4.50%, 06/01/2050 720 593
4.75%, 01/23/2029 560 546
5.45%, 01/23/2039 500 476
5.80%, 01/23/2059 595 568
8.20%, 01/15/2039 51 62
Coca-Cola Co/The
1.00%, 03/15/2028 340 280
1.38%, 03/15/2031 340 259
1.45%, 06/01/2027 360 311
1.50%, 03/05/2028 190 162
1.65%, 06/01/2030 260 207
1.75%, 09/06/2024
(e)
190 181
2.13%, 09/06/2029 165 139
2.25%, 01/05/2032 195 158
2.50%, 06/01/2040 260 181
2.50%, 03/15/2051 170 106
2.60%, 06/01/2050 260 167
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Coca-Cola Co/The   (continued)
2.88%, 05/05/2041 $ 195 $ 144
3.00%, 03/05/2051 285 199
3.38%, 03/25/2027 160 153
Constellation Brands Inc
2.25%, 08/01/2031 170 131
3.15%, 08/01/2029 630 541
3.60%, 05/09/2024 80 78
4.35%, 05/09/2027 160 153
Diageo Capital PLC
2.13%, 10/24/2024 200 190
2.13%, 04/29/2032 200 155
2.38%, 10/24/2029 200 167
5.88%, 09/30/2036 139 143
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 110
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 148
3.13%, 12/15/2023 500 491
3.35%, 03/15/2051 190 124
3.95%, 04/15/2029 110 100
4.05%, 04/15/2032 110 96
4.50%, 04/15/2052 110 87
Molson Coors Beverage Co
3.00%, 07/15/2026 530 484
5.00%, 05/01/2042 50 42
PepsiCo Inc
0.40%, 10/07/2023 125 120
1.40%, 02/25/2031 165 127
1.63%, 05/01/2030 95 76
1.95%, 10/21/2031 165 131
2.38%, 10/06/2026 670 615
2.63%, 07/29/2029 170 148
2.63%, 10/21/2041 160 113
2.75%, 10/21/2051 160 109
2.85%, 02/24/2026 500 471
2.88%, 10/15/2049 160 112
3.60%, 02/18/2028 170 161
4.20%, 07/18/2052 60 53
$ 13,184
Biotechnology - 0 .29%
Amgen Inc
1.65%, 08/15/2028 180 148
1.90%, 02/21/2025 160 149
2.00%, 01/15/2032 180 137
2.20%, 02/21/2027 1,090 968
2.45%, 02/21/2030 160 132
2.60%, 08/19/2026 500 458
3.00%, 02/22/2029 200 175
3.00%, 01/15/2052 180 113
3.15%, 02/21/2040 860 620
3.38%, 02/21/2050 160 109
4.20%, 03/01/2033 165 149
4.20%, 02/22/2052 200 157
4.40%, 05/01/2045 40 33
4.66%, 06/15/2051 300 252
4.88%, 03/01/2053 165 145
Baxalta Inc
4.00%, 06/23/2025 50 49
5.25%, 06/23/2045 130 119
Biogen Inc
2.25%, 05/01/2030 115 91
5.20%, 09/15/2045 540 482
Gilead Sciences Inc
1.65%, 10/01/2030 165 127
2.60%, 10/01/2040 85 56
2.80%, 10/01/2050 165 102
2.95%, 03/01/2027 530 483

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc   (continued)
4.00%, 09/01/2036 $ 300 $ 249
4.60%, 09/01/2035 500 452
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 125
Royalty Pharma PLC
1.75%, 09/02/2027 310 256
2.20%, 09/02/2030 160 122
3.30%, 09/02/2040 160 107
$ 6,565
Building Materials - 0 .13%
Carrier Global Corp
2.24%, 02/15/2025 23 21
2.49%, 02/15/2027 36 32
2.72%, 02/15/2030 320 264
3.38%, 04/05/2040 300 217
3.58%, 04/05/2050 160 111
Johnson Controls International plc
4.50%, 02/15/2047 500 398
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 291
Martin Marietta Materials Inc
2.50%, 03/15/2030 500 402
3.20%, 07/15/2051 190 119
Masco Corp
1.50%, 02/15/2028 190 153
4.50%, 05/15/2047 525 404
Owens Corning
4.40%, 01/30/2048 300 223
Vulcan Materials Co
3.50%, 06/01/2030 295 252
$ 2,887
Chemicals - 0 .37%
Air Products and Chemicals Inc
1.85%, 05/15/2027 655 577
2.80%, 05/15/2050 155 103
Albemarle Corp
5.45%, 12/01/2044 150 130
Celanese US Holdings LLC
6.05%, 03/15/2025 345 337
6.17%, 07/15/2027 345 326
6.38%, 07/15/2032 345 321
Dow Chemical Co/The
2.10%, 11/15/2030 165 126
3.60%, 11/15/2050 165 113
4.38%, 11/15/2042 230 181
4.80%, 05/15/2049 300 246
5.25%, 11/15/2041 280 249
9.40%, 05/15/2039 30 38
DuPont de Nemours Inc
4.73%, 11/15/2028 475 452
5.32%, 11/15/2038 500 453
5.42%, 11/15/2048 245 220
Eastman Chemical Co
4.80%, 09/01/2042 100 81
Ecolab Inc
1.30%, 01/30/2031 85 64
1.65%, 02/01/2027 350 307
2.13%, 08/15/2050 85 48
2.75%, 08/18/2055 307 190
4.80%, 03/24/2030 160 157
EI du Pont de Nemours and Co
1.70%, 07/15/2025 185 170
Linde Inc/CT
1.10%, 08/10/2030 165 125
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
LYB International Finance III LLC
1.25%, 10/01/2025 $ 84 $ 74
2.25%, 10/01/2030 165 128
3.63%, 04/01/2051 165 108
4.20%, 10/15/2049 125 90
LyondellBasell Industries NV
4.63%, 02/26/2055 20 15
5.75%, 04/15/2024 130 131
Mosaic Co/The
4.25%, 11/15/2023 496 492
Nutrien Ltd
4.20%, 04/01/2029 600 555
4.90%, 06/01/2043 200 172
PPG Industries Inc
1.20%, 03/15/2026 190 166
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 121
2.30%, 05/15/2030 160 128
2.95%, 08/15/2029 450 385
3.30%, 05/15/2050 160 105
3.80%, 08/15/2049 175 125
Westlake Corp
3.13%, 08/15/2051 190 117
3.60%, 08/15/2026 350 325
$ 8,251
Commercial Mortgage Backed Securities - 1 .47%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,709
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,210
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 941
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(g)
500 496
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 955
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 954
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 949
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 696 672
Fannie Mae-Aces
2.49%, 10/25/2026
(g)
797 733
2.53%, 09/25/2024 742 711
2.79%, 06/25/2025
(g)
1,435 1,367
2.85%, 02/25/2027
(g)
826 770
2.96%, 02/25/2027
(g)
918 861
3.09%, 12/25/2027
(g)
756 703
3.47%, 07/25/2028
(g)
2,025 1,915
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 986
3.06%, 07/25/2023
(g)
750 742
3.06%, 12/25/2024 500 484
3.31%, 05/25/2023
(g)
810 803
3.32%, 02/25/2023
(g)
931 928
3.41%, 12/25/2026 1,500 1,434
3.53%, 10/25/2023
(g)
1,050 1,040
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 3 3
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 308 302
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 946
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 1,912 1,838

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(g)
$ 1,500 $ 1,402
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 973
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 897 857
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,299
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 912
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 496
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,515 1,439
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 130 130
$ 32,960
Commercial Services - 0 .26%
American University/The
3.67%, 04/01/2049 125 98
Automatic Data Processing Inc
1.70%, 05/15/2028 195 167
3.38%, 09/15/2025 500 485
California Institute of Technology
4.32%, 08/01/2045 80 70
Global Payments Inc
1.20%, 03/01/2026 370 319
1.50%, 11/15/2024 195 179
2.65%, 02/15/2025 170 159
3.20%, 08/15/2029 170 142
4.15%, 08/15/2049 85 58
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 241
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 177
4.68%, 07/01/2114 250 212
Moody's Corp
2.55%, 08/18/2060 515 280
4.25%, 08/08/2032 175 159
5.25%, 07/15/2044 500 460
PayPal Holdings Inc
1.65%, 06/01/2025 160 147
2.30%, 06/01/2030 160 130
2.40%, 10/01/2024 160 153
2.85%, 10/01/2029 160 137
3.90%, 06/01/2027
(e)
185 177
4.40%, 06/01/2032 185 172
S&P Global Inc
1.25%, 08/15/2030 165 124
2.45%, 03/01/2027
(h)
295 264
2.50%, 12/01/2029 120 100
3.25%, 12/01/2049 120 84
3.70%, 03/01/2052
(h)
295 223
University of Southern California
5.25%, 10/01/2111 30 28
Verisk Analytics Inc
4.00%, 06/15/2025 500 484
William Marsh Rice University
3.57%, 05/15/2045 500 411
$ 5,840
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0 .66%
Apple Inc
0.55%, 08/20/2025 $ 525 $ 470
0.70%, 02/08/2026 350 308
1.13%, 05/11/2025 550 505
1.20%, 02/08/2028 345 289
1.25%, 08/20/2030 525 404
1.40%, 08/05/2028 190 158
1.65%, 05/11/2030 160 129
1.65%, 02/08/2031 175 138
1.70%, 08/05/2031
(e)
385 302
2.20%, 09/11/2029 165 141
2.38%, 02/08/2041 175 121
2.40%, 08/20/2050 525 326
2.65%, 05/11/2050 160 105
2.65%, 02/08/2051 175 115
2.70%, 08/05/2051 285 188
2.80%, 02/08/2061 175 109
2.90%, 09/12/2027 655 605
2.95%, 09/11/2049 165 116
3.20%, 05/13/2025 445 431
3.20%, 05/11/2027 320 301
3.25%, 08/08/2029 175 160
3.35%, 02/09/2027 535 511
3.35%, 08/08/2032 175 156
3.45%, 02/09/2045 30 24
3.75%, 09/12/2047 115 93
3.75%, 11/13/2047 150 122
3.85%, 05/04/2043 300 252
3.95%, 08/08/2052 175 146
4.65%, 02/23/2046 1,235 1,155
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(h)
200 124
3.45%, 12/15/2051
(h)
400 227
6.02%, 06/15/2026 1,000 1,004
8.10%, 07/15/2036 138 146
8.35%, 07/15/2046 83 90
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 465 441
4.45%, 10/02/2023 150 149
4.90%, 10/15/2025 300 297
6.20%, 10/15/2035 80 78
6.35%, 10/15/2045 195 177
HP Inc
1.45%, 06/17/2026 190 164
2.20%, 06/17/2025 240 222
3.00%, 06/17/2027 240 213
4.75%, 01/15/2028 175 164
6.00%, 09/15/2041 154 134
International Business Machines Corp
2.20%, 02/09/2027 100 89
3.30%, 05/15/2026 1,050 989
3.50%, 05/15/2029 470 425
4.00%, 07/27/2025 165 162
4.00%, 06/20/2042 35 27
4.15%, 05/15/2039 230 190
4.25%, 05/15/2049 340 269
4.40%, 07/27/2032 165 152
4.70%, 02/19/2046 185 159
5.60%, 11/30/2039 92 89
5.88%, 11/29/2032 200 205
6.22%, 08/01/2027 351 368
NetApp Inc
2.38%, 06/22/2027 160 141
$ 14,775
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 275
3.95%, 08/01/2047 300 235

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Clorox Co/The
1.80%, 05/15/2030 $ 160 $ 123
Kimberly-Clark Corp
2.75%, 02/15/2026 400 376
2.88%, 02/07/2050 160 108
$ 1,117
Cosmetics & Personal Care - 0 .20%
Colgate-Palmolive Co
3.10%, 08/15/2025 175 169
3.25%, 08/15/2032 175 156
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 135
2.00%, 12/01/2024 240 229
2.38%, 12/01/2029 240 203
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025
(h)
250 236
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027
(h)
475 431
3.63%, 03/24/2032
(h)
370 314
4.00%, 03/24/2052
(h)
250 185
Procter & Gamble Co/The
0.55%, 10/29/2025 240 213
1.20%, 10/29/2030 340 262
1.90%, 02/01/2027 115 104
2.30%, 02/01/2032 115 95
2.80%, 03/25/2027 660 614
3.55%, 03/25/2040 160 135
Unilever Capital Corp
1.38%, 09/14/2030 170 130
2.13%, 09/06/2029 115 96
2.60%, 05/05/2024 510 495
5.90%, 11/15/2032 230 244
$ 4,446
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 225
Diversified Financial Services - 1 .01%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.15%, 10/29/2023 380 361
1.65%, 10/29/2024 1,440 1,316
1.75%, 10/29/2024 380 346
1.75%, 01/30/2026 170 145
2.45%, 10/29/2026 225 190
2.88%, 08/14/2024 1,035 973
3.00%, 10/29/2028 245 196
3.30%, 01/30/2032 380 286
3.40%, 10/29/2033 275 200
3.88%, 01/23/2028 300 259
Air Lease Corp
1.88%, 08/15/2026 200 169
2.10%, 09/01/2028 385 300
2.30%, 02/01/2025 265 244
2.88%, 01/15/2026 385 345
2.88%, 01/15/2032 200 151
3.25%, 03/01/2025 500 468
3.25%, 10/01/2029 95 77
Ally Financial Inc
1.45%, 10/02/2023 185 179
2.20%, 11/02/2028 190 147
4.75%, 06/09/2027 160 148
8.00%, 11/01/2031 540 566
American Express Co
1.65%, 11/04/2026 1,350 1,177
2.25%, 03/04/2025 195 183
3.30%, 05/03/2027 30 28
3.38%, 05/03/2024 130 127
4.05%, 05/03/2029 75 69
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co   (continued)
4.05%, 12/03/2042 $ 25 $ 20
Ameriprise Financial Inc
4.00%, 10/15/2023 225 223
BlackRock Inc
2.10%, 02/25/2032 150 115
2.40%, 04/30/2030 125 103
3.50%, 03/18/2024 500 493
Brookfield Finance Inc
2.72%, 04/15/2031 190 151
3.50%, 03/30/2051 165 104
3.90%, 01/25/2028 400 360
Brookfield Finance LLC
3.45%, 04/15/2050 160 101
Capital One Financial Corp
1.88%, 11/02/2027
(d)
125 106
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(d)
190 135
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 415 394
3.75%, 04/24/2024 5 5
3.75%, 07/28/2026 1,000 925
4.20%, 10/29/2025 30 29
4.93%, 05/10/2028
(d)
255 243
Secured Overnight Financing Rate + 2.06%
Charles Schwab Corp/The
0.90%, 03/11/2026 315 275
1.15%, 05/13/2026 195 171
1.65%, 03/11/2031 315 238
1.95%, 12/01/2031 195 148
2.00%, 03/20/2028 385 331
3.45%, 02/13/2026 250 240
CME Group Inc
3.00%, 03/15/2025 530 508
5.30%, 09/15/2043 200 199
Credit Suisse USA Inc
7.13%, 07/15/2032 300 300
Discover Financial Services
4.10%, 02/09/2027 500 460
Intercontinental Exchange Inc
1.85%, 09/15/2032 125 92
2.10%, 06/15/2030 160 127
2.65%, 09/15/2040 165 110
3.00%, 09/15/2060 165 97
3.75%, 12/01/2025 50 48
4.00%, 09/15/2027 365 346
4.25%, 09/21/2048 150 124
4.60%, 03/15/2033 185 172
4.95%, 06/15/2052 185 163
Jefferies Group LLC
6.50%, 01/20/2043 200 188
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 165 120
4.15%, 01/23/2030 400 341
Mastercard Inc
2.00%, 03/03/2025 210 198
2.00%, 11/18/2031 170 134
2.95%, 11/21/2026 500 467
2.95%, 03/15/2051 190 129
3.35%, 03/26/2030 80 72
3.85%, 03/26/2050 560 450
Nasdaq Inc
2.50%, 12/21/2040 185 116
Nomura Holdings Inc
1.85%, 07/16/2025 330 298
2.33%, 01/22/2027 385 331
2.68%, 07/16/2030 330 252

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
ORIX Corp
3.70%, 07/18/2027 $ 300 $ 277
Synchrony Financial
4.25%, 08/15/2024 800 780
4.50%, 07/23/2025 20 19
Visa Inc
1.10%, 02/15/2031 165 123
1.90%, 04/15/2027 475 422
2.00%, 08/15/2050 165 94
2.05%, 04/15/2030 155 128
2.70%, 04/15/2040 155 112
3.15%, 12/14/2025 600 573
3.65%, 09/15/2047 85 66
4.15%, 12/14/2035 215 196
4.30%, 12/14/2045 375 327
Western Union Co/The
6.20%, 11/17/2036 200 190
$ 22,709
Electric - 1 .85%
AEP Texas Inc
2.10%, 07/01/2030 165 129
3.45%, 01/15/2050 55 37
3.45%, 05/15/2051 195 133
4.70%, 05/15/2032 65 60
5.25%, 05/15/2052 65 59
AEP Transmission Co LLC
2.75%, 08/15/2051 190 119
4.00%, 12/01/2046 400 313
4.50%, 06/15/2052 90 76
AES Corp/The
2.45%, 01/15/2031 180 138
Alabama Power Co
1.45%, 09/15/2030 160 122
3.13%, 07/15/2051 190 127
4.30%, 01/02/2046 400 329
Ameren Corp
1.75%, 03/15/2028 190 157
Ameren Illinois Co
1.55%, 11/15/2030 180 138
3.25%, 03/15/2050 80 55
3.85%, 09/01/2032 115 104
American Electric Power Co Inc
1.00%, 11/01/2025 45 39
2.30%, 03/01/2030 160 127
Appalachian Power Co
3.30%, 06/01/2027 200 184
7.00%, 04/01/2038 120 129
Arizona Public Service Co
2.60%, 08/15/2029 270 223
2.65%, 09/15/2050 170 97
4.50%, 04/01/2042 77 62
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 152
4.55%, 06/01/2052 60 51
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 102
2.85%, 05/15/2051 180 111
3.80%, 07/15/2048 300 226
4.50%, 02/01/2045 325 271
4.60%, 05/01/2053
(h)
195 164
5.15%, 11/15/2043 15 14
6.13%, 04/01/2036 156 159
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 136
4.25%, 02/01/2049 300 251
4.85%, 10/01/2052 80 73
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CenterPoint Energy Inc
1.45%, 06/01/2026 $ 195 $ 171
2.50%, 09/01/2024 90 86
2.95%, 03/01/2030 125 105
3.70%, 09/01/2049 90 64
CMS Energy Corp
3.75%, 12/01/2050
(d)
180 132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 107
3.13%, 03/15/2051 190 129
4.00%, 03/01/2049 300 239
Connecticut Light and Power Co/The
0.75%, 12/01/2025
(e)
180 158
2.05%, 07/01/2031 190 150
3.20%, 03/15/2027 165 154
4.00%, 04/01/2048 500 408
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 156
3.00%, 12/01/2060 180 107
3.70%, 11/15/2059 80 56
3.88%, 06/15/2047 650 493
4.13%, 05/15/2049 300 233
4.20%, 03/15/2042 128 103
4.30%, 12/01/2056 230 177
5.85%, 03/15/2036 51 50
6.75%, 04/01/2038 125 133
Constellation Energy Generation LLC
6.25%, 10/01/2039 349 341
Consumers Energy Co
2.50%, 05/01/2060 160 88
3.10%, 08/15/2050 245 166
4.20%, 09/01/2052 175 145
Delmarva Power & Light Co
4.15%, 05/15/2045 350 280
Dominion Energy Inc
1.45%, 04/15/2026 190 167
3.30%, 04/15/2041 190 137
3.38%, 04/01/2030 155 133
4.70%, 12/01/2044 300 253
4.90%, 08/01/2041 77 68
5.95%, 06/15/2035 400 396
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 74
DTE Electric Co
1.90%, 04/01/2028 435 370
2.25%, 03/01/2030 160 132
2.63%, 03/01/2031 155 129
3.95%, 03/01/2049 250 200
DTE Energy Co
1.05%, 06/01/2025 85 76
Duke Energy Carolinas LLC
3.20%, 08/15/2049 450 310
4.00%, 09/30/2042 100 80
5.30%, 02/15/2040 362 344
Duke Energy Corp
0.90%, 09/15/2025 170 151
3.15%, 08/15/2027 15 14
3.30%, 06/15/2041 190 133
3.50%, 06/15/2051 190 128
3.75%, 09/01/2046 400 283
4.50%, 08/15/2032 175 158
5.00%, 08/15/2052 175 149
Duke Energy Florida LLC
1.75%, 06/15/2030 160 125
2.50%, 12/01/2029 330 279
3.40%, 10/01/2046 300 211

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Florida LLC   (continued)
5.65%, 04/01/2040 $ 25 $ 25
6.40%, 06/15/2038 66 71
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 99
6.12%, 10/15/2035 77 79
6.45%, 04/01/2039 300 313
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 128
Duke Energy Progress LLC
2.50%, 08/15/2050 165 98
4.15%, 12/01/2044 300 242
Emera US Finance LP
3.55%, 06/15/2026 25 23
4.75%, 06/15/2046 25 20
Entergy Arkansas LLC
2.65%, 06/15/2051 170 103
Entergy Corp
0.90%, 09/15/2025 580 510
1.90%, 06/15/2028 115 94
2.40%, 06/15/2031 190 145
Entergy Louisiana LLC
2.90%, 03/15/2051 90 57
3.10%, 06/15/2041 190 137
4.75%, 09/15/2052 105 91
Entergy Texas Inc
1.75%, 03/15/2031 165 125
4.00%, 03/30/2029 300 277
4.50%, 03/30/2039 300 250
Evergy Inc
2.45%, 09/15/2024 165 156
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 400
Evergy Metro Inc
2.25%, 06/01/2030 160 130
Eversource Energy
0.80%, 08/15/2025 165 146
1.65%, 08/15/2030 165 124
Exelon Corp
3.35%, 03/15/2032
(h)
195 163
3.95%, 06/15/2025 25 24
4.45%, 04/15/2046 20 16
5.63%, 06/15/2035 300 293
Florida Power & Light Co
2.45%, 02/03/2032 200 162
2.88%, 12/04/2051 195 129
3.15%, 10/01/2049 90 63
3.70%, 12/01/2047 200 156
4.05%, 10/01/2044 350 287
5.69%, 03/01/2040 48 48
Georgia Power Co
2.20%, 09/15/2024 165 156
4.30%, 03/15/2042 228 182
4.70%, 05/15/2032 185 173
Gulf Power Co
3.30%, 05/30/2027 400 371
Hydro-Quebec
8.05%, 07/07/2024 102 108
Iberdrola International BV
6.75%, 07/15/2036 128 133
Interstate Power and Light Co
2.30%, 06/01/2030 40 32
4.10%, 09/26/2028 300 282
Kentucky Utilities Co
3.30%, 06/01/2050 155 108
5.13%, 11/01/2040 250 230
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
MidAmerican Energy Co
3.15%, 04/15/2050 $ 165 $ 112
3.65%, 04/15/2029 300 277
4.25%, 07/15/2049 300 250
Mississippi Power Co
4.25%, 03/15/2042 100 80
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 155 146
1.00%, 06/15/2026 190 166
2.40%, 03/15/2030 105 86
3.05%, 04/25/2027 300 277
3.25%, 11/01/2025 500 475
4.15%, 12/15/2032 175 160
Nevada Power Co
2.40%, 05/01/2030 200 165
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 161
2.25%, 06/01/2030 450 359
2.75%, 11/01/2029 115 97
4.20%, 06/20/2024 175 173
5.00%, 07/15/2032 175 167
5.65%, 05/01/2079
(d)
500 436
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 155
2.60%, 06/01/2051 160 99
2.90%, 03/01/2050 80 53
3.40%, 08/15/2042 100 76
5.35%, 11/01/2039 82 81
NorthWestern Corp
4.18%, 11/15/2044 300 238
NSTAR Electric Co
4.55%, 06/01/2052 185 161
4.95%, 09/15/2052 80 75
Ohio Power Co
1.63%, 01/15/2031 150 113
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 145
2.75%, 06/01/2024 300 291
3.10%, 09/15/2049 430 297
4.15%, 06/01/2032
(h)
185 172
4.55%, 09/15/2032
(h)
115 111
4.60%, 06/01/2052
(h)
185 164
5.25%, 09/30/2040 51 49
Pacific Gas and Electric Co
2.10%, 08/01/2027 1,160 938
2.50%, 02/01/2031 320 233
3.30%, 08/01/2040 160 102
3.50%, 08/01/2050 1,160 706
4.20%, 06/01/2041 190 130
4.95%, 06/08/2025 455 442
5.90%, 06/15/2032 150 137
PacifiCorp
2.90%, 06/15/2052 190 122
6.25%, 10/15/2037 92 94
PECO Energy Co
2.80%, 06/15/2050 425 273
2.85%, 09/15/2051 175 113
4.38%, 08/15/2052 115 98
4.60%, 05/15/2052 55 48
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 53
3.95%, 06/01/2047 300 240
Progress Energy Inc
7.75%, 03/01/2031 136 150

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Colorado
1.88%, 06/15/2031 $ 155 $ 121
2.70%, 01/15/2051 495 313
3.70%, 06/15/2028 300 280
4.50%, 06/01/2052 60 52
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 89
2.45%, 01/15/2030 160 135
3.00%, 05/15/2027 400 368
3.15%, 01/01/2050 160 110
3.65%, 09/01/2042 200 154
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 290
Puget Sound Energy Inc
2.89%, 09/15/2051 170 108
3.25%, 09/15/2049 60 40
5.80%, 03/15/2040 351 344
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 131
3.32%, 04/15/2050 155 108
3.70%, 03/15/2052 195 146
Sempra Energy
3.40%, 02/01/2028 300 271
3.80%, 02/01/2038 300 234
4.00%, 02/01/2048 400 298
6.00%, 10/15/2039 112 109
Southern California Edison Co
2.25%, 06/01/2030 160 127
2.85%, 08/01/2029 125 105
3.45%, 02/01/2052 200 134
3.65%, 02/01/2050 315 216
4.00%, 04/01/2047 585 426
4.70%, 06/01/2027 365 354
5.50%, 03/15/2040 102 93
5.95%, 02/01/2038 367 352
Southern Co/The
1.75%, 03/15/2028 190 155
3.25%, 07/01/2026 570 528
3.75%, 09/15/2051
(d)
435 353
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(d)
170 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 40 35
5.25%, 07/15/2043 200 173
Southwestern Electric Power Co
4.10%, 09/15/2028 400 369
6.20%, 03/15/2040 51 50
Tampa Electric Co
3.45%, 03/15/2051 185 130
4.35%, 05/15/2044 200 164
Tucson Electric Power Co
1.50%, 08/01/2030 455 343
3.25%, 05/01/2051 195 128
Union Electric Co
2.15%, 03/15/2032 190 147
2.63%, 03/15/2051 165 101
3.50%, 04/15/2024 500 488
Virginia Electric and Power Co
2.30%, 11/15/2031 195 155
2.45%, 12/15/2050 90 53
2.88%, 07/15/2029 90 78
2.95%, 11/15/2051 380 246
3.75%, 05/15/2027 115 109
4.20%, 05/15/2045 600 481
6.00%, 05/15/2037 77 78
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Virginia Electric and Power Co   (continued)
8.88%, 11/15/2038 $ 10 $ 13
WEC Energy Group Inc
1.38%, 10/15/2027 165 136
2.20%, 12/15/2028 200 165
5.00%, 09/27/2025 80 80
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 61
4.75%, 09/30/2032 120 116
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 125
Xcel Energy Inc
0.50%, 10/15/2023 85 81
1.75%, 03/15/2027 280 242
2.60%, 12/01/2029 115 96
4.60%, 06/01/2032 110 102
$ 41,544
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 550 472
2.20%, 12/21/2031 400 320
$ 792
Electronics - 0 .08%
Agilent Technologies Inc
2.10%, 06/04/2030 160 126
2.30%, 03/12/2031 195 152
Fortive Corp
3.15%, 06/15/2026 535 494
Honeywell International Inc
1.10%, 03/01/2027 190 163
1.35%, 06/01/2025 75 69
1.75%, 09/01/2031 190 148
1.95%, 06/01/2030 310 253
2.50%, 11/01/2026 50 46
2.70%, 08/15/2029 85 74
2.80%, 06/01/2050
(e)
160 113
Jabil Inc
1.70%, 04/15/2026 190 165
Tyco Electronics Group SA
7.13%, 10/01/2037 14 16
$ 1,819
Entertainment - 0 .12%
Warnermedia Holdings Inc
3.43%, 03/15/2024
(h)
390 377
3.64%, 03/15/2025
(h)
395 374
3.76%, 03/15/2027
(h)
395 353
4.05%, 03/15/2029
(h)
390 337
4.28%, 03/15/2032
(h)
290 239
5.05%, 03/15/2042
(h)
395 296
5.14%, 03/15/2052
(h)
295 214
5.39%, 03/15/2062
(h)
635 460
$ 2,650
Environmental Control - 0 .07%
Republic Services Inc
1.75%, 02/15/2032 90 67
2.30%, 03/01/2030 340 279
2.50%, 08/15/2024 215 205
Waste Connections Inc
2.20%, 01/15/2032 385 298
4.20%, 01/15/2033 345 313
Waste Management Inc
0.75%, 11/15/2025 90 79
2.00%, 06/01/2029 195 161
2.50%, 11/15/2050 180 110
4.15%, 04/15/2032
(e)
95 88
$ 1,600

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Federal & Federally Sponsored Credit - 0 .05%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 $ 385 $ 364
2.63%, 05/16/2024 365 356
4.25%, 09/26/2024 315 315
$ 1,035
Finance - Mortgage Loan/Banker - 0 .81%
Fannie Mae
0.25%, 11/27/2023
(e)
1,480 1,414
0.50%, 06/17/2025 370 334
0.50%, 11/07/2025 360 321
0.75%, 10/08/2027
(e)
500 425
0.88%, 08/05/2030 680 532
2.13%, 04/24/2026 1,150 1,070
2.50%, 02/05/2024 500 488
2.63%, 09/06/2024 750 727
5.63%, 07/15/2037 200 226
6.63%, 11/15/2030 602 703
7.13%, 01/15/2030 199 236
7.25%, 05/15/2030 280 336
Federal Home Loan Banks
0.38%, 09/04/2025 470 421
2.50%, 02/13/2024 1,000 977
2.75%, 06/28/2024 710 691
3.25%, 11/16/2028 2,000 1,908
5.50%, 07/15/2036 700 782
Freddie Mac
0.13%, 10/16/2023 345 330
0.25%, 11/06/2023 550 526
0.25%, 12/04/2023 1,970 1,880
0.38%, 09/23/2025 3,160 2,818
6.25%, 07/15/2032 231 269
6.75%, 03/15/2031 577 682
$ 18,096
Food - 0 .32%
Campbell Soup Co
3.95%, 03/15/2025 350 340
4.15%, 03/15/2028 160 150
Conagra Brands Inc
1.38%, 11/01/2027 125 101
4.85%, 11/01/2028 205 193
5.30%, 11/01/2038 120 105
5.40%, 11/01/2048 120 103
General Mills Inc
2.25%, 10/14/2031 170 133
4.00%, 04/17/2025 300 293
Hershey Co/The
1.70%, 06/01/2030 160 127
3.38%, 08/15/2046 350 265
J M Smucker Co/The
2.13%, 03/15/2032 195 146
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.13%, 02/01/2028
(h)
325 305
5.75%, 04/01/2033
(h)
325 293
6.50%, 12/01/2052
(h)
325 289
Kellogg Co
2.10%, 06/01/2030 160 127
2.65%, 12/01/2023 417 407
3.25%, 04/01/2026 500 470
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 30
Kroger Co/The
1.70%, 01/15/2031 190 143
3.70%, 08/01/2027 300 283
3.95%, 01/15/2050 175 133
4.45%, 02/01/2047 55 45
5.15%, 08/01/2043 300 269
5.40%, 07/15/2040 25 23
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
McCormick & Co Inc/MD
0.90%, 02/15/2026 $ 190 $ 165
1.85%, 02/15/2031 190 142
Mondelez International Inc
1.50%, 02/04/2031 105 77
2.63%, 03/17/2027 195 175
2.63%, 09/04/2050 625 370
Sysco Corp
2.40%, 02/15/2030 135 110
2.45%, 12/14/2031 115 90
4.50%, 04/01/2046 300 247
4.85%, 10/01/2045 250 212
5.38%, 09/21/2035 500 486
Tyson Foods Inc
4.55%, 06/02/2047 520 430
$ 7,277
Forest Products & Paper - 0 .06%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 487
Georgia-Pacific LLC
7.75%, 11/15/2029 51 58
8.00%, 01/15/2024 228 237
International Paper Co
4.80%, 06/15/2044 223 186
Suzano Austria GmbH
2.50%, 09/15/2028 90 70
5.00%, 01/15/2030 300 260
$ 1,298
Gas - 0 .12%
Atmos Energy Corp
1.50%, 01/15/2031 165 124
3.38%, 09/15/2049 165 117
4.13%, 10/15/2044 400 324
5.75%, 10/15/2052
(i)
105 105
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 127
4.40%, 07/01/2032 175 163
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024 155 147
NiSource Inc
0.95%, 08/15/2025 330 293
3.49%, 05/15/2027 20 18
3.60%, 05/01/2030 150 131
5.00%, 06/15/2052 355 310
5.95%, 06/15/2041 402 386
Southern California Gas Co
2.55%, 02/01/2030 160 134
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 122
3.15%, 09/30/2051 195 122
Washington Gas Light Co
3.65%, 09/15/2049 95 70
$ 2,693
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 735 594
2.75%, 11/15/2050 175 105
$ 699
Healthcare - Products - 0 .27%
Abbott Laboratories
1.15%, 01/30/2028 250 208
1.40%, 06/30/2030 330 258
3.75%, 11/30/2026 266 258
4.75%, 11/30/2036 40 39
4.90%, 11/30/2046 500 479
5.30%, 05/27/2040 200 200

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Baxter International Inc
0.87%, 12/01/2023 $ 395 $ 377
1.73%, 04/01/2031 175 130
1.92%, 02/01/2027 395 344
2.27%, 12/01/2028 195 161
Boston Scientific Corp
1.90%, 06/01/2025 160 147
2.65%, 06/01/2030 160 133
3.45%, 03/01/2024 263 257
4.70%, 03/01/2049 17 15
7.38%, 01/15/2040 51 58
Danaher Corp
2.60%, 10/01/2050 165 101
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 132
3.25%, 11/15/2039 155 118
Koninklijke Philips NV
5.00%, 03/15/2042 128 110
Medtronic Inc
4.38%, 03/15/2035 665 606
PerkinElmer Inc
0.85%, 09/15/2024 120 111
1.90%, 09/15/2028 155 125
Stryker Corp
3.50%, 03/15/2026 500 476
4.10%, 04/01/2043 200 160
4.63%, 03/15/2046 20 17
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 385 358
2.00%, 10/15/2031 190 150
2.60%, 10/01/2029 160 138
2.80%, 10/15/2041 250 175
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 128
$ 5,969
Healthcare - Services - 0 .55%
Aetna Inc
3.50%, 11/15/2024 300 291
4.13%, 11/15/2042 100 77
6.63%, 06/15/2036 105 107
6.75%, 12/15/2037 112 114
Ascension Health
3.95%, 11/15/2046 500 417
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 186
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 187
CommonSpirit Health
4.35%, 11/01/2042 200 158
Elevance Health Inc
1.50%, 03/15/2026 190 169
2.88%, 09/15/2029 120 102
3.13%, 05/15/2050 600 397
3.60%, 03/15/2051 190 135
3.65%, 12/01/2027 300 279
4.10%, 05/15/2032 170 154
4.38%, 12/01/2047 300 248
4.63%, 05/15/2042 30 26
4.65%, 01/15/2043 115 99
HCA Inc
2.38%, 07/15/2031 190 141
3.38%, 03/15/2029
(h)
390 330
3.50%, 07/15/2051 190 118
4.38%, 03/15/2042
(h)
195 146
4.50%, 02/15/2027 800 747
5.25%, 06/15/2026 750 725
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Humana Inc
1.35%, 02/03/2027 $ 190 $ 160
2.15%, 02/03/2032 190 144
3.13%, 08/15/2029 85 74
4.50%, 04/01/2025 160 158
4.95%, 10/01/2044 325 288
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 162
4.15%, 05/01/2047 470 393
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 292
2.95%, 12/01/2029 310 263
4.70%, 02/01/2045 115 95
Mass General Brigham Inc
3.19%, 07/01/2049 315 220
4.12%, 07/01/2055 300 248
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 168
4.20%, 07/01/2055 250 208
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 323
Quest Diagnostics Inc
2.95%, 06/30/2030 155 130
UnitedHealth Group Inc
0.55%, 05/15/2024 195 183
1.25%, 01/15/2026 160 143
2.00%, 05/15/2030 160 129
2.30%, 05/15/2031 195 157
2.38%, 08/15/2024 250 240
2.75%, 05/15/2040 160 112
2.88%, 08/15/2029 175 152
2.90%, 05/15/2050 160 105
3.05%, 05/15/2041 195 142
3.25%, 05/15/2051 120 83
3.45%, 01/15/2027 440 416
3.50%, 08/15/2039 200 157
3.70%, 05/15/2027 185 176
3.70%, 08/15/2049 350 265
4.20%, 05/15/2032 185 172
4.25%, 06/15/2048 165 137
4.45%, 12/15/2048 120 102
4.63%, 07/15/2035 30 28
4.75%, 07/15/2045 700 620
4.75%, 05/15/2052 185 165
6.50%, 06/15/2037 77 83
$ 12,446
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 190 159
1.40%, 10/15/2027 165 133
$ 292
Insurance - 0 .66%
Aflac Inc
1.13%, 03/15/2026 195 172
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 475
Allstate Corp/The
0.75%, 12/15/2025 160 140
1.45%, 12/15/2030 160 121
3.28%, 12/15/2026 500 469
5.55%, 05/09/2035 200 201
American International Group Inc
4.80%, 07/10/2045 50 43
Aon Corp
2.80%, 05/15/2030 160 133

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 $ 245 $ 192
2.85%, 05/28/2027 195 175
2.90%, 08/23/2051 195 121
5.00%, 09/12/2032 90 86
Arch Capital Finance LLC
5.03%, 12/15/2046 250 212
Arch Capital Group US Inc
5.14%, 11/01/2043 375 328
Athene Holding Ltd
4.13%, 01/12/2028 500 449
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 126
1.85%, 03/12/2030 80 64
2.30%, 03/15/2027 195 177
2.50%, 01/15/2051 190 113
2.85%, 10/15/2050 125 80
2.88%, 03/15/2032 195 164
4.20%, 08/15/2048 285 236
4.25%, 01/15/2049 400 332
4.30%, 05/15/2043 300 256
5.75%, 01/15/2040 115 119
Berkshire Hathaway Inc
3.13%, 03/15/2026 350 332
4.50%, 02/11/2043 25 22
Chubb Corp/The
6.50%, 05/15/2038 10 11
Chubb INA Holdings Inc
1.38%, 09/15/2030 335 253
2.85%, 12/15/2051 100 65
3.35%, 05/03/2026 30 28
4.35%, 11/03/2045 25 21
6.70%, 05/15/2036 250 272
CNA Financial Corp
2.05%, 08/15/2030 165 126
Corebridge Financial Inc
3.50%, 04/04/2025
(h)
200 190
3.85%, 04/05/2029
(h)
200 176
3.90%, 04/05/2032
(h)
200 169
Equitable Holdings Inc
4.35%, 04/20/2028 605 567
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 101
3.60%, 08/19/2049 170 122
4.30%, 04/15/2043 250 199
Lincoln National Corp
4.35%, 03/01/2048 55 43
7.00%, 06/15/2040 47 49
Loews Corp
4.13%, 05/15/2043 200 154
Manulife Financial Corp
5.38%, 03/04/2046 250 237
Markel Corp
3.45%, 05/07/2052 250 166
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 118
3.88%, 03/15/2024 500 493
4.38%, 03/15/2029 50 48
4.90%, 03/15/2049 400 355
MetLife Inc
3.00%, 03/01/2025 300 290
3.60%, 04/10/2024 250 245
4.05%, 03/01/2045 400 312
4.60%, 05/13/2046 225 197
4.88%, 11/13/2043 20 18
5.70%, 06/15/2035 164 166
6.40%, 12/15/2066 288 278
3 Month USD LIBOR + 2.21%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Progressive Corp/The
3.20%, 03/26/2030 $ 160 $ 141
3.70%, 03/15/2052 165 124
4.35%, 04/25/2044 200 169
Prudential Financial Inc
2.10%, 03/10/2030 160 128
3.70%, 10/01/2050
(d)
165 130
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 463
3.91%, 12/07/2047 177 135
5.20%, 03/15/2044
(d)
350 336
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 25
5.70%, 09/15/2048
(d)
400 374
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 270 186
4.00%, 05/30/2047 400 323
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 56
Trinity Acquisition PLC
4.40%, 03/15/2026 500 480
W R Berkley Corp
4.00%, 05/12/2050 85 64
Willis North America Inc
2.95%, 09/15/2029 55 45
3.60%, 05/15/2024 300 291
3.88%, 09/15/2049 165 114
XLIT Ltd
5.25%, 12/15/2043 400 383
$ 14,787
Internet - 0 .47%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 154
3.15%, 02/09/2051 300 175
3.40%, 12/06/2027 325 292
3.60%, 11/28/2024 300 291
4.20%, 12/06/2047 575 415
4.40%, 12/06/2057 305 219
Alphabet Inc
0.80%, 08/15/2027 330 278
1.10%, 08/15/2030 165 128
1.90%, 08/15/2040 165 106
2.00%, 08/15/2026 30 27
2.05%, 08/15/2050 165 97
2.25%, 08/15/2060 165 93
3.38%, 02/25/2024 530 523
Amazon.com Inc
0.45%, 05/12/2024 365 342
1.20%, 06/03/2027 465 397
1.50%, 06/03/2030 465 367
1.65%, 05/12/2028 560 476
2.10%, 05/12/2031 365 296
2.88%, 05/12/2041 365 266
3.00%, 04/13/2025 300 290
3.10%, 05/12/2051 365 255
3.15%, 08/22/2027 490 457
3.25%, 05/12/2061 385 259
3.30%, 04/13/2027 380 359
3.60%, 04/13/2032 380 345
3.80%, 12/05/2024 20 20
3.88%, 08/22/2037 340 296
3.95%, 04/13/2052 190 156
4.05%, 08/22/2047 30 25
4.80%, 12/05/2034 30 30
4.95%, 12/05/2044 240 229

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Baidu Inc
1.72%, 04/09/2026 $ 200 $ 177
2.38%, 10/09/2030 200 159
3.08%, 04/07/2025
(e)
200 190
4.13%, 06/30/2025
(e)
500 485
eBay Inc
1.90%, 03/11/2025 160 148
2.60%, 05/10/2031
(e)
195 152
3.45%, 08/01/2024 605 589
4.00%, 07/15/2042 100 75
Expedia Group Inc
2.95%, 03/15/2031 195 151
Meta Platforms Inc
3.50%, 08/15/2027
(h)
345 323
3.85%, 08/15/2032
(h)
345 303
4.45%, 08/15/2052
(h)
300 245
$ 10,660
Iron & Steel - 0 .08%
Nucor Corp
2.00%, 06/01/2025 155 143
3.13%, 04/01/2032 195 159
4.30%, 05/23/2027 185 177
Steel Dynamics Inc
1.65%, 10/15/2027 85 70
2.40%, 06/15/2025 40 37
2.80%, 12/15/2024 500 478
Vale Overseas Ltd
6.25%, 08/10/2026 400 403
6.88%, 11/21/2036 317 301
8.25%, 01/17/2034 38 41
$ 1,809
Lodging - 0 .02%
Marriott International Inc/MD
2.85%, 04/15/2031 195 153
5.00%, 10/15/2027 300 290
$ 443
Machinery - Construction & Mining - 0 .09%
Caterpillar Financial Services Corp
0.45%, 05/17/2024 195 182
0.80%, 11/13/2025 180 159
0.95%, 01/10/2024 200 192
1.10%, 09/14/2027 335 282
1.15%, 09/14/2026 195 170
3.40%, 05/13/2025 365 353
3.65%, 08/12/2025 175 170
Caterpillar Inc
2.60%, 04/09/2030 150 128
3.25%, 09/19/2049 160 117
3.40%, 05/15/2024 30 29
3.80%, 08/15/2042 105 86
6.05%, 08/15/2036 132 142
$ 2,010
Machinery - Diversified - 0 .14%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 173
1.88%, 01/15/2026 165 147
Deere & Co
2.88%, 09/07/2049 165 115
3.10%, 04/15/2030 160 142
3.90%, 06/09/2042 30 26
5.38%, 10/16/2029 100 101
Dover Corp
5.38%, 03/01/2041 77 70
John Deere Capital Corp
0.40%, 10/10/2023 165 158
0.70%, 01/15/2026 155 136
1.05%, 06/17/2026 190 166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
John Deere Capital Corp   (continued)
1.50%, 03/06/2028 $ 190 $ 160
2.00%, 06/17/2031 195 154
2.05%, 01/09/2025 160 151
2.35%, 03/08/2027 195 176
2.80%, 07/18/2029 185 162
3.40%, 06/06/2025 175 169
4.15%, 09/15/2027 205 199
4.35%, 09/15/2032 120 114
Otis Worldwide Corp
2.06%, 04/05/2025 160 148
2.57%, 02/15/2030 160 131
3.36%, 02/15/2050 160 108
Rockwell Automation Inc
1.75%, 08/15/2031 135 104
2.80%, 08/15/2061 190 109
$ 3,119
Media - 0 .72%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 301
2.30%, 02/01/2032 145 104
2.80%, 04/01/2031 405 306
3.50%, 06/01/2041 380 243
3.70%, 04/01/2051 405 245
3.85%, 04/01/2061 145 85
3.90%, 06/01/2052 195 121
4.40%, 12/01/2061 95 61
4.80%, 03/01/2050 545 393
4.91%, 07/23/2025 900 878
5.75%, 04/01/2048 605 488
6.48%, 10/23/2045 435 383
Comcast Corp
1.50%, 02/15/2031 165 124
2.35%, 01/15/2027 60 54
2.45%, 08/15/2052
(e)
165 94
2.65%, 02/01/2030 125 105
2.65%, 08/15/2062 165 89
2.89%, 11/01/2051 1,447 906
3.15%, 03/01/2026 30 28
3.25%, 11/01/2039 245 180
3.38%, 08/15/2025 525 504
3.40%, 07/15/2046 20 14
3.45%, 02/01/2050 485 339
3.55%, 05/01/2028 125 115
3.70%, 04/15/2024 1,250 1,229
3.75%, 04/01/2040 860 676
3.90%, 03/01/2038 150 122
4.00%, 08/15/2047 30 23
4.00%, 03/01/2048 400 308
4.00%, 11/01/2049 20 15
4.15%, 10/15/2028 500 472
4.25%, 01/15/2033 120 109
5.65%, 06/15/2035 20 20
7.05%, 03/15/2033 15 16
Discovery Communications LLC
3.63%, 05/15/2030 180 148
3.95%, 06/15/2025 250 238
3.95%, 03/20/2028 250 219
4.00%, 09/15/2055 301 177
Fox Corp
3.05%, 04/07/2025 40 38
5.48%, 01/25/2039 200 173
5.58%, 01/25/2049 500 428
Grupo Televisa SAB
4.63%, 01/30/2026 500 484
NBCUniversal Media LLC
4.45%, 01/15/2043 10 8

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Paramount Global
4.00%, 01/15/2026 $ 300 $ 283
4.20%, 05/19/2032 200 162
4.38%, 03/15/2043 435 290
4.85%, 07/01/2042 200 146
6.88%, 04/30/2036 181 169
7.88%, 07/30/2030 178 188
Thomson Reuters Corp
5.85%, 04/15/2040 25 24
Time Warner Cable LLC
5.50%, 09/01/2041 340 267
5.88%, 11/15/2040 20 16
6.55%, 05/01/2037 176 159
6.75%, 06/15/2039 77 69
7.30%, 07/01/2038 300 285
Time Warner Entertainment Co LP
8.38%, 07/15/2033 95 101
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 78
7.00%, 03/01/2032 51 57
Walt Disney Co/The
1.75%, 01/13/2026 315 285
2.00%, 09/01/2029 245 200
2.20%, 01/13/2028 460 401
2.65%, 01/13/2031 395 327
2.75%, 09/01/2049 325 206
3.35%, 03/24/2025 120 116
3.50%, 05/13/2040 160 124
3.60%, 01/13/2051 160 119
3.70%, 03/23/2027 120 113
4.63%, 03/23/2040 240 216
4.75%, 11/15/2046 230 204
4.95%, 10/15/2045 350 316
6.20%, 12/15/2034 154 162
6.40%, 12/15/2035 98 104
$ 16,250
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.25%, 06/15/2025 25 24
4.38%, 06/15/2045 250 210
$ 234
Mining - 0 .15%
Barrick Gold Corp
5.25%, 04/01/2042 20 18
Barrick North America Finance LLC
5.75%, 05/01/2043 355 334
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 88
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 425
5.00%, 09/30/2043 270 256
Newmont Corp
2.25%, 10/01/2030 610 472
2.60%, 07/15/2032 140 107
4.88%, 03/15/2042 20 17
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 81
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 113
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 298
Southern Copper Corp
5.88%, 04/23/2045 350 328
6.75%, 04/16/2040 258 266
Teck Resources Ltd
3.90%, 07/15/2030
(e)
695 591
$ 3,394
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0 .23%
3M Co
2.00%, 02/14/2025 $ 130 $ 122
2.38%, 08/26/2029 500 410
Eaton Corp
3.10%, 09/15/2027 575 525
4.00%, 11/02/2032 100 89
4.15%, 03/15/2033 150 135
4.15%, 11/02/2042 50 41
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 1,081 968
General Electric Co
6.75%, 03/15/2032 483 522
Illinois Tool Works Inc
2.65%, 11/15/2026 500 464
3.50%, 03/01/2024 350 345
Parker-Hannifin Corp
4.25%, 09/15/2027 355 338
4.50%, 09/15/2029 355 335
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 600 539
4.65%, 11/01/2044 300 244
$ 5,077
Oil & Gas - 0 .86%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 358
2.72%, 01/12/2032 100 81
2.77%, 11/10/2050 625 388
2.94%, 06/04/2051 190 121
3.00%, 02/24/2050 160 104
3.00%, 03/17/2052 195 125
3.06%, 06/17/2041 385 274
3.54%, 04/06/2027 275 257
3.59%, 04/14/2027 30 28
BP Capital Markets PLC
3.28%, 09/19/2027 175 160
3.72%, 11/28/2028 40 37
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 605
4.95%, 06/01/2047 20 17
6.25%, 03/15/2038 250 241
Chevron Corp
1.55%, 05/11/2025 85 79
2.00%, 05/11/2027 160 142
2.24%, 05/11/2030 160 134
2.95%, 05/16/2026 355 334
3.08%, 05/11/2050 160 113
Chevron USA Inc
0.69%, 08/12/2025 330 295
1.02%, 08/12/2027 165 138
2.34%, 08/12/2050 165 101
3.25%, 10/15/2029 325 293
ConocoPhillips Co
2.40%, 03/07/2025 215 203
3.76%, 03/15/2042
(h)
402 324
3.80%, 03/15/2052 135 103
4.03%, 03/15/2062
(h)
169 128
4.30%, 11/15/2044 420 350
Devon Energy Corp
5.00%, 06/15/2045 10 8
5.60%, 07/15/2041 425 381
Diamondback Energy Inc
3.25%, 12/01/2026 155 143
EOG Resources Inc
4.15%, 01/15/2026 350 341
EQT Corp
5.68%, 10/01/2025
(i)
315 313

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Equinor ASA
1.75%, 01/22/2026 $ 160 $ 144
2.65%, 01/15/2024 400 389
2.88%, 04/06/2025 145 138
3.00%, 04/06/2027 345 318
3.25%, 11/18/2049 450 323
3.63%, 04/06/2040 145 116
5.10%, 08/17/2040 263 250
Exxon Mobil Corp
2.02%, 08/16/2024 400 381
2.28%, 08/16/2026 500 455
2.44%, 08/16/2029 150 129
2.61%, 10/15/2030 305 258
2.99%, 03/19/2025 305 293
3.00%, 08/16/2039 150 111
3.10%, 08/16/2049 450 313
3.45%, 04/15/2051 405 302
4.23%, 03/19/2040 305 265
Hess Corp
5.60%, 02/15/2041 51 45
7.13%, 03/15/2033 221 231
7.30%, 08/15/2031 25 26
HF Sinclair Corp
5.88%, 04/01/2026
(h)
475 466
Marathon Oil Corp
6.60%, 10/01/2037 223 217
Marathon Petroleum Corp
3.63%, 09/15/2024 400 387
5.00%, 09/15/2054 200 161
5.13%, 12/15/2026 300 295
Phillips 66
1.30%, 02/15/2026 90 79
2.15%, 12/15/2030 410 316
3.85%, 04/09/2025 490 475
5.88%, 05/01/2042 128 124
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 166
1.90%, 08/15/2030 165 126
2.15%, 01/15/2031 190 146
Shell International Finance BV
2.00%, 11/07/2024 155 147
2.38%, 11/07/2029 155 130
2.50%, 09/12/2026 330 301
2.75%, 04/06/2030 400 341
2.88%, 11/26/2041 380 266
3.13%, 11/07/2049 155 106
3.25%, 04/06/2050 400 281
3.63%, 08/21/2042 100 77
4.00%, 05/10/2046 245 195
4.38%, 05/11/2045 490 412
4.55%, 08/12/2043 35 30
5.50%, 03/25/2040 25 25
6.38%, 12/15/2038 43 46
Suncor Energy Inc
3.75%, 03/04/2051 190 133
4.00%, 11/15/2047 90 67
5.95%, 05/15/2035 400 383
6.50%, 06/15/2038 428 422
6.80%, 05/15/2038 12 12
6.85%, 06/01/2039 5 5
TotalEnergies Capital International SA
2.43%, 01/10/2025 85 81
2.83%, 01/10/2030 85 73
2.99%, 06/29/2041 370 264
3.13%, 05/29/2050 510 352
3.39%, 06/29/2060 370 246
3.46%, 07/12/2049 85 62
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Valero Energy Corp
2.80%, 12/01/2031 $ 395 $ 314
4.00%, 06/01/2052 195 141
6.63%, 06/15/2037 234 233
7.50%, 04/15/2032 15 16
$ 19,325
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor Inc
2.06%, 12/15/2026 200 176
3.14%, 11/07/2029 155 132
3.34%, 12/15/2027 165 148
4.08%, 12/15/2047 170 126
Halliburton Co
3.80%, 11/15/2025 24 23
4.50%, 11/15/2041 51 40
4.85%, 11/15/2035 275 240
7.45%, 09/15/2039 10 11
NOV Inc
3.60%, 12/01/2029 155 131
3.95%, 12/01/2042 200 133
Schlumberger Investment SA
2.65%, 06/26/2030 165 137
$ 1,297
Packaging & Containers - 0 .04%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 365 352
Packaging Corp of America
3.00%, 12/15/2029 310 262
3.05%, 10/01/2051 165 105
4.05%, 12/15/2049 155 116
WRKCo Inc
3.00%, 06/15/2033 80 62
$ 897
Pharmaceuticals - 1 .44%
AbbVie Inc
2.60%, 11/21/2024 465 443
2.95%, 11/21/2026 310 284
3.20%, 05/14/2026 335 313
3.20%, 11/21/2029 775 678
3.80%, 03/15/2025 330 320
3.85%, 06/15/2024 245 241
4.05%, 11/21/2039 385 310
4.25%, 11/14/2028 220 207
4.25%, 11/21/2049 620 498
4.30%, 05/14/2036 170 147
4.40%, 11/06/2042 200 166
4.45%, 05/14/2046 280 228
4.50%, 05/14/2035 300 267
4.63%, 10/01/2042 100 85
4.70%, 05/14/2045 330 279
4.75%, 03/15/2045 235 202
4.88%, 11/14/2048 210 185
AmerisourceBergen Corp
3.40%, 05/15/2024 250 245
Astrazeneca Finance LLC
0.70%, 05/28/2024 295 276
1.75%, 05/28/2028 195 164
2.25%, 05/28/2031 190 154
AstraZeneca PLC
0.70%, 04/08/2026 125 108
1.38%, 08/06/2030 165 127
2.13%, 08/06/2050 85 49
3.00%, 05/28/2051 155 107
3.38%, 11/16/2025 605 577
4.00%, 09/18/2042 125 105
4.38%, 11/16/2045 185 161
4.38%, 08/17/2048 90 79

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC   (continued)
6.45%, 09/15/2037 $ 164 $ 177
Becton Dickinson and Co
1.96%, 02/11/2031 190 147
2.82%, 05/20/2030 160 134
3.36%, 06/06/2024 10 10
3.70%, 06/06/2027 900 838
3.73%, 12/15/2024 54 52
4.67%, 06/06/2047 35 30
4.69%, 12/15/2044 196 167
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 160
1.13%, 11/13/2027 315 263
1.45%, 11/13/2030 180 139
2.55%, 11/13/2050 180 111
2.90%, 07/26/2024 389 377
2.95%, 03/15/2032 500 427
3.25%, 08/01/2042 300 223
3.40%, 07/26/2029 167 151
3.55%, 03/15/2042 500 391
3.70%, 03/15/2052 600 459
3.90%, 02/20/2028 185 176
4.13%, 06/15/2039 230 201
4.25%, 10/26/2049 430 360
4.35%, 11/15/2047 150 128
4.55%, 02/20/2048 144 127
Cardinal Health Inc
3.08%, 06/15/2024 50 48
3.41%, 06/15/2027 200 185
4.60%, 03/15/2043 100 79
Cigna Corp
0.61%, 03/15/2024 90 85
1.25%, 03/15/2026 370 324
2.40%, 03/15/2030 860 700
3.20%, 03/15/2040 160 115
3.40%, 03/15/2051 185 126
4.13%, 11/15/2025 270 262
4.38%, 10/15/2028 750 708
4.80%, 08/15/2038 400 354
4.80%, 07/15/2046 25 21
4.90%, 12/15/2048 360 311
6.13%, 11/15/2041 16 16
CVS Health Corp
1.30%, 08/21/2027 165 137
1.75%, 08/21/2030 165 126
1.88%, 02/28/2031 185 141
2.63%, 08/15/2024 420 403
2.70%, 08/21/2040 750 492
3.00%, 08/15/2026 375 346
3.25%, 08/15/2029 170 149
4.30%, 03/25/2028 219 207
4.78%, 03/25/2038 485 425
5.05%, 03/25/2048 980 863
5.13%, 07/20/2045 370 324
5.30%, 12/05/2043 25 23
Eli Lilly & Co
3.95%, 03/15/2049 400 345
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 584
3.88%, 05/15/2028 545 512
5.38%, 04/15/2034 500 499
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 165 158
Johnson & Johnson
0.55%, 09/01/2025 370 330
0.95%, 09/01/2027 370 313
2.10%, 09/01/2040 370 246
2.45%, 03/01/2026 30 28
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson   (continued)
3.50%, 01/15/2048 $ 90 $ 71
3.63%, 03/03/2037 20 17
3.70%, 03/01/2046 225 184
3.75%, 03/03/2047 30 25
4.95%, 05/15/2033 201 203
McKesson Corp
0.90%, 12/03/2025 185 162
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 223
Merck & Co Inc
0.75%, 02/24/2026 80 70
1.45%, 06/24/2030 365 285
1.70%, 06/10/2027 340 297
1.90%, 12/10/2028 190 159
2.15%, 12/10/2031 380 306
2.35%, 06/24/2040 285 191
2.75%, 02/10/2025 385 369
2.75%, 12/10/2051 235 153
3.60%, 09/15/2042 100 79
3.70%, 02/10/2045 10 8
3.90%, 03/07/2039 115 98
4.00%, 03/07/2049 170 140
4.15%, 05/18/2043 200 170
Novartis Capital Corp
1.75%, 02/14/2025 325 305
2.00%, 02/14/2027 325 292
2.20%, 08/14/2030 160 133
2.75%, 08/14/2050 160 108
3.00%, 11/20/2025 500 475
4.40%, 05/06/2044 350 314
Pfizer Inc
0.80%, 05/28/2025 445 404
1.70%, 05/28/2030 195 156
1.75%, 08/18/2031 155 121
2.55%, 05/28/2040 450 317
2.63%, 04/01/2030 160 137
2.70%, 05/28/2050 190 128
3.45%, 03/15/2029 210 193
4.00%, 03/15/2049 140 120
4.40%, 05/15/2044 30 27
5.60%, 09/15/2040 380 387
7.20%, 03/15/2039 176 209
Sanofi
3.63%, 06/19/2028 400 372
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 484
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 320
3.18%, 07/09/2050 405 269
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 542
5.25%, 06/15/2046 170 120
Viatris Inc
2.30%, 06/22/2027 120 98
2.70%, 06/22/2030 160 119
3.85%, 06/22/2040 120 75
4.00%, 06/22/2050 160 96
Wyeth LLC
5.95%, 04/01/2037 91 96
6.50%, 02/01/2034 144 158
Zoetis Inc
2.00%, 05/15/2030 350 278
3.00%, 05/15/2050 175 115
3.95%, 09/12/2047 5 4
$ 32,420

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0 .81%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 $ 310 $ 269
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 250
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 109
Enbridge Inc
1.60%, 10/04/2026 60 52
2.50%, 01/15/2025 155 146
2.50%, 08/01/2033 390 292
3.13%, 11/15/2029 155 133
3.40%, 08/01/2051 390 261
5.50%, 12/01/2046 30 28
Energy Transfer LP
2.90%, 05/15/2025 315 294
3.75%, 05/15/2030 160 135
4.75%, 01/15/2026 50 48
4.95%, 01/15/2043 200 154
5.00%, 05/15/2044 500 386
5.15%, 03/15/2045 400 315
5.25%, 04/15/2029 400 376
5.30%, 04/15/2047 15 12
5.35%, 05/15/2045 15 12
6.13%, 12/15/2045 525 460
6.25%, 04/15/2049 500 444
6.50%, 02/01/2042 402 374
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 100
3.30%, 02/15/2053 65 42
3.70%, 02/15/2026 525 501
3.70%, 01/31/2051 250 176
3.75%, 02/15/2025 500 484
3.90%, 02/15/2024 250 246
4.25%, 02/15/2048 155 120
4.85%, 08/15/2042 300 254
4.85%, 03/15/2044 430 361
4.90%, 05/15/2046 400 340
6.13%, 10/15/2039 123 120
6.45%, 09/01/2040 177 178
6.88%, 03/01/2033 15 16
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 156
5.00%, 03/01/2043 100 80
5.40%, 09/01/2044 400 339
6.38%, 03/01/2041 128 119
6.50%, 09/01/2039 112 106
6.95%, 01/15/2038 112 111
7.40%, 03/15/2031 177 185
Kinder Morgan Inc
1.75%, 11/15/2026 190 165
2.00%, 02/15/2031 310 231
3.25%, 08/01/2050 310 195
3.60%, 02/15/2051 155 100
4.30%, 06/01/2025 55 54
5.05%, 02/15/2046 15 12
5.55%, 06/01/2045 50 44
MPLX LP
1.75%, 03/01/2026 165 144
4.13%, 03/01/2027 425 396
4.25%, 12/01/2027 400 372
4.50%, 04/15/2038 220 177
4.70%, 04/15/2048 185 141
4.88%, 12/01/2024 30 30
4.90%, 04/15/2058 60 45
5.20%, 03/01/2047 330 271
5.20%, 12/01/2047 200 162
5.50%, 02/15/2049 170 144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
ONEOK Inc
2.20%, 09/15/2025 $ 160 $ 145
2.75%, 09/01/2024 175 166
3.40%, 09/01/2029 100 84
4.45%, 09/01/2049 500 358
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 135
4.50%, 12/15/2026 300 284
4.65%, 10/15/2025 15 14
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 345
5.63%, 03/01/2025 390 390
5.75%, 05/15/2024 300 301
5.88%, 06/30/2026 345 345
Spectra Energy Partners LP
5.95%, 09/25/2043 200 191
Targa Resources Corp
5.20%, 07/01/2027 355 342
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 106
TransCanada PipeLines Ltd
2.50%, 10/12/2031 195 150
4.25%, 05/15/2028 300 278
4.75%, 05/15/2038 300 261
4.88%, 05/15/2048 420 362
5.60%, 03/31/2034 300 284
6.10%, 06/01/2040 25 24
7.25%, 08/15/2038 51 55
Williams Cos Inc/The
2.60%, 03/15/2031 1,090 855
3.50%, 10/15/2051 195 130
3.75%, 06/15/2027 400 369
3.90%, 01/15/2025 350 339
5.10%, 09/15/2045 180 152
5.30%, 08/15/2052 175 152
6.30%, 04/15/2040 343 334
$ 18,218
Private Equity - 0 .01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 292
Regional Authority - 0 .29%
Province of Alberta Canada
1.00%, 05/20/2025 555 507
1.30%, 07/22/2030 300 238
3.30%, 03/15/2028 570 537
Province of British Columbia Canada
0.90%, 07/20/2026 585 512
1.30%, 01/29/2031 185 146
6.50%, 01/15/2026 18 19
Province of Manitoba Canada
1.50%, 10/25/2028 190 160
3.05%, 05/14/2024 500 489
Province of Ontario Canada
0.63%, 01/21/2026
(e)
495 435
1.05%, 04/14/2026
(e)
380 337
1.13%, 10/07/2030 625 486
2.13%, 01/21/2032 420 347
3.10%, 05/19/2027 310 292
3.20%, 05/16/2024 250 245
3.40%, 10/17/2023 305 302
Province of Quebec Canada
0.60%, 07/23/2025 650 584
1.35%, 05/28/2030 760 611
1.50%, 02/11/2025 295 275
7.50%, 09/15/2029 64 76
$ 6,598

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0 .97%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 $ 250 $ 176
2.75%, 12/15/2029 80 66
2.95%, 03/15/2034 195 151
3.00%, 05/18/2051 190 115
3.38%, 08/15/2031 115 96
4.00%, 02/01/2050 85 63
4.90%, 12/15/2030 80 76
American Tower Corp
0.60%, 01/15/2024 360 340
1.30%, 09/15/2025 80 71
1.60%, 04/15/2026 190 166
1.88%, 10/15/2030 165 122
2.90%, 01/15/2030 160 131
2.95%, 01/15/2051 180 108
3.38%, 10/15/2026 500 457
3.65%, 03/15/2027 200 183
3.70%, 10/15/2049 165 113
AvalonBay Communities Inc
1.90%, 12/01/2028 200 164
2.05%, 01/15/2032
(e)
195 151
2.30%, 03/01/2030 160 132
4.20%, 12/15/2023 400 397
Boston Properties LP
2.55%, 04/01/2032 155 114
2.75%, 10/01/2026 550 495
2.90%, 03/15/2030 415 334
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 288
Corporate Office Properties LP
2.75%, 04/15/2031 195 143
Crown Castle Inc
1.05%, 07/15/2026 380 321
1.35%, 07/15/2025 195 175
2.50%, 07/15/2031 190 146
2.90%, 04/01/2041 190 123
3.10%, 11/15/2029 150 126
3.20%, 09/01/2024 250 242
3.25%, 01/15/2051 370 234
3.30%, 07/01/2030 155 130
4.00%, 11/15/2049 110 80
CubeSmart LP
2.00%, 02/15/2031 125 94
2.25%, 12/15/2028 200 162
Digital Realty Trust LP
4.45%, 07/15/2028 250 234
5.55%, 01/15/2028 120 119
Duke Realty LP
1.75%, 07/01/2030 160 125
2.25%, 01/15/2032 195 152
2.88%, 11/15/2029 75 64
4.00%, 09/15/2028 400 370
Equinix Inc
1.00%, 09/15/2025 165 146
1.25%, 07/15/2025 160 143
1.80%, 07/15/2027 160 134
2.50%, 05/15/2031 195 150
2.63%, 11/18/2024 155 147
3.20%, 11/18/2029 260 220
3.40%, 02/15/2052 195 128
ERP Operating LP
1.85%, 08/01/2031 385 294
2.50%, 02/15/2030 125 103
Essex Portfolio LP
1.70%, 03/01/2028 190 154
3.00%, 01/15/2030 170 141
4.00%, 03/01/2029 300 272
4.50%, 03/15/2048 300 241
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Federal Realty Investment Trust
1.25%, 02/15/2026 $ 170 $ 150
4.50%, 12/01/2044 250 197
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 142
5.38%, 04/15/2026 300 287
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 125
Healthpeak Properties Inc
2.13%, 12/01/2028 165 135
3.00%, 01/15/2030 150 125
3.40%, 02/01/2025 19 18
6.75%, 02/01/2041 300 307
Kilroy Realty LP
2.50%, 11/15/2032 165 119
Kimco Realty Corp
2.25%, 12/01/2031 195 146
2.70%, 10/01/2030 165 133
3.70%, 10/01/2049 330 227
4.60%, 02/01/2033 175 158
Life Storage LP
2.20%, 10/15/2030 85 65
2.40%, 10/15/2031 195 146
Mid-America Apartments LP
1.70%, 02/15/2031 125 94
4.00%, 11/15/2025 500 483
National Retail Properties Inc
4.80%, 10/15/2048 200 166
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 292
4.95%, 04/01/2024 750 742
Prologis LP
1.25%, 10/15/2030 165 123
2.13%, 04/15/2027 145 129
2.25%, 04/15/2030 140 114
3.00%, 04/15/2050 110 73
3.88%, 09/15/2028 250 233
4.63%, 01/15/2033 80 76
Public Storage
0.88%, 02/15/2026 145 127
1.85%, 05/01/2028 380 320
2.25%, 11/09/2031 200 157
Realty Income Corp
0.75%, 03/15/2026 430 370
2.20%, 06/15/2028 180 152
3.10%, 12/15/2029 375 322
3.25%, 01/15/2031 165 141
Simon Property Group LP
1.75%, 02/01/2028 190 157
2.00%, 09/13/2024 915 864
2.45%, 09/13/2029 140 114
2.65%, 02/01/2032 200 156
3.25%, 11/30/2026 500 462
3.25%, 09/13/2049 140 91
3.50%, 09/01/2025 165 158
4.25%, 11/30/2046 130 102
6.75%, 02/01/2040 25 26
Spirit Realty LP
2.10%, 03/15/2028 190 151
UDR Inc
2.10%, 08/01/2032 565 408
3.20%, 01/15/2030 165 139
Ventas Realty LP
3.00%, 01/15/2030 200 166
3.50%, 04/15/2024 300 292
5.70%, 09/30/2043 300 272
VICI Properties LP
4.38%, 05/15/2025 585 557

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Welltower Inc
2.75%, 01/15/2032 $ 195 $ 151
3.63%, 03/15/2024 600 586
4.13%, 03/15/2029 300 272
Weyerhaeuser Co
7.38%, 03/15/2032 85 92
WP Carey Inc
2.40%, 02/01/2031 85 65
$ 21,697
Retail - 0 .70%
AutoZone Inc
1.65%, 01/15/2031 165 123
3.75%, 06/01/2027 250 235
Costco Wholesale Corp
1.38%, 06/20/2027 155 134
1.60%, 04/20/2030 155 124
1.75%, 04/20/2032 155 119
2.75%, 05/18/2024 50 49
3.00%, 05/18/2027 150 140
Dollar General Corp
4.15%, 11/01/2025 500 485
Dollar Tree Inc
4.20%, 05/15/2028 185 172
Home Depot Inc/The
0.90%, 03/15/2028 190 154
1.88%, 09/15/2031 195 151
2.13%, 09/15/2026 250 227
2.38%, 03/15/2051 190 111
2.70%, 04/15/2025 195 186
2.75%, 09/15/2051 195 124
2.88%, 04/15/2027 195 180
2.95%, 06/15/2029 435 386
3.50%, 09/15/2056 305 215
3.90%, 06/15/2047 30 24
4.00%, 09/15/2025 325 320
4.20%, 04/01/2043 520 436
4.25%, 04/01/2046 340 287
4.40%, 03/15/2045 320 272
4.95%, 09/15/2052 160 150
5.95%, 04/01/2041 351 365
Kohl's Corp
5.55%, 07/17/2045 250 150
Lowe's Cos Inc
1.30%, 04/15/2028 165 133
1.70%, 10/15/2030 165 124
3.00%, 10/15/2050 50 31
3.10%, 05/03/2027 250 229
3.65%, 04/05/2029 250 225
3.70%, 04/15/2046 40 29
3.75%, 04/01/2032 195 169
4.00%, 04/15/2025 160 157
4.05%, 05/03/2047 30 23
4.25%, 04/01/2052 195 149
4.38%, 09/15/2045 500 396
4.40%, 09/08/2025 160 158
5.00%, 04/15/2033 160 151
5.00%, 04/15/2040 160 142
5.63%, 04/15/2053 160 148
McDonald's Corp
1.45%, 09/01/2025 160 146
2.13%, 03/01/2030 160 130
2.63%, 09/01/2029 415 354
3.38%, 05/26/2025 500 480
3.50%, 07/01/2027 325 303
3.63%, 09/01/2049 115 84
3.70%, 02/15/2042 128 97
4.70%, 12/09/2035 25 23
4.88%, 07/15/2040 9 8
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald’s Corp   (continued)
4.88%, 12/09/2045 $ 250 $ 221
5.15%, 09/09/2052 325 302
6.30%, 10/15/2037 262 271
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 64
4.35%, 06/01/2028 300 286
Starbucks Corp
2.00%, 03/12/2027 160 140
3.00%, 02/14/2032 135 112
3.55%, 08/15/2029 500 454
3.85%, 10/01/2023 530 527
4.45%, 08/15/2049 300 245
Target Corp
1.95%, 01/15/2027 150 135
2.35%, 02/15/2030 320 267
2.50%, 04/15/2026 500 464
2.95%, 01/15/2052 175 118
4.50%, 09/15/2032 245 234
TJX Cos Inc/The
1.60%, 05/15/2031 130 98
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 148 139
Walmart Inc
1.05%, 09/17/2026 185 161
1.50%, 09/22/2028 185 155
1.80%, 09/22/2031 195 155
2.50%, 09/22/2041 195 136
2.65%, 09/22/2051 185 124
2.95%, 09/24/2049 245 176
3.90%, 09/09/2025 160 157
3.95%, 06/28/2038 185 165
4.15%, 09/09/2032 660 632
4.50%, 09/09/2052 660 619
$ 15,765
Semiconductors - 0 .63%
Analog Devices Inc
2.10%, 10/01/2031 135 107
2.80%, 10/01/2041 195 138
Applied Materials Inc
1.75%, 06/01/2030 160 126
3.30%, 04/01/2027 35 33
3.90%, 10/01/2025 500 489
4.35%, 04/01/2047 40 35
5.10%, 10/01/2035 250 244
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 910 837
Broadcom Inc
1.95%, 02/15/2028
(h)
150 123
2.60%, 02/15/2033
(h)
405 289
3.14%, 11/15/2035
(h)
640 448
3.19%, 11/15/2036
(h)
14 10
3.42%, 04/15/2033
(h)
460 351
3.47%, 04/15/2034
(h)
350 263
3.50%, 02/15/2041
(h)
200 135
3.75%, 02/15/2051
(h)
50 33
4.15%, 11/15/2030 271 235
4.30%, 11/15/2032 185 155
4.75%, 04/15/2029 730 681
Intel Corp
2.00%, 08/12/2031
(e)
190 147
2.45%, 11/15/2029 310 259
3.05%, 08/12/2051 190 122
3.15%, 05/11/2027 540 502
3.20%, 08/12/2061 190 118
3.25%, 11/15/2049 315 209
3.40%, 03/25/2025
(e)
160 155
3.73%, 12/08/2047 240 178

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp   (continued)
3.75%, 03/25/2027 $ 160 $ 153
3.75%, 08/05/2027 175 166
4.00%, 08/05/2029 705 656
4.00%, 12/15/2032 200 180
4.15%, 08/05/2032 175 159
4.25%, 12/15/2042 200 165
4.60%, 03/25/2040 160 140
4.80%, 10/01/2041 77 69
4.90%, 07/29/2045 25 22
KLA Corp
4.65%, 11/01/2024 145 144
4.95%, 07/15/2052 355 322
Lam Research Corp
1.90%, 06/15/2030 155 123
2.88%, 06/15/2050 235 153
Marvell Technology Inc
2.45%, 04/15/2028 380 314
4.88%, 06/22/2028 300 281
Micron Technology Inc
2.70%, 04/15/2032 290 211
4.19%, 02/15/2027 115 107
4.66%, 02/15/2030 115 102
NVIDIA Corp
0.58%, 06/14/2024 385 360
1.55%, 06/15/2028 190 158
2.00%, 06/15/2031 385 303
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 289
3.13%, 02/15/2042 195 124
3.15%, 05/01/2027 80 71
3.25%, 05/11/2041 195 128
4.40%, 06/01/2027 220 208
QUALCOMM Inc
1.30%, 05/20/2028 411 339
1.65%, 05/20/2032 340 255
3.25%, 05/20/2027 320 300
4.65%, 05/20/2035 115 108
4.80%, 05/20/2045 425 384
Texas Instruments Inc
1.13%, 09/15/2026 195 171
1.38%, 03/12/2025 160 149
1.75%, 05/04/2030 245 196
1.90%, 09/15/2031 195 154
4.15%, 05/15/2048 205 175
TSMC Arizona Corp
3.88%, 04/22/2027 200 191
4.25%, 04/22/2032
(e)
200 184
$ 14,136
Software - 0 .59%
Activision Blizzard Inc
1.35%, 09/15/2030 85 65
2.50%, 09/15/2050 790 477
Adobe Inc
1.90%, 02/01/2025 315 296
2.30%, 02/01/2030 160 133
Electronic Arts Inc
1.85%, 02/15/2031 190 146
Fidelity National Information Services Inc
0.60%, 03/01/2024 90 84
1.65%, 03/01/2028 180 148
3.10%, 03/01/2041 90 60
4.50%, 07/15/2025 130 127
5.10%, 07/15/2032 130 122
Fiserv Inc
3.50%, 07/01/2029 310 270
3.80%, 10/01/2023 400 396
3.85%, 06/01/2025 300 288
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp
2.40%, 08/08/2026 $ 55 $ 51
2.53%, 06/01/2050 792 517
2.68%, 06/01/2060 1,209 760
3.13%, 11/03/2025 700 672
3.30%, 02/06/2027 200 191
3.45%, 08/08/2036 358 313
3.63%, 12/15/2023 30 30
Oracle Corp
2.30%, 03/25/2028 385 322
2.50%, 04/01/2025 150 140
2.65%, 07/15/2026 700 630
2.80%, 04/01/2027 850 750
2.88%, 03/25/2031 385 304
2.95%, 04/01/2030 150 121
3.60%, 04/01/2040 150 102
3.60%, 04/01/2050 150 94
3.65%, 03/25/2041 385 262
3.80%, 11/15/2037 250 181
3.90%, 05/15/2035 600 460
3.95%, 03/25/2051 385 255
4.00%, 07/15/2046 780 527
4.10%, 03/25/2061 190 120
4.30%, 07/08/2034 1,015 827
4.38%, 05/15/2055 610 418
Roper Technologies Inc
1.00%, 09/15/2025 85 75
1.40%, 09/15/2027 165 137
2.35%, 09/15/2024 110 105
2.95%, 09/15/2029 95 80
Salesforce Inc
1.95%, 07/15/2031 190 150
2.70%, 07/15/2041 385 265
2.90%, 07/15/2051 385 254
ServiceNow Inc
1.40%, 09/01/2030 165 121
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 326
VMware Inc
1.40%, 08/15/2026 570 487
1.80%, 08/15/2028 285 226
2.20%, 08/15/2031 385 280
$ 13,165
Sovereign - 1 .44%
Canada Government International Bond
0.75%, 05/19/2026
(e)
390 343
1.63%, 01/22/2025 865 814
2.88%, 04/28/2025
(e)
430 414
Chile Government International Bond
2.45%, 01/31/2031
(e)
535 428
2.55%, 01/27/2032 475 373
2.75%, 01/31/2027 200 180
3.10%, 05/07/2041 500 339
3.13%, 03/27/2025 250 239
3.50%, 04/15/2053 200 132
3.86%, 06/21/2047 300 220
4.00%, 01/31/2052 200 146
Export Development Canada
3.38%, 08/26/2025 250 243
Export-Import Bank of Korea
0.38%, 02/09/2024 200 189
1.25%, 01/18/2025 200 185
1.38%, 02/09/2031 200 156
2.13%, 01/18/2032 200 161
3.25%, 11/10/2025 500 479
3.25%, 08/12/2026 500 476
4.25%, 09/15/2027 200 194
4.50%, 09/15/2032 200 194

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Indonesia Government International Bond
2.15%, 07/28/2031 $ 400 $ 312
2.85%, 02/14/2030 800 685
3.05%, 03/12/2051
(e)
400 265
3.50%, 01/11/2028 200 181
3.70%, 10/30/2049 200 141
4.15%, 09/20/2027 200 190
4.20%, 10/15/2050 500 379
4.65%, 09/20/2032 335 314
4.75%, 02/11/2029 200 193
Israel Government AID Bond
5.50%, 04/26/2024 125 127
5.50%, 09/18/2033 12 13
Israel Government International Bond
3.88%, 07/03/2050 400 322
4.50%, 01/30/2043 400 367
Japan Bank for International Cooperation
0.50%, 04/15/2024 200 188
1.25%, 01/21/2031 400 314
1.88%, 04/15/2031 200 164
2.00%, 10/17/2029 200 170
2.13%, 02/16/2029 400 345
2.25%, 11/04/2026 400 365
2.38%, 04/20/2026 300 278
2.88%, 04/14/2025 400 383
3.00%, 05/29/2024 1,000 975
3.88%, 09/16/2025 300 293
Korea International Bond
1.00%, 09/16/2030 200 157
3.88%, 09/20/2048 500 450
Mexico Government International Bond
2.66%, 05/24/2031 400 307
3.25%, 04/16/2030
(e)
200 167
3.50%, 02/12/2034 600 456
3.75%, 01/11/2028 250 229
3.75%, 04/19/2071 400 232
3.77%, 05/24/2061 200 118
3.90%, 04/27/2025
(e)
600 589
4.50%, 04/22/2029 300 277
4.50%, 01/31/2050 800 574
4.60%, 02/10/2048 700 510
4.75%, 03/08/2044 506 388
5.55%, 01/21/2045 300 257
6.05%, 01/11/2040 464 429
Panama Government International Bond
2.25%, 09/29/2032 200 141
3.30%, 01/19/2033
(e)
200 154
3.75%, 03/16/2025 800 769
3.87%, 07/23/2060 340 202
3.88%, 03/17/2028 500 454
4.30%, 04/29/2053 400 267
4.50%, 05/15/2047 200 142
4.50%, 04/16/2050 400 279
6.70%, 01/26/2036 224 220
Peruvian Government International Bond
1.86%, 12/01/2032 780 547
2.78%, 01/23/2031 145 115
2.78%, 12/01/2060 180 98
3.30%, 03/11/2041 340 234
3.55%, 03/10/2051
(e)
200 134
5.63%, 11/18/2050 528 497
6.55%, 03/14/2037 126 129
7.35%, 07/21/2025 180 189
8.75%, 11/21/2033 192 231
Philippine Government International Bond
2.46%, 05/05/2030 500 414
2.65%, 12/10/2045 400 247
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Philippine Government International Bond
(continued)
2.95%, 05/05/2045 $ 200 $ 129
3.00%, 02/01/2028 300 273
3.20%, 07/06/2046 200 133
3.70%, 03/01/2041 200 153
3.70%, 02/02/2042 230 175
5.00%, 01/13/2037 300 281
6.38%, 10/23/2034 210 219
9.50%, 02/02/2030 400 495
10.63%, 03/16/2025 400 452
Republic of Italy Government International Bond
0.88%, 05/06/2024 200 186
1.25%, 02/17/2026 400 342
2.38%, 10/17/2024 200 187
2.88%, 10/17/2029 200 163
3.88%, 05/06/2051 600 404
5.38%, 06/15/2033 420 393
State of Israel
2.50%, 01/15/2030 200 174
3.38%, 01/15/2050 400 296
Svensk Exportkredit AB
0.38%, 03/11/2024 200 189
0.50%, 08/26/2025 835 745
3.63%, 09/03/2024 200 197
Tennessee Valley Authority
2.88%, 02/01/2027 250 238
3.50%, 12/15/2042 400 336
4.25%, 09/15/2065 200 178
4.63%, 09/15/2060 300 293
5.25%, 09/15/2039 251 267
5.38%, 04/01/2056 154 167
5.88%, 04/01/2036 300 335
6.75%, 11/01/2025 102 109
Uruguay Government International Bond
4.13%, 11/20/2045 100 86
4.38%, 10/27/2027 390 385
4.98%, 04/20/2055 210 187
5.10%, 06/18/2050 725 663
$ 32,302
Supranational Bank - 1 .47%
African Development Bank
0.88%, 03/23/2026 345 306
0.88%, 07/22/2026 385 339
Asian Development Bank
0.25%, 10/06/2023 490 471
0.38%, 06/11/2024 385 360
0.38%, 09/03/2025 325 289
0.50%, 02/04/2026 400 352
1.00%, 04/14/2026 380 339
1.25%, 06/09/2028 100 85
1.50%, 01/20/2027 400 358
1.50%, 03/04/2031 195 160
1.75%, 09/19/2029 325 279
1.88%, 03/15/2029 390 341
2.13%, 03/19/2025 300 284
2.63%, 01/30/2024 1,500 1,467
2.75%, 01/19/2028 250 232
2.88%, 05/06/2025 340 327
3.13%, 08/20/2027 405 386
3.13%, 04/27/2032 340 316
3.88%, 09/28/2032 100 98
4.13%, 09/27/2024 315 313
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 56

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Infrastructure Investment Bank/The
2.25%, 05/16/2024 $ 900 $ 869
3.38%, 06/29/2025 355 345
3.75%, 09/14/2027 325 315
Council Of Europe Development Bank
0.38%, 06/10/2024 385 360
1.38%, 02/27/2025 320 298
European Bank for Reconstruction &
Development
0.50%, 11/25/2025 385 341
0.50%, 01/28/2026 380 334
1.63%, 09/27/2024 650 616
European Investment Bank
0.38%, 07/24/2024
(e)
475 443
0.38%, 12/15/2025 340 300
0.38%, 03/26/2026 480 419
0.63%, 10/21/2027 285 239
0.75%, 10/26/2026 190 165
1.25%, 02/14/2031
(e)
355 288
1.38%, 03/15/2027 400 354
1.63%, 03/14/2025 315 295
1.63%, 05/13/2031 395 330
1.75%, 03/15/2029
(e)
200 174
1.88%, 02/10/2025 600 567
2.25%, 06/24/2024 500 483
2.38%, 05/24/2027 300 277
2.63%, 03/15/2024 1,000 976
3.25%, 01/29/2024 850 838
3.25%, 11/15/2027
(e)
325 311
FMS Wertmanagement
2.75%, 01/30/2024 500 490
Inter-American Development Bank
0.25%, 11/15/2023 325 311
0.50%, 09/23/2024 610 566
0.63%, 09/16/2027 340 286
0.88%, 04/20/2026 425 377
1.13%, 07/20/2028 385 324
1.13%, 01/13/2031 385 307
1.50%, 01/13/2027 400 358
1.75%, 03/14/2025 585 549
2.38%, 07/07/2027 500 460
3.00%, 10/04/2023 700 692
3.00%, 02/21/2024 250 246
3.13%, 09/18/2028 500 471
3.50%, 09/14/2029 320 307
4.38%, 01/24/2044 50 50
International Bank for Reconstruction &
Development
0.25%, 11/24/2023 180 172
0.50%, 10/28/2025 905 805
0.75%, 11/24/2027 365 307
0.75%, 08/26/2030 385 298
0.88%, 07/15/2026 580 510
1.25%, 02/10/2031 385 310
1.38%, 04/20/2028 930 799
1.63%, 01/15/2025 475 447
1.63%, 11/03/2031 385 316
1.75%, 10/23/2029 680 584
2.50%, 03/19/2024 800 779
2.50%, 11/25/2024 500 482
2.50%, 07/29/2025 850 808
2.50%, 03/29/2032 355 313
3.13%, 06/15/2027 345 329
3.63%, 09/21/2029 315 306
International Finance Corp
0.38%, 07/16/2025 1,080 968
3.63%, 09/15/2025 150 147
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Nordic Investment Bank
0.38%, 09/11/2025 $ 255 $ 227
0.50%, 01/21/2026
(e)
400 355
2.25%, 05/21/2024 500 484
3.38%, 09/08/2027 325 314
$ 32,965
Telecommunications - 1 .09%
America Movil SAB de CV
4.38%, 04/22/2049
(e)
250 205
6.13%, 03/30/2040 102 101
6.38%, 03/01/2035 200 209
AT&T Inc
0.90%, 03/25/2024 385 364
1.65%, 02/01/2028 330 271
1.70%, 03/25/2026 135 120
2.25%, 02/01/2032 240 181
2.30%, 06/01/2027 465 406
2.75%, 06/01/2031 310 248
2.95%, 07/15/2026 20 18
3.10%, 02/01/2043 240 159
3.50%, 06/01/2041 310 223
3.50%, 09/15/2053 904 602
3.55%, 09/15/2055 1,198 787
3.65%, 06/01/2051 755 510
3.65%, 09/15/2059 1,057 685
3.80%, 02/15/2027 40 38
4.10%, 02/15/2028 81 75
4.25%, 03/01/2027 230 221
4.30%, 12/15/2042 221 174
4.35%, 03/01/2029 500 467
4.35%, 06/15/2045 260 201
4.50%, 03/09/2048 490 387
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 190 134
British Telecommunications PLC
9.62%, 12/15/2030 577 667
Cisco Systems Inc
2.50%, 09/20/2026 580 539
5.50%, 01/15/2040 600 596
Corning Inc
4.38%, 11/15/2057 300 223
4.75%, 03/15/2042 102 88
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 734
Juniper Networks Inc
2.00%, 12/10/2030 185 136
Motorola Solutions Inc
4.00%, 09/01/2024 49 48
Orange SA
5.38%, 01/13/2042 102 95
Rogers Communications Inc
2.95%, 03/15/2025
(h)
195 186
3.20%, 03/15/2027
(h)
395 361
3.70%, 11/15/2049 225 154
3.80%, 03/15/2032
(h)
195 169
5.00%, 03/15/2044 500 410
Telefonica Emisiones SA
5.21%, 03/08/2047 530 403
7.05%, 06/20/2036 795 782
TELUS Corp
4.60%, 11/16/2048 300 251
T-Mobile USA Inc
1.50%, 02/15/2026 320 281
2.05%, 02/15/2028 320 266
2.25%, 11/15/2031 350 264
2.40%, 03/15/2029 310 253
2.55%, 02/15/2031 245 194
3.00%, 02/15/2041 170 114

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc   (continued)
3.30%, 02/15/2051 $ 310 $ 202
3.40%, 10/15/2052 260 172
3.50%, 04/15/2025 150 143
3.75%, 04/15/2027 295 272
3.88%, 04/15/2030 295 262
4.38%, 04/15/2040 150 122
4.50%, 04/15/2050 295 236
5.20%, 01/15/2033 555 531
5.65%, 01/15/2053 370 350
Verizon Communications Inc
1.45%, 03/20/2026 385 340
1.50%, 09/18/2030 450 338
1.68%, 10/30/2030 748 561
1.75%, 01/20/2031 360 270
2.10%, 03/22/2028 580 490
2.36%, 03/15/2032 180 138
2.55%, 03/21/2031 385 307
2.63%, 08/15/2026 25 23
2.65%, 11/20/2040 135 88
2.88%, 11/20/2050 360 220
2.99%, 10/30/2056 562 334
3.00%, 11/20/2060 80 46
3.38%, 02/15/2025 40 39
3.40%, 03/22/2041 385 281
3.55%, 03/22/2051 385 271
3.70%, 03/22/2061 190 129
3.85%, 11/01/2042 275 211
3.88%, 02/08/2029 400 365
4.13%, 03/16/2027 300 287
4.33%, 09/21/2028 500 470
4.40%, 11/01/2034 750 660
4.50%, 08/10/2033 360 324
4.81%, 03/15/2039 600 528
Vodafone Group PLC
4.25%, 09/17/2050 165 118
4.38%, 05/30/2028 560 527
5.00%, 05/30/2038 250 215
5.25%, 05/30/2048 400 331
6.15%, 02/27/2037 201 190
$ 24,391
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 24
Transportation - 0 .55%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 400 272
3.30%, 09/15/2051 200 142
3.40%, 09/01/2024 230 225
3.55%, 02/15/2050 115 86
4.38%, 09/01/2042 545 468
4.45%, 03/15/2043 20 17
4.45%, 01/15/2053 100 87
4.55%, 09/01/2044 15 13
5.15%, 09/01/2043 350 332
Canadian National Railway Co
2.45%, 05/01/2050 65 39
3.20%, 08/02/2046 400 287
3.65%, 02/03/2048 75 58
3.85%, 08/05/2032 175 160
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 342
2.45%, 12/02/2031 190 152
3.00%, 12/02/2041 190 135
3.10%, 12/02/2051 190 125
4.80%, 09/15/2035 500 456
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
CSX Corp
2.40%, 02/15/2030 $ 65 $ 54
2.60%, 11/01/2026 300 273
3.25%, 06/01/2027 40 37
3.35%, 11/01/2025 250 238
3.35%, 09/15/2049 70 49
3.80%, 03/01/2028 100 94
3.80%, 11/01/2046 30 23
4.25%, 11/01/2066 400 304
4.30%, 03/01/2048 105 86
4.50%, 11/15/2052 155 130
4.75%, 05/30/2042 277 245
FedEx Corp
3.10%, 08/05/2029 550 473
3.88%, 08/01/2042 100 73
4.40%, 01/15/2047 405 314
4.55%, 04/01/2046 400 316
4.75%, 11/15/2045 525 423
Kansas City Southern/Old
4.70%, 05/01/2048 300 257
Norfolk Southern Corp
2.30%, 05/15/2031 195 156
2.55%, 11/01/2029 155 131
2.90%, 08/25/2051 190 120
3.85%, 01/15/2024 200 198
3.94%, 11/01/2047 398 309
4.15%, 02/28/2048 200 160
4.55%, 06/01/2053 70 59
4.84%, 10/01/2041 100 89
Ryder System Inc
2.50%, 09/01/2024 80 76
2.90%, 12/01/2026 150 134
4.30%, 06/15/2027 55 52
Union Pacific Corp
2.15%, 02/05/2027 230 205
2.38%, 05/20/2031 195 159
2.80%, 02/14/2032 185 154
2.89%, 04/06/2036 210 160
3.15%, 03/01/2024 400 392
3.20%, 05/20/2041 195 145
3.38%, 02/14/2042 190 144
3.80%, 10/01/2051 577 444
3.80%, 04/06/2071 175 123
3.84%, 03/20/2060 575 427
4.50%, 01/20/2033 160 152
4.95%, 09/09/2052 160 149
United Parcel Service Inc
2.50%, 09/01/2029 125 107
3.40%, 09/01/2049 770 581
3.90%, 04/01/2025 665 652
4.88%, 11/15/2040 25 24
5.20%, 04/01/2040 125 122
6.20%, 01/15/2038 23 25
$ 12,434
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 274
Water - 0 .06%
American Water Capital Corp
2.30%, 06/01/2031 195 155
3.25%, 06/01/2051 195 136
3.75%, 09/01/2047 180 135
4.15%, 06/01/2049 650 520
4.45%, 06/01/2032 110 102
6.59%, 10/15/2037 5 5

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Essential Utilities Inc
2.40%, 05/01/2031 $ 190 $ 148
5.30%, 05/01/2052 185 166
$ 1,367
TOTAL BONDS $ 672,641
MUNICIPAL BONDS - 0 .58%
Principal
Amount (000's) Value (000's)
California - 0 .18%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 341
6.92%, 04/01/2040 120 139
California State University
2.98%, 11/01/2051 160 110
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 66
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 175
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 82
5.76%, 07/01/2029 50 51
6.76%, 07/01/2034 530 585
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 285
San Diego County Water Authority
6.14%, 05/01/2049 260 293
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 25 26
State of California
3.50%, 04/01/2028 165 156
7.30%, 10/01/2039 375 449
7.35%, 11/01/2039 500 601
7.60%, 11/01/2040 180 226
7.63%, 03/01/2040 280 347
University of California
5.77%, 05/15/2043 200 209
$ 4,141
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 395
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 146 158
7.06%, 04/01/2057 193 200
$ 358
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 200 225
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 70 75
County of Cook IL
6.23%, 11/15/2034 102 109
State of Illinois
5.10%, 06/01/2033 1,000 952
7.35%, 07/01/2035 65 69
$ 1,430
Kansas - 0 .01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 112
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 30
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey - 0 .07%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
$ 700 $ 749
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 190
6.56%, 12/15/2040 210 225
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 174
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 135
$ 1,473
New York - 0 .09%
City of New York NY
5.52%, 10/01/2037 25 25
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 145
New York City Municipal Water Finance
Authority
5.72%, 06/15/2042 270 288
5.95%, 06/15/2042 125 137
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 255
New York State Dormitory Authority
5.60%, 03/15/2040 435 453
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 349
4.96%, 08/01/2046 300 287
6.04%, 12/01/2029 50 53
$ 1,992
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 68
Ohio State University/The
4.91%, 06/01/2040 125 125
$ 193
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 501
Texas - 0 .08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 141
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 49
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 78
Dallas County Hospital District
5.62%, 08/15/2044 83 86
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(j)
50 51
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 299
State of Texas
4.68%, 04/01/2040 100 96
5.52%, 04/01/2039 405 424
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 633
$ 1,857
Utah - 0 .01%
State of Utah
3.54%, 07/01/2025 220 216

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
$ 280 $ 287
TOTAL MUNICIPAL BONDS $ 12,985
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68 .75%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .52%
2.00%, 08/01/2029 $ 181 $ 164
2.00%, 10/01/2031 46 41
2.00%, 03/01/2032 92 82
2.50%, 10/01/2027 49 47
2.50%, 03/01/2028 124 118
2.50%, 06/01/2028 76 73
2.50%, 06/01/2028 177 169
2.50%, 07/01/2028 125 119
2.50%, 10/01/2028 85 81
2.50%, 10/01/2028 59 57
2.50%, 10/01/2029 157 146
2.50%, 12/01/2029 185 172
2.50%, 09/01/2030 323 300
2.50%, 01/01/2031 350 325
2.50%, 01/01/2031 32 30
2.50%, 02/01/2031 38 35
2.50%, 03/01/2031 106 98
2.50%, 12/01/2031 117 109
2.50%, 12/01/2031 129 120
2.50%, 02/01/2032 152 141
2.50%, 03/01/2032 200 185
2.50%, 11/01/2032 393 363
2.50%, 02/01/2033 111 103
2.50%, 03/01/2033 76 70
2.50%, 03/01/2033 258 239
2.50%, 04/01/2033 121 110
2.50%, 05/01/2033 49 45
2.50%, 06/01/2033 84 77
2.50%, 11/01/2036 71 61
2.50%, 02/01/2043 91 78
2.50%, 03/01/2043 71 61
3.00%, 01/01/2027 45 43
3.00%, 03/01/2027 35 34
3.00%, 05/01/2027 38 37
3.00%, 10/01/2028 128 123
3.00%, 07/01/2029 163 155
3.00%, 08/01/2029 71 68
3.00%, 10/01/2029 42 40
3.00%, 11/01/2029 72 69
3.00%, 07/01/2030 161 153
3.00%, 09/01/2030 218 206
3.00%, 11/01/2030 39 37
3.00%, 11/01/2030 82 77
3.00%, 01/01/2031 76 71
3.00%, 04/01/2031 155 146
3.00%, 02/01/2032 34 32
3.00%, 05/01/2032 57 53
3.00%, 12/01/2032 252 235
3.00%, 12/01/2032 246 229
3.00%, 01/01/2033 341 318
3.00%, 02/01/2033 199 186
3.00%, 03/01/2033 124 117
3.00%, 04/01/2033 108 100
3.00%, 04/01/2033 86 79
3.00%, 06/01/2033 68 63
3.00%, 09/01/2033 93 86
3.00%, 09/01/2033 99 92
3.00%, 12/01/2034 24 23
3.00%, 01/01/2035 17 15
3.00%, 02/01/2035 24 22
3.00%, 05/01/2035 199 184
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 02/01/2036 $ 46 $ 42
3.00%, 09/01/2036 50 46
3.00%, 02/01/2037 58 53
3.00%, 05/01/2037 65 59
3.00%, 06/01/2037 67 61
3.00%, 07/01/2037 104 95
3.00%, 09/01/2037 22 20
3.00%, 01/01/2043 144 129
3.00%, 01/01/2043 151 135
3.00%, 02/01/2043 644 578
3.00%, 03/01/2043 374 335
3.00%, 04/01/2043 131 117
3.00%, 05/01/2043 127 114
3.00%, 06/01/2043 233 209
3.00%, 07/01/2043 237 213
3.00%, 07/01/2043 216 193
3.00%, 07/01/2043 411 368
3.00%, 07/01/2043 371 332
3.00%, 08/01/2043 50 45
3.00%, 08/01/2043 71 64
3.00%, 08/01/2043 132 118
3.00%, 08/01/2043 694 622
3.00%, 09/01/2043 259 232
3.00%, 09/01/2043 282 252
3.00%, 09/01/2043 123 109
3.00%, 10/01/2043 99 89
3.00%, 10/01/2043 252 226
3.00%, 03/01/2045 216 193
3.00%, 04/01/2045 78 69
3.00%, 06/01/2045 282 252
3.00%, 07/01/2045 165 147
3.00%, 07/01/2045 227 203
3.00%, 08/01/2045 323 288
3.00%, 08/01/2045 102 91
3.00%, 08/01/2045 101 90
3.00%, 12/01/2045 445 396
3.00%, 03/01/2046 194 172
3.00%, 03/01/2046 18 16
3.00%, 04/01/2046 265 236
3.00%, 04/01/2046 24 21
3.00%, 05/01/2046 69 62
3.00%, 09/01/2046 317 282
3.00%, 10/01/2046 351 313
3.00%, 11/01/2046 549 488
3.00%, 11/01/2046 55 49
3.00%, 11/01/2046 326 290
3.00%, 11/01/2046 359 318
3.00%, 12/01/2046 402 358
3.00%, 12/01/2046 449 399
3.00%, 01/01/2047 617 549
3.00%, 03/01/2047 616 547
3.00%, 03/01/2048 223 197
3.50%, 10/01/2025 35 34
3.50%, 11/01/2025 42 40
3.50%, 12/01/2026 41 39
3.50%, 01/01/2029 66 63
3.50%, 01/01/2032 47 45
3.50%, 02/01/2032 29 28
3.50%, 03/01/2032 35 33
3.50%, 04/01/2032 35 33
3.50%, 08/01/2032 27 25
3.50%, 09/01/2033 96 91
3.50%, 01/01/2034 30 28
3.50%, 01/01/2035 64 60
3.50%, 02/01/2035 54 51
3.50%, 07/01/2035 90 84
3.50%, 09/01/2035 129 121
3.50%, 04/01/2037 36 33

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 06/01/2037 $ 69 $ 64
3.50%, 05/01/2041 42 38
3.50%, 02/01/2042 124 114
3.50%, 04/01/2042 42 39
3.50%, 06/01/2042 98 90
3.50%, 07/01/2042 112 103
3.50%, 07/01/2042 151 139
3.50%, 08/01/2042 67 60
3.50%, 08/01/2042 153 140
3.50%, 02/01/2044 217 199
3.50%, 06/01/2044 197 181
3.50%, 09/01/2044 110 101
3.50%, 02/01/2045 123 114
3.50%, 03/01/2045 177 163
3.50%, 06/01/2045 204 187
3.50%, 07/01/2045 335 308
3.50%, 09/01/2045 173 159
3.50%, 10/01/2045 196 180
3.50%, 11/01/2045 324 298
3.50%, 12/01/2045 227 208
3.50%, 12/01/2045 264 243
3.50%, 12/01/2045 31 29
3.50%, 01/01/2046 18 17
3.50%, 01/01/2046 91 84
3.50%, 03/01/2046 162 149
3.50%, 03/01/2046 833 766
3.50%, 04/01/2046 201 184
3.50%, 05/01/2046 215 199
3.50%, 06/01/2046 252 231
3.50%, 08/01/2046 176 163
3.50%, 04/01/2047 264 242
3.50%, 11/01/2047 295 270
3.50%, 11/01/2047 191 175
3.50%, 05/01/2048 34 31
3.50%, 06/01/2048 120 110
3.50%, 06/01/2048 337 309
3.50%, 09/01/2048 112 102
4.00%, 06/01/2025 20 19
4.00%, 07/01/2025 34 33
4.00%, 12/01/2030 15 15
4.00%, 08/01/2031 15 14
4.00%, 10/01/2031 23 22
4.00%, 11/01/2031 7 6
4.00%, 12/01/2031 11 11
4.00%, 11/01/2033 32 30
4.00%, 01/01/2034 56 54
4.00%, 07/01/2035 21 20
4.00%, 03/01/2037 88 84
4.00%, 05/01/2038 32 30
4.00%, 02/01/2041 75 71
4.00%, 06/01/2042 49 46
4.00%, 06/01/2042 57 54
4.00%, 08/01/2043 342 325
4.00%, 01/01/2044 62 59
4.00%, 02/01/2044 147 139
4.00%, 03/01/2044 55 53
4.00%, 04/01/2044 146 139
4.00%, 05/01/2044 38 36
4.00%, 07/01/2044 82 78
4.00%, 07/01/2044 73 69
4.00%, 10/01/2044 101 96
4.00%, 11/01/2044 229 218
4.00%, 12/01/2044 223 212
4.00%, 01/01/2045 61 58
4.00%, 02/01/2045 68 65
4.00%, 04/01/2045 73 69
4.00%, 05/01/2045 45 43
4.00%, 06/01/2045 88 84
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 07/01/2045 $ 94 $ 88
4.00%, 08/01/2045 313 297
4.00%, 08/01/2045 32 31
4.00%, 08/01/2045 34 33
4.00%, 09/01/2045 86 80
4.00%, 09/01/2045 338 322
4.00%, 10/01/2045 343 326
4.00%, 11/01/2045 221 210
4.00%, 12/01/2045 100 95
4.00%, 03/01/2047 258 247
4.00%, 08/01/2047 273 259
4.00%, 10/01/2047 198 187
4.00%, 12/01/2047 322 305
4.00%, 07/01/2048 177 168
4.00%, 08/01/2048 105 99
4.00%, 09/01/2048 262 248
4.50%, 08/01/2023 7 7
4.50%, 05/01/2024 10 10
4.50%, 02/01/2030 4 4
4.50%, 08/01/2030 4 4
4.50%, 05/01/2031 5 5
4.50%, 06/01/2031 35 34
4.50%, 06/01/2039 57 56
4.50%, 10/01/2039 40 39
4.50%, 10/01/2040 50 49
4.50%, 03/01/2041 110 108
4.50%, 03/01/2041 120 115
4.50%, 11/01/2041 122 119
4.50%, 09/01/2043 69 67
4.50%, 11/01/2043 33 32
4.50%, 11/01/2043 64 63
4.50%, 01/01/2044 60 59
4.50%, 01/01/2044 60 58
4.50%, 03/01/2044 62 61
4.50%, 05/01/2044 81 80
4.50%, 07/01/2044 40 39
4.50%, 09/01/2044 38 37
4.50%, 10/01/2045 90 88
4.50%, 02/01/2046 115 111
4.50%, 03/01/2047 32 31
4.50%, 03/01/2047 155 151
4.50%, 04/01/2047 34 33
4.50%, 06/01/2047 78 76
4.50%, 09/01/2047 85 82
4.50%, 11/01/2047 23 22
4.50%, 05/01/2048 66 64
4.50%, 07/01/2048 127 123
4.50%, 11/01/2048 71 68
4.50%, 01/01/2049 260 252
4.50%, 05/01/2049 689 667
5.00%, 09/01/2023 6 5
5.00%, 04/01/2024 4 4
5.00%, 01/01/2025 20 19
5.00%, 12/01/2027 13 13
5.00%, 02/01/2030 2 2
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 47 46
5.00%, 06/01/2035 58 59
5.00%, 01/01/2038 95 96
5.00%, 11/01/2038 77 78
5.00%, 12/01/2038 87 88
5.00%, 09/01/2039 138 139
5.00%, 01/01/2040 77 77
5.00%, 05/01/2040 31 31
5.00%, 04/01/2041 54 55
5.00%, 06/01/2041 53 52
5.00%, 11/01/2041 64 62
5.00%, 11/01/2041 48 49

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 01/01/2028 $ 28 $ 27
5.50%, 04/01/2036 46 47
5.50%, 12/01/2036 54 56
5.50%, 12/01/2036 51 53
5.50%, 03/01/2039 81 84
5.50%, 04/01/2039 51 53
5.50%, 02/01/2040 76 79
5.50%, 06/01/2041 110 114
6.00%, 02/01/2027 3 3
$ 34,244
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20 .29%
1.50%, 03/01/2036 4,853 4,168
1.50%, 05/01/2036 7,741 6,648
1.50%, 11/01/2036 3,783 3,248
1.50%, 11/01/2050 2,311 1,783
1.50%, 01/01/2051 10,415 8,022
1.50%, 06/01/2051 7,587 5,845
2.00%, 09/01/2028 54 51
2.00%, 05/01/2030 112 100
2.00%, 04/01/2032 73 66
2.00%, 05/01/2036 3,815 3,365
2.00%, 06/01/2036 3,418 3,015
2.00%, 10/01/2037
(k)
18,300 16,125
2.00%, 04/01/2051 8,762 7,131
2.00%, 04/01/2051 31,527 25,689
2.00%, 04/01/2051 14,341 11,677
2.00%, 04/01/2051 5,281 4,305
2.00%, 04/01/2051 8,688 7,091
2.00%, 05/01/2051 18,008 14,658
2.00%, 06/01/2051 7,189 5,851
2.00%, 07/01/2051 8,020 6,523
2.00%, 09/01/2051 10,152 8,256
2.00%, 10/01/2051 2,828 2,302
2.00%, 10/01/2051 7,115 5,780
2.00%, 11/01/2051 7,556 6,147
2.00%, 12/01/2051 12,330 10,020
2.00%, 12/01/2051 9,571 7,778
2.00%, 01/01/2052 8,974 7,292
2.50%, 01/01/2028 59 56
2.50%, 07/01/2028 80 76
2.50%, 08/01/2028 74 70
2.50%, 08/01/2028 40 38
2.50%, 09/01/2028 87 83
2.50%, 07/01/2029 116 107
2.50%, 07/01/2029 51 48
2.50%, 07/01/2029 22 20
2.50%, 09/01/2029 95 89
2.50%, 12/01/2029 64 59
2.50%, 01/01/2030 78 72
2.50%, 04/01/2030 100 93
2.50%, 05/01/2030 210 195
2.50%, 06/01/2030 103 96
2.50%, 08/01/2030 56 52
2.50%, 08/01/2030 266 247
2.50%, 01/01/2031 104 96
2.50%, 01/01/2031 109 101
2.50%, 02/01/2031 146 135
2.50%, 02/01/2031 99 92
2.50%, 05/01/2031 58 54
2.50%, 06/01/2031 105 98
2.50%, 11/01/2031 1,069 992
2.50%, 12/01/2031 173 160
2.50%, 01/01/2032 208 192
2.50%, 01/01/2032 375 347
2.50%, 02/01/2032 260 239
2.50%, 03/01/2032 111 102
2.50%, 03/01/2032 60 55
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 11/01/2032 $ 19 $ 17
2.50%, 12/01/2032 56 52
2.50%, 01/01/2033 67 62
2.50%, 02/01/2033 257 237
2.50%, 04/01/2033 505 466
2.50%, 07/01/2033 45 39
2.50%, 10/01/2034 535 487
2.50%, 02/01/2035 1,559 1,416
2.50%, 06/01/2035 2,012 1,828
2.50%, 10/01/2036 19 17
2.50%, 10/01/2036 40 35
2.50%, 12/01/2036 86 74
2.50%, 10/01/2037
(k)
2,300 2,081
2.50%, 07/01/2040 1,704 1,470
2.50%, 01/01/2043 267 227
2.50%, 08/01/2043 91 77
2.50%, 10/01/2043 166 141
2.50%, 12/01/2046 64 54
2.50%, 07/01/2050 4,536 3,835
2.50%, 08/01/2050 2,332 1,974
2.50%, 09/01/2050 5,306 4,486
2.50%, 10/01/2050 3,557 3,007
2.50%, 02/01/2051 7,804 6,606
2.50%, 07/01/2051 2,155 1,817
2.50%, 07/01/2051 3,460 2,917
2.50%, 08/01/2051 3,846 3,240
2.50%, 09/01/2051 8,957 7,558
2.50%, 09/01/2051 3,571 3,022
2.50%, 09/01/2051 3,234 2,726
2.50%, 10/01/2051 6,830 5,752
2.50%, 11/01/2051 7,336 6,202
2.50%, 02/01/2052 6,759 5,710
2.50%, 02/01/2052 4,097 3,459
2.50%, 03/01/2052 6,342 5,335
2.50%, 03/01/2052 3,587 3,018
2.50%, 03/01/2052 7,115 6,008
2.50%, 04/01/2052 3,751 3,164
2.50%, 04/01/2052 6,775 5,721
2.50%, 05/01/2052 2,930 2,474
2.50%, 10/01/2052
(k)
11,750 9,856
3.00%, 11/01/2026 42 41
3.00%, 02/01/2027 73 71
3.00%, 04/01/2027 385 375
3.00%, 08/01/2027 53 52
3.00%, 10/01/2028 196 188
3.00%, 11/01/2028 66 64
3.00%, 02/01/2029 54 52
3.00%, 03/01/2029 101 97
3.00%, 03/01/2029 71 68
3.00%, 04/01/2029 75 71
3.00%, 05/01/2029 84 81
3.00%, 06/01/2029 54 51
3.00%, 08/01/2029 33 32
3.00%, 10/01/2029 39 37
3.00%, 10/01/2029 54 51
3.00%, 10/01/2029 41 39
3.00%, 11/01/2029 54 52
3.00%, 01/01/2030 81 77
3.00%, 01/01/2030 203 192
3.00%, 01/01/2030 217 205
3.00%, 03/01/2030 127 120
3.00%, 06/01/2030 98 93
3.00%, 06/01/2030 112 106
3.00%, 09/01/2030 44 41
3.00%, 09/01/2030 152 143
3.00%, 10/01/2030 125 118
3.00%, 02/01/2031 49 46

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 04/01/2032 $ 560 $ 529
3.00%, 05/01/2032 75 69
3.00%, 08/01/2032 113 104
3.00%, 01/01/2033 19 17
3.00%, 02/01/2033 283 263
3.00%, 02/01/2033 1,031 961
3.00%, 08/01/2033 341 314
3.00%, 05/01/2034 79 74
3.00%, 05/01/2034 55 50
3.00%, 08/01/2034 240 223
3.00%, 10/01/2034 24 23
3.00%, 11/01/2034 69 63
3.00%, 12/01/2034 868 809
3.00%, 02/01/2035 73 67
3.00%, 02/01/2035 70 64
3.00%, 03/01/2035 32 29
3.00%, 04/01/2035 32 30
3.00%, 06/01/2035 86 79
3.00%, 07/01/2035 31 28
3.00%, 11/01/2035 45 41
3.00%, 07/01/2036 66 61
3.00%, 12/01/2036 147 135
3.00%, 12/01/2036 220 201
3.00%, 12/01/2036 104 96
3.00%, 02/01/2037 92 84
3.00%, 02/01/2037 14 13
3.00%, 04/01/2037 71 65
3.00%, 04/01/2037 44 40
3.00%, 07/01/2037 27 24
3.00%, 08/01/2037 41 38
3.00%, 09/01/2037 117 107
3.00%, 10/01/2037
(k)
2,000 1,857
3.00%, 06/01/2040 1,363 1,211
3.00%, 04/01/2042 79 71
3.00%, 09/01/2042 37 33
3.00%, 12/01/2042 96 86
3.00%, 02/01/2043 272 245
3.00%, 02/01/2043 208 186
3.00%, 02/01/2043 413 370
3.00%, 04/01/2043 418 375
3.00%, 04/01/2043 212 190
3.00%, 04/01/2043 256 229
3.00%, 04/01/2043 159 142
3.00%, 04/01/2043 149 133
3.00%, 04/01/2043 118 105
3.00%, 04/01/2043 108 97
3.00%, 04/01/2043 226 202
3.00%, 04/01/2043 164 147
3.00%, 05/01/2043 165 148
3.00%, 05/01/2043 197 177
3.00%, 05/01/2043 101 91
3.00%, 05/01/2043 19 17
3.00%, 06/01/2043 207 185
3.00%, 06/01/2043 376 336
3.00%, 06/01/2043 348 311
3.00%, 06/01/2043 154 138
3.00%, 06/01/2043 145 129
3.00%, 07/01/2043 56 50
3.00%, 07/01/2043 267 239
3.00%, 07/01/2043 115 103
3.00%, 08/01/2043 239 214
3.00%, 08/01/2043 365 326
3.00%, 08/01/2043 74 66
3.00%, 08/01/2043 139 124
3.00%, 08/01/2043 73 65
3.00%, 08/01/2043 48 43
3.00%, 09/01/2043 308 275
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 09/01/2043 $ 167 $ 150
3.00%, 10/01/2043 33 29
3.00%, 10/01/2043 377 337
3.00%, 11/01/2043 69 62
3.00%, 11/01/2043 45 40
3.00%, 11/01/2043 129 115
3.00%, 01/01/2044 65 58
3.00%, 01/01/2045 184 164
3.00%, 05/01/2045 260 232
3.00%, 09/01/2045 35 32
3.00%, 10/01/2045 159 142
3.00%, 11/01/2045 36 32
3.00%, 11/01/2045 81 73
3.00%, 12/01/2045 225 201
3.00%, 01/01/2046 149 132
3.00%, 02/01/2046 35 31
3.00%, 02/01/2046 224 200
3.00%, 02/01/2046 251 224
3.00%, 04/01/2046 48 43
3.00%, 05/01/2046 95 85
3.00%, 05/01/2046 146 130
3.00%, 05/01/2046 42 38
3.00%, 06/01/2046 83 74
3.00%, 08/01/2046 140 125
3.00%, 08/01/2046 167 148
3.00%, 09/01/2046 111 99
3.00%, 09/01/2046 73 65
3.00%, 10/01/2046 69 61
3.00%, 10/01/2046 551 490
3.00%, 11/01/2046 398 356
3.00%, 11/01/2046 51 45
3.00%, 11/01/2046 40 36
3.00%, 11/01/2046 344 306
3.00%, 11/01/2046 274 243
3.00%, 11/01/2046 242 215
3.00%, 12/01/2046 762 676
3.00%, 12/01/2046 426 379
3.00%, 01/01/2047 273 241
3.00%, 01/01/2047 422 374
3.00%, 02/01/2047 81 72
3.00%, 02/01/2047 315 279
3.00%, 05/01/2047 176 156
3.00%, 10/01/2048 23 20
3.00%, 09/01/2049 2,254 1,978
3.00%, 10/01/2049 5,672 4,994
3.00%, 11/01/2049 683 601
3.00%, 11/01/2049 1,136 998
3.00%, 11/01/2049 1,699 1,495
3.00%, 11/01/2049 339 298
3.00%, 12/01/2049 4,159 3,660
3.00%, 03/01/2050 3,697 3,243
3.00%, 03/01/2050 3,385 2,972
3.00%, 06/01/2050 3,059 2,683
3.00%, 07/01/2050 6,649 5,870
3.00%, 07/01/2050 1,361 1,193
3.00%, 10/01/2050 2,259 1,987
3.00%, 10/01/2052
(k)
6,700 5,830
3.50%, 10/01/2025 51 49
3.50%, 11/01/2025 32 30
3.50%, 11/01/2025 80 76
3.50%, 01/01/2026 44 42
3.50%, 03/01/2026 66 62
3.50%, 12/01/2026 65 62
3.50%, 02/01/2027 41 39
3.50%, 11/01/2028 73 69
3.50%, 12/01/2028 44 42
3.50%, 03/01/2029 69 66

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 01/01/2031 $ 3 $ 3
3.50%, 04/01/2031 7 7
3.50%, 02/01/2032 29 28
3.50%, 04/01/2032 29 28
3.50%, 05/01/2032 64 60
3.50%, 06/01/2032 133 125
3.50%, 07/01/2032 43 40
3.50%, 09/01/2032 62 59
3.50%, 12/01/2032 1,400 1,327
3.50%, 09/01/2033 34 32
3.50%, 09/01/2033 45 43
3.50%, 10/01/2033 71 66
3.50%, 10/01/2033 169 160
3.50%, 11/01/2033 75 70
3.50%, 01/01/2034 47 44
3.50%, 06/01/2034 78 74
3.50%, 08/01/2034 20 19
3.50%, 11/01/2034 49 46
3.50%, 02/01/2035 811 767
3.50%, 12/01/2035 98 92
3.50%, 07/01/2036 108 101
3.50%, 02/01/2037 76 71
3.50%, 03/01/2037 87 81
3.50%, 05/01/2037 16 15
3.50%, 07/01/2037 33 31
3.50%, 10/01/2037 38 35
3.50%, 01/01/2038 103 95
3.50%, 01/01/2041 382 352
3.50%, 03/01/2041 516 475
3.50%, 10/01/2041 45 42
3.50%, 12/01/2041 162 149
3.50%, 12/01/2041 154 142
3.50%, 01/01/2042 56 52
3.50%, 03/01/2042 50 46
3.50%, 03/01/2042 35 32
3.50%, 03/01/2042 141 129
3.50%, 05/01/2042 277 254
3.50%, 05/01/2042 43 40
3.50%, 07/01/2042 64 59
3.50%, 07/01/2042 36 33
3.50%, 10/01/2042 303 279
3.50%, 04/01/2043 104 96
3.50%, 05/01/2043 254 234
3.50%, 05/01/2043 301 276
3.50%, 05/01/2043 92 85
3.50%, 06/01/2043 257 236
3.50%, 07/01/2043 286 262
3.50%, 07/01/2043 111 102
3.50%, 08/01/2043 203 186
3.50%, 08/01/2043 65 60
3.50%, 09/01/2043 75 69
3.50%, 12/01/2043 57 53
3.50%, 01/01/2044 857 787
3.50%, 02/01/2044 63 58
3.50%, 07/01/2044 407 374
3.50%, 10/01/2044 59 54
3.50%, 10/01/2044 165 151
3.50%, 11/01/2044 168 154
3.50%, 12/01/2044 176 161
3.50%, 12/01/2044 30 28
3.50%, 12/01/2044 125 115
3.50%, 01/01/2045 189 174
3.50%, 04/01/2045 174 159
3.50%, 05/01/2045 68 63
3.50%, 07/01/2045 33 30
3.50%, 07/01/2045 188 173
3.50%, 08/01/2045 188 172
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 08/01/2045 $ 164 $ 151
3.50%, 09/01/2045 84 77
3.50%, 09/01/2045 210 193
3.50%, 09/01/2045 252 232
3.50%, 11/01/2045 80 73
3.50%, 11/01/2045 144 133
3.50%, 12/01/2045 193 177
3.50%, 12/01/2045 156 143
3.50%, 12/01/2045 278 255
3.50%, 01/01/2046 303 278
3.50%, 01/01/2046 236 215
3.50%, 02/01/2046 126 116
3.50%, 02/01/2046 46 43
3.50%, 03/01/2046 197 181
3.50%, 03/01/2046 165 152
3.50%, 05/01/2046 198 182
3.50%, 06/01/2046 52 48
3.50%, 07/01/2046 175 161
3.50%, 09/01/2046 165 151
3.50%, 11/01/2046 357 328
3.50%, 12/01/2046 197 181
3.50%, 01/01/2047 438 401
3.50%, 02/01/2047 317 290
3.50%, 03/01/2047 37 34
3.50%, 09/01/2047 93 85
3.50%, 11/01/2047 373 339
3.50%, 01/01/2048 367 334
3.50%, 02/01/2048 31 29
3.50%, 02/01/2048 301 275
3.50%, 03/01/2048 234 214
3.50%, 04/01/2048 149 136
3.50%, 10/01/2048 30 27
3.50%, 10/01/2048 47 42
3.50%, 04/01/2049 243 223
3.50%, 06/01/2049 446 405
3.50%, 06/01/2049 556 506
3.50%, 06/01/2049 484 441
3.50%, 07/01/2049 1,419 1,294
3.50%, 07/01/2049 1,213 1,104
3.50%, 07/01/2049 663 604
3.50%, 08/01/2049 651 593
3.50%, 09/01/2049 699 636
3.50%, 11/01/2049 3,477 3,195
3.50%, 11/01/2049 1,313 1,196
3.50%, 11/01/2049 1,190 1,085
3.50%, 05/01/2050 1,216 1,105
3.50%, 09/01/2050 1,945 1,801
3.50%, 05/01/2052 4,910 4,455
3.50%, 10/01/2052
(k)
9,500 8,549
4.00%, 07/01/2025 41 40
4.00%, 04/01/2029 2 2
4.00%, 10/01/2030 5 5
4.00%, 12/01/2030 46 44
4.00%, 02/01/2031 15 15
4.00%, 03/01/2031 266 257
4.00%, 07/01/2031 10 10
4.00%, 10/01/2031 42 40
4.00%, 11/01/2031 10 9
4.00%, 12/01/2031 8 8
4.00%, 01/01/2032 12 12
4.00%, 09/01/2033 88 84
4.00%, 01/01/2036 80 76
4.00%, 02/01/2036 60 58
4.00%, 06/01/2036 49 47
4.00%, 01/01/2037 67 64
4.00%, 02/01/2037 149 142
4.00%, 07/01/2038 99 93

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2039 $ 28 $ 27
4.00%, 10/01/2039 47 44
4.00%, 01/01/2041 160 153
4.00%, 02/01/2041 104 99
4.00%, 02/01/2041 40 38
4.00%, 09/01/2041 58 55
4.00%, 02/01/2043 55 52
4.00%, 12/01/2043 53 50
4.00%, 01/01/2044 172 164
4.00%, 06/01/2044 65 62
4.00%, 06/01/2044 133 126
4.00%, 07/01/2044 91 86
4.00%, 07/01/2044 107 101
4.00%, 09/01/2044 55 52
4.00%, 10/01/2044 89 84
4.00%, 10/01/2044 155 147
4.00%, 11/01/2044 109 103
4.00%, 12/01/2044 125 119
4.00%, 12/01/2044 33 31
4.00%, 01/01/2045 29 27
4.00%, 02/01/2045 59 56
4.00%, 02/01/2045 126 119
4.00%, 02/01/2045 128 122
4.00%, 07/01/2045 74 70
4.00%, 07/01/2045 104 98
4.00%, 09/01/2045 122 115
4.00%, 10/01/2045 110 104
4.00%, 10/01/2045 40 37
4.00%, 11/01/2045 48 46
4.00%, 11/01/2045 186 176
4.00%, 12/01/2045 77 73
4.00%, 12/01/2045 49 46
4.00%, 01/01/2046 200 190
4.00%, 02/01/2046 37 35
4.00%, 02/01/2046 179 169
4.00%, 03/01/2046 42 40
4.00%, 03/01/2046 62 59
4.00%, 04/01/2046 93 88
4.00%, 07/01/2046 164 156
4.00%, 04/01/2047 259 244
4.00%, 06/01/2047 184 174
4.00%, 08/01/2047 39 37
4.00%, 08/01/2047 132 125
4.00%, 08/01/2047 278 263
4.00%, 08/01/2047 220 208
4.00%, 09/01/2047 253 240
4.00%, 11/01/2047 491 465
4.00%, 01/01/2048 398 376
4.00%, 02/01/2048 182 172
4.00%, 03/01/2048 86 81
4.00%, 03/01/2048 3,408 3,234
4.00%, 05/01/2048 516 490
4.00%, 06/01/2048 369 349
4.00%, 06/01/2048 141 133
4.00%, 07/01/2048 105 99
4.00%, 08/01/2048 51 48
4.00%, 08/01/2048 49 46
4.00%, 09/01/2048 135 128
4.00%, 09/01/2048 210 198
4.00%, 01/01/2049 2,094 1,976
4.00%, 01/01/2049 1,178 1,113
4.00%, 03/01/2049 159 150
4.00%, 04/01/2049 206 195
4.00%, 04/01/2049 294 278
4.00%, 07/01/2049 1,011 950
4.00%, 08/01/2049 654 614
4.00%, 10/01/2049 338 318
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 10/01/2049 $ 460 $ 434
4.00%, 11/01/2049 497 467
4.00%, 04/01/2050 1,949 1,830
4.00%, 10/01/2052
(k)
13,000 12,062
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 4 4
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 30 30
4.50%, 09/01/2030 25 24
4.50%, 01/01/2031 5 5
4.50%, 04/01/2031 3 3
4.50%, 05/01/2031 5 5
4.50%, 07/01/2031 21 21
4.50%, 08/01/2031 11 11
4.50%, 02/01/2035 49 48
4.50%, 08/01/2040 36 34
4.50%, 08/01/2040 114 111
4.50%, 06/01/2041 56 55
4.50%, 09/01/2041 90 88
4.50%, 09/01/2043 42 41
4.50%, 10/01/2043 85 83
4.50%, 01/01/2044 164 160
4.50%, 01/01/2044 188 181
4.50%, 02/01/2044 115 113
4.50%, 03/01/2044 62 61
4.50%, 03/01/2044 53 51
4.50%, 05/01/2044 44 43
4.50%, 05/01/2044 56 55
4.50%, 05/01/2044 202 198
4.50%, 06/01/2044 98 96
4.50%, 08/01/2044 80 78
4.50%, 08/01/2044 81 79
4.50%, 12/01/2044 227 223
4.50%, 04/01/2046 64 61
4.50%, 08/01/2046 57 55
4.50%, 01/01/2047 57 56
4.50%, 02/01/2047 31 30
4.50%, 02/01/2047 94 92
4.50%, 03/01/2047 93 91
4.50%, 10/01/2047 67 65
4.50%, 11/01/2047 130 126
4.50%, 02/01/2048 99 96
4.50%, 04/01/2048 289 280
4.50%, 05/01/2048 173 167
4.50%, 07/01/2048 1,996 1,924
4.50%, 08/01/2048 54 52
4.50%, 08/01/2048 47 45
4.50%, 10/01/2048 347 335
4.50%, 10/01/2048 226 218
4.50%, 12/01/2048 950 923
4.50%, 03/01/2049 2,197 2,126
4.50%, 04/01/2049 198 191
4.50%, 05/01/2049 1,591 1,535
4.50%, 07/01/2049 619 597
4.50%, 07/01/2049 317 306
4.50%, 09/01/2049 350 337
4.50%, 09/01/2049 2,177 2,099
4.50%, 10/01/2052 2,500 2,397
5.00%, 07/01/2024 1 1
5.00%, 04/01/2029 3 3
5.00%, 09/01/2029 47 46
5.00%, 03/01/2030 6 6
5.00%, 08/01/2030 7 7
5.00%, 07/01/2035 69 70
5.00%, 04/01/2037 96 94

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 01/01/2039 $ 141 $ 140
5.00%, 07/01/2039 65 65
5.00%, 07/01/2039 57 57
5.00%, 02/01/2041 109 109
5.00%, 02/01/2041 60 60
5.00%, 05/01/2042 151 152
5.00%, 03/01/2044 47 46
5.00%, 03/01/2044 79 79
5.00%, 05/01/2044 48 48
5.00%, 11/01/2044 98 98
5.00%, 04/01/2048 67 65
5.00%, 09/01/2048 616 607
5.00%, 05/01/2049 46 46
5.00%, 06/01/2049 405 402
5.00%, 07/01/2049 227 224
5.00%, 08/01/2049 235 232
5.00%, 10/01/2052
(k)
4,500 4,383
5.50%, 08/01/2023 2 2
5.50%, 10/01/2023 5 5
5.50%, 11/01/2023 7 7
5.50%, 02/01/2026 16 16
5.50%, 03/01/2027 17 17
5.50%, 06/01/2028 2 2
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 1 1
5.50%, 01/01/2029 7 7
5.50%, 12/01/2029 5 5
5.50%, 11/01/2035 117 121
5.50%, 12/01/2036 52 54
5.50%, 03/01/2037 75 77
5.50%, 08/01/2037 67 70
5.50%, 08/01/2037 52 54
5.50%, 08/01/2037 55 56
5.50%, 05/01/2038 98 101
5.50%, 06/01/2038 42 44
5.50%, 10/01/2052
(k)
2,000 1,988
6.00%, 05/01/2041 90 95
6.50%, 01/01/2038 40 42
$ 455,613
Government National Mortgage Association (GNMA) - 6 .21%
2.00%, 08/20/2050 6,876 5,773
2.00%, 01/20/2051 7,843 6,583
2.00%, 02/20/2051 19,921 16,720
2.00%, 05/20/2051 5,376 4,509
2.50%, 03/20/2028 36 35
2.50%, 07/20/2028 40 38
2.50%, 03/20/2031 48 43
2.50%, 05/20/2032 59 54
2.50%, 07/20/2043 94 81
2.50%, 06/20/2045 52 45
2.50%, 12/20/2046 108 93
2.50%, 01/20/2047 160 138
2.50%, 06/20/2050 13,684 11,858
2.50%, 05/20/2051 9,072 7,832
2.50%, 07/20/2051 3,282 2,832
2.50%, 10/01/2052
(k)
12,000 10,309
3.00%, 07/20/2030 79 74
3.00%, 01/20/2031 50 47
3.00%, 07/20/2032 57 53
3.00%, 01/20/2033 27 25
3.00%, 09/20/2042 570 512
3.00%, 10/15/2042 92 82
3.00%, 12/20/2042 161 145
3.00%, 01/20/2043 224 202
3.00%, 03/20/2043 117 105
3.00%, 03/20/2043 297 267
3.00%, 04/20/2043 385 346
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 06/15/2043 $ 138 $ 123
3.00%, 06/20/2043 84 75
3.00%, 07/15/2043 35 31
3.00%, 08/15/2043 75 67
3.00%, 08/15/2043 69 61
3.00%, 08/20/2043 40 36
3.00%, 09/20/2043 153 138
3.00%, 10/20/2043 80 72
3.00%, 11/20/2043 60 54
3.00%, 03/20/2044 122 110
3.00%, 08/20/2044 452 406
3.00%, 11/15/2044 228 203
3.00%, 11/20/2044 148 133
3.00%, 12/20/2044 147 132
3.00%, 02/15/2045 166 148
3.00%, 05/20/2045 129 116
3.00%, 07/15/2045 66 59
3.00%, 07/20/2045 1,011 909
3.00%, 08/15/2045 156 139
3.00%, 08/20/2045 320 287
3.00%, 10/20/2045 280 251
3.00%, 11/20/2045 164 147
3.00%, 12/20/2045 229 205
3.00%, 01/20/2046 57 51
3.00%, 02/20/2046 76 68
3.00%, 03/20/2046 359 323
3.00%, 04/20/2046 233 210
3.00%, 05/20/2046 214 192
3.00%, 06/20/2046 323 289
3.00%, 07/20/2046 965 867
3.00%, 08/20/2046 660 591
3.00%, 09/20/2046 386 346
3.00%, 10/20/2046 255 229
3.00%, 11/20/2046 187 167
3.00%, 11/20/2046 392 350
3.00%, 12/20/2046 480 430
3.00%, 01/20/2047 317 283
3.00%, 07/20/2047 15 13
3.00%, 10/20/2047 327 293
3.00%, 11/20/2047 155 139
3.00%, 12/20/2047 512 458
3.00%, 01/20/2048 220 197
3.00%, 02/20/2048 233 209
3.00%, 03/20/2048 218 196
3.00%, 11/20/2049 8,066 7,231
3.00%, 10/01/2052
(k)
9,000 7,953
3.50%, 09/20/2028 49 47
3.50%, 04/20/2042 372 345
3.50%, 05/20/2042 393 365
3.50%, 06/20/2042 110 102
3.50%, 07/20/2042 438 407
3.50%, 10/20/2042 265 245
3.50%, 01/15/2043 107 100
3.50%, 01/20/2043 143 132
3.50%, 02/20/2043 431 400
3.50%, 03/20/2043 406 377
3.50%, 03/20/2043 193 177
3.50%, 04/15/2043 49 46
3.50%, 04/20/2043 278 255
3.50%, 04/20/2043 395 366
3.50%, 07/20/2043 471 437
3.50%, 08/15/2043 37 35
3.50%, 08/20/2043 360 334
3.50%, 09/20/2043 239 222
3.50%, 07/20/2044 257 238
3.50%, 08/20/2044 273 253
3.50%, 09/20/2044 102 95
3.50%, 10/20/2044 108 100

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 11/20/2044 $ 115 $ 107
3.50%, 12/20/2044 128 119
3.50%, 02/20/2045 127 117
3.50%, 05/20/2045 164 152
3.50%, 06/20/2045 34 32
3.50%, 07/20/2045 245 227
3.50%, 08/20/2045 115 106
3.50%, 09/20/2045 61 56
3.50%, 10/20/2045 452 418
3.50%, 11/20/2045 372 343
3.50%, 12/20/2045 236 218
3.50%, 01/20/2046 587 543
3.50%, 02/20/2046 32 30
3.50%, 03/20/2046 2,996 2,770
3.50%, 04/20/2046 233 215
3.50%, 05/20/2046 314 290
3.50%, 06/20/2046 1,365 1,262
3.50%, 07/15/2046 32 30
3.50%, 07/20/2046 162 150
3.50%, 08/20/2046 729 674
3.50%, 09/20/2046 302 279
3.50%, 10/20/2046 360 333
3.50%, 11/20/2046 274 253
3.50%, 12/20/2046 307 283
3.50%, 01/20/2047 305 282
3.50%, 02/20/2047 180 166
3.50%, 03/20/2047 239 220
3.50%, 04/20/2047 576 531
3.50%, 05/20/2047 172 159
3.50%, 06/20/2047 263 243
3.50%, 07/20/2047 479 443
3.50%, 08/20/2047 758 699
3.50%, 09/20/2047 55 51
3.50%, 10/20/2047 187 172
3.50%, 11/20/2047 244 224
3.50%, 12/20/2047 278 256
3.50%, 01/20/2048 389 359
3.50%, 02/20/2048 61 56
3.50%, 07/20/2048 121 111
3.50%, 10/01/2052
(k)
3,000 2,729
4.00%, 08/15/2040 33 32
4.00%, 12/20/2040 18 17
4.00%, 08/15/2041 28 27
4.00%, 11/15/2041 49 47
4.00%, 03/15/2042 28 27
4.00%, 03/20/2042 77 74
4.00%, 04/20/2042 67 64
4.00%, 05/15/2042 91 86
4.00%, 10/20/2043 36 35
4.00%, 11/20/2043 85 81
4.00%, 02/20/2044 204 193
4.00%, 03/15/2044 69 66
4.00%, 05/20/2044 131 124
4.00%, 06/20/2044 97 92
4.00%, 07/20/2044 394 374
4.00%, 08/20/2044 282 268
4.00%, 09/20/2044 257 244
4.00%, 10/20/2044 339 321
4.00%, 11/20/2044 149 142
4.00%, 12/20/2044 274 260
4.00%, 01/20/2045 231 219
4.00%, 04/20/2045 145 137
4.00%, 05/15/2045 89 85
4.00%, 07/20/2045 54 51
4.00%, 08/20/2045 138 131
4.00%, 09/20/2045 194 184
4.00%, 10/20/2045 104 99
4.00%, 11/20/2045 38 36
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 12/15/2045 $ 44 $ 43
4.00%, 12/20/2045 97 92
4.00%, 01/20/2046 60 57
4.00%, 02/20/2046 88 83
4.00%, 04/20/2046 144 135
4.00%, 05/20/2046 71 67
4.00%, 07/20/2046 149 141
4.00%, 01/20/2047 287 272
4.00%, 02/20/2047 222 211
4.00%, 03/20/2047 206 195
4.00%, 05/20/2047 273 259
4.00%, 06/20/2047 277 263
4.00%, 07/20/2047 667 633
4.00%, 08/20/2047 32 30
4.00%, 09/20/2047 2,090 1,989
4.00%, 10/20/2047 153 145
4.00%, 10/01/2052
(k)
6,000 5,603
4.50%, 02/15/2039 70 68
4.50%, 05/15/2039 50 49
4.50%, 11/15/2039 185 182
4.50%, 04/15/2040 137 135
4.50%, 01/20/2041 22 21
4.50%, 02/20/2041 21 20
4.50%, 03/20/2041 16 16
4.50%, 07/15/2041 43 42
4.50%, 05/20/2043 65 64
4.50%, 06/20/2043 72 71
4.50%, 10/20/2043 58 58
4.50%, 11/20/2043 187 187
4.50%, 03/20/2044 271 267
4.50%, 04/20/2044 12 12
4.50%, 05/20/2044 198 197
4.50%, 07/20/2044 102 101
4.50%, 12/20/2044 43 42
4.50%, 02/20/2045 111 110
4.50%, 03/20/2045 47 47
4.50%, 04/20/2045 58 57
4.50%, 06/20/2046 56 56
4.50%, 12/20/2046 171 171
4.50%, 02/20/2047 99 97
4.50%, 04/20/2047 65 64
4.50%, 06/15/2047 45 44
4.50%, 08/20/2047 136 133
4.50%, 10/20/2047 65 63
4.50%, 02/20/2048 1,037 1,008
4.50%, 05/20/2048 752 731
4.50%, 08/20/2048 189 183
4.50%, 10/20/2048 113 109
4.50%, 11/20/2048 173 168
4.50%, 12/20/2048 51 49
4.50%, 10/01/2052
(k)
5,000 4,786
5.00%, 07/15/2035 46 46
5.00%, 04/15/2041 135 135
5.00%, 08/20/2041 44 45
5.00%, 04/20/2042 35 36
5.00%, 12/20/2042 102 104
5.00%, 07/20/2043 60 61
5.00%, 02/20/2044 64 64
5.00%, 03/20/2044 39 39
5.00%, 12/20/2045 57 57
5.00%, 03/20/2048 44 44
5.00%, 06/20/2048 846 835
5.00%, 10/20/2048 57 56
5.50%, 01/15/2040 50 52
5.50%, 06/20/2040 26 27
5.50%, 01/20/2041 114 119
5.50%, 10/20/2042 44 46
5.50%, 09/20/2043 50 52

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 04/15/2035 $ 7 $ 8
$ 139,542
U.S. Treasury - 40 .73%
0.13%, 10/15/2023 925 886
0.13%, 01/15/2024 9,930 9,412
0.25%, 11/15/2023 5,595 5,348
0.25%, 03/15/2024 3,325 3,136
0.25%, 05/15/2024 8,055 7,546
0.25%, 06/15/2024 8,105 7,570
0.25%, 05/31/2025 2,360 2,123
0.25%, 06/30/2025 7,025 6,305
0.25%, 07/31/2025 10,330 9,233
0.25%, 08/31/2025 9,680 8,623
0.25%, 09/30/2025 12,000 10,665
0.25%, 10/31/2025 2,345 2,077
0.38%, 10/31/2023 4,000 3,834
0.38%, 08/15/2024 12,055 11,214
0.38%, 09/15/2024 1,060 983
0.38%, 04/30/2025 8,100 7,337
0.38%, 11/30/2025 4,675 4,145
0.38%, 01/31/2026 2,475 2,180
0.38%, 07/31/2027 8,175 6,863
0.38%, 09/30/2027 3,705 3,091
0.50%, 03/31/2025 4,250 3,877
0.50%, 02/28/2026 3,990 3,521
0.50%, 04/30/2027 2,100 1,786
0.50%, 05/31/2027 3,290 2,791
0.50%, 06/30/2027 4,645 3,932
0.50%, 08/31/2027 5,260 4,431
0.50%, 10/31/2027 5,060 4,236
0.63%, 07/31/2026 4,210 3,682
0.63%, 03/31/2027 5,975 5,126
0.63%, 11/30/2027 4,645 3,905
0.63%, 12/31/2027 9,865 8,275
0.63%, 05/15/2030 6,235 4,912
0.63%, 08/15/2030 10,525 8,247
0.75%, 12/31/2023 11,365 10,880
0.75%, 03/31/2026 8,220 7,299
0.75%, 04/30/2026 2,800 2,479
0.75%, 05/31/2026 5,825 5,144
0.75%, 08/31/2026 11,000 9,647
0.75%, 01/31/2028 10,170 8,561
0.88%, 01/31/2024 1,975 1,887
0.88%, 06/30/2026 4,900 4,338
0.88%, 09/30/2026 11,885 10,456
0.88%, 11/15/2030 8,185 6,521
1.00%, 07/31/2028 5,165 4,351
1.13%, 02/28/2025 8,950 8,312
1.13%, 10/31/2026 3,635 3,223
1.13%, 02/28/2027 2,670 2,351
1.13%, 02/29/2028 8,345 7,162
1.13%, 08/31/2028 6,155 5,211
1.13%, 02/15/2031 10,685 8,652
1.13%, 05/15/2040 3,760 2,350
1.13%, 08/15/2040 3,925 2,431
1.25%, 08/31/2024 7,600 7,183
1.25%, 11/30/2026 3,875 3,448
1.25%, 03/31/2028 7,125 6,143
1.25%, 04/30/2028 7,750 6,668
1.25%, 05/31/2028 7,415 6,367
1.25%, 06/30/2028 4,550 3,899
1.25%, 09/30/2028 5,680 4,835
1.25%, 08/15/2031 8,160 6,595
1.25%, 05/15/2050 6,330 3,543
1.38%, 08/31/2026 3,400 3,060
1.38%, 10/31/2028 4,050 3,469
1.38%, 12/31/2028 1,375 1,177
1.38%, 11/15/2031 9,140 7,426
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.38%, 11/15/2040 $ 6,555 $ 4,237
1.38%, 08/15/2050 5,155 2,985
1.50%, 09/30/2024 5,950 5,641
1.50%, 10/31/2024 1,000 946
1.50%, 11/30/2024 7,880 7,434
1.50%, 01/31/2027 5,200 4,661
1.50%, 11/30/2028 3,015 2,599
1.50%, 02/15/2030 5,660 4,803
1.63%, 10/31/2023 3,160 3,071
1.63%, 02/15/2026 3,315 3,044
1.63%, 05/15/2026 3,345 3,057
1.63%, 09/30/2026 1,265 1,148
1.63%, 11/30/2026
(e)
1,500 1,357
1.63%, 08/15/2029 3,750 3,234
1.63%, 05/15/2031 10,330 8,671
1.63%, 11/15/2050 6,050 3,756
1.75%, 06/30/2024 3,970 3,801
1.75%, 12/31/2024 5,620 5,325
1.75%, 01/31/2029 4,390 3,834
1.75%, 11/15/2029 7,245 6,294
1.75%, 08/15/2041 6,835 4,673
1.88%, 08/31/2024 10,985 10,504
1.88%, 07/31/2026 7,400 6,802
1.88%, 02/28/2029 3,180 2,799
1.88%, 02/15/2032 8,390 7,109
1.88%, 02/15/2041 7,880 5,582
1.88%, 02/15/2051 7,680 5,084
1.88%, 11/15/2051 8,735 5,776
2.00%, 04/30/2024 4,035 3,892
2.00%, 05/31/2024 6,765 6,515
2.00%, 06/30/2024 5,195 4,995
2.00%, 02/15/2025 8,570 8,132
2.00%, 08/15/2025 4,850 4,556
2.00%, 11/15/2026 9,295 8,535
2.00%, 11/15/2041 5,650 4,044
2.00%, 02/15/2050 4,735 3,253
2.00%, 08/15/2051 6,555 4,477
2.13%, 11/30/2023 3,960 3,864
2.13%, 03/31/2024 3,525 3,413
2.13%, 07/31/2024 5,580 5,368
2.13%, 09/30/2024 4,770 4,578
2.13%, 11/30/2024 4,460 4,263
2.13%, 05/15/2025 2,880 2,728
2.13%, 05/31/2026 2,000 1,859
2.25%, 12/31/2023 3,655 3,565
2.25%, 01/31/2024 1,475 1,436
2.25%, 03/31/2024 2,860 2,774
2.25%, 04/30/2024 4,850 4,696
2.25%, 10/31/2024 3,336 3,203
2.25%, 11/15/2024 8,963 8,597
2.25%, 12/31/2024 3,000 2,873
2.25%, 11/15/2025 2,500 2,354
2.25%, 03/31/2026 5,000 4,684
2.25%, 02/15/2027 8,160 7,542
2.25%, 08/15/2027 5,535 5,088
2.25%, 11/15/2027 9,840 9,004
2.25%, 05/15/2041 4,845 3,663
2.25%, 08/15/2046 3,195 2,301
2.25%, 08/15/2049 3,790 2,771
2.25%, 02/15/2052 5,280 3,836
2.38%, 02/29/2024 4,635 4,513
2.38%, 08/15/2024 4,595 4,437
2.38%, 04/30/2026 5,000 4,700
2.38%, 05/15/2027 8,780 8,138
2.38%, 03/31/2029 4,020 3,640
2.38%, 05/15/2029 4,795 4,339
2.38%, 02/15/2042 3,705 2,839
2.38%, 11/15/2049 3,960 2,982

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.38%, 05/15/2051 $ 6,885 $ 5,151
2.50%, 01/31/2024 12,700 12,399
2.50%, 04/30/2024 5,725 5,565
2.50%, 05/15/2024 3,066 2,978
2.50%, 05/31/2024 3,220 3,127
2.50%, 01/31/2025 3,300 3,170
2.50%, 02/15/2045 3,450 2,630
2.50%, 02/15/2046 2,925 2,221
2.50%, 05/15/2046 2,520 1,910
2.63%, 03/31/2025 1,805 1,735
2.63%, 12/31/2025 5,000 4,757
2.63%, 02/15/2029 8,305 7,653
2.63%, 07/31/2029 2,325 2,136
2.75%, 11/15/2023 5,656 5,558
2.75%, 02/15/2024 5,336 5,221
2.75%, 02/28/2025 8,615 8,315
2.75%, 06/30/2025 1,280 1,230
2.75%, 08/31/2025 5,225 5,010
2.75%, 02/15/2028 9,145 8,564
2.75%, 08/15/2032 3,535 3,232
2.75%, 08/15/2042 1,591 1,292
2.75%, 11/15/2042 2,610 2,114
2.75%, 08/15/2047 3,060 2,445
2.75%, 11/15/2047 3,405 2,724
2.88%, 10/31/2023 3,000 2,955
2.88%, 11/30/2023 5,445 5,355
2.88%, 05/31/2025 4,120 3,975
2.88%, 07/31/2025 2,000 1,927
2.88%, 11/30/2025 3,435 3,296
2.88%, 05/15/2028 4,400 4,135
2.88%, 08/15/2028 5,825 5,465
2.88%, 04/30/2029 6,595 6,157
2.88%, 05/15/2032 9,875 9,130
2.88%, 05/15/2043 3,773 3,110
2.88%, 08/15/2045 2,145 1,750
2.88%, 11/15/2046 1,565 1,278
2.88%, 05/15/2049 4,615 3,846
2.88%, 05/15/2052 5,525 4,633
3.00%, 07/15/2025 100 97
3.00%, 09/30/2025 2,775 2,678
3.00%, 10/31/2025 4,500 4,340
3.00%, 05/15/2042 1,200 1,021
3.00%, 11/15/2044 2,375 1,984
3.00%, 05/15/2045 1,845 1,540
3.00%, 11/15/2045 1,320 1,102
3.00%, 02/15/2047 3,115 2,604
3.00%, 05/15/2047 2,150 1,800
3.00%, 02/15/2048 2,990 2,517
3.00%, 08/15/2048 2,745 2,322
3.00%, 02/15/2049 4,115 3,511
3.00%, 08/15/2052 2,120 1,830
3.13%, 11/15/2028 8,255 7,844
3.13%, 08/31/2029 4,085 3,877
3.13%, 11/15/2041 1,700 1,479
3.13%, 02/15/2042 805 701
3.13%, 02/15/2043 1,480 1,272
3.13%, 08/15/2044 3,045 2,602
3.13%, 05/15/2048 4,020 3,476
3.25%, 06/30/2029 2,055 1,964
3.25%, 05/15/2042 2,040 1,811
3.38%, 05/15/2044 3,525 3,145
3.38%, 11/15/2048 4,815 4,383
3.50%, 02/15/2039 1,170 1,114
3.63%, 08/15/2043 1,880 1,753
3.63%, 02/15/2044 1,755 1,631
3.75%, 08/15/2041 755 724
3.75%, 11/15/2043 1,935 1,838
3.88%, 08/15/2040 1,669 1,640
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.25%, 05/15/2039 $ 1,190 $ 1,240
4.25%, 11/15/2040 1,135 1,171
4.38%, 02/15/2038 1,445 1,538
4.38%, 11/15/2039 2,970 3,136
4.38%, 05/15/2040 1,489 1,566
4.38%, 05/15/2041 1,660 1,739
4.50%, 02/15/2036 1,590 1,719
4.50%, 05/15/2038 710 765
4.50%, 08/15/2039 1,235 1,326
4.63%, 02/15/2040 1,100 1,196
4.75%, 02/15/2037 660 732
4.75%, 02/15/2041 1,753 1,927
5.25%, 02/15/2029 2,000 2,135
5.38%, 02/15/2031 3,616 3,997
6.00%, 02/15/2026 2,000 2,108
6.13%, 11/15/2027 2,225 2,428
6.13%, 08/15/2029 1,000 1,128
6.25%, 05/15/2030 1,500 1,727
6.38%, 08/15/2027 1,830 2,010
6.88%, 08/15/2025 1,000 1,069
$ 914,440
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,543,839
Total Investments $ 2,355,655
Other Assets and Liabilities -  (4.91)% (110,283)
TOTAL NET ASSETS - 100.00% $ 2,245,372
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,763 or
0.43% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,436 or 0.42% of net assets.
(f) Non-income producing security
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,483 or 0.51% of net assets.
(i) Security purchased on a when-issued basis.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.

Schedule of Investments
Bond Market Index Account
September 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Government 44 .79%
Mortgage Securities 29 .49%
Financial 8 .29%
Money Market Funds 5 .62%
Consumer, Non-cyclical 4 .26%
Communications 2 .31%
Utilities 2 .03%
Technology 1 .88%
Industrial 1 .86%
Energy 1 .73%
Consumer, Cyclical 1 .41%
Basic Materials 0 .66%
Revenue Bonds 0 .33%
General Obligation Unlimited 0 .21%
Insured 0 .04%
General Obligation Limited 0 .00%
Other Assets and Liabilities
( 4 .91 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 285,079 $ 562,220 $ 723,852 $ 123,447
$ 285,079 $ 562,220 $ 723,852 $ 123,447
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 818 $ — $ — $ —
$ 818 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .09 % Shares Held Value (000's)
Money Market Funds - 5 .09%
BlackRock Liquidity FedFund - Institutional
Class 2.77%
(a),(b)
1,387,345 $ 1,387
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(c)
8,062,001 8,062
$ 9,449
TOTAL INVESTMENT COMPANIES $ 9,449
COMMON STOCKS - 0 .01 % Shares Held Value (000's)
Oil & Gas - 0 .01%
EP Energy Corp
(d)
2,695 $ 22
TOTAL COMMON STOCKS $ 22
BONDS - 52 .60%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .71%
Boeing Co/The
1.95%, 02/01/2024 $ 1,370 $ 1,314
2.20%, 02/04/2026 635 564
3.10%, 05/01/2026 190 173
3.75%, 02/01/2050 355 231
4.88%, 05/01/2025 380 371
Bombardier Inc
7.13%, 06/15/2026
(e)
25 23
7.50%, 03/15/2025
(e)
34 33
TransDigm Inc
4.88%, 05/01/2029 55 44
6.25%, 03/15/2026
(e)
40 39
7.50%, 03/15/2027 151 144
8.00%, 12/15/2025
(e)
75 76
Triumph Group Inc
8.88%, 06/01/2024
(e)
168 166
$ 3,178
Agriculture - 0 .12%
BAT Capital Corp
4.54%, 08/15/2047 120 79
Reynolds American Inc
5.70%, 08/15/2035 165 140
$ 219
Airlines - 0 .36%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 10 8
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(e)
20 17
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
252 245
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(e)
165 145
Southwest Airlines Co
5.25%, 05/04/2025 255 255
$ 670
Automobile Asset Backed Securities - 3 .83%
AmeriCredit Automobile Receivables Trust
2022-2
3.43%, 12/18/2025 970 970
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 352 347
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 565 557
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 445 441
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 143 142
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 379 375
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 $ 138 $ 137
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 251 248
Ford Credit Auto Owner Trust 2022-C
2.80%, 04/15/2025 730 730
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 260 256
Hyundai Auto Lease Securitization Trust 2022-B
2.91%, 10/15/2024
(e)
400 400
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Nissan Auto Lease Trust 2021-A
0.30%, 12/15/2023 288 285
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 545 544
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 512 510
Santander Drive Auto Receivables Trust 2022-6
4.37%, 05/15/2025 635 633
Toyota Auto Receivables 2022-B Owner Trust
2.78%, 01/15/2025 435 435
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 97 96
$ 7,106
Automobile Manufacturers - 1 .20%
BMW US Capital LLC
3.90%, 04/09/2025
(e)
300 291
Ford Motor Credit Co LLC
2.90%, 02/10/2029 300 227
3.35%, 11/01/2022 290 290
3.38%, 11/13/2025 320 283
General Motors Co
4.88%, 10/02/2023 665 662
General Motors Financial Co Inc
1.20%, 10/15/2024 170 156
1.25%, 01/08/2026 375 322
$ 2,231
Automobile Parts & Equipment - 0 .19%
Dana Inc
5.38%, 11/15/2027 55 47
Tenneco Inc
5.00%, 07/15/2026
(f)
60 58
5.13%, 04/15/2029
(e)
25 25
7.88%, 01/15/2029
(e)
225 219
$ 349
Banks - 9 .00%
Banco Santander SA
3.22%, 11/22/2032
(g)
200 140
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
5.29%, 08/18/2027 200 188
Bank of America Corp
1.66%, 03/11/2027
(g)
350 303
Secured Overnight Financing Rate + 0.91%
2.48%, 09/21/2036
(g)
900 650
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(g)
680 439
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(g)
235 183
Secured Overnight Financing Rate + 1.32%

Schedule of Investments
Core Plus Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.85%, 03/08/2037
(g)
$ 50 $ 40
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 350 324
4.20%, 08/26/2024 220 216
4.57%, 04/27/2033
(g)
175 157
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(g)
250 244
Secured Overnight Financing Rate + 1.75%
Barclays PLC
2.28%, 11/24/2027
(g)
200 167
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(g)
600 545
Secured Overnight Financing Rate + 2.71%
3.33%, 11/24/2042
(g)
350 221
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
7.75%, 09/15/2023
(g),(h),(i)
200 185
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(e),(g)
400 360
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(g)
495 464
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(g)
415 348
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(g)
380 378
Secured Overnight Financing Rate + 1.55%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 612
Credit Suisse Group AG
2.19%, 06/05/2026
(e),(g)
500 435
Secured Overnight Financing Rate + 2.04%
5.25%, 02/11/2027
(e),(g),(h),(i)
205 144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(e),(g)
315 312
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(g)
375 357
Secured Overnight Financing Rate + 2.16%
Goldman Sachs Group Inc/The
3.10%, 02/24/2033
(g)
360 286
Secured Overnight Financing Rate + 1.41%
3.63%, 02/20/2024 250 246
3.85%, 01/26/2027 160 149
HSBC Holdings PLC
2.80%, 05/24/2032
(g)
365 268
Secured Overnight Financing Rate + 1.19%
4.25%, 03/14/2024 435 426
JPMorgan Chase & Co
2.08%, 04/22/2026
(g)
335 305
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(g),(h)
205 179
Secured Overnight Financing Rate + 3.13%
4.91%, 07/25/2033
(g)
315 290
Secured Overnight Financing Rate + 2.08%
KeyBank NA/Cleveland OH
4.15%, 08/08/2025 500 485
Lloyds Banking Group PLC
3.87%, 07/09/2025
(g)
850 820
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
0.99%, 12/10/2026
(g)
$ 1,861 $ 1,605
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(g)
225 161
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 800 762
5.00%, 11/24/2025 230 227
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(g)
345 318
Secured Overnight Financing Rate + 0.79%
2.90%, 03/15/2032
(g)
250 186
Secured Overnight Financing Rate + 1.48%
Standard Chartered PLC
2.82%, 01/30/2026
(e),(g)
535 492
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(e),(g),(h),(i)
215 191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Toronto-Dominion Bank/The
4.69%, 09/15/2027
(f)
250 242
UBS Group AG
4.75%, 05/12/2028
(e),(g)
235 221
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(e),(g)
200 163
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 330 325
4.61%, 04/25/2053
(g)
320 260
Secured Overnight Financing Rate + 2.13%
4.90%, 07/25/2033
(g)
145 134
Secured Overnight Financing Rate + 2.10%
Westpac Banking Corp
4.11%, 07/24/2034
(g)
85 72
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 615 494
$ 16,719
Beverages - 0 .44%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 111
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 162
4.60%, 04/15/2048 280 232
5.45%, 01/23/2039 225 214
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(e)
70 61
PepsiCo Inc
4.20%, 07/18/2052 45 40
$ 820
Biotechnology - 0 .08%
CSL Finance PLC
4.75%, 04/27/2052
(e)
175 151
Building Materials - 0 .48%
Builders FirstSource Inc
4.25%, 02/01/2032
(e)
235 180
Cemex SAB de CV
3.88%, 07/11/2031
(e)
325 256
GCC SAB de CV
3.61%, 04/20/2032
(e)
200 162
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(e)
370 301
$ 899

Schedule of Investments
Core Plus Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .91%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(e)
$ 200 $ 162
Consolidated Energy Finance SA
5.63%, 10/15/2028
(e)
260 208
6.50%, 05/15/2026
(e)
150 139
Element Solutions Inc
3.88%, 09/01/2028
(e)
181 146
Olympus Water US Holding Corp
4.25%, 10/01/2028
(e)
275 211
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(e)
350 255
SABIC Capital II BV
4.00%, 10/10/2023
(e)
200 197
Sherwin-Williams Co/The
4.25%, 08/08/2025 150 146
Westlake Corp
2.88%, 08/15/2041 358 227
$ 1,691
Commercial Mortgage Backed Securities - 1 .95%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 208
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 122
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 853
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 322
GS Mortgage Securities Trust 2011-GC5
0.09%, 08/10/2044
(e),(j),(k)
1,405 —
GS Mortgage Securities Trust 2013-GC16
1.18%, 11/10/2046
(j),(k)
1,764 13
GS Mortgage Securities Trust 2014-GC26
1.09%, 11/10/2047
(j),(k)
3,496 56
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 355
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 272
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.31%, 12/15/2047
(j),(k)
620 —
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 438
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.53%, 11/15/2047
(k)
500 429
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.08%, 02/15/2047
(j),(k)
2,826 22
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.10%, 06/15/2047
(j),(k)
2,898 27
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.15%, 10/15/2030
(e),(j),(k)
3,366 —
SREIT Trust 2021-MFP
3.55%, 11/15/2038
(e)
350 334
1.00 x 1 Month USD LIBOR + 0.73%
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.54%, 12/10/2045
(e),(j),(k)
59 —
3.32%, 12/10/2045
(e)
158 158
WFRBS Commercial Mortgage Trust 2013-C12
1.22%, 03/15/2048
(e),(j),(k)
1,368 2
$ 3,611
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0 .71%
Ahern Rentals Inc
7.38%, 05/15/2023
(e)
$ 40 $ 27
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 102
PayPal Holdings Inc
3.25%, 06/01/2050 300 203
3.90%, 06/01/2027
(f)
300 288
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(e)
64 54
6.25%, 01/15/2028
(e)
107 91
United Rentals North America Inc
3.88%, 02/15/2031 80 65
4.88%, 01/15/2028 164 150
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(e)
195 180
ZipRecruiter Inc
5.00%, 01/15/2030
(e)
185 149
$ 1,309
Computers - 0 .48%
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(e)
350 217
6.10%, 07/15/2027 435 438
NCR Corp
5.13%, 04/15/2029
(e)
240 180
Seagate HDD Cayman
3.38%, 07/15/2031 90 63
$ 898
Consumer Products - 0 .02%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(e)
40 35
Diversified Financial Services - 2 .82%
AerCap Holdings NV
5.88%, 10/10/2079
(f),(g)
150 134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 395 333
3.00%, 10/29/2028 470 377
3.15%, 02/15/2024 1,000 960
4.50%, 09/15/2023 465 458
Air Lease Corp
1.88%, 08/15/2026 465 394
2.88%, 01/15/2026 290 259
Ally Financial Inc
5.80%, 05/01/2025 210 211
Aviation Capital Group LLC
1.95%, 09/20/2026
(e)
1,000 810
Avolon Holdings Funding Ltd
2.75%, 02/21/2028
(e)
475 373
Credit Acceptance Corp
5.13%, 12/31/2024
(e)
75 70
6.63%, 03/15/2026 196 182
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(e),(k),(l)
190 143
ILFC E-Capital Trust II
5.37%, 12/21/2065
(e),(k)
100 68
LPL Holdings Inc
4.00%, 03/15/2029
(e)
205 176
OneMain Finance Corp
4.00%, 09/15/2030 50 35
5.63%, 03/15/2023 45 45
6.63%, 01/15/2028 42 36
6.88%, 03/15/2025 189 178
$ 5,242

Schedule of Investments
Core Plus Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 3 .68%
Ameren Illinois Co
3.85%, 09/01/2032 $ 46 $ 41
Avangrid Inc
3.20%, 04/15/2025 490 463
Clearway Energy Operating LLC
4.75%, 03/15/2028
(e)
180 160
CMS Energy Corp
3.00%, 05/15/2026 75 69
4.70%, 03/31/2043 120 97
Colbun SA
3.15%, 01/19/2032
(e)
300 229
Commonwealth Edison Co
4.00%, 03/01/2049 225 179
DTE Electric Co
3.95%, 03/01/2049 60 48
DTE Energy Co
3.40%, 06/15/2029 262 229
4.22%, 11/01/2024
(k)
436 428
Duke Energy Carolinas LLC
3.55%, 03/15/2052 75 55
Edison International
4.70%, 08/15/2025 138 134
Enel Chile SA
4.88%, 06/12/2028 280 259
Entergy Corp
1.90%, 06/15/2028
(f)
424 348
Entergy Texas Inc
3.55%, 09/30/2049 280 197
FirstEnergy Corp
2.25%, 09/01/2030 358 275
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(e)
196 96
ITC Holdings Corp
4.95%, 09/22/2027
(e)
150 146
Korea Electric Power Corp
5.38%, 04/06/2026
(e),(m)
200 200
Monongahela Power Co
3.55%, 05/15/2027
(e)
215 198
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 300 267
NRG Energy Inc
3.88%, 02/15/2032
(e)
750 585
Ohio Edison Co
5.50%, 01/15/2033
(e)
52 51
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052
(e)
50 47
Oryx Funding Ltd
5.80%, 02/03/2031 200 178
Pacific Gas and Electric Co
1.70%, 11/15/2023 50 48
4.20%, 06/01/2041 185 127
PECO Energy Co
4.38%, 08/15/2052 70 59
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(e)
200 170
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 68
Public Service Co of Colorado
4.50%, 06/01/2052 43 37
Southern California Edison Co
4.20%, 03/01/2029 125 116
4.88%, 03/01/2049 150 125
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 400 381
Tucson Electric Power Co
4.85%, 12/01/2048 25 22
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Corp
7.00%, 12/15/2026
(e),(g),(h)
$ 75 $ 66
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(e)
185 154
WEC Energy Group Inc
5.00%, 09/27/2025 100 100
5.15%, 10/01/2027 134 133
Xcel Energy Inc
4.60%, 06/01/2032 269 249
$ 6,834
Electrical Components & Equipment - 0 .15%
WESCO Distribution Inc
7.13%, 06/15/2025
(e)
80 80
7.25%, 06/15/2028
(e)
203 199
$ 279
Electronics - 0 .16%
Imola Merger Corp
4.75%, 05/15/2029
(e)
135 114
Sensata Technologies BV
5.00%, 10/01/2025
(e)
100 95
Sensata Technologies Inc
3.75%, 02/15/2031
(e)
86 68
4.38%, 02/15/2030
(e)
31 26
$ 303
Engineering & Construction - 0 .27%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061
(e)
200 143
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(e)
265 196
IHS Holding Ltd
6.25%, 11/29/2028
(e)
200 152
$ 491
Entertainment - 0 .63%
Boyne USA Inc
4.75%, 05/15/2029
(e)
170 142
Caesars Entertainment Inc
6.25%, 07/01/2025
(e)
75 72
CCM Merger Inc
6.38%, 05/01/2026
(e)
85 78
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(e)
165 144
Cinemark USA Inc
5.25%, 07/15/2028
(e)
185 142
8.75%, 05/01/2025
(e)
55 56
Warnermedia Holdings Inc
3.76%, 03/15/2027
(e)
130 116
5.05%, 03/15/2042
(e)
160 120
5.14%, 03/15/2052
(e)
250 182
5.39%, 03/15/2062
(e)
160 116
$ 1,168
Environmental Control - 0 .23%
Madison IAQ LLC
4.13%, 06/30/2028
(e)
210 169
Waste Connections Inc
2.20%, 01/15/2032 175 135
4.20%, 01/15/2033 130 118
$ 422
Food - 1 .55%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(e)
100 89
Cencosud SA
4.38%, 07/17/2027
(e)
200 182

Schedule of Investments
Core Plus Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.63%, 01/15/2032
(e)
$ 200 $ 156
4.38%, 02/02/2052
(e)
526 353
6.50%, 12/01/2052
(e)
215 191
Kraft Heinz Foods Co
3.75%, 04/01/2030 57 50
4.88%, 10/01/2049 435 359
MARB BondCo PLC
3.95%, 01/29/2031 200 145
Nestle Holdings Inc
4.13%, 10/01/2027
(e)
250 243
Pilgrim's Pride Corp
3.50%, 03/01/2032
(e)
100 75
4.25%, 04/15/2031
(e)
875 698
Post Holdings Inc
4.50%, 09/15/2031
(e)
215 173
Sysco Corp
3.15%, 12/14/2051 20 13
3.30%, 07/15/2026 167 156
$ 2,883
Forest Products & Paper - 0 .03%
Suzano Austria GmbH
3.75%, 01/15/2031 75 59
Gas - 0 .19%
NiSource Inc
0.95%, 08/15/2025 400 355
Healthcare - Products - 0 .13%
Boston Scientific Corp
3.45%, 03/01/2024
(f)
127 124
4.55%, 03/01/2039 128 111
$ 235
Healthcare - Services - 1 .29%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(e)
90 80
Centene Corp
2.50%, 03/01/2031 150 113
2.63%, 08/01/2031 805 607
3.00%, 10/15/2030 116 92
3.38%, 02/15/2030 112 91
4.25%, 12/15/2027 165 151
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(e)
275 202
8.00%, 03/15/2026
(e)
50 43
HCA Inc
3.13%, 03/15/2027
(e)
350 310
3.50%, 07/15/2051 195 121
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(e)
65 61
Tenet Healthcare Corp
4.63%, 09/01/2024
(e)
75 73
6.13%, 06/15/2030
(e)
265 243
UnitedHealth Group Inc
4.75%, 05/15/2052 235 210
$ 2,397
Home Builders - 0 .25%
Beazer Homes USA Inc
6.75%, 03/15/2025 80 74
Forestar Group Inc
3.85%, 05/15/2026
(e)
35 29
5.00%, 03/01/2028
(e)
100 80
Lennar Corp
4.75%, 05/30/2025 100 98
M/I Homes Inc
3.95%, 02/15/2030 150 110
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Picasso Finance Sub Inc
6.13%, 06/15/2025
(e)
$ 72 $ 71
$ 462
Home Equity Asset Backed Securities - 0 .03%
Saxon Asset Securities Trust 2004-1
2.02%, 03/25/2035 97 54
1.00 x 1 Month USD LIBOR + 1.70%
Insurance - 1 .13%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(e)
180 141
7.00%, 11/15/2025
(e)
80 73
AIA Group Ltd
3.20%, 09/16/2040
(e)
320 239
American International Group Inc
3.90%, 04/01/2026 70 67
Arch Capital Finance LLC
4.01%, 12/15/2026 125 119
Arch Capital Group Ltd
3.64%, 06/30/2050 275 187
Arthur J Gallagher & Co
3.50%, 05/20/2051 275 187
Corebridge Financial Inc
4.40%, 04/05/2052
(e)
195 148
Enstar Group Ltd
3.10%, 09/01/2031 240 171
Markel Corp
3.35%, 09/17/2029 265 230
4.30%, 11/01/2047 95 73
MassMutual Global Funding II
4.15%, 08/26/2025
(e)
380 370
MetLife Inc
5.00%, 07/15/2052 110 100
$ 2,105
Internet - 0 .64%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 154
Amazon.com Inc
3.10%, 05/12/2051 220 154
Baidu Inc
4.38%, 05/14/2024 200 198
Meta Platforms Inc
3.50%, 08/15/2027
(e)
200 187
4.45%, 08/15/2052
(e)
125 102
Netflix Inc
4.38%, 11/15/2026 177 167
4.88%, 06/15/2030
(e),(f)
80 73
Prosus NV
4.19%, 01/19/2032
(e)
200 147
$ 1,182
Investment Companies - 0 .21%
Blackstone Private Credit Fund
4.70%, 03/24/2025
(f)
215 204
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(e)
180 141
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 55 51
$ 396
Iron & Steel - 0 .07%
Nucor Corp
3.85%, 04/01/2052 70 51
Vale Overseas Ltd
3.75%, 07/08/2030 100 81
$ 132
Leisure Products & Services - 0 .24%
Life Time Inc
5.75%, 01/15/2026
(e)
215 196

Schedule of Investments
Core Plus Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
NCL Corp Ltd
5.88%, 02/15/2027
(e)
$ 70 $ 58
NCL Finance Ltd
6.13%, 03/15/2028
(e)
115 85
Royal Caribbean Cruises Ltd
9.13%, 06/15/2023
(e)
105 107
$ 446
Lodging - 0 .45%
Marriott International Inc/MD
2.75%, 10/15/2033 425 309
3.60%, 04/15/2024 300 293
5.00%, 10/15/2027 250 241
$ 843
Machinery - Diversified - 0 .14%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(e)
124 116
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 140
$ 256
Media - 1 .57%
AMC Networks Inc
4.75%, 08/01/2025 243 217
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
245 194
4.75%, 03/01/2030
(e)
234 190
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 375 240
4.91%, 07/23/2025 620 605
CSC Holdings LLC
6.50%, 02/01/2029
(e)
208 183
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(e)
40 34
DISH DBS Corp
5.25%, 12/01/2026
(e)
45 37
5.88%, 11/15/2024 123 110
7.38%, 07/01/2028 167 112
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(e)
225 169
Paramount Global
4.38%, 03/15/2043 480 320
4.75%, 05/15/2025 46 45
Sirius XM Radio Inc
4.00%, 07/15/2028
(e)
250 213
UPC Holding BV
5.50%, 01/15/2028
(e)
300 252
$ 2,921
Mining - 0 .23%
Hudbay Minerals Inc
4.50%, 04/01/2026
(e)
120 100
6.13%, 04/01/2029
(e)
50 40
IAMGOLD Corp
5.75%, 10/15/2028
(e)
97 46
New Gold Inc
7.50%, 07/15/2027
(e)
75 59
Novelis Corp
3.25%, 11/15/2026
(e)
5 4
4.75%, 01/30/2030
(e)
174 143
Taseko Mines Ltd
7.00%, 02/15/2026
(e)
40 32
$ 424
Miscellaneous Manufacturers - 0 .24%
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 381 341
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Parker-Hannifin Corp
4.25%, 09/15/2027 $ 115 $ 110
$ 451
Mortgage Backed Securities - 1 .40%
Fannie Mae REMIC Trust 2005-W2
3.28%, 05/25/2035 6 6
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 20 19
3.00%, 04/25/2027
(j)
74 4
3.00%, 09/25/2050
(j)
1,000 157
3.02%, 02/25/2043
(j)
148 15
(1.00) x 1 Month USD LIBOR + 6.10%
3.02%, 09/25/2046
(j)
150 13
(1.00) x 1 Month USD LIBOR + 6.10%
3.50%, 11/25/2027
(j)
50 3
3.50%, 07/25/2028
(j)
99 5
3.50%, 03/25/2031
(j)
10 —
Freddie Mac REMICS
3.00%, 05/15/2027
(j)
51 2
3.00%, 10/15/2027
(j)
32 2
3.27%, 05/15/2049 1,028 1,016
1.00 x 1 Month USD LIBOR + 0.45%
Ginnie Mae
2.49%, 05/20/2042
(j)
558 46
(1.00) x 1 Month USD LIBOR + 5.50%
2.50%, 12/20/2050
(j)
1,083 170
3.00%, 07/20/2050
(j)
294 43
3.00%, 11/20/2050
(j)
574 88
3.00%, 11/20/2050
(j)
981 143
3.00%, 11/20/2050
(j)
1,223 209
3.09%, 11/20/2041
(j)
157 18
(1.00) x 1 Month USD LIBOR + 6.10%
3.09%, 06/20/2046
(j)
342 39
(1.00) x 1 Month USD LIBOR + 6.10%
3.13%, 12/20/2043
(j)
174 18
(1.00) x 1 Month USD LIBOR + 6.14%
3.19%, 08/20/2047
(j)
943 112
(1.00) x 1 Month USD LIBOR + 6.20%
3.29%, 09/20/2050
(j)
916 114
(1.00) x 1 Month USD LIBOR + 6.30%
3.29%, 08/20/2051
(j)
662 84
(1.00) x 1 Month USD LIBOR + 6.30%
3.50%, 10/20/2049
(j)
433 73
3.64%, 02/20/2042
(j)
101 13
(1.00) x 1 Month USD LIBOR + 6.65%
3.78%, 04/20/2041
(j)
606 77
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
3.58%, 06/25/2046
(e),(k)
69 63
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
3.58%, 02/25/2036 47 39
1.00 x 1 Month USD LIBOR + 0.50%
$ 2,591
Oil & Gas - 1 .35%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(e)
330 319
Antero Resources Corp
7.63%, 02/01/2029
(e)
220 220
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(e)
120 116
Comstock Resources Inc
5.88%, 01/15/2030
(e)
140 122

Schedule of Investments
Core Plus Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Continental Resources Inc/OK
3.80%, 06/01/2024 $ 310 $ 301
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(e)
85 81
Ecopetrol SA
6.88%, 04/29/2030 175 147
Leviathan Bond Ltd
5.75%, 06/30/2023
(e)
175 172
MEG Energy Corp
7.13%, 02/01/2027
(e)
145 147
Nabors Industries Inc
9.00%, 02/01/2025
(e)
55 55
Occidental Petroleum Corp
5.55%, 03/15/2026
(f)
80 80
5.88%, 09/01/2025 425 426
6.13%, 01/01/2031 55 54
6.63%, 09/01/2030 36 37
Petrobras Global Finance BV
5.50%, 06/10/2051
(f)
110 78
Petroleos Mexicanos
6.70%, 02/16/2032 217 152
$ 2,507
Oil & Gas Services - 0 .10%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(e)
220 193
Other Asset Backed Securities - 0 .61%
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(e)
189 188
DLLST 2022-1 LLC
2.79%, 01/22/2024
(e)
580 573
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 378 373
$ 1,134
Packaging & Containers - 0 .38%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(e)
200 174
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(e)
70 64
8.75%, 04/15/2030
(e)
50 41
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 60 56
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 244 244
Graphic Packaging International LLC
4.13%, 08/15/2024 75 72
LABL Inc
6.75%, 07/15/2026
(e)
60 54
$ 705
Pharmaceuticals - 0 .92%
AbbVie Inc
2.60%, 11/21/2024 65 62
4.05%, 11/21/2039 350 281
BellRing Brands Inc
7.00%, 03/15/2030
(e)
145 133
Bristol-Myers Squibb Co
4.13%, 06/15/2039 120 105
Cigna Corp
4.90%, 12/15/2048 35 30
CVS Health Corp
4.30%, 03/25/2028 31 29
4.88%, 07/20/2035 190 172
5.05%, 03/25/2048 85 75
Jazz Securities DAC
4.38%, 01/15/2029
(e)
95 82
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Viatris Inc
1.65%, 06/22/2025 $ 75 $ 67
Zoetis Inc
3.00%, 09/12/2027 310 279
4.45%, 08/20/2048 345 291
4.70%, 02/01/2043 120 105
$ 1,711
Pipelines - 2 .54%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(e)
170 150
5.75%, 03/01/2027
(e)
150 139
CNX Midstream Partners LP
4.75%, 04/15/2030
(e)
220 173
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(e)
239 216
Energy Transfer LP
3.75%, 05/15/2030 505 428
4.50%, 04/15/2024 390 384
5.15%, 03/15/2045 600 472
Enterprise Products Operating LLC
4.20%, 01/31/2050 180 137
EQM Midstream Partners LP
6.00%, 07/01/2025
(e)
27 25
7.50%, 06/01/2027
(e)
50 48
Hess Midstream Operations LP
4.25%, 02/15/2030
(e)
225 182
5.63%, 02/15/2026
(e)
110 104
Kinder Morgan Inc
1.75%, 11/15/2026 440 381
Kinetik Holdings LP
5.88%, 06/15/2030
(e)
205 188
NuStar Logistics LP
5.75%, 10/01/2025 50 46
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 168
5.75%, 05/15/2024 375 376
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031 645 555
Williams Cos Inc/The
4.55%, 06/24/2024 550 544
$ 4,716
REITs - 1 .25%
American Tower Corp
1.30%, 09/15/2025 185 164
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(e)
200 167
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(e)
140 112
3.75%, 09/15/2030
(e)
150 109
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 500 359
2.30%, 11/15/2028 495 397
Kimco Realty Corp
3.20%, 04/01/2032 140 114
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(e)
188 141
Mid-America Apartments LP
2.88%, 09/15/2051 229 143
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(e)
50 46
4.13%, 08/15/2030
(e)
555 464

Schedule of Investments
Core Plus Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
XHR LP
4.88%, 06/01/2029
(e)
$ 130 $ 107
$ 2,323
Retail - 0 .39%
Bath & Body Works Inc
5.25%, 02/01/2028 60 52
6.63%, 10/01/2030
(e)
109 95
9.38%, 07/01/2025
(e)
78 81
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(e)
175 145
IRB Holding Corp
7.00%, 06/15/2025
(e)
10 10
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(e)
165 147
Patrick Industries Inc
4.75%, 05/01/2029
(e)
100 75
7.50%, 10/15/2027
(e)
140 127
$ 732
Semiconductors - 0 .60%
Broadcom Inc
3.14%, 11/15/2035
(e)
34 24
3.42%, 04/15/2033
(e)
732 559
KLA Corp
3.30%, 03/01/2050 350 246
NVIDIA Corp
3.50%, 04/01/2050 150 110
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 60 56
3.15%, 05/01/2027 60 53
Skyworks Solutions Inc
1.80%, 06/01/2026 85 73
$ 1,121
Software - 1 .83%
Fidelity National Information Services Inc
4.50%, 07/15/2025 400 391
Fiserv Inc
3.20%, 07/01/2026 200 184
4.40%, 07/01/2049 190 147
Open Text Corp
3.88%, 02/15/2028
(e)
90 74
3.88%, 12/01/2029
(e)
345 266
Open Text Holdings Inc
4.13%, 02/15/2030
(e)
295 236
Oracle Corp
2.50%, 04/01/2025 255 238
2.80%, 04/01/2027 240 212
2.95%, 05/15/2025 100 94
3.95%, 03/25/2051 105 70
Salesforce Inc
3.70%, 04/11/2028 230 218
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 326
4.00%, 04/14/2032 145 126
VMware Inc
1.40%, 08/15/2026 535 457
1.80%, 08/15/2028 440 349
$ 3,388
Sovereign - 1 .16%
Brazilian Government International Bond
3.88%, 06/12/2030 205 169
Chile Government International Bond
2.55%, 07/27/2033 200 150
CoBank ACB
6.25%, 10/01/2026
(g),(h)
115 111
3 Month USD LIBOR + 4.66%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombia Government International Bond
3.13%, 04/15/2031 $ 200 $ 139
Dominican Republic International Bond
4.88%, 09/23/2032
(e)
200 150
Egypt Government International Bond
5.80%, 09/30/2027
(e)
225 157
Indonesia Government International Bond
2.85%, 02/14/2030 200 171
Mexico Government International Bond
4.75%, 03/08/2044 280 215
Philippine Government International Bond
3.75%, 01/14/2029 200 187
Qatar Government International Bond
4.63%, 06/02/2046 200 183
Saudi Government International Bond
4.50%, 10/26/2046 450 380
UAE International Government Bond
3.25%, 10/19/2061
(e)
200 141
$ 2,153
Telecommunications - 2 .10%
America Movil SAB de CV
5.38%, 04/04/2032
(e)
200 172
AT&T Inc
2.55%, 12/01/2033 199 147
3.50%, 09/15/2053 749 499
Axtel SAB de CV
6.38%, 11/14/2024 200 140
CT Trust
5.13%, 02/03/2032
(e)
200 151
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(e)
200 147
Maxar Technologies Inc
7.75%, 06/15/2027
(e)
155 146
Sprint Communications LLC
6.00%, 11/15/2022 70 70
Sprint Corp
7.63%, 03/01/2026 116 120
7.88%, 09/15/2023 70 71
T-Mobile USA Inc
2.40%, 03/15/2029 340 277
2.55%, 02/15/2031 210 166
3.50%, 04/15/2025 315 301
3.50%, 04/15/2031 560 471
Verizon Communications Inc
2.55%, 03/21/2031 610 487
2.88%, 11/20/2050 190 116
4.27%, 01/15/2036 325 277
Viavi Solutions Inc
3.75%, 10/01/2029
(e)
180 144
$ 3,902
Transportation - 0 .16%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 52
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(n)
121 —
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(e)
41 38
Union Pacific Corp
3.50%, 02/14/2053 280 203
$ 293
TOTAL BONDS $ 97,695

Schedule of Investments
Core Plus Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
- 0 .94%
Principal
Amount (000's) Value (000's)
Airlines - 0 .16%
AAdvantage Loyalty IP Ltd
7.46%, 04/20/2028
(o)
$ 180 $ 174
1 Month USD LIBOR + 4.75%
United Airlines Inc
6.53%, 04/14/2028
(o)
122 116
1 Month USD LIBOR + 3.75%
$ 290
Commercial Services - 0 .08%
Garda World Security Corp
7.24%, 10/30/2026
(o)
150 141
1 Month USD LIBOR + 4.25%
Computers - 0 .05%
Virtusa Corp
6.87%, 02/11/2028
(o)
95 88
1 Month USD LIBOR + 3.75%
Consumer Products - 0 .07%
Kronos Acquisition Holdings Inc
6.82%, 12/22/2026
(o)
137 127
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .09%
Russell Investments US Institutional Holdco Inc
6.62%, 05/30/2025
(o)
190 175
1 Month USD LIBOR + 3.50%
Entertainment - 0 .03%
Lions Gate Capital Holdings LLC
5.37%, 03/24/2025
(o)
48 46
3 Month USD LIBOR + 2.00%
Environmental Control - 0 .02%
Madison IAQ LLC
6.81%, 06/21/2028
(o)
50 46
1 Month USD LIBOR + 3.25%
Insurance - 0 .01%
Asurion LLC
7.14%, 08/19/2028
(o)
32 27
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Lodging - 0 .03%
Fertitta Entertainment LLC/NV
7.03%, 01/13/2029
(o)
61 56
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .15%
CSC Holdings LLC
5.32%, 04/15/2027
(o)
49 45
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
8.12%, 08/02/2027
(o)
240 224
1 Month USD LIBOR + 5.00%
$ 269
Oil & Gas - 0 .01%
Ascent Resources Utica Holdings LLC
11.46%, 11/01/2025
(o)
20 21
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .02%
Valcour Packaging LLC
5.22%, 09/30/2028
(o)
45 41
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0 .14%
Bausch Health Cos Inc
8.10%, 01/27/2027
(o)
237 181
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Jazz Financing Lux Sarl
6.19%, 05/05/2028
(o)
85 82
1 Month USD LIBOR + 3.50%
$ 263
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0 .08%
IRB Holding Corp
5.27%, 02/05/2025
(o)
$ 152 $ 147
1 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,737
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 53 .43%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .69%
2.13%, 02/01/2037 $ 2 $ 2
1.00 x 12 Month USD LIBOR + 1.63%
3.00%, 10/01/2042 26 23
3.00%, 11/01/2042 156 140
3.00%, 11/01/2042 28 25
3.00%, 03/01/2043 776 696
3.00%, 12/01/2046 56 50
3.50%, 10/01/2041 15 14
3.50%, 04/01/2042 51 47
3.50%, 04/01/2042 20 18
3.50%, 10/01/2045 398 366
3.50%, 03/01/2048 59 54
4.00%, 02/01/2045 7 6
4.00%, 02/01/2046 131 125
4.00%, 02/01/2046 34 32
4.00%, 06/01/2046 24 23
4.00%, 04/01/2047 126 119
4.00%, 11/01/2047 161 153
4.50%, 07/01/2024 2 2
4.50%, 10/01/2041 15 15
4.50%, 12/01/2043 382 375
4.50%, 03/01/2046 157 154
5.00%, 06/01/2031 38 38
5.00%, 10/01/2035 14 14
5.00%, 06/01/2041 524 529
6.00%, 06/01/2032 11 12
6.00%, 10/01/2032 6 6
6.00%, 01/01/2038 28 30
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 2 2
6.50%, 04/01/2035 5 5
7.00%, 12/01/2029 6 6
7.00%, 06/01/2030 3 3
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 24 24
7.50%, 03/01/2031 5 5
8.00%, 09/01/2030 26 26
$ 3,146
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 24 .94%
2.00%, 12/01/2035 463 408
2.00%, 10/01/2037
(p)
650 573
2.00%, 01/01/2051 1,156 949
2.00%, 02/01/2051 3,890 3,183
2.00%, 03/01/2051 1,272 1,039
2.00%, 03/01/2051 1,471 1,205
2.00%, 12/01/2051 1,897 1,541
2.00%, 12/01/2051 556 454
2.00%, 04/01/2052 2,282 1,857
2.00%, 05/01/2052 592 482
2.00%, 10/01/2052
(p)
1,400 1,133
2.50%, 06/01/2035 1,041 946
2.50%, 08/01/2035 1,231 1,120
2.50%, 10/01/2037
(p)
700 633
2.50%, 08/01/2050 1,567 1,326
2.50%, 07/01/2051 1,174 994
2.50%, 09/01/2051 768 650
2.50%, 09/01/2051 458 388

Schedule of Investments
Core Plus Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2052 $ 731 $ 624
2.50%, 02/01/2052 579 489
2.50%, 04/01/2052 581 490
2.50%, 10/01/2052
(p)
4,260 3,573
3.00%, 03/01/2034 121 112
3.00%, 10/01/2037
(p)
2,025 1,880
3.00%, 03/01/2042 37 33
3.00%, 03/01/2042 35 31
3.00%, 05/01/2042 21 18
3.00%, 06/01/2042 35 32
3.00%, 06/01/2042 16 15
3.00%, 05/01/2043 94 84
3.00%, 07/01/2050 511 452
3.00%, 11/01/2050 437 385
3.00%, 07/01/2051 2,149 1,882
3.00%, 04/01/2052 2,338 2,052
3.00%, 10/01/2052
(p)
425 370
3.50%, 04/01/2030 151 143
3.50%, 05/01/2034 650 617
3.50%, 08/01/2034 133 125
3.50%, 10/01/2037
(p)
150 142
3.50%, 12/01/2040 30 27
3.50%, 01/01/2041 15 14
3.50%, 12/01/2041 7 7
3.50%, 03/01/2042 15 14
3.50%, 04/01/2042 33 30
3.50%, 11/01/2042 492 454
3.50%, 07/01/2043 449 413
3.50%, 01/01/2044 136 125
3.50%, 11/01/2044 646 592
3.50%, 06/01/2045 46 42
3.50%, 05/01/2046 12 11
3.50%, 10/01/2047 785 720
3.50%, 11/01/2047 334 305
3.50%, 03/01/2048 475 434
3.50%, 06/01/2051 231 210
3.50%, 10/01/2052
(p)
1,400 1,260
4.00%, 03/01/2034 188 181
4.00%, 09/01/2040 36 35
4.00%, 05/01/2041 81 77
4.00%, 10/01/2041 11 10
4.00%, 10/01/2041 24 23
4.00%, 11/01/2041 17 16
4.00%, 04/01/2042 13 12
4.00%, 11/01/2043 49 47
4.00%, 02/01/2044 54 52
4.00%, 06/01/2044 111 105
4.00%, 09/01/2044 9 8
4.00%, 09/01/2045 48 45
4.00%, 12/01/2045 212 201
4.00%, 01/01/2047 19 18
4.00%, 11/01/2047 696 659
4.00%, 05/01/2048 32 30
4.00%, 10/01/2048 149 141
4.00%, 01/01/2049 70 66
4.00%, 10/01/2052
(p)
3,000 2,784
4.50%, 07/01/2025 8 8
4.50%, 08/01/2040 19 19
4.50%, 11/01/2040 411 403
4.50%, 08/01/2041 13 13
4.50%, 09/01/2041 132 130
4.50%, 05/01/2044 15 15
4.50%, 12/01/2044 23 23
4.50%, 06/01/2046 12 12
4.50%, 05/01/2047 9 9
4.50%, 05/01/2047 21 20
4.50%, 05/01/2049 88 85
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 10/01/2052
(p)
$ 1,925 $ 1,834
5.00%, 10/01/2041 72 72
5.00%, 06/01/2048 164 162
5.00%, 10/01/2052
(p)
1,300 1,266
5.50%, 07/01/2033 98 101
5.50%, 04/01/2035 10 10
5.50%, 08/01/2036 264 272
5.50%, 02/01/2037 2 2
5.50%, 05/01/2040 8 8
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 70 72
6.00%, 02/01/2037 21 22
6.00%, 02/01/2038 27 28
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 19 19
6.50%, 07/01/2037 4 5
6.50%, 02/01/2038 24 25
6.50%, 09/01/2038 70 75
$ 46,310
Government National Mortgage Association (GNMA) - 8 .57%
2.00%, 02/20/2051 1,594 1,338
2.00%, 07/20/2051 2,651 2,221
2.50%, 06/20/2050 775 672
2.50%, 05/20/2051 1,053 909
2.50%, 10/01/2052
(p)
2,100 1,804
3.00%, 02/15/2043 159 143
3.00%, 07/20/2044 191 172
3.00%, 01/20/2046 120 108
3.00%, 07/20/2046 181 163
3.00%, 12/20/2046 521 468
3.00%, 10/01/2052
(p)
1,975 1,745
3.50%, 04/20/2046 109 99
3.50%, 10/20/2046 125 115
3.50%, 07/20/2047 490 449
3.50%, 10/01/2052
(p)
2,400 2,183
4.00%, 02/15/2042 58 56
4.00%, 06/20/2046 15 14
4.00%, 01/20/2048 677 657
4.00%, 10/01/2052
(p)
600 560
4.50%, 09/15/2039 331 327
4.50%, 11/15/2040 52 51
4.50%, 06/20/2048 3 3
4.50%, 10/01/2052
(p)
1,050 1,005
5.00%, 02/15/2034 106 107
5.00%, 10/15/2034 38 37
5.00%, 10/20/2039 17 18
5.00%, 07/20/2040 10 10
5.00%, 02/15/2042 43 44
5.50%, 12/20/2033 53 56
5.50%, 05/20/2035 6 6
5.50%, 12/20/2048 116 118
6.00%, 01/20/2029 9 9
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 8 9
6.00%, 12/20/2036 31 34
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 190 196
7.00%, 03/15/2031 1 1
8.00%, 12/15/2030 3 3
$ 15,913
U.S. Treasury - 12 .28%
1.25%, 08/15/2031 3,650 2,950
1.38%, 11/15/2031 3,500 2,844
1.63%, 08/15/2029 1,100 948
1.75%, 08/15/2041 680 465
1.88%, 11/15/2051 375 248

Schedule of Investments
Core Plus Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 08/15/2051
(q)
$ 2,900 $ 1,981
2.25%, 11/15/2027 1,000 915
2.25%, 02/15/2052 2,325 1,689
2.88%, 05/15/2032 1,725 1,595
3.00%, 05/15/2045 1,140 952
3.00%, 11/15/2045
(r)
2,750 2,295
3.13%, 05/15/2048 3,210 2,776
3.75%, 11/15/2043 1,650 1,567
4.75%, 02/15/2037 1,435 1,590
$ 22,815
U.S. Treasury Bill - 5 .95%
2.33%, 10/27/2022
(s)
3,000 2,995
2.49%, 11/25/2022
(s)
8,090 8,056
$ 11,051
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 99,235
Total Investments $ 208,138
Other Assets and Liabilities -  (12.07)% (22,419)
TOTAL NET ASSETS - 100.00% $ 185,719
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,387 or
0.75% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $29,489 or 15.88% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,340 or 0.72% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $520 or 0.28% of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,749 or 0.94% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $268 or 0.14% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 38 .55%
Government 19 .39%
Financial 14 .51%
Consumer, Non-cyclical 5 .55%
Money Market Funds 5 .09%
Asset Backed Securities 4 .47%
Communications 4 .46%
Consumer, Cyclical 4 .01%
Energy 4 .01%
Industrial 3 .96%
Utilities 3 .87%
Technology 2 .96%
Basic Materials 1 .24%
Other Assets and Liabilities
( 12 .07 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 11,178 $ 83,454 $ 86,570 $ 8,062
$ 11,178 $ 83,454 $ 86,570 $ 8,062
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 49 $ — $ — $ —
$ 49 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2022 Short 4 $ 448 $ 22
US 2 Year Note; December 2022 Short 10 2,054 33
US 5 Year Note; December 2022 Long 95 10,213 (357)
US Long Bond; December 2022 Long 16 2,023 (129)
Total $ (431)
Amounts in thousands except contracts.

Schedule of Investments
Core Plus Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
September 30,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.37 N/A (1.00)% Quarterly 06/20/2027 $ 7,056 $ 466 $ 167 $ 633
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 10,712 (2) 247 245
Total $ 464 $ 414 $ 878
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .06%
International Equity Index Fund
(a)
6,060,631 $ 51,637
MidCap S&P 400 Index Fund
(a)
1,542,519 29,462
SmallCap S&P 600 Index Fund
(a)
1,237,815 29,522
$ 110,621
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .97%
Bond Market Index Account
(a)
41,193,236 369,915
LargeCap S&P 500 Index Account
(a)
14,982,313 254,250
$ 624,165
TOTAL INVESTMENT COMPANIES $ 734,786
Total Investments $ 734,786
Other Assets and Liabilities -  (0.03)% (195)
TOTAL NET ASSETS - 100.00% $ 734,591
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .36%
Domestic Equity Funds 42 .64%
International Equity Funds 7 .03%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 498,779 $ 41,619 $ 92,103 $ 369,915
International Equity Index Fund 71,164 7,748 8,379 51,637
LargeCap S&P 500 Index Account 353,415 71,856 57,190 254,250
MidCap S&P 400 Index Fund 41,040 3,981 7,458 29,462
SmallCap S&P 600 Index Fund 41,100 3,778 6,565 29,522
$ 1,005,498 $ 128,982 $ 171,695 $ 734,786
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 8,735 $ (1,351) $ 379 $ (77,029)
International Equity Index Fund — (116) — (18,780)
LargeCap S&P 500 Index Account 4,300 12,188 29,564 (126,019)
MidCap S&P 400 Index Fund — (70) — (8,031)
SmallCap S&P 600 Index Fund — (294) — (8,497)
$ 13,035 $ 10,357 $ 29,943 $ (238,356)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .05%
International Equity Index Fund
(a)
1,147,813 $ 9,779
MidCap S&P 400 Index Fund
(a)
292,137 5,580
SmallCap S&P 600 Index Fund
(a)
234,428 5,591
$ 20,950
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .98%
Bond Market Index Account
(a)
7,801,446 70,057
LargeCap S&P 500 Managed Volatility Index
Account
(a)
3,721,061 48,262
$ 118,319
TOTAL INVESTMENT COMPANIES $ 139,269
Total Investments $ 139,269
Other Assets and Liabilities -  (0.03)% (42)
TOTAL NET ASSETS - 100.00% $ 139,227
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .32%
Domestic Equity Funds 42 .69%
International Equity Funds 7 .02%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 91,392 $ 9,394 $ 16,083 $ 70,057
International Equity Index Fund 13,037 1,726 1,449 9,779
LargeCap S&P 500 Managed Volatility Index Account 64,646 13,308 10,020 48,262
MidCap S&P 400 Index Fund 7,518 952 1,384 5,580
SmallCap S&P 600 Index Fund 7,529 919 1,222 5,591
$ 184,122 $ 26,299 $ 30,158 $ 139,269
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 1,647 $ (363) $ 71 $ (14,283)
International Equity Index Fund — (5) — (3,530)
LargeCap S&P 500 Managed Volatility Index Account 555 358 5,279 (20,030)
MidCap S&P 400 Index Fund — 12 — (1,518)
SmallCap S&P 600 Index Fund — (8) — (1,627)
$ 2,202 $ (6) $ 5,350 $ (40,988)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .07 % Shares Held Value (000's)
Exchange-Traded Funds - 4 .23%
iShares Core S&P 500 ETF 23,024 $ 8,257
Money Market Funds - 15 .97%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
31,157,047 31,157
Principal Funds, Inc. Class R-6 - 14 .99%
International Equity Index Fund
(a)
1,601,886 13,648
MidCap S&P 400 Index Fund
(a)
407,686 7,787
SmallCap S&P 600 Index Fund
(a)
327,143 7,802
$ 29,237
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .88%
Bond Market Index Account
(a)
10,887,596 97,771
LargeCap S&P 500 Index Account
(a)
1,696,936 28,797
$ 126,568
TOTAL INVESTMENT COMPANIES $ 195,219
Total Investments $ 195,219
Other Assets and Liabilities -  (0.07)% (140)
TOTAL NET ASSETS - 100.00% $ 195,079
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .12%
Domestic Equity Funds 22 .75%
Money Market Funds 15 .97%
International Equity Funds 7 .00%
Investment Companies 4 .23%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 114,043 $ 15,809 $ 12,956 $ 97,771
International Equity Index Fund 16,269 3,064 1,055 13,648
LargeCap S&P 500 Index Account 34,629 12,116 5,879 28,797
MidCap S&P 400 Index Fund 9,382 1,923 1,556 7,787
Principal Government Money Market Fund - Institutional Class 2.80% 13,645 139,881 122,369 31,157
SmallCap S&P 600 Index Fund 9,395 1,928 1,387 7,802
$ 197,363 $ 174,721 $ 145,202 $ 186,962
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 2,248 $ (134) $ 98 $ (18,991)
International Equity Index Fund — — — (4,630)
LargeCap S&P 500 Index Account 474 24 3,261 (12,093)
MidCap S&P 400 Index Fund — 12 — (1,974)
Principal Government Money Market Fund - Institutional Class 2.80% 176 — — —
SmallCap S&P 600 Index Fund — 6 — (2,140)
$ 2,898 $ (92) $ 3,359 $ (39,828)
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .12%
International Equity Index Fund
(a)
34,452,006 $ 293,531
MidCap S&P 400 Index Fund
(a)
7,672,530 146,545
SmallCap S&P 600 Index Fund
(a)
6,157,038 146,846
$ 586,922
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .91%
Bond Market Index Account
(a)
114,745,699 1,030,416
LargeCap S&P 500 Index Account
(a)
76,655,718 1,300,848
$ 2,331,264
TOTAL INVESTMENT COMPANIES $ 2,918,186
Total Investments $ 2,918,186
Other Assets and Liabilities -  (0.03)% (792)
TOTAL NET ASSETS - 100.00% $ 2,917,394
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54 .65%
Fixed Income Funds 35 .32%
International Equity Funds 10 .06%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 1,377,128 $ 138,089 $ 265,671 $ 1,030,416
International Equity Index Fund 401,011 44,444 43,947 293,531
LargeCap S&P 500 Index Account 1,792,336 316,692 220,538 1,300,848
MidCap S&P 400 Index Fund 202,357 14,313 29,487 146,545
SmallCap S&P 600 Index Fund 202,651 13,764 25,477 146,846
$ 3,975,483 $ 527,302 $ 585,120 $ 2,918,186
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 24,677 $ (5,352) $ 1,070 $ (213,778)
International Equity Index Fund — 251 — (108,228)
LargeCap S&P 500 Index Account 22,313 24,674 153,395 (612,316)
MidCap S&P 400 Index Fund — (482) — (40,156)
SmallCap S&P 600 Index Fund — (525) — (43,567)
$ 46,990 $ 18,566 $ 154,465 $ (1,018,045)
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .10%
International Equity Index Fund
(a)
3,366,641 $ 28,684
MidCap S&P 400 Index Fund
(a)
749,765 14,320
SmallCap S&P 600 Index Fund
(a)
601,667 14,350
$ 57,354
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .93%
Bond Market Index Account
(a)
11,212,653 100,690
LargeCap S&P 500 Managed Volatility Index
Account
(a)
9,823,313 127,408
$ 228,098
TOTAL INVESTMENT COMPANIES $ 285,452
Total Investments $ 285,452
Other Assets and Liabilities -  (0.03)% (82)
TOTAL NET ASSETS - 100.00% $ 285,370
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54 .70%
Fixed Income Funds 35 .28%
International Equity Funds 10 .05%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 134,856 $ 13,807 $ 26,636 $ 100,690
International Equity Index Fund 39,269 4,632 4,693 28,684
LargeCap S&P 500 Managed Volatility Index Account 175,242 28,430 23,306 127,408
MidCap S&P 400 Index Fund 19,816 1,705 3,240 14,320
SmallCap S&P 600 Index Fund 19,845 1,628 2,827 14,350
$ 389,028 $ 50,202 $ 60,702 $ 285,452
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 2,403 $ (714) $ 104 $ (20,623)
International Equity Index Fund — (13) — (10,511)
LargeCap S&P 500 Managed Volatility Index Account 1,487 1,102 14,146 (54,060)
MidCap S&P 400 Index Fund — 46 — (4,007)
SmallCap S&P 600 Index Fund — — — (4,296)
$ 3,890 $ 421 $ 14,250 $ (93,497)
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 20 .33%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
225,905,854 $ 225,906
Principal Funds, Inc. Class R-6 - 19 .99%
International Equity Index Fund
(a)
13,038,902 111,091
MidCap S&P 400 Index Fund
(a)
2,903,629 55,459
SmallCap S&P 600 Index Fund
(a)
2,329,998 55,571
$ 222,121
Principal Variable Contracts Funds, Inc.  Class 1 - 59 .72%
Bond Market Index Account
(a)
43,425,170 389,958
LargeCap S&P 500 Index Account
(a)
16,114,942 273,471
$ 663,429
TOTAL INVESTMENT COMPANIES $ 1,111,456
Total Investments $ 1,111,456
Other Assets and Liabilities -  (0.04)% (472)
TOTAL NET ASSETS - 100.00% $ 1,110,984
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 35 .10%
Domestic Equity Funds 34 .61%
Money Market Funds 20 .33%
International Equity Funds 10 .00%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 442,708 $ 69,157 $ 46,542 $ 389,958
International Equity Index Fund 128,898 24,302 4,830 111,091
LargeCap S&P 500 Index Account 320,078 111,540 44,130 273,471
MidCap S&P 400 Index Fund 65,042 12,366 8,099 55,459
Principal Government Money Market Fund - Institutional Class 2.80% 98,839 898,680 771,613 225,906
SmallCap S&P 600 Index Fund 65,132 12,663 7,157 55,571
$ 1,120,697 $ 1,128,708 $ 882,371 $ 1,111,456
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 9,007 $ (458) $ 391 $ (74,907)
International Equity Index Fund — 4 — (37,283)
LargeCap S&P 500 Index Account 4,526 212 31,115 (114,229)
MidCap S&P 400 Index Fund — 34 — (13,884)
Principal Government Money Market Fund - Institutional Class 2.80% 1,108 — — —
SmallCap S&P 600 Index Fund — 16 — (15,083)
$ 14,641 $ (192) $ 31,506 $ (255,386)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2022 Short 24 $ 4,322 $ 434
Total $ 434
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .02%
International Equity Index Fund
(a)
1,150,314 $ 9,801
MidCap S&P 400 Index Fund
(a)
384,266 7,339
SmallCap S&P 600 Index Fund
(a)
308,352 7,354
$ 24,494
Principal Variable Contracts Funds, Inc.  Class 1 - 90 .01%
Bond Market Index Account
(a)
17,786,427 159,722
LargeCap S&P 500 Index Account
(a)
3,554,649 60,323
$ 220,045
TOTAL INVESTMENT COMPANIES $ 244,539
Total Investments $ 244,539
Other Assets and Liabilities -  (0.03)% (70)
TOTAL NET ASSETS - 100.00% $ 244,469
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 65 .33%
Domestic Equity Funds 30 .69%
International Equity Funds 4 .01%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 211,280 $ 23,306 $ 41,545 $ 159,722
International Equity Index Fund 13,249 2,005 1,928 9,801
LargeCap S&P 500 Index Account 82,251 22,610 18,141 60,323
MidCap S&P 400 Index Fund 10,028 1,660 2,388 7,339
SmallCap S&P 600 Index Fund 10,043 1,630 2,185 7,354
$ 326,851 $ 51,211 $ 66,187 $ 244,539
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 3,721 $ (475) $ 161 $ (32,844)
International Equity Index Fund — (3) — (3,522)
LargeCap S&P 500 Index Account 1,007 1,945 6,921 (28,342)
MidCap S&P 400 Index Fund — 17 — (1,978)
SmallCap S&P 600 Index Fund — (18) — (2,116)
$ 4,728 $ 1,466 $ 7,082 $ (68,802)
Amounts in thousands.

Schedule of Investments
Diversified International Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .82 % Shares Held Value (000's)
Money Market Funds - 4 .82%
BlackRock Liquidity FedFund - Institutional
Class 2.77%
(a),(b)
4,273,651 $ 4,274
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(c)
5,979,495 5,979
$ 10,253
TOTAL INVESTMENT COMPANIES $ 10,253
COMMON STOCKS - 97 .08 % Shares Held Value (000's)
Aerospace & Defense - 0 .46%
BAE Systems PLC 110,979 $ 975
Apparel - 1 .99%
Gildan Activewear Inc 54,300 1,535
LVMH Moet Hennessy Louis Vuitton SE 4,565 2,692
$ 4,227
Automobile Manufacturers - 2 .64%
Bayerische Motoren Werke AG 16,658 1,129
Ferrari NV 3,607 668
Kia Corp 21,829 1,087
Toyota Motor Corp 209,400 2,737
$ 5,621
Banks - 13 .12%
Bank Leumi Le-Israel BM 140,462 1,200
Bank Negara Indonesia Persero Tbk PT 2,335,100 1,366
Bank of Ireland Group PLC 191,128 1,226
Bank Rakyat Indonesia Persero Tbk PT 8,369,208 2,449
Bankinter SA 113,257 636
Barclays PLC 622,577 991
DBS Group Holdings Ltd 122,100 2,825
DNB Bank ASA 73,052 1,159
Grupo Financiero Banorte SAB de CV 174,759 1,119
HDFC Bank Ltd ADR 14,130 826
ICICI Bank Ltd ADR 148,865 3,122
Kasikornbank PCL 192,300 741
Kotak Mahindra Bank Ltd 69,799 1,549
Lloyds Banking Group PLC 3,505,134 1,584
Nordea Bank Abp 191,304 1,637
PT Bank Central Asia Tbk 1,835,800 1,025
Resona Holdings Inc 199,600 730
Toronto-Dominion Bank/The 42,100 2,582
United Overseas Bank Ltd 62,800 1,137
$ 27,904
Beverages - 1 .72%
Diageo PLC 40,849 1,720
Kweichow Moutai Co Ltd 4,799 1,254
Remy Cointreau SA 4,178 693
$ 3,667
Biotechnology - 1 .35%
CSL Ltd 10,613 1,930
Genmab A/S
(d)
2,935 944
$ 2,874
Building Materials - 1 .73%
Beijing New Building Materials PLC 136,397 458
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
209,900 774
China Lesso Group Holdings Ltd 725,000 671
Cie de Saint-Gobain 19,122 684
CRH PLC 33,661 1,082
$ 3,669
Chemicals - 2 .27%
Air Liquide SA 9,058 1,035
K+S AG 33,316 631
Nutrien Ltd 26,000 2,168
Shin-Etsu Chemical Co Ltd 10,100 1,000
$ 4,834
Commercial Services - 1 .25%
Localiza Rent a Car SA 122,700 1,385
Localiza Rent a Car SA - Rights
(d)
376 1
TechnoPro Holdings Inc 35,900 765
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
TOPPAN INC 33,400 $ 498
$ 2,649
Computers - 3 .63%
Capgemini SE 14,727 2,358
Infosys Ltd 94,831 1,626
Logitech International SA 18,766 858
Nomura Research Institute Ltd 41,200 1,006
Teleperformance 4,182 1,061
WNS Holdings Ltd ADR
(d)
9,892 809
$ 7,718
Consumer Products - 0 .75%
Reckitt Benckiser Group PLC 24,173 1,602
Cosmetics & Personal Care - 2 .77%
L'Oreal SA 9,016 2,883
Unilever PLC 68,562 3,012
$ 5,895
Distribution & Wholesale - 1 .35%
ITOCHU Corp
(e)
71,300 1,721
RS GROUP PLC 45,792 489
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
261,334 666
$ 2,876
Diversified Financial Services - 3 .06%
Bajaj Finance Ltd 12,208 1,091
Banco BTG Pactual SA 188,600 871
Deutsche Boerse AG 6,180 1,013
Euronext NV
(f)
7,604 481
Housing Development Finance Corp Ltd 41,354 1,154
KB Financial Group Inc 26,103 788
London Stock Exchange Group PLC 13,215 1,116
$ 6,514
Electric - 1 .47%
Iberdrola SA 217,229 2,026
SSE PLC 64,511 1,089
$ 3,115
Electronics - 1 .62%
Hoya Corp 19,796 1,907
Kyocera Corp 15,200 766
Shimadzu Corp 29,000 761
$ 3,434
Energy - Alternate Sources - 0 .11%
Sao Martinho SA 49,400 233
Engineering & Construction - 0 .93%
Anhui Honglu Steel Construction Group Co Ltd 120,898 560
Vinci SA 17,521 1,417
$ 1,977
Food - 4 .66%
Ajinomoto Co Inc 35,800 978
Danone SA 25,207 1,192
Dino Polska SA
(d),(f)
6,849 415
Nestle SA 37,570 4,064
Seven & i Holdings Co Ltd 68,000 2,732
Want Want China Holdings Ltd 818,000 534
$ 9,915
Food Service - 0 .47%
Compass Group PLC 50,024 996
Healthcare - Products - 0 .82%
Alcon Inc 20,785 1,207
Sartorius Stedim Biotech 1,759 540
$ 1,747
Healthcare - Services - 1 .35%
ICON PLC
(d)
7,622 1,401
Lonza Group AG 3,028 1,474
$ 2,875

Schedule of Investments
Diversified International Account
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .63%
Persimmon PLC 47,112 $ 645
Taylor Wimpey PLC 720,076 701
$ 1,346
Home Furnishings - 0 .78%
Haier Smart Home Co Ltd 372,600 1,134
Howden Joinery Group PLC 94,349 527
$ 1,661
Insurance - 4 .43%
AIA Group Ltd 196,800 1,639
ASR Nederland NV 14,556 560
AXA SA 68,860 1,503
Fairfax Financial Holdings Ltd 2,900 1,325
Legal & General Group PLC 428,558 1,023
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5,153 1,240
Sampo Oyj 30,292 1,293
Tryg A/S 40,075 827
$ 9,410
Leisure Products & Services - 0 .88%
Shimano Inc 8,400 1,314
Yamaha Motor Co Ltd 29,500 553
$ 1,867
Machinery - Construction & Mining - 1 .23%
Mitsubishi Heavy Industries Ltd 48,700 1,620
Weir Group PLC/The 64,042 991
$ 2,611
Machinery - Diversified - 2 .49%
Atlas Copco AB - A Shares 98,725 918
Ebara Corp 41,600 1,355
Keyence Corp 5,100 1,686
NARI Technology Co Ltd 202,078 700
THK Co Ltd 36,600 632
$ 5,291
Metal Fabrication & Hardware - 0 .44%
APL Apollo Tubes Ltd 74,699 945
Mining - 3 .20%
Anglo American PLC 45,749 1,374
BHP Group Ltd 77,999 1,939
Franco-Nevada Corp 17,087 2,041
Rio Tinto Ltd 23,790 1,439
$ 6,793
Oil & Gas - 5 .89%
BP PLC 391,611 1,871
Equinor ASA 70,095 2,312
Petroleo Brasileiro SA ADR 87,123 1,075
Reliance Industries Ltd 57,640 1,673
Shell PLC 112,686 2,795
Suncor Energy Inc 50,600 1,425
Tourmaline Oil Corp 26,200 1,362
$ 12,513
Oil & Gas Services - 0 .53%
Schlumberger NV 31,209 1,120
Pharmaceuticals - 6 .52%
AstraZeneca PLC 37,016 4,069
Euroapi SA
(d)
756 13
Novo Nordisk A/S 44,075 4,391
Roche Holding AG 9,848 3,206
Sanofi 28,661 2,182
$ 13,861
Pipelines - 0 .23%
Gaztransport Et Technigaz SA 4,470 493
Private Equity - 2 .78%
3i Group PLC 216,470 2,599
Brookfield Asset Management Inc 81,069 3,317
$ 5,916
Real Estate - 0 .54%
Mitsubishi Estate Co Ltd 86,700 1,142
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0 .59%
CapitaLand Integrated Commercial Trust 533,200 $ 709
Segro PLC 64,177 536
$ 1,245
Retail - 3 .95%
Alimentation Couche-Tard Inc 59,746 2,405
Arezzo Industria e Comercio SA 10,000 183
Bosideng International Holdings Ltd 1,558,000 768
Dollarama Inc 17,900 1,028
JD Sports Fashion PLC 931,148 1,026
Wal-Mart de Mexico SAB de CV 850,522 2,987
$ 8,397
Semiconductors - 6 .60%
ASM International NV 3,112 697
ASML Holding NV 8,680 3,596
Renesas Electronics Corp
(d)
170,700 1,431
Samsung Electronics Co Ltd 92,281 3,389
SK Hynix Inc 13,101 749
Taiwan Semiconductor Manufacturing Co Ltd 315,140 4,177
$ 14,039
Software - 0 .69%
Dassault Systemes SE 28,851 996
Nexon Co Ltd 27,200 481
$ 1,477
Telecommunications - 1 .57%
Nice Ltd ADR
(d)
5,070 954
Nippon Telegraph & Telephone Corp
(e)
88,200 2,379
$ 3,333
Toys, Games & Hobbies - 1 .20%
Nintendo Co Ltd 63,000 2,541
Transportation - 2 .39%
Canadian National Railway Co 24,028 2,595
Canadian Pacific Railway Ltd 37,200 2,483
$ 5,078
TOTAL COMMON STOCKS $ 206,396
Total Investments $ 216,649
Other Assets and Liabilities -  (1.90)% (4,037)
TOTAL NET ASSETS - 100.00% $ 212,612
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,274 or
2.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,059 or 1.91% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $896 or 0.42% of net assets.

Schedule of Investments
Diversified International Account
September 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United Kingdom 14 .91%
Japan 14 .46%
Canada 11 .40%
France 9 .29%
India 6 .02%
United States 5 .35%
Switzerland 5 .08%
Denmark 2 .89%
China 2 .86%
Korea, Republic Of 2 .82%
Netherlands 2 .52%
Australia 2 .50%
Indonesia 2 .27%
Singapore 2 .20%
Brazil 2 .08%
Taiwan 1 .97%
Mexico 1 .94%
Germany 1 .88%
Ireland 1 .75%
Norway 1 .64%
Finland 1 .38%
Spain 1 .26%
Hong Kong 1 .13%
Israel 1 .01%
Sweden 0 .43%
Thailand 0 .35%
Italy 0 .31%
Poland 0 .20%
Other Assets and Liabilities
( 1 .90 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 115 $ 81,362 $ 75,498 $ 5,979
$ 115 $ 81,362 $ 75,498 $ 5,979
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 39 $ — $ — $ —
$ 39 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .00 % Shares Held Value (000's)
Money Market Funds - 2 .00%
BlackRock Liquidity FedFund - Institutional
Class 2.77%
(a),(b)
78 $ 1
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(c)
12,330,464 12,330
$ 12,331
TOTAL INVESTMENT COMPANIES $ 12,331
COMMON STOCKS - 96 .70 % Shares Held Value (000's)
Apparel - 1 .30%
NIKE Inc 96,180 $ 7,994
Automobile Manufacturers - 2 .51%
PACCAR Inc 184,662 15,454
Automobile Parts & Equipment - 2 .13%
Magna International Inc 276,997 13,135
Banks - 10 .29%
Bank of America Corp 287,181 8,673
First Republic Bank/CA 87,228 11,388
JPMorgan Chase & Co 138,117 14,433
Morgan Stanley 206,647 16,327
PNC Financial Services Group Inc/The 84,566 12,636
$ 63,457
Beverages - 1 .53%
Coca-Cola Co/The 168,134 9,419
Biotechnology - 1 .88%
Corteva Inc 203,117 11,608
Chemicals - 2 .38%
Air Products and Chemicals Inc 39,181 9,118
PPG Industries Inc 50,490 5,589
$ 14,707
Computers - 1 .62%
Apple Inc 72,288 9,990
Diversified Financial Services - 3 .66%
BlackRock Inc 26,014 14,315
Discover Financial Services 90,687 8,245
$ 22,560
Electric - 5 .76%
Eversource Energy 93,528 7,291
NextEra Energy Inc 127,712 10,014
Sempra Energy 24,660 3,698
WEC Energy Group Inc 81,347 7,275
Xcel Energy Inc 112,908 7,226
$ 35,504
Food - 3 .18%
Hormel Foods Corp 310,640 14,115
Tyson Foods Inc 82,978 5,471
$ 19,586
Healthcare - Products - 4 .86%
Abbott Laboratories 129,766 12,556
Medtronic PLC 143,189 11,563
STERIS PLC 35,094 5,835
$ 29,954
Healthcare - Services - 1 .07%
UnitedHealth Group Inc 13,102 6,617
Home Builders - 1 .15%
DR Horton Inc 105,628 7,114
Insurance - 3 .56%
Chubb Ltd 66,572 12,108
Fidelity National Financial Inc 271,590 9,832
$ 21,940
Machinery - Construction & Mining - 0 .58%
Caterpillar Inc 21,921 3,597
Machinery - Diversified - 2 .27%
Deere & Co 41,889 13,986
Media - 3 .04%
Cable One Inc 6,063 5,172
Comcast Corp - Class A 462,880 13,576
$ 18,748
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 3 .65%
Parker-Hannifin Corp 56,718 $ 13,743
Trane Technologies PLC 60,352 8,740
$ 22,483
Oil & Gas - 5 .24%
Chevron Corp 58,584 8,417
EOG Resources Inc 101,597 11,351
Marathon Petroleum Corp 126,155 12,531
$ 32,299
Pharmaceuticals - 10 .18%
Becton Dickinson and Co 59,004 13,148
Eli Lilly & Co 1,967 636
Merck & Co Inc 164,116 14,134
Novartis AG ADR 158,065 12,014
Pfizer Inc 201,962 8,838
Roche Holding AG ADR 345,189 14,022
$ 62,792
Pipelines - 1 .96%
Enterprise Products Partners LP 509,427 12,114
Private Equity - 1 .79%
KKR & Co Inc 256,201 11,017
REITs - 4 .13%
Alexandria Real Estate Equities Inc 76,656 10,746
Digital Realty Trust Inc 83,542 8,286
Realty Income Corp 110,341 6,422
$ 25,454
Retail - 3 .37%
Costco Wholesale Corp 23,591 11,141
Starbucks Corp 65,825 5,547
Target Corp 27,750 4,118
$ 20,806
Semiconductors - 3 .30%
Microchip Technology Inc 189,815 11,584
Taiwan Semiconductor Manufacturing Co Ltd
ADR
127,737 8,758
$ 20,342
Software - 3 .63%
Fidelity National Information Services Inc 81,750 6,178
Microsoft Corp 35,125 8,180
SAP SE ADR 99,011 8,045
$ 22,403
Telecommunications - 4 .85%
BCE Inc 356,094 14,935
Verizon Communications Inc 394,602 14,983
$ 29,918
Transportation - 1 .83%
Expeditors International of Washington Inc 68,830 6,079
Union Pacific Corp 26,652 5,192
$ 11,271
TOTAL COMMON STOCKS $ 596,269
Total Investments $ 608,600
Other Assets and Liabilities -  1.30% 8,040
TOTAL NET ASSETS - 100.00% $ 616,640
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Equity Income Account
September 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .43%
Consumer, Non-cyclical 22 .70%
Consumer, Cyclical 10 .46%
Technology 8 .55%
Industrial 8 .33%
Communications 7 .89%
Energy 7 .20%
Utilities 5 .76%
Basic Materials 2 .38%
Money Market Funds 2 .00%
Other Assets and Liabilities
1 .30%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 11,037 $ 148,827 $ 147,534 $ 12,330
$ 11,037 $ 148,827 $ 147,534 $ 12,330
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 82 $ — $ — $ —
$ 82 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .70 % Shares Held Value (000's)
Money Market Funds - 6 .70%
BlackRock Liquidity FedFund - Institutional
Class 2.77%
(a),(b)
594,969 $ 595
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(c)
3,592,666 3,593
$ 4,188
TOTAL INVESTMENT COMPANIES $ 4,188
COMMON STOCKS - 94 .30 % Shares Held Value (000's)
Agriculture - 0 .86%
Muyuan Foods Co Ltd 35,000 $ 267
SLC Agricola SA 33,880 271
$ 538
Apparel - 0 .74%
Fila Holdings Corp 9,192 199
Youngone Corp 8,526 263
$ 462
Automobile Manufacturers - 3 .37%
Ashok Leyland Ltd 203,109 378
Geely Automobile Holdings Ltd 131,000 179
Hyundai Motor Co 4,756 581
Kia Corp 13,203 657
Yadea Group Holdings Ltd
(d)
196,000 313
$ 2,108
Automobile Parts & Equipment - 0 .68%
Fuyao Glass Industry Group Co Ltd
(d)
54,400 218
Weichai Power Co Ltd 221,000 210
$ 428
Banks - 10 .41%
Bank of Jiangsu Co Ltd 203,190 211
Bank Rakyat Indonesia Persero Tbk PT 2,807,276 822
China Merchants Bank Co Ltd 100,500 465
Grupo Financiero Banorte SAB de CV 98,000 628
HDFC Bank Ltd 30,088 521
Hong Leong Bank Bhd 47,200 208
ICICI Bank Ltd 111,050 1,166
Kasikornbank PCL 90,900 351
Kotak Mahindra Bank Ltd 14,474 321
PT Bank Central Asia Tbk 1,314,300 734
Saudi National Bank/The 57,609 961
Vietnam Technological & Commercial Joint Stock
Bank
(e)
91,400 123
$ 6,511
Beverages - 3 .00%
Arca Continental SAB de CV 60,000 432
China Resources Beer Holdings Co Ltd 64,000 444
Kweichow Moutai Co Ltd 1,600 418
Tsingtao Brewery Co Ltd 62,000 585
$ 1,879
Building Materials - 1 .59%
Amber Enterprises India Ltd
(e)
4,990 144
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
58,471 216
China Lesso Group Holdings Ltd 168,000 156
China National Building Material Co Ltd 258,000 196
Voltas Ltd 16,168 179
Xinyi Glass Holdings Ltd 70,000 101
$ 992
Chemicals - 1 .27%
Ganfeng Lithium Group Co Ltd
(d)
33,040 218
Navin Fluorine International Ltd 3,005 165
Petronas Chemicals Group Bhd 119,900 216
Supreme Industries Ltd 7,611 198
$ 797
Coal - 0 .47%
Exxaro Resources Ltd
(f)
26,478 294
Commercial Services - 1 .36%
Bidvest Group Ltd/The 18,819 204
GPS Participacoes e Empreendimentos SA
(d)
64,788 161
Localiza Rent a Car SA 25,500 288
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Localiza Rent a Car SA - Rights
(e)
78 $ —
MegaStudyEdu Co Ltd 3,927 195
$ 848
Computers - 2 .46%
CI&T Inc
(e),(f)
11,295 106
Globant SA
(e)
1,321 247
Infosys Ltd 45,558 781
TDCX Inc ADR
(e)
17,790 167
WNS Holdings Ltd ADR
(e)
2,917 239
$ 1,540
Distribution & Wholesale - 2 .05%
AKR Corporindo Tbk PT 8,533,000 755
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
206,360 526
$ 1,281
Diversified Financial Services - 4 .29%
Bajaj Finance Ltd 5,329 476
Banco BTG Pactual SA 77,512 358
BOC Aviation Ltd
(d)
34,800 246
CreditAccess Grameen Ltd
(e)
25,580 311
Fubon Financial Holding Co Ltd 345,361 540
Hong Kong Exchanges & Clearing Ltd 5,700 195
KB Financial Group Inc 18,450 557
$ 2,683
Electric - 0 .44%
China Longyuan Power Group Corp Ltd 222,000 277
Electrical Components & Equipment - 0 .90%
Delta Electronics Inc 49,000 389
Frencken Group Ltd 260,800 175
$ 564
Electronics - 0 .77%
Lotes Co Ltd 9,000 215
Voltronic Power Technology Corp 6,000 264
$ 479
Energy - Alternate Sources - 0 .26%
Sao Martinho SA 34,582 163
Engineering & Construction - 0 .02%
Sitios Latinoamerica SAB de CV
(e)
27,444 13
Food - 3 .15%
Bid Corp Ltd 17,925 275
Dino Polska SA
(d),(e)
6,921 419
LT Foods Ltd 99,791 142
Nestle India Ltd 1,079 253
Tingyi Cayman Islands Holding Corp 298,000 513
Want Want China Holdings Ltd 565,000 369
$ 1,971
Gas - 0 .42%
China Resources Gas Group Ltd 82,000 260
Hand & Machine Tools - 0 .22%
Techtronic Industries Co Ltd 14,500 138
Healthcare - Products - 0 .95%
Osstem Implant Co Ltd 4,469 357
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
5,700 238
$ 595
Healthcare - Services - 0 .91%
Hygeia Healthcare Holdings Co Ltd
(d),(e)
38,600 216
IHH Healthcare Bhd 143,000 181
WuXi AppTec Co Ltd
(d)
21,500 172
$ 569
Home Furnishings - 0 .97%
Haier Smart Home Co Ltd 141,800 431
Vestel Beyaz Esya Sanayi ve Ticaret AS 359,166 174
$ 605

Schedule of Investments
Global Emerging Markets Account
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .43%
AIA Group Ltd 63,000 $ 525
ICICI Lombard General Insurance Co Ltd
(d)
16,850 237
ICICI Prudential Life Insurance Co Ltd
(d)
30,600 197
PICC Property & Casualty Co Ltd 450,000 465
Ping An Insurance Group Co of China Ltd 54,500 272
Qualitas Controladora SAB de CV 109,500 452
$ 2,148
Internet - 12 .72%
Alibaba Group Holding Ltd
(e)
143,592 1,433
East Money Information Co Ltd 69,831 171
JD.com Inc 29,057 733
Meituan
(d),(e)
53,700 1,128
My EG Services Bhd 1,923,400 350
Naspers Ltd 4,542 563
Pinduoduo Inc ADR
(e)
9,025 565
Tencent Holdings Ltd 79,900 2,699
Trip.com Group Ltd ADR
(e)
11,377 311
$ 7,953
Investment Companies - 0 .33%
VEF AB
(e),(f)
687,023 133
Yangzijiang Financial Holding Ltd
(e)
293,200 76
$ 209
Iron & Steel - 1 .99%
Gerdau SA ADR 61,959 280
Hunan Valin Steel Co Ltd 268,996 153
Severstal PAO 9,865 —
Vale SA 60,500 810
$ 1,243
Leisure Products & Services - 0 .71%
Eicher Motors Ltd 9,915 444
Lodging - 0 .48%
Galaxy Entertainment Group Ltd 51,000 300
Machinery - Diversified - 1 .25%
NARI Technology Co Ltd 94,192 326
Shanghai Friendess Electronic Technology Corp
Ltd
4,640 123
WEG SA 55,900 332
$ 781
Metal Fabrication & Hardware - 0 .74%
APL Apollo Tubes Ltd 17,471 221
Astral Ltd 8,869 242
$ 463
Mining - 1 .83%
Anglo American PLC 16,432 493
Impala Platinum Holdings Ltd 40,023 372
Polyus PJSC
(e)
108 —
Shandong Gold Mining Co Ltd
(d)
176,250 281
$ 1,146
Miscellaneous Manufacturers - 0 .57%
Elite Material Co Ltd 27,000 135
Pidilite Industries Ltd 6,632 218
$ 353
Oil & Gas - 5 .24%
Indian Oil Corp Ltd 466,806 382
Petroleo Brasileiro SA 131,400 811
PTT Exploration & Production PCL 70,100 299
Reliance Industries Ltd 61,485 1,784
$ 3,276
Pharmaceuticals - 0 .86%
Caplin Point Laboratories Ltd 18,857 172
Grand Pharmaceutical Group Ltd 326,000 140
Hansoh Pharmaceutical Group Co Ltd
(d)
142,000 224
$ 536
Pipelines - 1 .11%
Gaztransport Et Technigaz SA 6,274 692
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1 .33%
China Overseas Land & Investment Ltd 119,000 $ 310
China Resources Land Ltd 70,000 274
Multiplan Empreendimentos Imobiliarios SA 55,500 249
$ 833
Retail - 3 .83%
Arezzo Industria e Comercio SA 11,600 212
Bosideng International Holdings Ltd 664,000 327
Jumbo SA 19,890 265
Lojas Renner SA 52,037 269
Mitra Adiperkasa Tbk PT
(e)
3,033,500 211
Wal-Mart de Mexico SAB de CV 210,300 739
Yifeng Pharmacy Chain Co Ltd 53,792 374
$ 2,397
Semiconductors - 12 .76%
ASML Holding NV - NY Reg Shares 648 269
Hana Materials Inc 4,593 91
MediaTek Inc 25,000 431
Novatek Microelectronics Corp 16,400 112
Parade Technologies Ltd 4,000 74
RichWave Technology Corp 15,621 48
Samsung Electronics Co Ltd 69,817 2,564
SK Hynix Inc 9,327 534
Taiwan Semiconductor Manufacturing Co Ltd 291,164 3,859
$ 7,982
Shipbuilding - 0 .33%
Yangzijiang Shipbuilding Holdings Ltd 293,200 209
Software - 1 .01%
NetEase Inc 41,800 631
Telecommunications - 1 .64%
America Movil SAB de CV ADR 27,444 452
KT Corp 9,920 249
Millicom International Cellular SA
(e),(f)
11,414 131
ZTE Corp 109,400 196
$ 1,028
Transportation - 0 .58%
Container Corp Of India Ltd 17,839 155
MISC Bhd 141,000 205
$ 360
TOTAL COMMON STOCKS $ 58,979
PREFERRED STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 0.33% 6,701 $ 12
TOTAL PREFERRED STOCKS $ 12
Total Investments $ 63,179
Other Assets and Liabilities -  (1.02)% (635)
TOTAL NET ASSETS - 100.00% $ 62,544
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $595 or
0.95% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,030 or 6.44% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $559 or 0.89% of net assets.

Schedule of Investments
Global Emerging Markets Account
September 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
China 25 .54%
India 14 .92%
Korea, Republic Of 9 .98%
Taiwan 9 .62%
Brazil 7 .74%
United States 6 .82%
Hong Kong 5 .10%
Mexico 4 .33%
Indonesia 4 .04%
South Africa 2 .73%
Malaysia 2 .13%
Saudi Arabia 1 .54%
France 1 .11%
Thailand 1 .04%
United Kingdom 0 .79%
Singapore 0 .78%
Poland 0 .67%
Netherlands 0 .43%
Greece 0 .42%
Uruguay 0 .39%
Turkey 0 .28%
Luxembourg 0 .21%
Sweden 0 .21%
Vietnam 0 .20%
Russian Federation 0 .00%
Other Assets and Liabilities
( 1 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 1,835 $ 19,731 $ 17,973 $ 3,593
$ 1,835 $ 19,731 $ 17,973 $ 3,593
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 23 $ — $ — $ —
$ 23 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .02 % Shares Held Value (000's)
Money Market Funds - 2 .02%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
2,824,388 $ 2,824
TOTAL INVESTMENT COMPANIES $ 2,824
BONDS - 13 .37%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 5 .51%
AmeriCredit Automobile Receivables Trust
2022-2
3.43%, 12/18/2025 $ 1,055 $ 1,055
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 645 636
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 202 200
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 1,116 1,102
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 665 659
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 857 847
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 814 804
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 793 789
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 994 990
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(c)
36 36
Santander Retail Auto Lease Trust 2021-B
0.31%, 01/22/2024
(c)
435 432
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 136 136
$ 7,686
Commercial Mortgage Backed Securities - 0 .54%
Ginnie Mae
0.09%, 02/16/2055
(d),(e)
9,646 16
0.43%, 04/16/2047
(d),(e)
5,594 62
0.49%, 11/16/2052
(d),(e)
3,511 36
0.56%, 03/16/2060
(d),(e)
1,830 77
2.60%, 05/16/2059 243 213
2.60%, 03/16/2060 398 349
$ 753
Mortgage Backed Securities - 5 .86%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(e)
111 100
Fannie Mae Grantor Trust 2005-T1
3.43%, 05/25/2035 118 117
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
642 92
Fannie Mae REMICS
0.17%, 06/25/2045
(d)
1,448 42
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 10/25/2040
(d)
380 18
3.00%, 04/25/2042 140 136
3.00%, 05/25/2048 87 78
3.00%, 01/25/2051
(d)
2,007 328
4.50%, 04/25/2045
(d)
1,256 249
7.00%, 04/25/2032 57 60
Freddie Mac REMICS
0.00%, 05/15/2038
(d),(f)
1,393 44
1.00 x 12 Month Treasury Average Index
+ 0.00%
1.50%, 04/15/2028 359 337
3.00%, 11/15/2035 476 473
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS   (continued)
3.00%, 10/15/2041 $ 36 $ 36
3.00%, 04/15/2046 113 105
Ginnie Mae
3.00%, 07/20/2050
(d)
1,315 194
3.00%, 09/20/2050
(d)
2,328 344
3.00%, 10/20/2050
(d)
1,662 235
3.00%, 11/20/2050
(d)
2,034 311
3.00%, 11/20/2050
(d)
3,146 457
3.00%, 12/20/2050
(d)
1,317 206
3.09%, 06/20/2046
(d)
342 39
(1.00) x 1 Month USD LIBOR + 6.10%
3.13%, 12/20/2043
(d)
787 82
(1.00) x 1 Month USD LIBOR + 6.14%
3.29%, 07/20/2051
(d)
1,602 193
(1.00) x 1 Month USD LIBOR + 6.30%
3.29%, 08/20/2051
(d)
1,827 233
(1.00) x 1 Month USD LIBOR + 6.30%
3.50%, 10/20/2049
(d)
2,012 340
4.00%, 02/20/2044
(d)
915 74
4.00%, 04/20/2044
(d)
579 51
4.00%, 01/20/2046
(d)
396 29
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(e)
128 115
JP Morgan Mortgage Trust 2017-3
3.75%, 08/25/2047
(c),(e)
513 442
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(e)
984 936
New Residential Mortgage Loan Trust 2015-2
5.40%, 08/25/2055
(c),(e)
818 774
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(e)
149 140
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(c),(e)
414 361
Towd Point Mortgage Trust
4.25%, 10/25/2053
(c),(e)
411 407
$ 8,178
Other Asset Backed Securities - 1 .46%
Chase Funding Trust Series 2004-1
3.54%, 12/25/2033 74 69
1.00 x 1 Month USD LIBOR + 0.46%
DLLST 2022-1 LLC
2.79%, 01/22/2024
(c)
1,000 988
HPEFS Equipment Trust
1.02%, 05/21/2029
(c)
1,000 981
$ 2,038
TOTAL BONDS $ 18,655
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 95 .19%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 6 .28%
2.00%, 10/01/2031 $ 299 $ 268
2.50%, 02/01/2028 229 219
3.00%, 02/01/2027 76 74
3.00%, 01/01/2031 236 223
3.00%, 01/01/2033 446 421
3.00%, 03/01/2037 164 150
3.00%, 08/01/2042 283 253
3.00%, 10/01/2042 261 234
3.00%, 10/01/2042 508 457
3.00%, 05/01/2043 377 338
3.00%, 10/01/2046 460 410
3.50%, 02/01/2032 453 428
3.50%, 04/01/2042 644 593
3.50%, 05/01/2042 307 282
3.50%, 07/01/2042 989 911
3.50%, 02/01/2044 355 327
4.00%, 07/01/2042 457 437

Schedule of Investments
Government & High Quality Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 01/01/2043 $ 429 $ 410
4.00%, 06/01/2043 464 441
4.00%, 10/01/2045 584 557
4.23%, 09/01/2032 6 6
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
4.50%, 11/01/2043 448 439
5.00%, 10/01/2025 32 31
5.00%, 02/01/2033 62 62
5.00%, 06/01/2033 98 96
5.00%, 01/01/2034 214 215
5.00%, 07/01/2035 46 46
5.00%, 07/01/2035 4 4
5.00%, 07/01/2035 11 11
5.00%, 10/01/2035 18 18
5.50%, 03/01/2033 49 50
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 11 11
6.00%, 05/01/2031 6 7
6.00%, 12/01/2031 5 6
6.00%, 11/01/2033 19 20
6.00%, 09/01/2034 23 24
6.00%, 02/01/2035 12 12
6.00%, 10/01/2036 20 21
6.00%, 03/01/2037 28 29
6.00%, 01/01/2038 39 41
6.00%, 04/01/2038 17 17
6.50%, 05/01/2023 1 1
6.50%, 04/01/2026 1 1
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 1 1
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 7 7
6.50%, 11/01/2028 1 2
6.50%, 12/01/2028 3 3
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 15 16
6.50%, 08/01/2031 4 4
6.50%, 10/01/2031 4 4
6.50%, 10/01/2031 6 6
6.50%, 12/01/2031 6 6
6.50%, 02/01/2032 6 7
6.50%, 05/01/2032 15 16
6.50%, 04/01/2035 4 4
7.00%, 09/01/2027 1 1
7.00%, 01/01/2028 11 11
7.00%, 04/01/2028 7 7
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 7 8
7.00%, 10/01/2031 3 3
7.00%, 04/01/2032 23 25
7.50%, 10/01/2030 4 4
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 5 5
8.00%, 10/01/2030 7 7
8.50%, 07/01/2029 12 13
$ 8,769
Federal National Mortgage Association (FNMA) - 0 .45%
1.95%, 12/01/2033 32 31
1.00 x 12 Month USD LIBOR + 1.70%
2.02%, 12/01/2032 9 9
1.00 x 12 Month USD LIBOR + 1.64%
3.00%, 04/01/2043 466 416
5.50%, 05/01/2033 10 10
6.00%, 05/01/2037 119 122
6.50%, 08/01/2025 8 8
6.50%, 11/01/2032 10 11
7.00%, 08/01/2028 6 7
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
7.00%, 12/01/2028 $ 7 $ 7
8.00%, 05/01/2027 1 1
$ 622
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 63 .46%
1.50%, 10/01/2036 1,814 1,558
2.00%, 02/01/2032 198 179
2.00%, 11/01/2035 1,354 1,194
2.00%, 11/01/2035 912 804
2.00%, 10/01/2050 848 691
2.00%, 03/01/2051 2,006 1,637
2.00%, 05/01/2051 4,737 3,860
2.00%, 09/01/2051 1,477 1,201
2.00%, 09/01/2051 3,382 2,750
2.00%, 11/01/2051 1,889 1,537
2.00%, 11/01/2051 2,986 2,429
2.00%, 11/01/2051 1,909 1,551
2.00%, 11/01/2051 1,594 1,296
2.00%, 12/01/2051 2,822 2,296
2.00%, 12/01/2051 2,887 2,350
2.00%, 01/01/2052 1,931 1,569
2.00%, 02/01/2052 2,179 1,773
2.50%, 06/01/2027 358 343
2.50%, 08/01/2028 282 269
2.50%, 12/01/2031 417 387
2.50%, 09/01/2032 277 256
2.50%, 08/01/2035 1,231 1,120
2.50%, 08/01/2050 2,915 2,467
2.50%, 07/01/2051 3,794 3,211
2.50%, 12/01/2051 2,415 2,066
2.50%, 12/01/2051 1,045 884
2.50%, 12/01/2051 2,680 2,284
2.50%, 01/01/2052 2,120 1,810
2.50%, 02/01/2052 1,931 1,631
2.50%, 04/01/2052 1,360 1,149
2.50%, 04/01/2052 5,281 4,494
2.50%, 05/01/2052 1,979 1,671
3.00%, 05/01/2029 337 320
3.00%, 08/01/2031 688 650
3.00%, 12/01/2034 459 427
3.00%, 10/01/2036 338 311
3.00%, 10/01/2042 840 754
3.00%, 10/01/2046 564 502
3.00%, 08/01/2049 261 229
3.00%, 10/01/2049 615 540
3.00%, 12/01/2049 590 519
3.00%, 01/01/2050 996 875
3.00%, 02/01/2050 919 807
3.00%, 07/01/2050 978 857
3.00%, 08/01/2050 748 656
3.00%, 09/01/2050 1,108 975
3.00%, 10/01/2052
(g)
2,950 2,567
3.50%, 08/01/2031 380 361
3.50%, 02/01/2033 560 532
3.50%, 09/01/2033 776 738
3.50%, 06/01/2039 230 215
3.50%, 11/01/2042 648 596
3.50%, 12/01/2042 709 654
3.50%, 02/01/2043 293 272
3.50%, 03/01/2045 299 275
3.50%, 03/01/2045 587 539
3.50%, 09/01/2045 422 388
3.50%, 03/01/2047 514 475
3.50%, 11/01/2048 1,222 1,125
3.50%, 03/01/2050 1,412 1,307
3.50%, 10/01/2052
(g)
3,000 2,700
4.00%, 01/01/2034 219 209
4.00%, 10/01/2037 311 294

Schedule of Investments
Government & High Quality Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2041 $ 664 $ 633
4.00%, 02/01/2042 409 390
4.00%, 10/01/2043 131 125
4.00%, 08/01/2044 297 282
4.00%, 10/01/2044 845 803
4.00%, 11/01/2044 275 261
4.00%, 08/01/2045 435 413
4.00%, 08/01/2046 691 653
4.00%, 07/01/2047 587 556
4.00%, 10/01/2047 467 443
4.00%, 10/01/2052
(g)
3,500 3,248
4.50%, 08/01/2039 794 779
4.50%, 09/01/2043 844 826
4.50%, 10/01/2043 473 458
4.50%, 11/01/2043 477 464
4.50%, 09/01/2045 335 328
4.50%, 10/01/2045 490 480
4.50%, 11/01/2045 703 689
5.00%, 05/01/2033 555 556
5.00%, 04/01/2035 50 50
5.00%, 04/01/2035 54 54
5.00%, 07/01/2035 2 2
5.00%, 02/01/2038 217 219
5.00%, 02/01/2040 642 654
5.00%, 07/01/2041 501 505
5.50%, 06/01/2033 30 31
5.50%, 02/01/2037 2 2
5.50%, 03/01/2038 47 48
6.00%, 11/01/2028 9 9
6.00%, 12/01/2031 2 2
6.00%, 01/01/2033 25 27
6.00%, 07/01/2037 48 51
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 6 6
6.00%, 03/01/2038 33 35
6.50%, 09/01/2024 1 1
6.50%, 07/01/2025 5 5
6.50%, 02/01/2026 2 2
6.50%, 05/01/2026 1 1
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 6 6
6.50%, 03/01/2029 3 3
6.50%, 06/01/2031 8 8
6.50%, 01/01/2032 3 3
6.50%, 04/01/2032 1 1
6.50%, 08/01/2032 5 5
6.50%, 02/01/2033 6 6
6.50%, 12/01/2036 10 10
6.50%, 07/01/2037 3 4
6.50%, 07/01/2037 14 15
6.50%, 02/01/2038 19 19
7.00%, 10/01/2029 5 5
7.00%, 05/01/2031 3 3
7.00%, 11/01/2031 9 9
8.00%, 06/01/2030 1 1
$ 88,579
Government National Mortgage Association (GNMA) - 19 .84%
2.00%, 08/20/2050 1,375 1,155
2.00%, 01/20/2051 1,647 1,382
2.00%, 02/20/2051 3,586 3,009
2.50%, 06/20/2050 2,874 2,490
2.50%, 05/20/2051 2,754 2,378
2.50%, 10/01/2052
(g)
250 215
3.00%, 11/15/2042 338 304
3.00%, 12/15/2042 752 672
3.00%, 02/15/2043 816 729
3.00%, 05/15/2043 979 875
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/20/2045 $ 498 $ 448
3.00%, 07/20/2046 261 234
3.00%, 08/20/2046 571 511
3.00%, 09/20/2046 697 626
3.00%, 12/20/2046 357 320
3.00%, 02/20/2047 453 405
3.00%, 08/20/2047 271 243
3.50%, 01/15/2043 646 602
3.50%, 05/15/2043 631 588
3.50%, 06/20/2043 422 387
3.50%, 04/20/2045 289 265
3.50%, 06/20/2046 46 42
3.50%, 02/20/2047 510 467
3.50%, 05/20/2047 515 484
3.50%, 11/20/2047 346 326
3.50%, 10/01/2052
(g)
2,000 1,819
4.00%, 08/15/2041 400 383
4.00%, 07/20/2047 360 351
4.00%, 01/20/2048 1,145 1,110
4.00%, 10/01/2052
(g)
3,500 3,268
4.50%, 07/15/2040 198 194
4.50%, 10/01/2052
(g)
1,000 957
5.00%, 09/15/2033 2 2
5.00%, 02/15/2034 137 139
5.00%, 09/15/2039 17 17
5.50%, 11/15/2033 19 19
5.50%, 05/20/2035 56 59
6.00%, 04/20/2026 2 2
6.00%, 05/20/2026 1 1
6.00%, 03/20/2028 1 1
6.00%, 06/20/2028 7 8
6.00%, 07/20/2028 3 3
6.00%, 02/20/2029 3 3
6.00%, 03/20/2029 6 6
6.00%, 07/20/2029 7 7
6.00%, 07/20/2033 57 61
6.50%, 12/20/2025 3 3
6.50%, 02/20/2026 2 2
6.50%, 03/20/2031 4 4
6.50%, 04/20/2031 5 5
7.00%, 01/15/2028 3 3
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 39 39
7.00%, 01/15/2029 8 8
7.00%, 03/15/2029 3 3
7.00%, 05/15/2031 4 4
7.00%, 09/15/2031 19 20
7.00%, 06/15/2032 33 33
8.00%, 08/15/2026 1 1
$ 27,694
U.S. Treasury - 1 .80%
1.38%, 11/15/2031 250 203
1.88%, 11/15/2051 250 165
4.50%, 02/15/2036 1,000 1,082
5.25%, 11/15/2028 1,000 1,063
$ 2,513
U.S. Treasury Bill - 3 .36%
2.40%, 10/27/2022
(h)
4,215 4,208
2.49%, 11/25/2022
(h)
475 473
$ 4,681
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 132,858
Total Investments $ 154,337
Other Assets and Liabilities -  (10.58)% (14,761)
TOTAL NET ASSETS - 100.00% $ 139,576

Schedule of Investments
Government & High Quality Bond Account
September 30, 2022 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,572 or 3.99% of net assets.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Non-income producing security
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 96 .43%
Asset Backed Securities 6 .97%
Government 5 .16%
Money Market Funds 2 .02%
Other Assets and Liabilities
( 10 .58 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 17,990 $ 126,120 $ 141,286 $ 2,824
$ 17,990 $ 126,120 $ 141,286 $ 2,824
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 30 $ — $ — $ —
$ 30 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2022 Long 60 $ 6,724 $ (330)
US 5 Year Note; December 2022 Short 61 6,558 230
US Long Bond; December 2022 Long 64 8,090 (692)
Total $ (792)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.12% Shares Held Value (000's)
Exchange-Traded Funds - 0.23%
iShares Russell 1000 Growth ETF 4,600 $ 968
Money Market Funds - 2.89%
BlackRock Liquidity FedFund - Institutional
Class 2.77%
(a),(b)
3,616,690 3,616
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(c)
8,829,645 8,830
$ 12,446
TOTAL INVESTMENT COMPANIES $ 13,414
CONVERTIBLE PREFERRED STOCKS
- 0.24% Shares Held Value (000's)
Automobile Manufacturers - 0.05%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 228
Chemicals - 0.04%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 154
Software - 0.15%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 364
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 264
$ 628
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,010
COMMON STOCKS - 97.49% Shares Held Value (000's)
Advertising - 0.21%
Trade Desk Inc/The
(d)
15,014 $ 897
Aerospace & Defense - 1.09%
Boeing Co/The
(d)
530 64
HEICO Corp 130 19
HEICO Corp - Class A 230 26
Howmet Aerospace Inc 123 4
L3Harris Technologies Inc 20,274 4,214
Lockheed Martin Corp 740 286
Northrop Grumman Corp 53 25
Spirit AeroSystems Holdings Inc 327 7
TransDigm Group Inc 63 33
$ 4,678
Agriculture - 0.00%
Darling Ingredients Inc
(d)
38 2
Airlines - 0.01%
Delta Air Lines Inc
(d)
1,994 56
Apparel - 0.27%
Deckers Outdoor Corp
(d)
73 23
NIKE Inc 13,610 1,131
Skechers USA Inc
(d)
64 2
Tapestry Inc 107 3
$ 1,159
Automobile Manufacturers - 2.14%
Lucid Group Inc
(d),(g)
1,557 22
Rivian Automotive Inc
(d)
178,140 5,862
Tesla Inc
(d)
12,461 3,306
$ 9,190
Automobile Parts & Equipment - 0.01%
Allison Transmission Holdings Inc 253 9
Aptiv PLC
(d)
210 16
$ 25
Banks - 0.01%
First Citizens BancShares Inc/NC 9 7
Signature Bank/New York NY 11 2
SVB Financial Group
(d)
116 39
Western Alliance Bancorp 199 13
$ 61
Beverages - 1.33%
Boston Beer Co Inc/The
(d)
29 9
Brown-Forman Corp - A Shares 84 6
Brown-Forman Corp - B Shares 48,175 3,207
Coca-Cola Co/The 9,148 513
Monster Beverage Corp
(d)
16,069 1,397
PepsiCo Inc 3,649 596
$ 5,728
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .74%
Alnylam Pharmaceuticals Inc
(d)
375 $ 75
Amgen Inc 1,399 315
Certara Inc
(d)
257 4
Exelixis Inc
(d)
853 13
Guardant Health Inc
(d)
302 16
Horizon Therapeutics Plc
(d)
649 40
Incyte Corp
(d)
491 33
Ionis Pharmaceuticals Inc
(d)
415 18
Maravai LifeSciences Holdings Inc
(d)
343 9
Moderna Inc
(d)
64 8
Novavax Inc
(d)
241 4
Regeneron Pharmaceuticals Inc
(d)
47 32
Sarepta Therapeutics Inc
(d)
266 30
Seagen Inc
(d)
422 58
Ultragenyx Pharmaceutical Inc
(d)
165 7
Vertex Pharmaceuticals Inc
(d)
8,732 2,528
$ 3,190
Building Materials - 0.02%
Armstrong World Industries Inc 88 7
Eagle Materials Inc 100 11
Fortune Brands Home & Security Inc 139 7
Louisiana-Pacific Corp 27 1
Martin Marietta Materials Inc 19 6
Masco Corp 43 2
Trex Co Inc
(d)
354 16
Vulcan Materials Co 200 32
$ 82
Chemicals - 0.98%
Albemarle Corp 188 50
Axalta Coating Systems Ltd
(d)
168 4
CF Industries Holdings Inc 621 60
Chemours Co/The 306 8
Ecolab Inc 682 98
FMC Corp 133 14
Linde PLC 328 88
Mosaic Co/The 133 6
PPG Industries Inc 388 43
RPM International Inc 24 2
Sherwin-Williams Co/The 18,707 3,830
Valvoline Inc 553 14
$ 4,217
Commercial Services - 3.86%
Affirm Holdings Inc
(d)
18,120 340
Automatic Data Processing Inc 1,196 271
Booz Allen Hamilton Holding Corp 409 38
Bright Horizons Family Solutions Inc
(d)
51 3
Cintas Corp 19,057 7,398
CoStar Group Inc
(d)
174 12
Driven Brands Holdings Inc
(d)
13 —
Equifax Inc 188 32
Euronet Worldwide Inc
(d)
111 8
FleetCor Technologies Inc
(d)
228 40
FTI Consulting Inc
(d)
45 7
Gartner Inc
(d)
240 66
Global Payments Inc 26,377 2,850
GXO Logistics Inc
(d)
41 1
H&R Block Inc 411 18
MarketAxess Holdings Inc 115 26
Mister Car Wash Inc
(d),(g)
203 2
Moody's Corp 470 114
Morningstar Inc 69 15
Paylocity Holding Corp
(d)
123 30
PayPal Holdings Inc
(d)
1,112 96
Quanta Services Inc 241 31
Robert Half International Inc 294 23
Rollins Inc 678 24
S&P Global Inc 16,327 4,985
Shift4 Payments Inc
(d)
158 7
Toast Inc
(d)
774 13

Schedule of Investments
LargeCap Growth Account I
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
TransUnion 438 $ 26
United Rentals Inc
(d)
101 27
Verisk Analytics Inc 483 82
WEX Inc
(d)
100 13
WillScot Mobile Mini Holdings Corp
(d)
357 14
$ 16,612
Computers - 5.60%
Accenture PLC - Class A 6,072 1,562
Apple Inc 143,814 19,874
Crowdstrike Holdings Inc
(d)
654 108
Dell Technologies Inc 124 4
EPAM Systems Inc
(d)
171 62
Fortinet Inc
(d)
41,176 2,023
Genpact Ltd 294 13
Globant SA
(d)
126 24
HP Inc 1,483 37
International Business Machines Corp 1,875 223
KBR Inc 277 12
NCR Corp
(d)
24 —
NetApp Inc 691 43
Pure Storage Inc
(d)
870 24
Thoughtworks Holding Inc
(d)
301 3
Zscaler Inc
(d)
259 43
$ 24,055
Consumer Products - 0.04%
Avery Dennison Corp 154 25
Church & Dwight Co Inc 340 24
Clorox Co/The 321 41
Kimberly-Clark Corp 621 70
$ 160
Cosmetics & Personal Care - 1.82%
Colgate-Palmolive Co 1,586 111
Estee Lauder Cos Inc/The 33,788 7,295
Olaplex Holdings Inc
(d)
388 4
Procter & Gamble Co/The 3,180 401
$ 7,811
Distribution & Wholesale - 0.07%
Copart Inc
(d)
664 71
Core & Main Inc
(d)
74 2
Fastenal Co 1,793 82
IAA Inc
(d)
345 11
Pool Corp 122 39
SiteOne Landscape Supply Inc
(d)
88 9
Watsco Inc 53 14
WESCO International Inc
(d)
77 9
WW Grainger Inc 142 69
$ 306
Diversified Financial Services - 3.88%
American Express Co 118 16
Ameriprise Financial Inc 217 55
Apollo Global Management Inc 1,089 51
Blue Owl Capital Inc 1,297 12
Charles Schwab Corp/The 2,630 189
Credit Acceptance Corp
(d)
1 —
LPL Financial Holdings Inc 248 54
Mastercard Inc 39,922 11,351
Raymond James Financial Inc 49 5
Rocket Cos Inc
(g)
235 2
Tradeweb Markets Inc 210 12
Upstart Holdings Inc
(d),(g)
50 1
UWM Holdings Corp
(g)
298 1
Visa Inc 27,845 4,946
Western Union Co/The 404 5
$ 16,700
Electric - 0.01%
AES Corp/The 375 8
Vistra Corp 748 16
$ 24
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 0.02%
ChargePoint Holdings Inc
(d),(g)
780 $ 12
Emerson Electric Co 585 43
Generac Holdings Inc
(d)
193 34
Universal Display Corp 138 13
$ 102
Electronics - 0.73%
Agilent Technologies Inc 839 102
Allegion plc 219 20
Amphenol Corp 40,913 2,740
Arrow Electronics Inc
(d)
11 1
Coherent Corp
(d)
71 2
Honeywell International Inc 619 103
Jabil Inc 342 20
Keysight Technologies Inc
(d)
518 82
Mettler-Toledo International Inc
(d)
70 76
National Instruments Corp 60 2
Vontier Corp 307 5
$ 3,153
Energy - Alternate Sources - 0.03%
Enphase Energy Inc
(d)
408 113
Enviva Inc 96 6
Plug Power Inc
(d)
791 17
$ 136
Engineering & Construction - 0.00%
AECOM 28 2
TopBuild Corp
(d)
87 14
$ 16
Entertainment - 0.27%
Caesars Entertainment Inc
(d)
436 14
Churchill Downs Inc 112 21
DraftKings Inc
(d),(g)
1,011 15
Live Nation Entertainment Inc
(d)
14,110 1,073
Madison Square Garden Sports Corp
(d)
31 4
Six Flags Entertainment Corp
(d)
126 2
Vail Resorts Inc 118 26
$ 1,155
Environmental Control - 0.05%
Republic Services Inc 42 6
Tetra Tech Inc 71 9
Waste Management Inc 1,212 194
$ 209
Food - 0.06%
Grocery Outlet Holding Corp
(d)
23 1
Hershey Co/The 394 87
Kellogg Co 429 30
Lamb Weston Holdings Inc 446 34
Performance Food Group Co
(d)
154 6
Pilgrim's Pride Corp
(d)
84 2
Sysco Corp 1,583 112
$ 272
Gas - 0.00%
National Fuel Gas Co 25 2
Hand & Machine Tools - 0.01%
Lincoln Electric Holdings Inc 174 22
MSA Safety Inc 45 5
$ 27
Healthcare - Products - 8.75%
10X Genomics Inc
(d)
269 8
Abbott Laboratories 706 68
ABIOMED Inc
(d)
138 34
Align Technology Inc
(d)
15,803 3,273
Avantor Inc
(d)
69,856 1,369
Baxter International Inc 243 13
Bio-Techne Corp 121 34
Bruker Corp 337 18
Danaher Corp 137 35
Edwards Lifesciences Corp
(d)
85,385 7,055
Exact Sciences Corp
(d)
99 3

Schedule of Investments
LargeCap Growth Account I
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Globus Medical Inc
(d)
12 $ 1
ICU Medical Inc
(d)
13 2
IDEXX Laboratories Inc
(d)
260 85
Insulet Corp
(d)
6,161 1,413
Intuitive Surgical Inc
(d)
61,439 11,516
Masimo Corp
(d)
114 16
Natera Inc
(d)
248 11
Novocure Ltd
(d)
328 25
Penumbra Inc
(d)
111 21
Repligen Corp
(d)
123 23
ResMed Inc 449 98
Stryker Corp 20,216 4,094
Tandem Diabetes Care Inc
(d)
185 9
Thermo Fisher Scientific Inc 16,342 8,289
Waters Corp
(d)
185 50
West Pharmaceutical Services Inc 230 57
$ 37,620
Healthcare - Services - 3.05%
agilon health Inc
(d)
533 12
Catalent Inc
(d)
168 12
Charles River Laboratories International Inc
(d)
146 29
Chemed Corp 18 8
DaVita Inc
(d)
179 15
Elevance Health Inc 229 104
Ginkgo Bioworks Holdings Inc
(d),(g)
587 2
HCA Healthcare Inc 42 8
Humana Inc 5,129 2,488
IQVIA Holdings Inc
(d)
580 105
Molina Healthcare Inc
(d)
139 46
Signify Health Inc
(d)
26 1
Sotera Health Co
(d)
309 2
Syneos Health Inc
(d)
56 3
Teladoc Health Inc
(d)
54 1
UnitedHealth Group Inc 20,301 10,253
$ 13,089
Home Builders - 0.02%
DR Horton Inc 525 35
NVR Inc
(d)
7 28
PulteGroup Inc 286 11
Toll Brothers Inc 175 7
$ 81
Housewares - 0.00%
Scotts Miracle-Gro Co/The 49 2
Insurance - 0.15%
Alleghany Corp
(d)
6 5
Aon PLC 617 165
Arch Capital Group Ltd
(d)
363 17
Arthur J Gallagher & Co 75 13
Assurant Inc 11 2
Brown & Brown Inc 59 4
Erie Indemnity Co 60 13
Everest Re Group Ltd 39 10
Lincoln National Corp 110 5
Markel Corp
(d)
9 10
Marsh & McLennan Cos Inc 1,396 208
Progressive Corp/The 1,584 184
RenaissanceRe Holdings Ltd 74 10
Ryan Specialty Holdings Inc
(d)
257 10
$ 656
Internet - 17.28%
Airbnb Inc
(d)
1,219 128
Alphabet Inc - A Shares
(d)
174,388 16,681
Alphabet Inc - C Shares
(d)
114,517 11,011
Amazon.com Inc
(d)
230,046 25,996
Booking Holdings Inc
(d)
1,281 2,105
CDW Corp/DE 421 66
Chewy Inc
(d),(g)
110,522 3,395
Coupang Inc
(d)
64,387 1,073
DoorDash Inc - Class A
(d)
688 34
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
eBay Inc 224 $ 8
Etsy Inc
(d)
394 39
Expedia Group Inc
(d)
468 44
GoDaddy Inc
(d)
73 5
IAC Inc
(d)
10,595 587
Lyft Inc
(d)
774 10
Match Group Inc
(d)
93,662 4,472
Meta Platforms Inc
(d)
18,988 2,577
Netflix Inc
(d)
7,888 1,857
NortonLifeLock Inc 638 13
Okta Inc
(d)
60 3
Opendoor Technologies Inc
(d)
390 1
Palo Alto Networks Inc
(d)
918 150
Pinterest Inc
(d)
398 9
Roku Inc
(d)
112 6
Shopify Inc
(d)
87,540 2,358
Spotify Technology SA
(d)
15,975 1,379
TripAdvisor Inc
(d)
32 1
Twitter Inc
(d)
2,152 94
Uber Technologies Inc
(d)
5,110 135
VeriSign Inc
(d)
32 6
Wayfair Inc
(d)
161 5
Wix.com Ltd
(d)
131 10
Zendesk Inc
(d)
377 29
Zillow Group Inc - A Shares
(d)
18 1
Zillow Group Inc - C Shares
(d)
36 1
$ 74,289
Leisure Products & Services - 0.13%
Brunswick Corp/DE 44 3
Norwegian Cruise Line Holdings Ltd
(d)
109 1
Peloton Interactive Inc
(d)
75,083 520
Planet Fitness Inc
(d)
192 11
Polaris Inc 130 13
YETI Holdings Inc
(d)
274 8
$ 556
Lodging - 0.06%
Choice Hotels International Inc 106 12
Hilton Worldwide Holdings Inc 610 73
Las Vegas Sands Corp
(d)
383 14
Marriott International Inc/MD 856 120
Travel + Leisure Co 194 7
Wyndham Hotels & Resorts Inc 193 12
Wynn Resorts Ltd
(d)
48 3
$ 241
Machinery - Construction & Mining - 0.06%
BWX Technologies Inc 112 5
Caterpillar Inc 1,437 236
Vertiv Holdings Co 171 2
$ 243
Machinery - Diversified - 2.03%
AGCO Corp 27 3
Cognex Corp 503 21
Deere & Co 875 292
Graco Inc 357 21
IDEX Corp 31,310 6,257
Ingersoll Rand Inc 46,477 2,011
Middleby Corp/The
(d)
14 2
Nordson Corp 44 9
Otis Worldwide Corp 159 10
Rockwell Automation Inc 244 52
Toro Co/The 323 28
Xylem Inc/NY 79 7
$ 8,713
Media - 0.07%
Cable One Inc 11 9
Charter Communications Inc
(d)
346 105
FactSet Research Systems Inc 118 47
Liberty Broadband Corp - A Shares
(d)
27 2
Liberty Broadband Corp - C Shares
(d)
185 14

Schedule of Investments
LargeCap Growth Account I
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
6 $ —
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
71 4
Liberty Media Corp-Liberty SiriusXM - A Shares 73 3
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
135 5
Nexstar Media Group Inc 11 2
Walt Disney Co/The
(d)
380 36
Warner Bros Discovery Inc
(d)
5,404 62
World Wrestling Entertainment Inc 141 10
$ 299
Metal Fabrication & Hardware - 0.01%
Advanced Drainage Systems Inc 199 25
Valmont Industries Inc 10 2
$ 27
Mining - 0.00%
MP Materials Corp
(d)
299 8
Royal Gold Inc 15 2
Southern Copper Corp 186 8
$ 18
Miscellaneous Manufacturers - 0 .07%
A O Smith Corp 96 5
Axon Enterprise Inc
(d)
163 19
Carlisle Cos Inc 134 37
Donaldson Co Inc 65 3
General Electric Co 189 12
Illinois Tool Works Inc 869 157
Parker-Hannifin Corp 90 22
Trane Technologies PLC 421 61
$ 316
Office & Business Equipment - 0.00%
Zebra Technologies Corp
(d)
67 18
Oil & Gas - 0.15%
Antero Resources Corp
(d)
595 18
Continental Resources Inc/OK 85 6
Coterra Energy Inc 400 10
Devon Energy Corp 1,000 60
Diamondback Energy Inc 309 37
EOG Resources Inc 1,332 149
Hess Corp 686 75
Occidental Petroleum Corp 2,106 129
Ovintiv Inc 571 26
PDC Energy Inc 166 10
Pioneer Natural Resources Co 409 88
Range Resources Corp 537 14
Southwestern Energy Co
(d)
280 2
Texas Pacific Land Corp 18 32
$ 656
Oil & Gas Services - 0.01%
Halliburton Co 1,255 31
Packaging & Containers - 0.02%
Ardagh Metal Packaging SA 172 1
Ball Corp 387 19
Berry Global Group Inc
(d)
189 9
Crown Holdings Inc 322 26
Graphic Packaging Holding Co 735 14
Sealed Air Corp 452 20
$ 89
Pharmaceuticals - 5.88%
AbbVie Inc 5,521 741
AmerisourceBergen Corp 463 63
Becton Dickinson and Co 7,059 1,573
Cigna Corp 23,880 6,626
Daiichi Sankyo Co Ltd ADR 31,886 895
Dexcom Inc
(d)
49,006 3,947
Eli Lilly & Co 11,849 3,832
McKesson Corp 87 29
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc 3,306 $ 285
Neurocrine Biosciences Inc
(d)
294 31
Zoetis Inc 49,078 7,277
$ 25,299
Pipelines - 0.03%
Cheniere Energy Inc 447 74
New Fortress Energy Inc 158 7
ONEOK Inc 157 8
Targa Resources Corp 702 42
$ 131
Private Equity - 0.05%
Ares Management Corp 470 29
Blackstone Inc 2,184 183
$ 212
Real Estate - 0 .01%
CBRE Group Inc 489 33
REITs - 1.49%
American Tower Corp 1,109 238
Apartment Income REIT Corp 45 2
Camden Property Trust 30 4
Crown Castle Inc 1,346 195
Equinix Inc 214 122
Equity LifeStyle Properties Inc 337 21
Extra Space Storage Inc 51 9
Iron Mountain Inc 672 29
Lamar Advertising Co 242 20
Public Storage 386 113
SBA Communications Corp 19,759 5,624
Simon Property Group Inc 492 44
$ 6,421
Retail - 5.62%
Advance Auto Parts Inc 17 3
AutoZone Inc
(d)
56 120
Best Buy Co Inc 194 12
BJ's Wholesale Club Holdings Inc
(d)
261 19
Burlington Stores Inc
(d)
192 21
CarMax Inc
(d)
59 4
Carvana Co
(d),(g)
15,306 311
Chipotle Mexican Grill Inc
(d)
1,317 1,979
Costco Wholesale Corp 16,495 7,790
Darden Restaurants Inc 279 35
Dollar General Corp 12,589 3,020
Dollar Tree Inc
(d)
204 28
Domino's Pizza Inc 81 25
Five Below Inc
(d)
169 23
Floor & Decor Holdings Inc
(d)
327 23
Freshpet Inc
(d)
91 5
Genuine Parts Co 39 6
Home Depot Inc/The 1,872 517
Leslie's Inc
(d),(g)
440 6
Lowe's Cos Inc 1,724 324
Lululemon Athletica Inc
(d)
20,817 5,820
McDonald's Corp 559 129
Nordstrom Inc 299 5
Ollie's Bargain Outlet Holdings Inc
(d)
11 1
O'Reilly Automotive Inc
(d)
80 56
RH
(d)
24 6
Ross Stores Inc 38,700 3,261
Starbucks Corp 1,287 108
Target Corp 795 118
TJX Cos Inc/The 3,662 227
Tractor Supply Co 348 65
Ulta Beauty Inc
(d)
161 65
Victoria's Secret & Co
(d)
185 5
Wendy's Co/The 558 10
Williams-Sonoma Inc 171 20
Yum! Brands Inc 103 11
$ 24,178

Schedule of Investments
LargeCap Growth Account I
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 4.28%
Advanced Micro Devices Inc
(d)
21,508 $ 1,363
Allegro MicroSystems Inc
(d)
206 5
Analog Devices Inc 327 46
Applied Materials Inc 2,713 222
ASML Holding NV - NY Reg Shares 6,350 2,637
Broadcom Inc 1,234 548
Entegris Inc 461 38
GLOBALFOUNDRIES Inc
(d)
54 3
KLA Corp 443 134
Lam Research Corp 428 157
Lattice Semiconductor Corp
(d)
421 21
Microchip Technology Inc 1,431 87
Micron Technology Inc 655 33
Monolithic Power Systems Inc 141 51
NVIDIA Corp 59,733 7,250
NXP Semiconductors NV 33,922 5,004
ON Semiconductor Corp
(d)
842 53
QUALCOMM Inc 3,496 395
Teradyne Inc 444 33
Texas Instruments Inc 1,973 305
$ 18,385
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 30 7
Software - 24.38%
Adobe Inc
(d)
16,782 4,618
Alteryx Inc
(d)
186 10
ANSYS Inc
(d)
141 31
AppLovin Corp
(d)
698 14
Aspen Technology Inc
(d)
85 20
Atlassian Corp PLC
(d)
13,224 2,785
Autodesk Inc
(d)
37,031 6,918
Avalara Inc
(d)
276 25
Bentley Systems Inc 523 16
Black Knight Inc
(d)
50 3
Broadridge Financial Solutions Inc 330 48
Cadence Design Systems Inc
(d)
12,934 2,114
CCC Intelligent Solutions Holdings Inc
(d)
232 2
Ceridian HCM Holding Inc
(d)
82 5
Change Healthcare Inc
(d)
70 2
Cloudflare Inc
(d)
869 48
Confluent Inc
(d)
384 9
Coupa Software Inc
(d)
32,953 1,938
Datadog Inc
(d)
828 74
Definitive Healthcare Corp
(d)
57 1
DocuSign Inc
(d)
614 33
DoubleVerify Holdings Inc
(d)
172 5
Doximity Inc
(d),(g)
158 5
Dropbox Inc - A Shares
(d)
785 16
Dynatrace Inc
(d)
618 22
Elastic NV
(d)
241 17
Electronic Arts Inc 56 6
Fair Isaac Corp
(d)
77 32
Fiserv Inc
(d)
56,610 5,297
Five9 Inc
(d)
216 16
HashiCorp Inc
(d)
8,643 278
HubSpot Inc
(d)
141 38
Informatica Inc
(d),(g)
28 1
Intuit Inc 38,875 15,057
Jack Henry & Associates Inc 225 41
Jamf Holding Corp
(d)
177 4
Magic Leap Inc
(d),(e),(f)
371 7
Manhattan Associates Inc
(d)
120 16
Microsoft Corp 150,408 35,031
MongoDB Inc
(d)
4,779 949
MSCI Inc 185 78
nCino Inc
(d)
40 1
New Relic Inc
(d)
164 9
Nutanix Inc
(d)
358 7
Oracle Corp 3,242 198
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Palantir Technologies Inc
(d)
5,644 $ 46
Paychex Inc 1,004 113
Paycom Software Inc
(d)
160 53
Pegasystems Inc 141 5
Playtika Holding Corp
(d)
335 3
Procore Technologies Inc
(d)
166 8
PTC Inc
(d)
328 34
RingCentral Inc
(d)
263 10
ROBLOX Corp
(d)
1,370 49
Roper Technologies Inc 18,150 6,527
Salesforce Inc
(d)
30,990 4,457
SentinelOne Inc
(d)
398 10
ServiceNow Inc
(d)
29,625 11,186
Smartsheet Inc
(d)
390 13
Snowflake Inc - Class A
(d)
3,245 551
Splunk Inc
(d)
501 38
Stripe Inc - Class B
(d),(e),(f)
5,754 133
Synopsys Inc
(d)
1,063 325
Take-Two Interactive Software Inc
(d)
422 46
Teradata Corp
(d)
174 5
Twilio Inc
(d)
200 14
Tyler Technologies Inc
(d)
112 39
UiPath Inc
(d)
121 2
Unity Software Inc
(d)
435 14
Veeva Systems Inc
(d)
31,070 5,123
VMware Inc 316 34
Workday Inc
(d)
616 94
Zoom Video Communications Inc
(d)
397 29
ZoomInfo Technologies Inc
(d)
855 36
$ 104,842
Telecommunications - 0.26%
Arista Networks Inc
(d)
9,549 1,078
Corning Inc 140 4
Switch Inc 283 10
Ubiquiti Inc 7 2
$ 1,094
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
507 10
Transportation - 0.37%
CH Robinson Worldwide Inc 103 10
CSX Corp 1,684 45
Expeditors International of Washington Inc 160 14
JB Hunt Transport Services Inc 231 36
Landstar System Inc 102 15
Old Dominion Freight Line Inc 3,047 758
Union Pacific Corp 1,961 382
United Parcel Service Inc 2,046 331
XPO Logistics Inc
(d)
28 1
$ 1,592
TOTAL COMMON STOCKS $ 419,173
Total Investments $ 433,597
Other Assets and Liabilities -  (0.85)% (3,634)
TOTAL NET ASSETS - 100.00% $ 429,963
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,616 or
0.84% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Growth Account I
September 30, 2022 (unaudited)
See accompanying notes.

(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,485 or 0.81% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 34.41%
Consumer, Non-cyclical 25.53%
Communications 17.82%
Consumer, Cyclical 8.65%
Financial 5.59%
Industrial 4.48%
Money Market Funds 2.89%
Basic Materials 1.02%
Investment Companies 0.23%
Energy 0.22%
Utilities 0.01%
Other Assets and Liabilities
(0.85)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 14,583 $ 165,745 $ 171,498 $ 8,830
$ 14,583 $ 165,745 $ 171,498 $ 8,830
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 44 $ — $ — $ —
$ 44 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ 7 0.00%
Nuro - Series C   0.00% 10/30/2020 228 364 0.09%
Rappi Inc - Series E   0.00% 09/08/2020 306 264 0.06%
Sila Nano Series F   0.00% 01/07/2021 203 154 0.04%
Stripe Inc - Class B 12/17/2019 90 133 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 214 228 0.05%
Total $ 1,150 0.27%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2022 Long 15 $ 2,701 $ (263)
Total $ (263)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .16 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .22%
iShares Core S&P 500 ETF 15,016 $ 5,386
Money Market Funds - 3 .94%
BlackRock Liquidity FedFund - Institutional
Class 2.77%
(a),(b)
9 —
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(c)
94,815,808 94,816
$ 94,816
TOTAL INVESTMENT COMPANIES $ 100,202
COMMON STOCKS - 98 .19 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 30,638 $ 784
Omnicom Group Inc 16,051 1,013
$ 1,797
Aerospace & Defense - 1 .60%
Boeing Co/The
(d)
43,734 5,295
General Dynamics Corp 17,621 3,739
Howmet Aerospace Inc 28,968 896
L3Harris Technologies Inc 14,994 3,116
Lockheed Martin Corp 18,490 7,143
Northrop Grumman Corp 11,395 5,359
Raytheon Technologies Corp 115,688 9,470
Teledyne Technologies Inc
(d)
3,671 1,239
TransDigm Group Inc 4,037 2,119
$ 38,376
Agriculture - 0 .80%
Altria Group Inc 141,098 5,698
Archer-Daniels-Midland Co 43,922 3,533
Philip Morris International Inc 121,456 10,082
$ 19,313
Airlines - 0 .19%
Alaska Air Group Inc
(d)
9,932 389
American Airlines Group Inc
(d)
50,916 613
Delta Air Lines Inc
(d)
50,238 1,409
Southwest Airlines Co
(d)
46,489 1,434
United Airlines Holdings Inc
(d)
25,601 833
$ 4,678
Apparel - 0 .41%
NIKE Inc 99,010 8,230
Ralph Lauren Corp 3,362 285
Tapestry Inc 19,729 561
VF Corp 25,873 774
$ 9,850
Automobile Manufacturers - 2 .79%
Cummins Inc 11,047 2,248
Ford Motor Co 309,440 3,466
General Motors Co 114,239 3,666
PACCAR Inc 27,244 2,280
Tesla Inc
(d)
208,683 55,353
$ 67,013
Automobile Parts & Equipment - 0 .09%
Aptiv PLC
(d)
21,228 1,660
BorgWarner Inc 18,557 583
$ 2,243
Banks - 4 .53%
Bank of America Corp 547,728 16,541
Bank of New York Mellon Corp/The 57,619 2,219
Citigroup Inc 151,742 6,323
Citizens Financial Group Inc 38,833 1,334
Comerica Inc 10,250 729
Fifth Third Bancorp 53,763 1,718
First Republic Bank/CA 14,316 1,869
Goldman Sachs Group Inc/The 26,745 7,838
Huntington Bancshares Inc/OH 112,998 1,489
JPMorgan Chase & Co 229,770 24,011
KeyCorp 73,074 1,171
M&T Bank Corp 13,761 2,426
Morgan Stanley 104,924 8,290
Northern Trust Corp 16,327 1,397
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The 32,135 $ 4,802
Regions Financial Corp 73,210 1,469
Signature Bank/New York NY 4,931 745
State Street Corp 28,803 1,752
SVB Financial Group
(d)
4,628 1,554
Truist Financial Corp 103,926 4,525
US Bancorp 105,934 4,271
Wells Fargo & Co 297,190 11,953
Zions Bancorp NA 11,791 600
$ 109,026
Beverages - 1 .84%
Brown-Forman Corp - B Shares 14,326 954
Coca-Cola Co/The 304,955 17,084
Constellation Brands Inc 12,483 2,867
Keurig Dr Pepper Inc 66,570 2,384
Molson Coors Beverage Co 14,745 708
Monster Beverage Corp
(d)
30,135 2,620
PepsiCo Inc 108,131 17,653
$ 44,270
Biotechnology - 1 .68%
Amgen Inc 41,912 9,447
Biogen Inc
(d)
11,369 3,036
Bio-Rad Laboratories Inc
(d)
1,679 700
Corteva Inc 56,304 3,218
Gilead Sciences Inc 98,202 6,058
Illumina Inc
(d)
12,309 2,348
Incyte Corp
(d)
14,466 964
Moderna Inc
(d)
26,361 3,117
Regeneron Pharmaceuticals Inc
(d)
8,399 5,786
Vertex Pharmaceuticals Inc
(d)
20,093 5,818
$ 40,492
Building Materials - 0 .41%
Carrier Global Corp 65,941 2,345
Fortune Brands Home & Security Inc 10,133 544
Johnson Controls International plc 53,970 2,656
Martin Marietta Materials Inc 4,886 1,574
Masco Corp 17,671 825
Mohawk Industries Inc
(d)
4,132 377
Vulcan Materials Co 10,413 1,642
$ 9,963
Chemicals - 1 .61%
Air Products and Chemicals Inc 17,377 4,044
Albemarle Corp 9,176 2,426
Celanese Corp 7,811 706
CF Industries Holdings Inc 15,613 1,503
Dow Inc 56,270 2,472
DuPont de Nemours Inc 39,248 1,978
Eastman Chemical Co 9,623 684
Ecolab Inc 19,427 2,806
FMC Corp 9,869 1,043
International Flavors & Fragrances Inc 19,976 1,814
Linde PLC 39,048 10,527
LyondellBasell Industries NV 19,937 1,501
Mosaic Co/The 27,054 1,308
PPG Industries Inc 18,414 2,038
Sherwin-Williams Co/The 18,481 3,784
$ 38,634
Commercial Services - 1 .89%
Automatic Data Processing Inc 32,557 7,364
Cintas Corp 6,739 2,616
CoStar Group Inc
(d)
31,023 2,161
Equifax Inc 9,590 1,644
FleetCor Technologies Inc
(d)
5,879 1,036
Gartner Inc
(d)
6,197 1,715
Global Payments Inc 21,717 2,346
MarketAxess Holdings Inc 2,949 656
Moody's Corp 12,365 3,006
Nielsen Holdings PLC 28,182 781
PayPal Holdings Inc
(d)
90,610 7,799

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Quanta Services Inc 11,207 $ 1,428
Robert Half International Inc 8,586 657
Rollins Inc 18,133 629
S&P Global Inc 26,694 8,151
United Rentals Inc
(d)
5,483 1,481
Verisk Analytics Inc 12,299 2,097
$ 45,567
Computers - 8 .24%
Accenture PLC - Class A 49,560 12,752
Apple Inc 1,183,614 163,575
Cognizant Technology Solutions Corp 40,570 2,330
DXC Technology Co
(d)
18,012 441
EPAM Systems Inc
(d)
4,493 1,627
Fortinet Inc
(d)
51,280 2,519
Hewlett Packard Enterprise Co 101,804 1,220
HP Inc 71,304 1,777
International Business Machines Corp 70,765 8,408
Leidos Holdings Inc 10,698 936
NetApp Inc 17,218 1,065
Seagate Technology Holdings PLC 15,303 814
Western Digital Corp
(d)
24,537 799
$ 198,263
Consumer Products - 0 .27%
Avery Dennison Corp 6,367 1,036
Church & Dwight Co Inc 19,032 1,360
Clorox Co/The 9,650 1,239
Kimberly-Clark Corp 26,453 2,977
$ 6,612
Cosmetics & Personal Care - 1 .34%
Colgate-Palmolive Co 65,355 4,591
Estee Lauder Cos Inc/The 18,163 3,922
Procter & Gamble Co/The
(e)
187,226 23,637
$ 32,150
Distribution & Wholesale - 0 .31%
Copart Inc
(d)
16,760 1,783
Fastenal Co 45,026 2,073
LKQ Corp 20,423 963
Pool Corp 3,102 987
WW Grainger Inc 3,547 1,735
$ 7,541
Diversified Financial Services - 3 .61%
American Express Co 46,996 6,340
Ameriprise Financial Inc 8,475 2,135
BlackRock Inc 11,812 6,500
Capital One Financial Corp 30,073 2,772
Cboe Global Markets Inc 8,310 976
Charles Schwab Corp/The 119,637 8,598
CME Group Inc 28,162 4,988
Discover Financial Services 21,405 1,946
Franklin Resources Inc 22,256 479
Intercontinental Exchange Inc 43,756 3,954
Invesco Ltd 35,642 488
Mastercard Inc 66,852 19,009
Nasdaq Inc 26,558 1,505
Raymond James Financial Inc 15,219 1,504
Synchrony Financial 37,747 1,064
T Rowe Price Group Inc 17,684 1,857
Visa Inc 128,107 22,758
$ 86,873
Electric - 2 .92%
AES Corp/The 52,332 1,183
Alliant Energy Corp 19,660 1,042
Ameren Corp 20,244 1,631
American Electric Power Co Inc 40,252 3,480
CenterPoint Energy Inc 49,321 1,390
CMS Energy Corp 22,737 1,324
Consolidated Edison Inc 27,782 2,383
Constellation Energy Corp 25,609 2,130
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 65,226 $ 4,508
DTE Energy Co 15,180 1,746
Duke Energy Corp 60,329 5,612
Edison International 29,886 1,691
Entergy Corp 15,938 1,604
Evergy Inc 17,983 1,068
Eversource Energy 27,144 2,116
Exelon Corp 77,704 2,911
FirstEnergy Corp 42,532 1,574
NextEra Energy Inc 153,942 12,071
NRG Energy Inc 18,425 705
PG&E Corp
(d)
126,057 1,576
Pinnacle West Capital Corp 8,857 571
PPL Corp 57,680 1,462
Public Service Enterprise Group Inc 39,086 2,198
Sempra Energy 24,627 3,692
Southern Co/The 83,287 5,663
WEC Energy Group Inc 24,714 2,210
Xcel Energy Inc 42,857 2,743
$ 70,284
Electrical Components & Equipment - 0 .26%
AMETEK Inc 17,989 2,040
Emerson Electric Co 46,330 3,392
Generac Holdings Inc
(d)
5,001 891
$ 6,323
Electronics - 1 .08%
Agilent Technologies Inc 23,405 2,845
Allegion plc 6,883 617
Amphenol Corp 46,606 3,121
Fortive Corp 27,871 1,625
Garmin Ltd 12,089 971
Honeywell International Inc 52,785 8,813
Keysight Technologies Inc
(d)
14,100 2,219
Mettler-Toledo International Inc
(d)
1,763 1,911
TE Connectivity Ltd 25,061 2,766
Trimble Inc
(d)
19,405 1,053
$ 25,941
Energy - Alternate Sources - 0 .16%
Enphase Energy Inc
(d)
10,612 2,944
SolarEdge Technologies Inc
(d)
4,358 1,009
$ 3,953
Engineering & Construction - 0 .05%
Jacobs Solutions Inc 9,999 1,085
Entertainment - 0 .06%
Caesars Entertainment Inc
(d)
16,800 542
Live Nation Entertainment Inc
(d)
11,133 847
$ 1,389
Environmental Control - 0 .31%
Pentair PLC 12,886 524
Republic Services Inc 16,091 2,189
Waste Management Inc 29,471 4,721
$ 7,434
Food - 1 .18%
Campbell Soup Co 15,780 744
Conagra Brands Inc 37,614 1,227
General Mills Inc 46,676 3,576
Hershey Co/The 11,507 2,537
Hormel Foods Corp 22,676 1,030
J M Smucker Co/The 8,350 1,147
Kellogg Co 19,986 1,392
Kraft Heinz Co/The 62,409 2,081
Kroger Co/The 51,020 2,232
Lamb Weston Holdings Inc 11,262 872
McCormick & Co Inc/MD 19,625 1,399
Mondelez International Inc 107,387 5,888
Sysco Corp 39,918 2,823
Tyson Foods Inc 22,693 1,496
$ 28,444

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .04%
International Paper Co 28,365 $ 899
Gas - 0 .08%
Atmos Energy Corp 10,960 1,116
NiSource Inc 31,805 801
$ 1,917
Hand & Machine Tools - 0 .07%
Snap-on Inc 4,174 841
Stanley Black & Decker Inc 11,583 871
$ 1,712
Healthcare - Products - 3 .75%
Abbott Laboratories 137,209 13,276
ABIOMED Inc
(d)
3,561 875
Align Technology Inc
(d)
5,692 1,179
Baxter International Inc 39,458 2,125
Bio-Techne Corp 3,073 873
Boston Scientific Corp
(d)
112,168 4,344
Cooper Cos Inc/The 3,865 1,020
Danaher Corp 51,296 13,249
DENTSPLY SIRONA Inc 16,881 479
Edwards Lifesciences Corp
(d)
48,573 4,014
Henry Schein Inc
(d)
10,665 701
Hologic Inc
(d)
19,560 1,262
IDEXX Laboratories Inc
(d)
6,524 2,126
Intuitive Surgical Inc
(d)
27,981 5,245
Medtronic PLC 104,107 8,407
PerkinElmer Inc 9,890 1,190
ResMed Inc 11,472 2,504
STERIS PLC 7,836 1,303
Stryker Corp 26,381 5,343
Teleflex Inc 3,675 740
Thermo Fisher Scientific Inc 30,697 15,569
Waters Corp
(d)
4,691 1,264
West Pharmaceutical Services Inc 5,801 1,428
Zimmer Biomet Holdings Inc 16,440 1,719
$ 90,235
Healthcare - Services - 2 .75%
Catalent Inc
(d)
14,041 1,016
Centene Corp
(d)
44,785 3,485
Charles River Laboratories International Inc
(d)
3,985 784
DaVita Inc
(d)
4,365 361
Elevance Health Inc 18,804 8,542
HCA Healthcare Inc 16,868 3,100
Humana Inc 9,915 4,811
IQVIA Holdings Inc
(d)
14,615 2,647
Laboratory Corp of America Holdings 7,084 1,451
Molina Healthcare Inc
(d)
4,553 1,502
Quest Diagnostics Inc 9,137 1,121
UnitedHealth Group Inc 73,288 37,013
Universal Health Services Inc 5,150 454
$ 66,287
Home Builders - 0 .20%
DR Horton Inc 24,776 1,669
Lennar Corp - A Shares 19,980 1,489
NVR Inc
(d)
242 965
PulteGroup Inc 18,139 680
$ 4,803
Home Furnishings - 0 .02%
Whirlpool Corp 4,272 576
Housewares - 0 .02%
Newell Brands Inc 29,490 410
Insurance - 3 .74%
Aflac Inc 45,057 2,532
Allstate Corp/The 21,179 2,637
American International Group Inc 59,581 2,829
Aon PLC 16,526 4,427
Arthur J Gallagher & Co 16,480 2,822
Assurant Inc 4,170 606
Berkshire Hathaway Inc - Class B
(d)
141,410 37,759
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brown & Brown Inc 18,369 $ 1,111
Chubb Ltd 32,724 5,952
Cincinnati Financial Corp 12,473 1,117
Everest Re Group Ltd 3,087 810
Globe Life Inc 7,100 708
Hartford Financial Services Group Inc/The 25,319 1,568
Lincoln National Corp 12,139 533
Loews Corp 15,669 781
Marsh & McLennan Cos Inc 39,100 5,837
MetLife Inc 52,496 3,191
Principal Financial Group Inc 18,162 1,310
Progressive Corp/The 45,829 5,326
Prudential Financial Inc 29,148 2,500
Travelers Cos Inc/The 18,595 2,849
W R Berkley Corp 16,005 1,034
Willis Towers Watson PLC 8,617 1,732
$ 89,971
Internet - 8 .85%
Alphabet Inc - A Shares
(d)
469,794 44,936
Alphabet Inc - C Shares
(d)
420,106 40,393
Amazon.com Inc
(d)
694,440 78,472
Booking Holdings Inc
(d)
3,111 5,112
CDW Corp/DE 10,596 1,654
eBay Inc 43,045 1,585
Etsy Inc
(d)
9,921 993
Expedia Group Inc
(d)
11,912 1,116
F5 Inc
(d)
4,668 676
Match Group Inc
(d)
22,173 1,059
Meta Platforms Inc
(d)
178,694 24,245
Netflix Inc
(d)
34,843 8,203
NortonLifeLock Inc 46,389 934
Twitter Inc
(d)
52,681 2,310
VeriSign Inc
(d)
7,314 1,270
$ 212,958
Iron & Steel - 0 .09%
Nucor Corp 20,512 2,195
Leisure Products & Services - 0 .07%
Carnival Corp
(d)
77,339 544
Norwegian Cruise Line Holdings Ltd
(d)
33,016 375
Royal Caribbean Cruises Ltd
(d)
17,187 651
$ 1,570
Lodging - 0 .33%
Hilton Worldwide Holdings Inc 21,492 2,592
Las Vegas Sands Corp
(d)
25,747 966
Marriott International Inc/MD 21,615 3,029
MGM Resorts International 25,565 760
Wynn Resorts Ltd
(d)
8,110 511
$ 7,858
Machinery - Construction & Mining - 0 .28%
Caterpillar Inc 41,364 6,787
Machinery - Diversified - 0 .77%
Deere & Co 21,791 7,276
Dover Corp 11,248 1,311
IDEX Corp 5,914 1,182
Ingersoll Rand Inc 31,591 1,367
Nordson Corp 4,236 899
Otis Worldwide Corp 32,927 2,101
Rockwell Automation Inc 9,045 1,946
Westinghouse Air Brake Technologies Corp 14,251 1,159
Xylem Inc/NY 14,118 1,233
$ 18,474
Media - 1 .33%
Charter Communications Inc
(d)
8,685 2,635
Comcast Corp - Class A 345,044 10,120
DISH Network Corp
(d)
19,667 272
FactSet Research Systems Inc 2,974 1,190
Fox Corp - A Shares 24,014 737
Fox Corp - B Shares 11,028 314

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 30,213 $ 457
News Corp - B Shares 9,361 144
Paramount Global - Class B 39,566 753
Walt Disney Co/The
(d)
142,838 13,474
Warner Bros Discovery Inc
(d)
173,087 1,990
$ 32,086
Mining - 0 .24%
Freeport-McMoRan Inc 112,043 3,062
Newmont Corp 62,185 2,614
$ 5,676
Miscellaneous Manufacturers - 1 .03%
3M Co 43,376 4,793
A O Smith Corp 10,068 489
Eaton Corp PLC 31,208 4,162
General Electric Co 85,918 5,319
Illinois Tool Works Inc 22,077 3,988
Parker-Hannifin Corp 10,057 2,437
Textron Inc 16,575 966
Trane Technologies PLC 18,157 2,629
$ 24,783
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(d)
4,058 1,063
Oil & Gas - 3 .91%
APA Corp 25,585 875
Chevron Corp 141,099 20,272
ConocoPhillips 99,745 10,208
Coterra Energy Inc 62,337 1,628
Devon Energy Corp 51,303 3,085
Diamondback Energy Inc 13,927 1,678
EOG Resources Inc 45,918 5,130
EQT Corp 28,966 1,180
Exxon Mobil Corp 326,541 28,510
Hess Corp 21,833 2,380
Marathon Oil Corp 53,090 1,199
Marathon Petroleum Corp 39,069 3,881
Occidental Petroleum Corp 58,388 3,588
Phillips 66 37,691 3,042
Pioneer Natural Resources Co 18,700 4,049
Valero Energy Corp 30,869 3,298
$ 94,003
Oil & Gas Services - 0 .31%
Baker Hughes Co 79,271 1,662
Halliburton Co 71,059 1,749
Schlumberger NV 110,818 3,978
$ 7,389
Packaging & Containers - 0 .18%
Amcor PLC 117,744 1,263
Ball Corp 24,628 1,190
Packaging Corp of America 7,345 825
Sealed Air Corp 11,380 507
Westrock Co 19,925 615
$ 4,400
Pharmaceuticals - 6 .57%
AbbVie Inc 138,532 18,592
AmerisourceBergen Corp 12,179 1,648
Becton Dickinson and Co 22,345 4,979
Bristol-Myers Squibb Co 167,299 11,893
Cardinal Health Inc 21,345 1,423
Cigna Corp 23,906 6,633
CVS Health Corp 102,861 9,810
Dexcom Inc
(d)
30,760 2,478
Eli Lilly & Co 61,791 19,980
Johnson & Johnson 205,998 33,652
McKesson Corp 11,261 3,827
Merck & Co Inc 198,485 17,094
Organon & Co 19,927 466
Pfizer Inc 439,735 19,243
Viatris Inc 95,007 810
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 36,680 $ 5,439
$ 157,967
Pipelines - 0 .30%
Kinder Morgan Inc 155,342 2,585
ONEOK Inc 35,012 1,794
Williams Cos Inc/The 95,473 2,733
$ 7,112
Real Estate - 0 .07%
CBRE Group Inc 25,165 1,699
REITs - 2 .68%
Alexandria Real Estate Equities Inc 11,634 1,631
American Tower Corp 36,479 7,832
AvalonBay Communities Inc 10,956 2,018
Boston Properties Inc 11,176 838
Camden Property Trust 8,347 997
Crown Castle Inc 33,929 4,904
Digital Realty Trust Inc 22,519 2,233
Equinix Inc 7,135 4,059
Equity Residential 26,523 1,783
Essex Property Trust Inc 5,102 1,236
Extra Space Storage Inc 10,492 1,812
Federal Realty Investment Trust 5,705 514
Healthpeak Properties Inc 42,276 969
Host Hotels & Resorts Inc 56,012 890
Invitation Homes Inc 45,430 1,534
Iron Mountain Inc 22,776 1,002
Kimco Realty Corp 48,458 892
Mid-America Apartment Communities Inc 9,044 1,403
Prologis Inc 72,286 7,344
Public Storage 12,377 3,624
Realty Income Corp 48,387 2,816
Regency Centers Corp 12,067 650
SBA Communications Corp 8,452 2,406
Simon Property Group Inc 25,649 2,302
UDR Inc 23,931 998
Ventas Inc 31,317 1,258
VICI Properties Inc 75,459 2,252
Vornado Realty Trust 12,622 292
Welltower Inc 36,305 2,335
Weyerhaeuser Co 58,006 1,657
$ 64,481
Retail - 5 .30%
Advance Auto Parts Inc 4,752 743
AutoZone Inc
(d)
1,527 3,271
Bath & Body Works Inc 17,888 583
Best Buy Co Inc 15,703 995
CarMax Inc
(d)
12,472 823
Chipotle Mexican Grill Inc
(d)
2,176 3,270
Costco Wholesale Corp 34,706 16,391
Darden Restaurants Inc 9,605 1,213
Dollar General Corp 17,785 4,266
Dollar Tree Inc
(d)
16,540 2,251
Domino's Pizza Inc 2,812 872
Genuine Parts Co 11,082 1,655
Home Depot Inc/The 80,526 22,220
Lowe's Cos Inc 50,078 9,405
McDonald's Corp 57,645 13,301
O'Reilly Automotive Inc
(d)
4,995 3,513
Ross Stores Inc 27,418 2,311
Starbucks Corp 89,899 7,575
Target Corp 36,331 5,391
TJX Cos Inc/The 91,798 5,702
Tractor Supply Co 8,699 1,617
Ulta Beauty Inc
(d)
4,060 1,629
Walgreens Boots Alliance Inc 56,203 1,765
Walmart Inc 111,681 14,485
Yum! Brands Inc 22,294 2,371
$ 127,618

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 4 .56%
Advanced Micro Devices Inc
(d)
126,485 $ 8,014
Analog Devices Inc 40,729 5,675
Applied Materials Inc 68,163 5,585
Broadcom Inc 31,639 14,048
Intel Corp 321,710 8,290
KLA Corp 11,110 3,362
Lam Research Corp 10,732 3,928
Microchip Technology Inc 43,289 2,642
Micron Technology Inc 86,434 4,330
Monolithic Power Systems Inc 3,481 1,265
NVIDIA Corp 196,191 23,816
NXP Semiconductors NV 20,575 3,035
ON Semiconductor Corp
(d)
33,945 2,116
Qorvo Inc
(d)
8,087 642
QUALCOMM Inc 87,988 9,941
Skyworks Solutions Inc 12,570 1,072
Teradyne Inc 12,285 923
Texas Instruments Inc 71,591 11,081
$ 109,765
Shipbuilding - 0 .03%
Huntington Ingalls Industries Inc 3,130 693
Software - 9 .31%
Activision Blizzard Inc 55,780 4,147
Adobe Inc
(d)
36,669 10,091
Akamai Technologies Inc
(d)
12,456 1,001
ANSYS Inc
(d)
6,822 1,512
Autodesk Inc
(d)
17,023 3,180
Broadridge Financial Solutions Inc 9,185 1,326
Cadence Design Systems Inc
(d)
21,459 3,507
Ceridian HCM Holding Inc
(d)
11,993 670
Citrix Systems Inc 9,772 1,015
Electronic Arts Inc 20,697 2,395
Fidelity National Information Services Inc 47,637 3,600
Fiserv Inc
(d)
50,113 4,689
Intuit Inc 22,101 8,560
Jack Henry & Associates Inc 5,708 1,040
Microsoft Corp 584,333 136,091
MSCI Inc 6,307 2,660
Oracle Corp 119,017 7,268
Paychex Inc 25,097 2,816
Paycom Software Inc
(d)
3,808 1,257
PTC Inc
(d)
8,283 866
Roper Technologies Inc 8,305 2,987
Salesforce Inc
(d)
77,959 11,214
ServiceNow Inc
(d)
15,825 5,976
Synopsys Inc
(d)
11,985 3,662
Take-Two Interactive Software Inc
(d)
12,278 1,338
Tyler Technologies Inc
(d)
3,257 1,132
$ 224,000
Telecommunications - 2 .01%
Arista Networks Inc
(d)
19,311 2,180
AT&T Inc 558,332 8,565
Cisco Systems Inc 324,453 12,978
Corning Inc 59,607 1,730
Juniper Networks Inc 25,275 660
Lumen Technologies Inc 74,630 543
Motorola Solutions Inc 13,076 2,929
T-Mobile US Inc
(d)
47,163 6,328
Verizon Communications Inc 329,052 12,494
$ 48,407
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 10,172 686
Transportation - 1 .45%
CH Robinson Worldwide Inc 9,707 935
CSX Corp 167,770 4,469
Expeditors International of Washington Inc 12,819 1,132
FedEx Corp 18,731 2,781
JB Hunt Transport Services Inc 6,508 1,018
Norfolk Southern Corp 18,403 3,858
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Old Dominion Freight Line Inc 7,181 $ 1,787
Union Pacific Corp 48,930 9,533
United Parcel Service Inc 57,343 9,263
$ 34,776
Water - 0 .08%
American Water Works Co Inc 14,243 1,854
TOTAL COMMON STOCKS $ 2,362,624
Total Investments $ 2,462,826
Other Assets and Liabilities -  (2.35)% (56,651)
TOTAL NET ASSETS - 100.00% $ 2,406,175
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $7,809 or 0.32% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .15%
Consumer, Non-cyclical 22 .07%
Financial 14 .63%
Communications 12 .26%
Consumer, Cyclical 9 .82%
Industrial 7 .52%
Energy 4 .68%
Money Market Funds 3 .94%
Utilities 3 .08%
Basic Materials 1 .98%
Investment Companies 0 .22%
Other Assets and Liabilities
( 2 .35 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 91,329 $ 477,986 $ 474,499 $ 94,816
$ 91,329 $ 477,986 $ 474,499 $ 94,816
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 264 $ — $ — $ —
$ 264 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2022 Long 247 $ 44,479 $ (963)
Total $ (963)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .41 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares Core S&P 500 ETF 1,216 $ 436
Money Market Funds - 6 .17%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
10,834,112 10,834
TOTAL INVESTMENT COMPANIES $ 11,270
COMMON STOCKS - 92 .75 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 2,114 $ 54
Omnicom Group Inc 1,107 70
$ 124
Aerospace & Defense - 1 .51%
Boeing Co/The
(c)
3,016 365
General Dynamics Corp 1,216 258
Howmet Aerospace Inc 1,999 62
L3Harris Technologies Inc 1,034 215
Lockheed Martin Corp 1,275 493
Northrop Grumman Corp 786 370
Raytheon Technologies Corp 7,981 653
Teledyne Technologies Inc
(c)
253 85
TransDigm Group Inc 278 146
$ 2,647
Agriculture - 0 .76%
Altria Group Inc 9,733 393
Archer-Daniels-Midland Co 3,030 244
Philip Morris International Inc 8,376 695
$ 1,332
Airlines - 0 .18%
Alaska Air Group Inc
(c)
685 27
American Airlines Group Inc
(c)
3,511 42
Delta Air Lines Inc
(c)
3,464 97
Southwest Airlines Co
(c)
3,206 99
United Airlines Holdings Inc
(c)
1,766 58
$ 323
Apparel - 0 .39%
NIKE Inc 6,830 568
Ralph Lauren Corp 233 20
Tapestry Inc 1,361 39
VF Corp 1,784 53
$ 680
Automobile Manufacturers - 2 .63%
Cummins Inc 762 155
Ford Motor Co 21,342 239
General Motors Co 7,879 253
PACCAR Inc 1,879 157
Tesla Inc
(c)
14,393 3,818
$ 4,622
Automobile Parts & Equipment - 0 .09%
Aptiv PLC
(c)
1,464 115
BorgWarner Inc 1,281 40
$ 155
Banks - 4 .28%
Bank of America Corp 37,780 1,141
Bank of New York Mellon Corp/The 3,975 153
Citigroup Inc 10,465 436
Citizens Financial Group Inc 2,678 92
Comerica Inc 706 50
Fifth Third Bancorp 3,708 119
First Republic Bank/CA 987 129
Goldman Sachs Group Inc/The 1,845 541
Huntington Bancshares Inc/OH 7,793 103
JPMorgan Chase & Co 15,847 1,656
KeyCorp 5,040 81
M&T Bank Corp 950 168
Morgan Stanley 7,238 572
Northern Trust Corp 1,127 96
PNC Financial Services Group Inc/The 2,218 331
Regions Financial Corp 5,049 101
Signature Bank/New York NY 340 51
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
State Street Corp 1,986 $ 121
SVB Financial Group
(c)
318 107
Truist Financial Corp 7,171 312
US Bancorp 7,306 295
Wells Fargo & Co 20,498 824
Zions Bancorp NA 815 41
$ 7,520
Beverages - 1 .74%
Brown-Forman Corp - B Shares 988 66
Coca-Cola Co/The 21,034 1,178
Constellation Brands Inc 861 198
Keurig Dr Pepper Inc 4,591 164
Molson Coors Beverage Co 1,017 49
Monster Beverage Corp
(c)
2,079 181
PepsiCo Inc 7,458 1,217
$ 3,053
Biotechnology - 1 .59%
Amgen Inc 2,890 651
Biogen Inc
(c)
785 210
Bio-Rad Laboratories Inc
(c)
116 48
Corteva Inc 3,885 222
Gilead Sciences Inc 6,773 418
Illumina Inc
(c)
849 162
Incyte Corp
(c)
999 67
Moderna Inc
(c)
1,819 215
Regeneron Pharmaceuticals Inc
(c)
579 399
Vertex Pharmaceuticals Inc
(c)
1,385 401
$ 2,793
Building Materials - 0 .39%
Carrier Global Corp 4,549 162
Fortune Brands Home & Security Inc 700 38
Johnson Controls International plc 3,723 183
Martin Marietta Materials Inc 336 108
Masco Corp 1,220 57
Mohawk Industries Inc
(c)
285 26
Vulcan Materials Co 718 113
$ 687
Chemicals - 1 .52%
Air Products and Chemicals Inc 1,197 279
Albemarle Corp 632 167
Celanese Corp 539 49
CF Industries Holdings Inc 1,077 104
Dow Inc 3,882 170
DuPont de Nemours Inc 2,708 136
Eastman Chemical Co 664 47
Ecolab Inc 1,340 193
FMC Corp 681 72
International Flavors & Fragrances Inc 1,378 125
Linde PLC 2,693 726
LyondellBasell Industries NV 1,376 104
Mosaic Co/The 1,867 90
PPG Industries Inc 1,271 141
Sherwin-Williams Co/The 1,274 261
$ 2,664
Commercial Services - 1 .79%
Automatic Data Processing Inc 2,246 508
Cintas Corp 465 181
CoStar Group Inc
(c)
2,140 149
Equifax Inc 661 113
FleetCor Technologies Inc
(c)
406 72
Gartner Inc
(c)
428 119
Global Payments Inc 1,499 162
MarketAxess Holdings Inc 204 45
Moody's Corp 853 207
Nielsen Holdings PLC 1,943 54
PayPal Holdings Inc
(c)
6,249 538
Quanta Services Inc 773 99
Robert Half International Inc 593 45
Rollins Inc 1,251 43

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
S&P Global Inc 1,841 $ 562
United Rentals Inc
(c)
379 102
Verisk Analytics Inc 849 145
$ 3,144
Computers - 7 .78%
Accenture PLC - Class A 3,418 879
Apple Inc 81,639 11,283
Cognizant Technology Solutions Corp 2,799 161
DXC Technology Co
(c)
1,243 30
EPAM Systems Inc
(c)
309 112
Fortinet Inc
(c)
3,538 174
Hewlett Packard Enterprise Co 7,021 84
HP Inc 4,919 123
International Business Machines Corp 4,881 580
Leidos Holdings Inc 738 65
NetApp Inc 1,188 73
Seagate Technology Holdings PLC 1,057 56
Western Digital Corp
(c)
1,692 55
$ 13,675
Consumer Products - 0 .26%
Avery Dennison Corp 440 72
Church & Dwight Co Inc 1,313 94
Clorox Co/The 666 85
Kimberly-Clark Corp 1,824 205
$ 456
Cosmetics & Personal Care - 1 .26%
Colgate-Palmolive Co 4,509 317
Estee Lauder Cos Inc/The 1,252 270
Procter & Gamble Co/The 12,914 1,630
$ 2,217
Distribution & Wholesale - 0 .30%
Copart Inc
(c)
1,156 123
Fastenal Co 3,104 143
LKQ Corp 1,408 66
Pool Corp 214 68
WW Grainger Inc 243 119
$ 519
Diversified Financial Services - 3 .41%
American Express Co 3,243 438
Ameriprise Financial Inc 585 147
BlackRock Inc 814 448
Capital One Financial Corp 2,075 191
Cboe Global Markets Inc 573 67
Charles Schwab Corp/The 8,251 593
CME Group Inc 1,942 344
Discover Financial Services 1,477 134
Franklin Resources Inc 1,534 33
Intercontinental Exchange Inc 3,018 273
Invesco Ltd 2,458 34
Mastercard Inc 4,612 1,311
Nasdaq Inc 1,833 104
Raymond James Financial Inc 1,050 104
Synchrony Financial 2,604 74
T Rowe Price Group Inc 1,221 128
Visa Inc 8,837 1,570
$ 5,993
Electric - 2 .76%
AES Corp/The 3,608 81
Alliant Energy Corp 1,356 72
Ameren Corp 1,396 112
American Electric Power Co Inc 2,776 240
CenterPoint Energy Inc 3,401 96
CMS Energy Corp 1,568 91
Consolidated Edison Inc 1,917 164
Constellation Energy Corp 1,766 147
Dominion Energy Inc 4,498 311
DTE Energy Co 1,047 120
Duke Energy Corp 4,161 387
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Edison International 2,061 $ 117
Entergy Corp 1,099 111
Evergy Inc 1,240 74
Eversource Energy 1,873 146
Exelon Corp 5,359 201
FirstEnergy Corp 2,934 108
NextEra Energy Inc 10,617 832
NRG Energy Inc 1,272 49
PG&E Corp
(c)
8,694 109
Pinnacle West Capital Corp 611 39
PPL Corp 3,977 101
Public Service Enterprise Group Inc 2,696 152
Sempra Energy 1,698 255
Southern Co/The 5,744 391
WEC Energy Group Inc 1,705 152
Xcel Energy Inc 2,956 189
$ 4,847
Electrical Components & Equipment - 0 .25%
AMETEK Inc 1,241 141
Emerson Electric Co 3,196 234
Generac Holdings Inc
(c)
345 61
$ 436
Electronics - 1 .02%
Agilent Technologies Inc 1,615 196
Allegion plc 474 43
Amphenol Corp 3,216 215
Fortive Corp 1,924 112
Garmin Ltd 834 67
Honeywell International Inc 3,642 608
Keysight Technologies Inc
(c)
974 153
Mettler-Toledo International Inc
(c)
121 131
TE Connectivity Ltd 1,729 191
Trimble Inc
(c)
1,340 73
$ 1,789
Energy - Alternate Sources - 0 .15%
Enphase Energy Inc
(c)
731 203
SolarEdge Technologies Inc
(c)
300 69
$ 272
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 691 75
Entertainment - 0 .05%
Caesars Entertainment Inc
(c)
1,158 37
Live Nation Entertainment Inc
(c)
768 59
$ 96
Environmental Control - 0 .29%
Pentair PLC 890 36
Republic Services Inc 1,111 151
Waste Management Inc 2,033 326
$ 513
Food - 1 .12%
Campbell Soup Co 1,088 51
Conagra Brands Inc 2,594 85
General Mills Inc 3,220 247
Hershey Co/The 793 175
Hormel Foods Corp 1,564 71
J M Smucker Co/The 577 79
Kellogg Co 1,379 96
Kraft Heinz Co/The 4,304 144
Kroger Co/The 3,520 154
Lamb Weston Holdings Inc 778 60
McCormick & Co Inc/MD 1,354 96
Mondelez International Inc 7,408 406
Sysco Corp 2,754 195
Tyson Foods Inc 1,566 103
$ 1,962
Forest Products & Paper - 0 .04%
International Paper Co 1,958 62

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 756 $ 77
NiSource Inc 2,193 55
$ 132
Hand & Machine Tools - 0 .07%
Snap-on Inc 287 58
Stanley Black & Decker Inc 800 60
$ 118
Healthcare - Products - 3 .54%
Abbott Laboratories 9,463 916
ABIOMED Inc
(c)
245 60
Align Technology Inc
(c)
393 81
Baxter International Inc 2,722 147
Bio-Techne Corp 212 60
Boston Scientific Corp
(c)
7,736 300
Cooper Cos Inc/The 266 70
Danaher Corp 3,538 914
DENTSPLY SIRONA Inc 1,165 33
Edwards Lifesciences Corp
(c)
3,349 277
Henry Schein Inc
(c)
736 48
Hologic Inc
(c)
1,349 87
IDEXX Laboratories Inc
(c)
450 147
Intuitive Surgical Inc
(c)
1,931 362
Medtronic PLC 7,181 580
PerkinElmer Inc 682 82
ResMed Inc 791 173
STERIS PLC 541 90
Stryker Corp 1,819 368
Teleflex Inc 254 51
Thermo Fisher Scientific Inc 2,116 1,073
Waters Corp
(c)
323 87
West Pharmaceutical Services Inc 399 98
Zimmer Biomet Holdings Inc 1,134 119
$ 6,223
Healthcare - Services - 2 .60%
Catalent Inc
(c)
969 70
Centene Corp
(c)
3,090 241
Charles River Laboratories International Inc
(c)
275 54
DaVita Inc
(c)
302 25
Elevance Health Inc 1,297 589
HCA Healthcare Inc 1,165 214
Humana Inc 683 331
IQVIA Holdings Inc
(c)
1,009 183
Laboratory Corp of America Holdings 489 100
Molina Healthcare Inc
(c)
314 104
Quest Diagnostics Inc 632 78
UnitedHealth Group Inc 5,055 2,553
Universal Health Services Inc 356 31
$ 4,573
Home Builders - 0 .19%
DR Horton Inc 1,710 115
Lennar Corp - A Shares 1,379 103
NVR Inc
(c)
17 68
PulteGroup Inc 1,252 47
$ 333
Home Furnishings - 0 .02%
Whirlpool Corp 296 40
Housewares - 0 .02%
Newell Brands Inc 2,033 28
Insurance - 3 .53%
Aflac Inc 3,108 175
Allstate Corp/The 1,462 182
American International Group Inc 4,110 195
Aon PLC 1,140 305
Arthur J Gallagher & Co 1,137 195
Assurant Inc 288 42
Berkshire Hathaway Inc - Class B
(c)
9,753 2,604
Brown & Brown Inc 1,267 77
Chubb Ltd 2,258 411
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Cincinnati Financial Corp 860 $ 77
Everest Re Group Ltd 213 56
Globe Life Inc 489 49
Hartford Financial Services Group Inc/The 1,748 108
Lincoln National Corp 839 37
Loews Corp 1,081 54
Marsh & McLennan Cos Inc 2,697 403
MetLife Inc 3,622 220
Principal Financial Group Inc 1,254 90
Progressive Corp/The 3,161 367
Prudential Financial Inc 2,011 172
Travelers Cos Inc/The 1,283 197
W R Berkley Corp 1,105 71
Willis Towers Watson PLC 595 120
$ 6,207
Internet - 8 .36%
Alphabet Inc - A Shares
(c)
32,404 3,100
Alphabet Inc - C Shares
(c)
28,978 2,786
Amazon.com Inc
(c)
47,898 5,413
Booking Holdings Inc
(c)
215 353
CDW Corp/DE 731 114
eBay Inc 2,970 109
Etsy Inc
(c)
684 69
Expedia Group Inc
(c)
821 77
F5 Inc
(c)
323 47
Match Group Inc
(c)
1,530 73
Meta Platforms Inc
(c)
12,326 1,672
Netflix Inc
(c)
2,402 566
NortonLifeLock Inc 3,198 64
Twitter Inc
(c)
3,635 159
VeriSign Inc
(c)
506 88
$ 14,690
Iron & Steel - 0 .09%
Nucor Corp 1,416 151
Leisure Products & Services - 0 .06%
Carnival Corp
(c)
5,334 37
Norwegian Cruise Line Holdings Ltd
(c)
2,276 26
Royal Caribbean Cruises Ltd
(c)
1,186 45
$ 108
Lodging - 0 .31%
Hilton Worldwide Holdings Inc 1,483 179
Las Vegas Sands Corp
(c)
1,777 67
Marriott International Inc/MD 1,490 209
MGM Resorts International 1,764 52
Wynn Resorts Ltd
(c)
560 35
$ 542
Machinery - Construction & Mining - 0 .27%
Caterpillar Inc 2,854 468
Machinery - Diversified - 0 .72%
Deere & Co 1,503 502
Dover Corp 776 90
IDEX Corp 408 82
Ingersoll Rand Inc 2,180 94
Nordson Corp 292 62
Otis Worldwide Corp 2,272 145
Rockwell Automation Inc 624 134
Westinghouse Air Brake Technologies Corp 983 80
Xylem Inc/NY 974 85
$ 1,274
Media - 1 .26%
Charter Communications Inc
(c)
599 182
Comcast Corp - Class A 23,801 698
DISH Network Corp
(c)
1,356 19
FactSet Research Systems Inc 204 82
Fox Corp - A Shares 1,657 51
Fox Corp - B Shares 762 22
News Corp - A Shares 2,085 31
News Corp - B Shares 648 10

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Paramount Global - Class B 2,730 $ 52
Walt Disney Co/The
(c)
9,852 929
Warner Bros Discovery Inc
(c)
11,938 137
$ 2,213
Mining - 0 .22%
Freeport-McMoRan Inc 7,730 211
Newmont Corp 4,289 181
$ 392
Miscellaneous Manufacturers - 0 .97%
3M Co 2,992 331
A O Smith Corp 695 34
Eaton Corp PLC 2,152 287
General Electric Co 5,928 367
Illinois Tool Works Inc 1,524 275
Parker-Hannifin Corp 693 168
Textron Inc 1,144 67
Trane Technologies PLC 1,254 181
$ 1,710
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(c)
280 73
Oil & Gas - 3 .69%
APA Corp 1,766 60
Chevron Corp 9,733 1,398
ConocoPhillips 6,881 704
Coterra Energy Inc 4,301 112
Devon Energy Corp 3,539 213
Diamondback Energy Inc 961 116
EOG Resources Inc 3,167 354
EQT Corp 1,997 81
Exxon Mobil Corp
(d)
22,524 1,967
Hess Corp 1,506 164
Marathon Oil Corp 3,663 83
Marathon Petroleum Corp 2,695 268
Occidental Petroleum Corp 4,028 247
Phillips 66 2,600 210
Pioneer Natural Resources Co 1,289 279
Valero Energy Corp 2,130 228
$ 6,484
Oil & Gas Services - 0 .29%
Baker Hughes Co 5,467 115
Halliburton Co 4,900 121
Schlumberger NV 7,642 274
$ 510
Packaging & Containers - 0 .17%
Amcor PLC 8,120 87
Ball Corp 1,699 82
Packaging Corp of America 507 57
Sealed Air Corp 785 35
Westrock Co 1,373 43
$ 304
Pharmaceuticals - 6 .20%
AbbVie Inc 9,555 1,282
AmerisourceBergen Corp 840 114
Becton Dickinson and Co 1,541 343
Bristol-Myers Squibb Co 11,538 820
Cardinal Health Inc 1,472 98
Cigna Corp 1,649 458
CVS Health Corp 7,094 677
Dexcom Inc
(c)
2,122 171
Eli Lilly & Co 4,261 1,378
Johnson & Johnson 14,208 2,321
McKesson Corp 777 264
Merck & Co Inc 13,689 1,179
Organon & Co 1,375 32
Pfizer Inc 30,330 1,327
Viatris Inc 6,552 56
Zoetis Inc 2,531 375
$ 10,895
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .28%
Kinder Morgan Inc 10,713 $ 178
ONEOK Inc 2,415 124
Williams Cos Inc/The 6,584 189
$ 491
Real Estate - 0 .07%
CBRE Group Inc 1,736 117
REITs - 2 .53%
Alexandria Real Estate Equities Inc 803 113
American Tower Corp 2,515 540
AvalonBay Communities Inc 756 139
Boston Properties Inc 771 58
Camden Property Trust 575 69
Crown Castle Inc 2,340 338
Digital Realty Trust Inc 1,553 154
Equinix Inc 491 279
Equity Residential 1,831 123
Essex Property Trust Inc 352 85
Extra Space Storage Inc 724 125
Federal Realty Investment Trust 394 35
Healthpeak Properties Inc 2,915 67
Host Hotels & Resorts Inc 3,862 61
Invitation Homes Inc 3,133 106
Iron Mountain Inc 1,571 69
Kimco Realty Corp 3,341 62
Mid-America Apartment Communities Inc 623 97
Prologis Inc 4,985 506
Public Storage 853 250
Realty Income Corp 3,337 194
Regency Centers Corp 835 45
SBA Communications Corp 582 166
Simon Property Group Inc 1,769 159
UDR Inc 1,650 69
Ventas Inc 2,161 87
VICI Properties Inc 5,204 155
Vornado Realty Trust 870 20
Welltower Inc 2,504 161
Weyerhaeuser Co 4,002 114
$ 4,446
Retail - 5 .01%
Advance Auto Parts Inc 328 51
AutoZone Inc
(c)
105 225
Bath & Body Works Inc 1,235 40
Best Buy Co Inc 1,084 69
CarMax Inc
(c)
861 57
Chipotle Mexican Grill Inc
(c)
150 225
Costco Wholesale Corp 2,393 1,130
Darden Restaurants Inc 663 84
Dollar General Corp 1,227 294
Dollar Tree Inc
(c)
1,142 155
Domino's Pizza Inc 194 60
Genuine Parts Co 764 114
Home Depot Inc/The 5,554 1,533
Lowe's Cos Inc 3,455 649
McDonald's Corp 3,976 917
O'Reilly Automotive Inc
(c)
345 243
Ross Stores Inc 1,893 160
Starbucks Corp 6,200 522
Target Corp 2,506 372
TJX Cos Inc/The 6,331 393
Tractor Supply Co 601 112
Ulta Beauty Inc
(c)
280 112
Walgreens Boots Alliance Inc 3,876 122
Walmart Inc 7,702 999
Yum! Brands Inc 1,538 164
$ 8,802
Semiconductors - 4 .31%
Advanced Micro Devices Inc
(c)
8,726 553
Analog Devices Inc 2,810 392
Applied Materials Inc 4,703 385

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Broadcom Inc 2,182 $ 969
Intel Corp 22,189 572
KLA Corp 766 232
Lam Research Corp 740 271
Microchip Technology Inc 2,986 182
Micron Technology Inc 5,963 299
Monolithic Power Systems Inc 239 87
NVIDIA Corp 13,531 1,642
NXP Semiconductors NV 1,419 209
ON Semiconductor Corp
(c)
2,341 146
Qorvo Inc
(c)
559 44
QUALCOMM Inc 6,068 686
Skyworks Solutions Inc 867 74
Teradyne Inc 848 64
Texas Instruments Inc 4,939 764
$ 7,571
Shipbuilding - 0 .03%
Huntington Ingalls Industries Inc 215 48
Software - 8 .79%
Activision Blizzard Inc 3,848 286
Adobe Inc
(c)
2,529 696
Akamai Technologies Inc
(c)
860 69
ANSYS Inc
(c)
470 104
Autodesk Inc
(c)
1,174 219
Broadridge Financial Solutions Inc 634 92
Cadence Design Systems Inc
(c)
1,481 242
Ceridian HCM Holding Inc
(c)
827 46
Citrix Systems Inc 674 70
Electronic Arts Inc 1,429 165
Fidelity National Information Services Inc 3,287 248
Fiserv Inc
(c)
3,457 324
Intuit Inc 1,523 590
Jack Henry & Associates Inc 394 72
Microsoft Corp
(d)
40,302 9,386
MSCI Inc 435 184
Oracle Corp 8,210 501
Paychex Inc 1,731 194
Paycom Software Inc
(c)
262 87
PTC Inc
(c)
571 60
Roper Technologies Inc 572 206
Salesforce Inc
(c)
5,377 773
ServiceNow Inc
(c)
1,091 412
Synopsys Inc
(c)
825 252
Take-Two Interactive Software Inc
(c)
848 92
Tyler Technologies Inc
(c)
224 78
$ 15,448
Telecommunications - 1 .90%
Arista Networks Inc
(c)
1,332 150
AT&T Inc 38,511 591
Cisco Systems Inc 22,378 895
Corning Inc 4,110 119
Juniper Networks Inc 1,740 45
Lumen Technologies Inc 5,146 38
Motorola Solutions Inc 901 202
T-Mobile US Inc
(c)
3,253 436
Verizon Communications Inc 22,696 862
$ 3,338
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 702 47
Transportation - 1 .37%
CH Robinson Worldwide Inc 671 65
CSX Corp 11,573 308
Expeditors International of Washington Inc 885 78
FedEx Corp 1,292 192
JB Hunt Transport Services Inc 450 70
Norfolk Southern Corp 1,269 266
Old Dominion Freight Line Inc 495 123
Union Pacific Corp 3,376 658
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
United Parcel Service Inc 3,955 $ 639
$ 2,399
Water - 0 .07%
American Water Works Co Inc 982 128
TOTAL COMMON STOCKS $ 162,959
TOTAL PURCHASED OPTIONS - 2.43% $ 4,260
Total Investments $ 178,489
Other Assets and Liabilities -  (1.59)% (2,796)
TOTAL NET ASSETS - 100.00% $ 175,693
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,235 or 1.27% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 20 .92%
Consumer, Non-cyclical 20 .86%
Financial 13 .82%
Communications 11 .59%
Consumer, Cyclical 9 .28%
Industrial 7 .10%
Money Market Funds 6 .17%
Energy 4 .41%
Utilities 2 .90%
Purchased Options 2 .43%
Basic Materials 1 .87%
Investment Companies 0 .24%
Other Assets and Liabilities
( 1 .59 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 16,905 $ 66,288 $ 72,359 $ 10,834
$ 16,905 $ 66,288 $ 72,359 $ 10,834
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 65 $ — $ — $ —
$ 65 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 60 $ 6 $ 4,000 .00 10/24/2022 $ 323 $ 17 $ (306)
Put - S&P 500 Index N/A 200 20 $ 3,780 .00 10/24/2022 1,736 4,243 2,507
Total $ 2,059 $ 4,260 $ 2,201
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 60 $ 6 $ 4,020 .00 10/24/2022 $ (281) $ (14) $ 267
Put - S&P 500 Index N/A 200 20 $ 3,730 .00 10/24/2022 (1,417) (3,535) (2,118)
Total $ (1,698) $ (3,549) $ (1,851)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2022 Long 14 $ 2,521 $ (370)
Total $ (370)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .10 % Shares Held Value (000's)
Money Market Funds - 0 .10%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
581,096 $ 581
TOTAL INVESTMENT COMPANIES $ 581
COMMON STOCKS - 99 .60 % Shares Held Value (000's)
Aerospace & Defense - 8 .26%
HEICO Corp - Class A 176,910 $ 20,277
TransDigm Group Inc 48,599 25,506
$ 45,783
Banks - 0 .80%
First Republic Bank/CA 33,877 4,423
Beverages - 0 .08%
Brown-Forman Corp - B Shares 6,369 424
Building Materials - 4 .73%
Martin Marietta Materials Inc 22,132 7,128
Summit Materials Inc
(c)
123,857 2,968
Vulcan Materials Co 102,402 16,150
$ 26,246
Chemicals - 0 .94%
Air Products and Chemicals Inc 13,521 3,147
Perimeter Solutions SA
(c)
258,847 2,073
Perimeter Solutions SA - Warrants
(c)
97,671 19
$ 5,239
Commercial Services - 9 .09%
Block Inc
(c)
7,909 435
CoStar Group Inc
(c)
360,814 25,131
Gartner Inc
(c)
24,220 6,701
Moody's Corp 27,329 6,644
TransUnion 90,649 5,393
Verisk Analytics Inc 35,727 6,092
$ 50,396
Distribution & Wholesale - 5 .54%
Copart Inc
(c)
209,721 22,314
Fastenal Co 182,051 8,382
$ 30,696
Diversified Financial Services - 0 .54%
Brookfield Asset Management Reinsurance
Partners Ltd
(c)
4,484 183
Credit Acceptance Corp
(c)
6,467 2,833
$ 3,016
Electric - 3 .83%
Brookfield Infrastructure Partners LP 383,764 13,777
Brookfield Renewable Corp 68,238 2,230
Brookfield Renewable Partners LP 167,815 5,253
$ 21,260
Electronics - 1 .98%
Agilent Technologies Inc 61,482 7,473
Mettler-Toledo International Inc
(c)
3,232 3,504
$ 10,977
Entertainment - 3 .72%
Live Nation Entertainment Inc
(c)
160,973 12,241
Vail Resorts Inc 38,844 8,376
$ 20,617
Healthcare - Products - 0 .98%
IDEXX Laboratories Inc
(c)
16,732 5,451
Home Builders - 2 .56%
Lennar Corp - A Shares 79,979 5,962
Lennar Corp - B Shares 1,155 69
NVR Inc
(c)
2,042 8,142
$ 14,173
Insurance - 8 .82%
Aon PLC 14,689 3,935
Arch Capital Group Ltd
(c)
148,285 6,753
Brown & Brown Inc 230,698 13,953
Fidelity National Financial Inc 29,349 1,062
Markel Corp
(c)
14,158 15,350
Progressive Corp/The 67,368 7,829
$ 48,882
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 2 .85%
VeriSign Inc
(c)
60,095 $ 10,438
Wix.com Ltd
(c)
68,704 5,375
$ 15,813
Lodging - 4 .38%
Hilton Worldwide Holdings Inc 163,516 19,723
Hyatt Hotels Corp
(c)
56,735 4,593
$ 24,316
Machinery - Diversified - 0 .47%
Cognex Corp 33,446 1,387
Enovis Corp
(c)
15,325 706
Esab Corp 15,325 511
$ 2,604
Media - 2 .39%
Liberty Broadband Corp - A Shares
(c)
17,247 1,286
Liberty Broadband Corp - C Shares
(c)
49,863 3,680
Liberty Media Corp-Liberty Formula One - A
Shares
(c)
15,460 812
Liberty Media Corp-Liberty Formula One - C
Shares
(c)
128,170 7,498
$ 13,276
Private Equity - 8 .74%
Ares Management Corp 41,780 2,588
Brookfield Asset Management Inc 634,570 25,948
KKR & Co Inc 368,196 15,832
Onex Corp 89,296 4,111
$ 48,479
Real Estate - 2 .24%
CBRE Group Inc 127,774 8,626
Howard Hughes Corp/The
(c)
52,901 2,930
Kennedy-Wilson Holdings Inc 55,276 855
$ 12,411
REITs - 3 .13%
SBA Communications Corp 60,898 17,335
Retail - 10 .85%
CarMax Inc
(c)
211,103 13,937
Dollar General Corp 37,388 8,968
Domino's Pizza Inc 32,064 9,946
O'Reilly Automotive Inc
(c)
33,880 23,830
Ross Stores Inc 41,347 3,484
$ 60,165
Semiconductors - 1 .54%
Microchip Technology Inc 139,873 8,536
Software - 11 .14%
ANSYS Inc
(c)
18,401 4,080
Autodesk Inc
(c)
66,607 12,442
Black Knight Inc
(c)
161,255 10,438
Guidewire Software Inc
(c)
93,676 5,769
HubSpot Inc
(c)
279 75
MSCI Inc 9,218 3,888
Roper Technologies Inc 39,405 14,172
Tyler Technologies Inc
(c)
31,336 10,889
$ 61,753
TOTAL COMMON STOCKS $ 552,271
Total Investments $ 552,852
Other Assets and Liabilities -  0.30% 1,664
TOTAL NET ASSETS - 100.00% $ 554,516
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
MidCap Account
September 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 27 .05%
Financial 24 .27%
Industrial 15 .44%
Technology 12 .68%
Consumer, Non-cyclical 10 .15%
Communications 5 .24%
Utilities 3 .83%
Basic Materials 0 .94%
Money Market Funds 0 .10%
Other Assets and Liabilities
0 .30%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 1,988 $ 47,585 $ 48,992 $ 581
$ 1,988 $ 47,585 $ 48,992 $ 581
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .18 % Shares Held Value (000's)
Money Market Funds - 2 .18%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
3,098,274 $ 3,098
TOTAL INVESTMENT COMPANIES $ 3,098
COMMON STOCKS - 98 .17 % Shares Held Value (000's)
Aerospace & Defense - 0 .77%
Raytheon Technologies Corp 13,419 $ 1,098
Apparel - 1 .31%
Deckers Outdoor Corp
(c)
4,634 1,449
NIKE Inc 5,033 418
$ 1,867
Automobile Manufacturers - 1 .47%
Cummins Inc 3,628 738
PACCAR Inc 16,196 1,356
$ 2,094
Automobile Parts & Equipment - 0 .18%
Magna International Inc 5,516 262
Banks - 4 .86%
First Republic Bank/CA 9,572 1,250
JPMorgan Chase & Co 21,340 2,230
Morgan Stanley 20,966 1,656
PNC Financial Services Group Inc/The 11,987 1,791
$ 6,927
Beverages - 1 .61%
Keurig Dr Pepper Inc 64,162 2,298
Chemicals - 3 .21%
Air Products and Chemicals Inc 5,613 1,306
Albemarle Corp 6,772 1,791
FMC Corp 14,002 1,480
$ 4,577
Commercial Services - 1 .31%
Morningstar Inc 4,234 899
PayPal Holdings Inc
(c)
11,146 959
$ 1,858
Computers - 5 .57%
Apple Inc 57,359 7,927
Consumer Products - 0 .91%
Church & Dwight Co Inc 13,523 966
WD-40 Co 1,878 330
$ 1,296
Diversified Financial Services - 7 .55%
Ameriprise Financial Inc 6,688 1,685
BlackRock Inc 1,111 611
Charles Schwab Corp/The 19,363 1,392
Discover Financial Services 6,125 557
Nasdaq Inc 36,561 2,072
Visa Inc 24,939 4,431
$ 10,748
Electric - 4 .40%
Constellation Energy Corp 27,234 2,266
NextEra Energy Inc 31,158 2,443
Xcel Energy Inc 24,429 1,563
$ 6,272
Electronics - 0 .55%
Honeywell International Inc 4,671 780
Energy - Alternate Sources - 0 .64%
Enphase Energy Inc
(c)
3,279 910
Environmental Control - 1 .41%
Republic Services Inc 14,782 2,011
Food - 0 .69%
Simply Good Foods Co/The
(c)
30,676 981
Healthcare - Products - 3 .80%
Abbott Laboratories 20,632 1,996
Cooper Cos Inc/The 1,623 428
Edwards Lifesciences Corp
(c)
6,785 561
Medtronic PLC 6,849 553
Thermo Fisher Scientific Inc 3,704 1,879
$ 5,417
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 3 .00%
UnitedHealth Group Inc 8,469 $ 4,277
Home Furnishings - 0 .21%
Sonos Inc
(c)
21,383 297
Insurance - 2 .55%
Fidelity National Financial Inc 7,640 276
Marsh & McLennan Cos Inc 10,924 1,631
Progressive Corp/The 14,827 1,723
$ 3,630
Internet - 6 .77%
Alphabet Inc - A Shares
(c)
53,362 5,104
Amazon.com Inc
(c)
29,991 3,389
Meta Platforms Inc
(c)
8,483 1,151
$ 9,644
Machinery - Construction & Mining - 0 .63%
Epiroc AB - A Shares 62,542 895
Machinery - Diversified - 0 .85%
Deere & Co 3,643 1,216
Media - 2 .82%
Comcast Corp - Class A 54,743 1,606
Nexstar Media Group Inc 9,951 1,660
Walt Disney Co/The
(c)
8,012 756
$ 4,022
Miscellaneous Manufacturers - 1 .55%
Parker-Hannifin Corp 5,802 1,406
Trane Technologies PLC 5,525 800
$ 2,206
Oil & Gas - 5 .26%
Chevron Corp 22,236 3,195
EOG Resources Inc 20,767 2,320
Helmerich & Payne Inc 10,139 375
Marathon Petroleum Corp 16,079 1,597
$ 7,487
Pharmaceuticals - 7 .82%
Bristol-Myers Squibb Co 16,043 1,140
CVS Health Corp 25,392 2,422
Eli Lilly & Co 6,803 2,200
Merck & Co Inc 20,223 1,742
Pfizer Inc 41,614 1,821
Roche Holding AG ADR 36,504 1,483
SIGA Technologies Inc 32,663 336
$ 11,144
REITs - 3 .17%
Alexandria Real Estate Equities Inc 7,209 1,011
American Tower Corp 4,336 931
Extra Space Storage Inc 3,684 636
Host Hotels & Resorts Inc 87,642 1,392
Prologis Inc 5,393 548
$ 4,518
Retail - 6 .47%
Chipotle Mexican Grill Inc
(c)
700 1,052
Costco Wholesale Corp 3,647 1,722
Home Depot Inc/The 4,133 1,141
Lululemon Athletica Inc
(c)
2,168 606
O'Reilly Automotive Inc
(c)
2,480 1,744
Papa John's International Inc 9,640 675
Starbucks Corp 4,767 402
Target Corp 5,260 781
Tractor Supply Co 5,904 1,097
$ 9,220
Semiconductors - 3 .78%
Broadcom Inc 6,098 2,708
Lam Research Corp 2,461 901
Microchip Technology Inc 14,703 897
NVIDIA Corp 7,229 877
$ 5,383

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 9 .32%
Adobe Inc
(c)
4,685 $ 1,289
Fair Isaac Corp
(c)
3,719 1,532
Microsoft Corp 29,431 6,854
Roper Technologies Inc 3,928 1,413
Salesforce Inc
(c)
5,990 862
ServiceNow Inc
(c)
1,952 737
Veeva Systems Inc
(c)
3,515 580
$ 13,267
Telecommunications - 1 .76%
T-Mobile US Inc
(c)
18,689 2,508
Transportation - 1 .97%
Expeditors International of Washington Inc 16,523 1,459
Union Pacific Corp 6,899 1,344
$ 2,803
TOTAL COMMON STOCKS $ 139,840
Total Investments $ 142,938
Other Assets and Liabilities -  (0.35)% (504)
TOTAL NET ASSETS - 100.00% $ 142,434
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 19 .14%
Technology 18 .67%
Financial 18 .13%
Communications 11 .35%
Consumer, Cyclical 9 .64%
Industrial 7 .73%
Energy 5 .90%
Utilities 4 .40%
Basic Materials 3 .21%
Money Market Funds 2 .18%
Other Assets and Liabilities
( 0 .35 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 1,996 $ 35,776 $ 34,674 $ 3,098
$ 1,996 $ 35,776 $ 34,674 $ 3,098
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 20 $ — $ — $ —
$ 20 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .30%
Blue Chip Fund
(a)
39,893 $ 1,073
Core Fixed Income Fund
(a)
1,495,178 12,470
Diversified International Fund
(a)
131,603 1,346
Diversified Real Asset Fund
(a)
72,623 811
International Small Company Fund
(a)
30,458 246
LargeCap Growth Fund I
(a)
75,420 1,070
MidCap Fund
(a)
23,334 695
MidCap Value Fund I
(a)
48,797 721
Origin Emerging Markets Fund
(a)
36,007 310
SmallCap Growth Fund I
(a)
19,406 226
SmallCap Value Fund II
(a)
21,305 225
$ 19,193
Principal Funds, Inc. Institutional Class - 42 .72%
Equity Income Fund
(a)
35,110 1,140
High Income Fund
(a)
297,736 2,299
Inflation Protection Fund
(a)
300,903 2,407
LargeCap S&P 500 Index Fund
(a)
60,687 1,120
LargeCap Value Fund III
(a)
70,169 1,162
Overseas Fund
(a)
76,296 633
Short-Term Income Fund
(a)
485,198 5,551
$ 14,312
TOTAL INVESTMENT COMPANIES $ 33,505
Total Investments $ 33,505
Other Assets and Liabilities -  (0.02)% (6)
TOTAL NET ASSETS - 100.00% $ 33,499
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 71 .87%
Domestic Equity Funds 22 .18%
International Equity Funds 3 .55%
Specialty Funds 2 .42%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 1,514 $ 384 $ 283 $ 1,073
Core Fixed Income Fund 11,735 4,460 1,647 12,470
Diversified International Fund 2,492 406 952 1,346
Diversified Real Asset Fund 857 214 115 811
Equity Income Fund 1,414 331 294 1,140
High Income Fund 2,654 784 644 2,299
Inflation Protection Fund 2,288 784 307 2,407
International Small Company Fund 463 75 169 246
LargeCap Growth Fund I 1,456 442 265 1,070
LargeCap S&P 500 Index Fund 943 699 206 1,120
LargeCap Value Fund III 1,432 323 372 1,162
MidCap Fund 721 361 152 695
MidCap Value Fund I 728 261 139 721
Origin Emerging Markets Fund 612 99 224 310
Overseas Fund 1,046 172 417 633
Short-Term Income Fund 6,237 1,431 1,735 5,551
SmallCap Growth Fund I 329 86 83 226
SmallCap Value Fund II 380 74 174 225
$ 37,301 $ 11,386 $ 8,178 $ 33,505
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 12 $ — $ (554)
Core Fixed Income Fund 240 (18) — (2,060)
Diversified International Fund — (5) — (595)
Diversified Real Asset Fund 30 — — (145)
Equity Income Fund 17 (2) — (309)
High Income Fund 105 (38) — (457)
Inflation Protection Fund — (2) — (356)
International Small Company Fund — (1) — (122)
LargeCap Growth Fund I — (1) — (562)
LargeCap S&P 500 Index Fund — (5) — (311)
LargeCap Value Fund III — — — (221)
MidCap Fund — (3) — (232)
MidCap Value Fund I — (1) — (128)
Origin Emerging Markets Fund — (24) — (153)
Overseas Fund — 30 — (198)
Short-Term Income Fund 67 (31) — (351)
SmallCap Growth Fund I — (4) — (102)
SmallCap Value Fund II — (3) — (52)
$ 459 $ (96) $ — $ (6,908)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .02%
Blue Chip Fund
(a)
238,924 $ 6,425
Core Fixed Income Fund
(a)
6,061,059 50,549
Diversified International Fund
(a)
802,728 8,212
Diversified Real Asset Fund
(a)
324,411 3,620
International Small Company Fund
(a)
178,803 1,443
LargeCap Growth Fund I
(a)
451,677 6,409
MidCap Fund
(a)
137,511 4,097
MidCap Value Fund I
(a)
287,592 4,248
Origin Emerging Markets Fund
(a)
199,660 1,719
SmallCap Growth Fund I
(a)
111,088 1,295
SmallCap Value Fund II
(a)
122,054 1,291
$ 89,308
Principal Funds, Inc. Institutional Class - 39 .98%
Equity Income Fund
(a)
210,246 6,829
High Income Fund
(a)
1,126,335 8,695
Inflation Protection Fund
(a)
1,148,821 9,191
LargeCap S&P 500 Index Fund
(a)
363,588 6,708
LargeCap Value Fund III
(a)
420,176 6,958
Overseas Fund
(a)
476,150 3,952
Short-Term Income Fund
(a)
1,500,485 17,166
$ 59,499
TOTAL INVESTMENT COMPANIES $ 148,807
Total Investments $ 148,807
Other Assets and Liabilities -  0.00% (6)
TOTAL NET ASSETS - 100.00% $ 148,801
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 63 .05%
Domestic Equity Funds 29 .74%
International Equity Funds 4 .78%
Specialty Funds 2 .43%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 10,286 $ 1,309 $ 1,651 $ 6,425
Core Fixed Income Fund 56,952 9,914 7,005 50,549
Diversified International Fund 17,182 714 5,668 8,212
Diversified Real Asset Fund 4,441 376 530 3,620
Equity Income Fund 9,547 1,029 1,769 6,829
High Income Fund 11,542 1,832 2,614 8,695
Inflation Protection Fund 9,938 1,895 1,184 9,191
International Small Company Fund 3,202 132 1,083 1,443
LargeCap Growth Fund I 9,881 1,750 1,570 6,409
LargeCap S&P 500 Index Fund 7,019 2,964 1,199 6,708
LargeCap Value Fund III 9,686 979 2,299 6,958
MidCap Fund 4,866 1,628 883 4,097
MidCap Value Fund I 4,804 1,071 817 4,248
Origin Emerging Markets Fund 4,052 173 1,403 1,719
Overseas Fund 7,232 305 2,481 3,952
Short-Term Income Fund 20,827 1,552 3,972 17,166
SmallCap Growth Fund I 2,257 284 557 1,295
SmallCap Value Fund II 2,624 217 1,198 1,291
$ 196,338 $ 28,124 $ 37,883 $ 148,807
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (85) $ — $ (3,434)
Core Fixed Income Fund 1,062 (50) — (9,262)
Diversified International Fund — (202) — (3,814)
Diversified Real Asset Fund 138 (7) — (660)
Equity Income Fund 107 10 — (1,988)
High Income Fund 428 (229) — (1,836)
Inflation Protection Fund — (1) — (1,457)
International Small Company Fund — (8) — (800)
LargeCap Growth Fund I — (35) — (3,617)
LargeCap S&P 500 Index Fund — (72) — (2,004)
LargeCap Value Fund III — 26 — (1,434)
MidCap Fund — (10) — (1,504)
MidCap Value Fund I — (8) — (802)
Origin Emerging Markets Fund — (237) — (866)
Overseas Fund — 71 — (1,175)
Short-Term Income Fund 218 (103) — (1,138)
SmallCap Growth Fund I — (30) — (659)
SmallCap Value Fund II — 193 — (545)
$ 1,953 $ (777) $ — $ (36,995)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 71 .89%
Blue Chip Fund
(a)
492,194 $ 13,235
Core Fixed Income Fund
(a)
9,268,200 77,297
Diversified International Fund
(a)
1,749,571 17,898
International Small Company Fund
(a)
401,488 3,240
LargeCap Growth Fund I
(a)
930,737 13,207
MidCap Fund
(a)
285,096 8,493
MidCap Value Fund I
(a)
595,825 8,800
Origin Emerging Markets Fund
(a)
439,895 3,788
Real Estate Securities Fund
(a)
215,157 5,388
SmallCap Growth Fund I
(a)
239,551 2,793
SmallCap Value Fund II
(a)
263,065 2,783
$ 156,922
Principal Funds, Inc. Institutional Class - 28 .11%
Equity Income Fund
(a)
432,864 14,059
High Income Fund
(a)
1,384,548 10,689
LargeCap S&P 500 Index Fund
(a)
747,951 13,800
LargeCap Value Fund III
(a)
864,922 14,323
Overseas Fund
(a)
1,022,480 8,486
$ 61,357
TOTAL INVESTMENT COMPANIES $ 218,279
Total Investments $ 218,279
Other Assets and Liabilities -  0.00% (6)
TOTAL NET ASSETS - 100.00% $ 218,273
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 48 .51%
Domestic Equity Funds 44 .38%
International Equity Funds 7 .11%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 18,828 $ 3,194 $ 2,198 $ 13,235
Core Fixed Income Fund 75,243 20,412 5,339 77,297
Diversified International Fund 30,127 3,106 7,568 17,898
Equity Income Fund 17,520 2,570 2,247 14,059
High Income Fund 12,009 2,820 1,888 10,689
International Small Company Fund 5,494 576 1,266 3,240
LargeCap Growth Fund I 18,132 4,077 2,157 13,207
LargeCap S&P 500 Index Fund 14,218 5,023 1,386 13,800
LargeCap Value Fund III 17,751 2,476 3,186 14,323
MidCap Fund 9,037 3,446 1,124 8,493
MidCap Value Fund I 9,030 2,363 1,011 8,800
Origin Emerging Markets Fund 6,897 746 1,732 3,788
Overseas Fund 12,705 1,318 3,253 8,486
Real Estate Securities Fund 6,948 867 395 5,388
SmallCap Growth Fund I 4,201 705 812 2,793
SmallCap Value Fund II 4,729 594 1,857 2,783
$ 262,869 $ 54,293 $ 37,419 $ 218,279
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 6 $ — $ (6,595)
Core Fixed Income Fund 1,494 (14) — (13,005)
Diversified International Fund — (31) — (7,736)
Equity Income Fund 203 6 — (3,790)
High Income Fund 475 (100) — (2,152)
International Small Company Fund — (3) — (1,561)
LargeCap Growth Fund I — (21) — (6,824)
LargeCap S&P 500 Index Fund — (35) — (4,020)
LargeCap Value Fund III — 37 — (2,755)
MidCap Fund — (4) — (2,862)
MidCap Value Fund I — (1) — (1,581)
Origin Emerging Markets Fund — (237) — (1,886)
Overseas Fund — (6) — (2,278)
Real Estate Securities Fund 107 (3) — (2,029)
SmallCap Growth Fund I — 10 — (1,311)
SmallCap Value Fund II — (8) — (675)
$ 2,279 $ (404) $ — $ (61,060)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .48%
Blue Chip Fund
(a)
332,076 $ 8,930
Core Fixed Income Fund
(a)
1,938,018 16,163
Diversified International Fund
(a)
1,195,638 12,232
International Small Company Fund
(a)
270,924 2,186
LargeCap Growth Fund I
(a)
627,822 8,909
MidCap Value Fund I
(a)
401,632 5,932
Origin Emerging Markets Fund
(a)
312,117 2,687
Real Estate Securities Fund
(a)
108,834 2,725
SmallCap Growth Fund I
(a)
161,720 1,886
SmallCap Value Fund II
(a)
177,624 1,879
$ 63,529
Principal Funds, Inc. Institutional Class - 40 .53%
Equity Income Fund
(a)
292,148 9,489
High Income Fund
(a)
421,509 3,254
LargeCap S&P 500 Index Fund
(a)
504,974 9,317
LargeCap Value Fund III
(a)
583,806 9,668
MidCap Growth Fund III
(a)
574,777 5,730
Overseas Fund
(a)
702,440 5,830
$ 43,288
TOTAL INVESTMENT COMPANIES $ 106,817
Total Investments $ 106,817
Other Assets and Liabilities -  (0.01)% (6)
TOTAL NET ASSETS - 100.00% $ 106,811
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60 .35%
Fixed Income Funds 29 .63%
International Equity Funds 10 .03%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 12,123 $ 2,843 $ 1,726 $ 8,930
Core Fixed Income Fund 15,320 5,097 1,585 16,163
Diversified International Fund 20,086 2,389 4,969 12,232
Equity Income Fund 11,451 2,206 1,648 9,489
High Income Fund 3,188 1,027 339 3,254
International Small Company Fund 3,746 440 934 2,186
LargeCap Growth Fund I 11,740 3,364 1,698 8,909
LargeCap S&P 500 Index Fund 10,541 2,693 1,126 9,317
LargeCap Value Fund III 11,567 1,756 1,838 9,668
MidCap Growth Fund III 5,719 2,938 1,061 5,730
MidCap Value Fund I 6,149 1,792 939 5,932
Origin Emerging Markets Fund 4,844 578 1,224 2,687
Overseas Fund 8,472 1,024 2,086 5,830
Real Estate Securities Fund 3,552 482 279 2,725
SmallCap Growth Fund I 2,690 479 439 1,886
SmallCap Value Fund II 2,988 410 1,073 1,879
$ 134,176 $ 29,518 $ 22,964 $ 106,817
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (9) $ — $ (4,301)
Core Fixed Income Fund 306 (2) — (2,667)
Diversified International Fund — — — (5,274)
Equity Income Fund 135 (5) — (2,515)
High Income Fund 135 — — (622)
International Small Company Fund — 5 — (1,071)
LargeCap Growth Fund I — (6) — (4,491)
LargeCap S&P 500 Index Fund — (12) — (2,779)
LargeCap Value Fund III — 8 — (1,825)
MidCap Growth Fund III — 1 — (1,867)
MidCap Value Fund I — 1 — (1,071)
Origin Emerging Markets Fund — 9 — (1,520)
Overseas Fund — (4) — (1,576)
Real Estate Securities Fund 54 — — (1,030)
SmallCap Growth Fund I — — — (844)
SmallCap Value Fund II — 2 — (448)
$ 630 $ (12) $ — $ (33,901)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54 .88%
Blue Chip Fund
(a)
186,286 $ 5,009
Core Fixed Income Fund
(a)
214,707 1,791
Diversified International Fund
(a)
653,295 6,683
International Small Company Fund
(a)
146,887 1,185
LargeCap Growth Fund I
(a)
352,152 4,997
MidCap Value Fund I
(a)
224,914 3,322
Origin Emerging Markets Fund
(a)
175,585 1,512
Real Estate Securities Fund
(a)
53,070 1,329
SmallCap Growth Fund I
(a)
88,904 1,036
SmallCap Value Fund II
(a)
97,620 1,033
$ 27,897
Principal Funds, Inc. Institutional Class - 45 .13%
Equity Income Fund
(a)
163,934 5,325
High Income Fund
(a)
75,569 583
LargeCap S&P 500 Index Fund
(a)
283,358 5,228
LargeCap Value Fund III
(a)
327,632 5,426
MidCap Growth Fund III
(a)
321,777 3,208
Overseas Fund
(a)
382,419 3,174
$ 22,944
TOTAL INVESTMENT COMPANIES $ 50,841
Total Investments $ 50,841
Other Assets and Liabilities -  (0.01)% (5)
TOTAL NET ASSETS - 100.00% $ 50,836
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 70 .65%
Fixed Income Funds 17 .82%
International Equity Funds 11 .54%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 7,059 $ 1,812 $ 1,352 $ 5,009
Core Fixed Income Fund 1,075 1,364 403 1,791
Diversified International Fund 11,412 1,628 3,346 6,683
Equity Income Fund 6,664 1,433 1,320 5,325
High Income Fund 277 471 84 583
International Small Company Fund 2,119 300 630 1,185
LargeCap Growth Fund I 6,840 2,112 1,336 4,997
LargeCap S&P 500 Index Fund 6,537 1,347 1,014 5,228
LargeCap Value Fund III 6,720 1,111 1,364 5,426
MidCap Growth Fund III 3,418 1,749 853 3,208
MidCap Value Fund I 3,646 1,081 794 3,322
Origin Emerging Markets Fund 2,787 394 789 1,512
Overseas Fund 4,760 696 1,401 3,174
Real Estate Securities Fund 1,815 260 231 1,329
SmallCap Growth Fund I 1,572 297 340 1,036
SmallCap Value Fund II 1,830 259 796 1,033
$ 68,531 $ 16,314 $ 16,053 $ 50,841
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (38) $ — $ (2,472)
Core Fixed Income Fund 27 (5) — (240)
Diversified International Fund — (11) — (3,000)
Equity Income Fund 77 (3) — (1,449)
High Income Fund 18 (1) — (80)
International Small Company Fund — 3 — (607)
LargeCap Growth Fund I — (45) — (2,574)
LargeCap S&P 500 Index Fund — (31) — (1,611)
LargeCap Value Fund III — 10 — (1,051)
MidCap Growth Fund III — 5 — (1,111)
MidCap Value Fund I — 4 — (615)
Origin Emerging Markets Fund — 17 — (897)
Overseas Fund — 1 — (882)
Real Estate Securities Fund 27 — — (515)
SmallCap Growth Fund I — 13 — (506)
SmallCap Value Fund II — 3 — (263)
$ 149 $ (78) $ — $ (17,873)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54 .68%
Blue Chip Fund
(a)
48,714 $ 1,310
Core Fixed Income Fund
(a)
56,578 472
Diversified International Fund
(a)
169,159 1,731
International Small Company Fund
(a)
38,317 309
LargeCap Growth Fund I
(a)
91,986 1,305
MidCap Value Fund I
(a)
59,224 875
Origin Emerging Markets Fund
(a)
44,761 385
Real Estate Securities Fund
(a)
13,806 346
SmallCap Growth Fund I
(a)
23,578 275
SmallCap Value Fund II
(a)
25,900 274
$ 7,282
Principal Funds, Inc. Institutional Class - 45 .37%
Equity Income Fund
(a)
42,957 1,395
High Income Fund
(a)
19,997 154
LargeCap S&P 500 Index Fund
(a)
74,169 1,369
LargeCap Value Fund III
(a)
85,890 1,422
MidCap Growth Fund III
(a)
84,545 843
Overseas Fund
(a)
103,331 858
$ 6,041
TOTAL INVESTMENT COMPANIES $ 13,323
Total Investments $ 13,323
Other Assets and Liabilities -  (0.05)% (6)
TOTAL NET ASSETS - 100.00% $ 13,317
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 70 .70%
Fixed Income Funds 17 .70%
International Equity Funds 11 .65%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 1,767 $ 571 $ 389 $ 1,310
Core Fixed Income Fund 282 350 96 472
Diversified International Fund 2,858 567 928 1,731
Equity Income Fund 1,667 481 377 1,395
High Income Fund 98 118 37 154
International Small Company Fund 535 104 175 309
LargeCap Growth Fund I 1,712 647 386 1,305
LargeCap S&P 500 Index Fund 1,697 394 294 1,369
LargeCap Value Fund III 1,685 397 388 1,422
MidCap Growth Fund III 841 528 250 843
MidCap Value Fund I 907 356 228 875
Origin Emerging Markets Fund 690 138 220 385
Overseas Fund 1,245 243 390 858
Real Estate Securities Fund 457 94 72 346
SmallCap Growth Fund I 389 104 93 275
SmallCap Value Fund II 454 95 208 274
$ 17,284 $ 5,187 $ 4,531 $ 13,323
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1) $ — $ (638)
Core Fixed Income Fund 7 (1) — (63)
Diversified International Fund — 1 — (767)
Equity Income Fund 19 — — (376)
High Income Fund 6 — — (25)
International Small Company Fund — — — (155)
LargeCap Growth Fund I — (2) — (666)
LargeCap S&P 500 Index Fund — (1) — (427)
LargeCap Value Fund III — — — (272)
MidCap Growth Fund III — — — (276)
MidCap Value Fund I — — — (160)
Origin Emerging Markets Fund — — — (223)
Overseas Fund — — — (240)
Real Estate Securities Fund 7 — — (133)
SmallCap Growth Fund I — — — (125)
SmallCap Value Fund II — — — (67)
$ 39 $ (4) $ — $ (4,613)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .35%
Blue Chip Fund
(a)
29,519 $ 794
Core Fixed Income Fund
(a)
1,100,377 9,177
Diversified International Fund
(a)
93,860 960
Diversified Real Asset Fund
(a)
55,261 617
International Small Company Fund
(a)
22,582 182
LargeCap Growth Fund I
(a)
55,805 792
MidCap Fund
(a)
17,098 509
MidCap Value Fund I
(a)
35,773 528
Origin Emerging Markets Fund
(a)
27,203 234
SmallCap Growth Fund I
(a)
14,098 165
SmallCap Value Fund II
(a)
15,480 164
$ 14,122
Principal Funds, Inc. Institutional Class - 42 .67%
Equity Income Fund
(a)
25,991 844
High Income Fund
(a)
218,567 1,687
Inflation Protection Fund
(a)
222,501 1,780
LargeCap S&P 500 Index Fund
(a)
44,921 829
LargeCap Value Fund III
(a)
51,949 860
Overseas Fund
(a)
55,884 464
Short-Term Income Fund
(a)
353,316 4,042
$ 10,506
TOTAL INVESTMENT COMPANIES $ 24,628
Total Investments $ 24,628
Other Assets and Liabilities -  (0.02)% (5)
TOTAL NET ASSETS - 100.00% $ 24,623
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 71 .67%
Domestic Equity Funds 22 .28%
International Equity Funds 3 .57%
Specialty Funds 2 .50%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 1,174 $ 286 $ 254 $ 794
Core Fixed Income Fund 9,487 3,104 1,822 9,177
Diversified International Fund 1,957 258 803 960
Diversified Real Asset Fund 719 139 128 617
Equity Income Fund 1,128 218 265 844
High Income Fund 2,146 534 610 1,687
Inflation Protection Fund 1,850 545 338 1,780
International Small Company Fund 375 48 145 182
LargeCap Growth Fund I 1,144 330 252 792
LargeCap S&P 500 Index Fund 844 436 202 829
LargeCap Value Fund III 1,134 212 317 860
MidCap Fund 626 219 148 509
MidCap Value Fund I 630 177 179 528
Origin Emerging Markets Fund 502 63 191 234
Overseas Fund 833 109 351 464
Short-Term Income Fund 5,043 916 1,627 4,042
SmallCap Growth Fund I 254 57 67 165
SmallCap Value Fund II 287 48 129 164
$ 30,133 $ 7,699 $ 7,828 $ 24,628
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (2) $ — $ (410)
Core Fixed Income Fund 182 (16) — (1,576)
Diversified International Fund — (3) — (449)
Diversified Real Asset Fund 23 (1) — (112)
Equity Income Fund 13 (5) — (232)
High Income Fund 80 (27) — (356)
Inflation Protection Fund — (1) — (276)
International Small Company Fund — — — (96)
LargeCap Growth Fund I — (3) — (427)
LargeCap S&P 500 Index Fund — (5) — (244)
LargeCap Value Fund III — 1 — (170)
MidCap Fund — (5) — (183)
MidCap Value Fund I — — — (100)
Origin Emerging Markets Fund — (21) — (119)
Overseas Fund — 6 — (133)
Short-Term Income Fund 51 (25) — (265)
SmallCap Growth Fund I — 1 — (80)
SmallCap Value Fund II — 1 — (43)
$ 349 $ (105) $ — $ (5,271)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .08 % Shares Held Value (000's)
Money Market Funds - 1 .08%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
1,416,163 $ 1,416
TOTAL INVESTMENT COMPANIES $ 1,416
COMMON STOCKS - 98 .55 % Shares Held Value (000's)
Entertainment - 1 .49%
Marriott Vacations Worldwide Corp 16,185 $ 1,972
Lodging - 0 .34%
Travel + Leisure Co 13,149 449
REITs - 96 .72%
Agree Realty Corp 30,053 2,031
Alexandria Real Estate Equities Inc 36,314 5,091
American Assets Trust Inc 15,284 393
American Homes 4 Rent 152,199 4,994
American Tower Corp 19,680 4,225
Apartment Income REIT Corp 70,195 2,711
Apple Hospitality REIT Inc 80,965 1,138
AvalonBay Communities Inc 40,190 7,403
Brandywine Realty Trust 36,597 247
Broadstone Net Lease Inc 111,569 1,733
Cousins Properties Inc 81,059 1,893
CubeSmart 96,960 3,884
DiamondRock Hospitality Co 137,415 1,032
Digital Realty Trust Inc 14,960 1,484
Equinix Inc 12,335 7,017
Equity LifeStyle Properties Inc 64,647 4,062
Equity Residential 19,590 1,317
Essex Property Trust Inc 23,936 5,798
Extra Space Storage Inc 39,300 6,787
First Industrial Realty Trust Inc 69,193 3,101
Healthcare Realty Trust Inc 84,879 1,770
InvenTrust Properties Corp 32,532 694
Invitation Homes Inc 165,241 5,580
Kilroy Realty Corp 53,267 2,243
Medical Properties Trust Inc 109,278 1,296
NETSTREIT Corp 47,886 853
Park Hotels & Resorts Inc 2,345 26
Prologis Inc 82,802 8,413
Public Storage 10,670 3,124
Regency Centers Corp 60,266 3,245
Rexford Industrial Realty Inc 71,484 3,717
Sabra Health Care REIT Inc 132,197 1,734
Saul Centers Inc 15,747 590
Simon Property Group Inc 16,376 1,470
STORE Capital Corp 89,033 2,789
Sun Communities Inc 39,066 5,287
Terreno Realty Corp 50,835 2,694
Ventas Inc 143,546 5,766
VICI Properties Inc 218,018 6,508
Welltower Inc 49,808 3,204
$ 127,344
TOTAL COMMON STOCKS $ 129,765
Total Investments $ 131,181
Other Assets and Liabilities -  0.37% 482
TOTAL NET ASSETS - 100.00% $ 131,663
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 96 .72%
Consumer, Cyclical 1 .83%
Money Market Funds 1 .08%
Other Assets and Liabilities
0 .37%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 2,129 $ 18,254 $ 18,967 $ 1,416
$ 2,129 $ 18,254 $ 18,967 $ 1,416
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .26 % Shares Held Value (000's)
Money Market Funds - 1 .23%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
6,686,761 $ 6,687
Principal Exchange-Traded Funds - 7 .17%
Principal U.S. Mega-Cap ETF
(a)
950,807 32,099
Principal U.S. Small-Cap Multi-Factor ETF
(a)
188,600 6,944
$ 39,043
Principal Funds, Inc. Class R-6 - 46 .67%
Blue Chip Fund
(a)
2,297,579 61,782
Core Fixed Income Fund
(a)
7,482,382 62,403
Diversified International Fund
(a)
2,492,731 25,501
Diversified Real Asset Fund
(a)
2,207,104 24,631
Global Real Estate Securities Fund
(a)
305,688 2,528
High Yield Fund
(a)
2,486,032 15,140
International Small Company Fund
(a)
680,801 5,494
LargeCap Growth Fund I
(a)
656,757 9,319
Origin Emerging Markets Fund
(a)
2,296,262 19,771
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,208,687 27,659
$ 254,228
Principal Funds, Inc. Institutional Class - 28 .31%
Bond Market Index Fund
(a)
5,928,046 49,736
Finisterre Emerging Markets Total Return Bond
Fund
(a)
892,333 7,165
Inflation Protection Fund
(a)
1,472,805 11,783
LargeCap Value Fund III
(a)
971,558 16,089
Overseas Fund
(a)
1,002,294 8,319
Principal Capital Appreciation Fund
(a)
838,391 43,169
Short-Term Income Fund
(a)
1,570,821 17,970
$ 154,231
Principal Variable Contracts Funds, Inc.  Class 1 - 16 .88%
Equity Income Account
(a)
2,283,580 54,167
Government & High Quality Bond Account
(a)
1,775,434 14,363
MidCap Account
(a)
494,169 23,443
$ 91,973
TOTAL INVESTMENT COMPANIES $ 546,162
Total Investments $ 546,162
Other Assets and Liabilities -  (0.26)% (1,390)
TOTAL NET ASSETS - 100.00% $ 544,772
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 45 .33%
Fixed Income Funds 42 .55%
International Equity Funds 6 .63%
Specialty Funds 4 .52%
Money Market Funds 1 .23%
Other Assets and Liabilities
( 0 .26 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
September 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 76,921 $ 19,497 $ 5,757 $ 61,782
Bond Market Index Fund — 52,102 — 49,736
Core Fixed Income Fund 82,384 13,654 20,048 62,403
Diversified International Fund 19,142 15,400 996 25,501
Diversified Real Asset Fund 37,643 1,586 10,118 24,631
Edge MidCap Fund 17,925 80 15,373 —
Equity Income Account 62,100 18,222 5,976 54,167
Finisterre Emerging Markets Total Return Bond Fund 23,011 767 13,388 7,165
Global Real Estate Securities Fund 17,302 44 12,844 2,528
Government & High Quality Bond Account 26,575 15,654 23,974 14,363
High Yield Fund 16,203 6,778 4,527 15,140
Inflation Protection Fund — 12,665 — 11,783
International Small Company Fund 9,488 3,727 4,167 5,494
LargeCap Growth Fund I 31,328 1,945 14,430 9,319
LargeCap Value Fund III 37,659 101 17,995 16,089
MidCap Account 7,624 24,106 620 23,443
Origin Emerging Markets Fund 48,422 890 19,088 19,771
Overseas Fund 7,286 7,709 4,006 8,319
Principal Capital Appreciation Fund 13,047 42,812 2,730 43,169
Principal Government Money Market Fund - Institutional Class 2.80% 22,974 26,635 42,922 6,687
Principal Investment Grade Corporate Active ETF 10,054 — 8,817 —
Principal U.S. Mega-Cap ETF 66,858 — 22,768 32,099
Principal U.S. Small-Cap Multi-Factor ETF 52,810 — 40,485 6,944
Short-Term Income Fund 25,640 306 6,669 17,970
Spectrum Preferred and Capital Securities Income Fund 32,072 4,217 3,311 27,659
$ 744,468 $ 268,897 $ 301,009 $ 546,162
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,919 $ — $ (30,798)
Bond Market Index Fund — — — (2,366)
Core Fixed Income Fund 1,583 (2,078) — (11,509)
Diversified International Fund — (202) — (7,843)
Diversified Real Asset Fund 943 195 — (4,675)
Edge MidCap Fund — 1,884 — (4,516)
Equity Income Account 2,560 3,314 5,153 (23,493)
Finisterre Emerging Markets Total Return Bond Fund 718 (1,959) — (1,266)
Global Real Estate Securities Fund — 3,058 — (5,032)
Government & High Quality Bond Account 264 (2,453) — (1,439)
High Yield Fund 784 (471) — (2,843)
Inflation Protection Fund — — — (882)
International Small Company Fund — (1,134) — (2,420)
LargeCap Growth Fund I — (3,983) — (5,541)
LargeCap Value Fund III — (754) — (2,922)
MidCap Account 57 (115) 1,943 (7,552)
Origin Emerging Markets Fund — (2,273) — (8,180)
Overseas Fund — (616) — (2,054)
Principal Capital Appreciation Fund — (711) — (9,249)
Principal Government Money Market Fund - Institutional Class 2.80% 49 — — —
Principal Investment Grade Corporate Active ETF 136 (1,220) — (17)
Principal U.S. Mega-Cap ETF 436 8,505 — (20,496)
Principal U.S. Small-Cap Multi-Factor ETF 114 12,059 — (17,440)
Short-Term Income Fund 232 (133) — (1,174)
Spectrum Preferred and Capital Securities Income Fund 1,042 (271) — (5,048)
$ 8,918 $ 12,561 $ 7,096 $ (178,755)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .92 % Shares Held Value (000's)
Money Market Funds - 1 .77%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
2,847,739 $ 2,848
Principal Exchange-Traded Funds - 4 .36%
Principal U.S. Mega-Cap ETF
(a)
169,230 5,713
Principal U.S. Small-Cap Multi-Factor ETF
(a)
35,200 1,296
$ 7,009
Principal Funds, Inc. Class R-6 - 46 .49%
Blue Chip Fund
(a)
478,447 12,865
Core Fixed Income Fund
(a)
3,875,271 32,320
Diversified International Fund
(a)
444,373 4,546
Diversified Real Asset Fund
(a)
394,189 4,399
Global Real Estate Securities Fund
(a)
109,636 907
High Yield Fund
(a)
786,958 4,793
International Small Company Fund
(a)
127,451 1,028
Origin Emerging Markets Fund
(a)
411,923 3,547
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,206,819 10,403
$ 74,808
Principal Funds, Inc. Institutional Class - 31 .99%
Bond Market Index Fund
(a)
2,925,292 24,543
Finisterre Emerging Markets Total Return Bond
Fund
(a)
477,450 3,834
Inflation Protection Fund
(a)
712,175 5,697
Overseas Fund
(a)
124,060 1,030
Principal Capital Appreciation Fund
(a)
164,014 8,445
Short-Term Income Fund
(a)
692,841 7,926
$ 51,475
Principal Variable Contracts Funds, Inc.  Class 1 - 16 .31%
Equity Income Account
(a)
583,154 13,832
Government & High Quality Bond Account
(a)
1,018,628 8,241
MidCap Account
(a)
88,126 4,181
$ 26,254
TOTAL INVESTMENT COMPANIES $ 162,394
Total Investments $ 162,394
Other Assets and Liabilities -  (0.92)% (1,478)
TOTAL NET ASSETS - 100.00% $ 160,916
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 63 .59%
Domestic Equity Funds 28 .79%
International Equity Funds 4 .04%
Specialty Funds 2 .73%
Money Market Funds 1 .77%
Other Assets and Liabilities
( 0 .92 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 14,840 $ 5,231 $ 1,515 $ 12,865
Bond Market Index Fund — 25,796 — 24,543
Core Fixed Income Fund 37,543 5,677 4,519 32,320
Diversified International Fund 2,019 4,072 226 4,546
Diversified Real Asset Fund 9,800 363 4,935 4,399
Edge MidCap Fund 3,423 138 3,067 —
Equity Income Account 11,346 8,120 896 13,832
Finisterre Emerging Markets Total Return Bond Fund 11,778 529 6,973 3,834
Global Real Estate Securities Fund 6,822 58 5,187 907
Government & High Quality Bond Account 12,152 7,499 9,582 8,241
High Yield Fund 7,943 3,406 5,140 4,793
Inflation Protection Fund — 6,245 60 5,697
International Small Company Fund 2,398 263 966 1,028
LargeCap Growth Fund I 6,046 655 5,164 —
LargeCap Value Fund III 5,183 2,180 7,066 —
MidCap Account 2,215 3,372 61 4,181
Origin Emerging Markets Fund 8,855 146 3,547 3,547
Overseas Fund 1,520 1,555 1,621 1,030
Principal Capital Appreciation Fund 2,022 10,442 1,727 8,445
Principal Government Money Market Fund - Institutional Class 2.80% 4,910 13,614 15,676 2,848
Principal Investment Grade Corporate Active ETF 4,686 436 4,570 —
Principal U.S. Mega-Cap ETF 12,575 — 4,707 5,713
Principal U.S. Small-Cap Multi-Factor ETF 7,265 — 5,198 1,296
Short-Term Income Fund 12,127 322 3,918 7,926
Spectrum Preferred and Capital Securities Income Fund 16,125 734 4,165 10,403
$ 203,593 $ 100,853 $ 100,486 $ 162,394
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 496 $ — $ (6,187)
Bond Market Index Fund — — — (1,253)
Core Fixed Income Fund 732 (489) — (5,892)
Diversified International Fund — (45) — (1,274)
Diversified Real Asset Fund 189 108 — (937)
Edge MidCap Fund — 356 — (850)
Equity Income Account 647 137 1,302 (4,875)
Finisterre Emerging Markets Total Return Bond Fund 333 (811) — (689)
Global Real Estate Securities Fund — 1,002 — (1,788)
Government & High Quality Bond Account 135 (1,040) — (788)
High Yield Fund 356 (471) — (945)
Inflation Protection Fund — (2) — (486)
International Small Company Fund — (220) — (447)
LargeCap Growth Fund I — (1,268) — (269)
LargeCap Value Fund III — (217) — (80)
MidCap Account 10 (14) 339 (1,331)
Origin Emerging Markets Fund — (430) — (1,477)
Overseas Fund — (210) — (214)
Principal Capital Appreciation Fund — (409) — (1,883)
Principal Government Money Market Fund - Institutional Class 2.80% 18 — — —
Principal Investment Grade Corporate Active ETF 62 (543) — (9)
Principal U.S. Mega-Cap ETF 80 1,769 — (3,924)
Principal U.S. Small-Cap Multi-Factor ETF 19 1,877 — (2,648)
Short-Term Income Fund 109 (76) — (529)
Spectrum Preferred and Capital Securities Income Fund 460 (294) — (1,997)
$ 3,150 $ (794) $ 1,641 $ (40,772)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .26 % Shares Held Value (000's)
Money Market Funds - 1 .01%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
3,283,825 $ 3,284
Principal Exchange-Traded Funds - 10 .13%
Principal U.S. Mega-Cap ETF
(a)
776,311 26,208
Principal U.S. Small-Cap Multi-Factor ETF
(a)
178,400 6,568
$ 32,776
Principal Funds, Inc. Class R-6 - 44 .79%
Blue Chip Fund
(a)
1,841,705 49,523
Core Fixed Income Fund
(a)
2,038,758 17,003
Diversified International Fund
(a)
2,127,657 21,766
Diversified Real Asset Fund
(a)
1,401,198 15,637
Global Real Estate Securities Fund
(a)
182,751 1,511
High Yield Fund
(a)
624,884 3,806
International Small Company Fund
(a)
552,853 4,462
LargeCap Growth Fund I
(a)
589,575 8,366
Origin Emerging Markets Fund
(a)
1,851,391 15,941
Spectrum Preferred and Capital Securities Income
Fund
(a)
802,468 6,917
$ 144,932
Principal Funds, Inc. Institutional Class - 23 .54%
Bond Market Index Fund
(a)
1,492,646 12,523
Finisterre Emerging Markets Total Return Bond
Fund
(a)
328,233 2,636
Inflation Protection Fund
(a)
313,687 2,510
LargeCap Value Fund III
(a)
801,052 13,265
Overseas Fund
(a)
679,407 5,639
Principal Capital Appreciation Fund
(a)
691,970 35,630
Short-Term Income Fund
(a)
346,195 3,960
$ 76,163
Principal Variable Contracts Funds, Inc.  Class 1 - 20 .79%
Equity Income Account
(a)
1,830,854 43,428
Government & High Quality Bond Account
(a)
443,015 3,584
MidCap Account
(a)
427,222 20,267
$ 67,279
TOTAL INVESTMENT COMPANIES $ 324,434
Total Investments $ 324,434
Other Assets and Liabilities -  (0.26)% (828)
TOTAL NET ASSETS - 100.00% $ 323,606
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62 .80%
Fixed Income Funds 23 .10%
International Equity Funds 8 .52%
Specialty Funds 4 .83%
Money Market Funds 1 .01%
Other Assets and Liabilities
( 0 .26 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 59,716 $ 17,629 $ 5,136 $ 49,523
Bond Market Index Fund — 13,066 — 12,523
Core Fixed Income Fund 17,280 4,272 1,339 17,003
Diversified International Fund 15,266 13,335 607 21,766
Diversified Real Asset Fund 20,753 2,585 4,897 15,637
Edge MidCap Fund 14,981 319 13,037 —
Equity Income Account 48,104 17,757 6,838 43,428
Finisterre Emerging Markets Total Return Bond Fund 4,093 1,615 2,189 2,636
Global Real Estate Securities Fund 8,020 1,013 6,731 1,511
Government & High Quality Bond Account 5,358 4,431 5,342 3,584
High Yield Fund 2,154 2,523 259 3,806
Inflation Protection Fund — 2,662 14 2,510
International Small Company Fund 7,388 2,736 2,896 4,462
LargeCap Growth Fund I 25,761 2,179 11,500 8,366
LargeCap Value Fund III 28,523 1,493 13,729 13,265
MidCap Account 7,256 20,110 406 20,267
Origin Emerging Markets Fund 36,702 1,995 14,684 15,941
Overseas Fund 6,284 2,298 1,337 5,639
Principal Capital Appreciation Fund 7,922 37,823 1,818 35,630
Principal Government Money Market Fund - Institutional Class 2.80% 14,113 8,973 19,802 3,284
Principal Investment Grade Corporate Active ETF 1,868 284 1,804 —
Principal U.S. Mega-Cap ETF 52,006 — 16,116 26,208
Principal U.S. Small-Cap Multi-Factor ETF 41,514 — 30,173 6,568
Short-Term Income Fund 4,307 1,298 1,333 3,960
Spectrum Preferred and Capital Securities Income Fund 5,088 3,234 189 6,917
$ 434,457 $ 163,630 $ 162,176 $ 324,434
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 640 $ — $ (23,326)
Bond Market Index Fund — — — (543)
Core Fixed Income Fund 365 (133) — (3,077)
Diversified International Fund — (142) — (6,086)
Diversified Real Asset Fund 576 103 — (2,907)
Edge MidCap Fund — 1,131 — (3,394)
Equity Income Account 2,011 1,591 4,049 (17,186)
Finisterre Emerging Markets Total Return Bond Fund 196 (304) — (579)
Global Real Estate Securities Fund — 1,692 — (2,483)
Government & High Quality Bond Account 54 (456) — (407)
High Yield Fund 134 (23) — (589)
Inflation Protection Fund — — — (138)
International Small Company Fund — (798) — (1,968)
LargeCap Growth Fund I — (3,323) — (4,751)
LargeCap Value Fund III — (676) — (2,346)
MidCap Account 50 (85) 1,698 (6,608)
Origin Emerging Markets Fund — (1,869) — (6,203)
Overseas Fund — (184) — (1,422)
Principal Capital Appreciation Fund — (483) — (7,814)
Principal Government Money Market Fund - Institutional Class 2.80% 33 — — —
Principal Investment Grade Corporate Active ETF 39 (346) — (2)
Principal U.S. Mega-Cap ETF 340 5,767 — (15,449)
Principal U.S. Small-Cap Multi-Factor ETF 107 7,288 — (12,061)
Short-Term Income Fund 57 (61) — (251)
Spectrum Preferred and Capital Securities Income Fund 241 (23) — (1,193)
$ 4,203 $ 9,306 $ 5,747 $ (120,783)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 101 .58 % Shares Held Value (000's)
Money Market Funds - 2 .28%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
3,268,296 $ 3,268
Principal Exchange-Traded Funds - 6 .56%
Principal Active High Yield ETF
(a)
171,116 2,967
Principal Investment Grade Corporate Active
ETF
(a)
143,298 2,935
Principal U.S. Mega-Cap ETF
(a)
103,407 3,491
$ 9,393
Principal Funds, Inc. Class R-6 - 42 .45%
Blue Chip Fund
(a)
202,528 5,446
Core Fixed Income Fund
(a)
4,312,317 35,965
Diversified International Fund
(a)
283,818 2,903
Global Real Estate Securities Fund
(a)
105,974 876
High Yield Fund
(a)
323,776 1,972
Origin Emerging Markets Fund
(a)
120,640 1,039
Small-MidCap Dividend Income Fund
(a)
119,742 1,745
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,261,989 10,878
$ 60,824
Principal Funds, Inc. Institutional Class - 37 .90%
Bond Market Index Fund
(a)
3,608,957 30,279
Finisterre Emerging Markets Total Return Bond
Fund
(a)
351,443 2,822
Inflation Protection Fund
(a)
902,200 7,218
Principal Capital Appreciation Fund
(a)
98,398 5,067
Short-Term Income Fund
(a)
779,675 8,919
$ 54,305
Principal Variable Contracts Funds, Inc.  Class 1 - 12 .39%
Equity Income Account
(a)
348,381 8,264
Government & High Quality Bond Account
(a)
1,172,098 9,482
$ 17,746
TOTAL INVESTMENT COMPANIES $ 145,536
Total Investments $ 145,536
Other Assets and Liabilities -  (1.58)% (2,259)
TOTAL NET ASSETS - 100.00% $ 143,277
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 81 .20%
Domestic Equity Funds 16 .77%
Money Market Funds 2 .28%
International Equity Funds 1 .33%
Other Assets and Liabilities
( 1 .58 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 9,924 $ 1,225 $ 2,527 $ 5,446
Bond Market Index Fund — 31,790 — 30,279
Core Fixed Income Fund 34,551 12,982 5,454 35,965
Diversified International Fund 4,873 1,841 2,247 2,903
Diversified Real Asset Fund 12,601 270 12,730 —
Equity Income Account 5,414 6,610 900 8,264
Finisterre Emerging Markets Total Return Bond Fund 5,895 681 2,720 2,822
Global Real Estate Securities Fund 8,179 358 6,706 876
Government & High Quality Bond Account 21,160 6,374 15,465 9,482
High Yield Fund 2,086 989 673 1,972
Inflation Protection Fund — 8,028 173 7,218
LargeCap Value Fund III 3,442 95 3,394 —
Origin Emerging Markets Fund 1,718 191 358 1,039
Principal Active High Yield ETF 12,000 — 7,532 2,967
Principal Capital Appreciation Fund 3,243 5,592 2,314 5,067
Principal Government Money Market Fund - Institutional Class 2.80% 3,795 17,279 17,806 3,268
Principal Investment Grade Corporate Active ETF 19,063 — 13,099 2,935
Principal U.S. Mega-Cap ETF 8,010 — 3,186 3,491
Principal U.S. Small-Cap Multi-Factor ETF 1,992 — 1,980 —
Short-Term Income Fund 14,944 375 5,620 8,919
Small-MidCap Dividend Income Fund 4,192 2,283 3,647 1,745
Spectrum Preferred and Capital Securities Income Fund 16,670 1,841 4,980 10,878
$ 193,752 $ 98,804 $ 113,511 $ 145,536
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (140) $ — $ (3,036)
Bond Market Index Fund — — — (1,511)
Core Fixed Income Fund 658 (650) — (5,464)
Diversified International Fund — (409) — (1,155)
Diversified Real Asset Fund 81 321 — (462)
Equity Income Account 413 323 831 (3,183)
Finisterre Emerging Markets Total Return Bond Fund 229 (437) — (597)
Global Real Estate Securities Fund — 1,275 — (2,230)
Government & High Quality Bond Account 176 (1,891) — (696)
High Yield Fund 100 (68) — (362)
Inflation Protection Fund — (12) — (625)
LargeCap Value Fund III — (94) — (49)
Origin Emerging Markets Fund — (59) — (453)
Principal Active High Yield ETF 389 (164) — (1,337)
Principal Capital Appreciation Fund — (579) — (875)
Principal Government Money Market Fund - Institutional Class 2.80% 11 — — —
Principal Investment Grade Corporate Active ETF 339 (2,909) — (120)
Principal U.S. Mega-Cap ETF 50 1,234 — (2,567)
Principal U.S. Small-Cap Multi-Factor ETF — 745 — (757)
Short-Term Income Fund 137 (187) — (593)
Small-MidCap Dividend Income Fund 57 (611) — (472)
Spectrum Preferred and Capital Securities Income Fund 530 (615) — (2,038)
$ 3,170 $ (4,927) $ 831 $ (28,582)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .73 % Shares Held Value (000's)
Money Market Funds - 1 .39%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
4,309,571 $ 4,310
Principal Exchange-Traded Funds - 12 .10%
Principal U.S. Mega-Cap ETF
(a)
862,000 29,101
Principal U.S. Small-Cap Multi-Factor ETF
(a)
231,100 8,508
$ 37,609
Principal Funds, Inc. Class R-6 - 39 .58%
Blue Chip Fund
(a)
1,999,121 53,756
Diversified International Fund
(a)
2,222,924 22,740
Diversified Real Asset Fund
(a)
749,536 8,365
International Small Company Fund
(a)
926,471 7,477
LargeCap Growth Fund I
(a)
699,787 9,930
Origin Emerging Markets Fund
(a)
2,411,593 20,764
$ 123,032
Principal Funds, Inc. Institutional Class - 25 .50%
Bond Market Index Fund
(a)
1,158,398 9,719
LargeCap Value Fund III
(a)
936,901 15,515
Overseas Fund
(a)
1,495,459 12,412
Principal Capital Appreciation Fund
(a)
808,789 41,645
$ 79,291
Principal Variable Contracts Funds, Inc.  Class 1 - 22 .16%
Equity Income Account
(a)
1,991,760 47,244
MidCap Account
(a)
456,516 21,657
$ 68,901
TOTAL INVESTMENT COMPANIES $ 313,143
Total Investments $ 313,143
Other Assets and Liabilities -  (0.73)% (2,276)
TOTAL NET ASSETS - 100.00% $ 310,867
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 73 .12%
International Equity Funds 13 .08%
Fixed Income Funds 10 .45%
Specialty Funds 2 .69%
Money Market Funds 1 .39%
Other Assets and Liabilities
( 0 .73 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 61,196 $ 18,850 $ 1,872 $ 53,756
Bond Market Index Fund — 10,510 210 9,719
Diversified International Fund 25,501 6,388 713 22,740
Diversified Real Asset Fund 19,442 780 10,332 8,365
Edge MidCap Fund 16,427 206 14,411 —
Equity Income Account 49,597 20,957 6,063 47,244
Global Real Estate Securities Fund 3,238 — 3,146 —
International Small Company Fund 9,801 1,554 497 7,477
LargeCap Growth Fund I 53,778 829 31,557 9,930
LargeCap Value Fund III 33,629 2,748 17,294 15,515
MidCap Account 13,367 16,171 1,777 21,657
Origin Emerging Markets Fund 25,779 12,576 10,718 20,764
Overseas Fund 15,482 2,667 2,264 12,412
Principal Capital Appreciation Fund 9,406 43,598 1,954 41,645
Principal Government Money Market Fund - Institutional Class 2.80% 9,966 12,467 18,123 4,310
Principal U.S. Mega-Cap ETF 43,423 44 4,629 29,101
Principal U.S. Small-Cap Multi-Factor ETF 38,607 — 24,059 8,508
$ 428,639 $ 150,345 $ 149,619 $ 313,143
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (538) $ — $ (23,880)
Bond Market Index Fund — (11) — (570)
Diversified International Fund — (189) — (8,247)
Diversified Real Asset Fund 317 277 — (1,802)
Edge MidCap Fund — (271) — (1,951)
Equity Income Account 2,283 946 4,594 (18,193)
Global Real Estate Securities Fund — 1,184 — (1,276)
International Small Company Fund — (142) — (3,239)
LargeCap Growth Fund I — (3,763) — (9,357)
LargeCap Value Fund III — (617) — (2,951)
MidCap Account 43 (74) 1,483 (6,030)
Origin Emerging Markets Fund — (425) — (6,448)
Overseas Fund — (369) — (3,104)
Principal Capital Appreciation Fund — (558) — (8,847)
Principal Government Money Market Fund - Institutional Class 2.80% 36 — — —
Principal U.S. Mega-Cap ETF 332 943 — (10,680)
Principal U.S. Small-Cap Multi-Factor ETF 140 5,971 — (12,011)
$ 3,151 $ 2,364 $ 6,077 $ (118,586)
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .53 % Shares Held Value (000's)
Money Market Funds - 3 .53%
BlackRock Liquidity FedFund - Institutional
Class 2.77%
(a),(b)
294,030 $ 294
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(c)
4,411,070 4,411
$ 4,705
TOTAL INVESTMENT COMPANIES $ 4,705
BONDS - 88 .34%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .18%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 250 $ 244
Agriculture - 0 .07%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 90
Airlines - 0 .39%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(d)
232 219
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 82 81
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
229 222
$ 522
Automobile Asset Backed Securities - 9 .54%
Americredit Automobile Receivables Trust 2022-1
2.05%, 01/20/2026 1,492 1,477
CPS Auto Receivables Trust 2021-A
0.61%, 02/18/2025
(d)
13 13
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025
(d)
5 5
CPS Auto Receivables Trust 2021-C
0.33%, 07/15/2024
(d)
8 8
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(d)
162 160
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(d)
280 275
CPS Auto Receivables Trust 2022-B
2.88%, 06/15/2026
(d)
1,549 1,522
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
800 792
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
300 295
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 421
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
250 220
Navistar Financial Dealer Note Master Owner
Trust II
3.53%, 05/25/2027
(d)
800 801
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
750 712
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
750 694
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
500 491
Santander Drive Auto Receivables Trust 2021-3
0.33%, 03/17/2025 73 73
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 551 548
Santander Drive Auto Receivables Trust 2022-5
3.98%, 01/15/2025 300 298
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
250 241
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 183
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(d)
$ 18 $ 18
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(d)
77 76
0.64%, 03/16/2026
(d)
250 244
Westlake Automobile Receivables Trust 2021-2
0.32%, 04/15/2025
(d)
394 389
Westlake Automobile Receivables Trust 2022-1
1.97%, 12/16/2024
(d)
1,613 1,598
Westlake Automobile Receivables Trust 2022-2
3.42%, 08/15/2025
(d)
500 500
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 651 643
$ 12,697
Banks - 16 .54%
Bank of America Corp
0.98%, 09/25/2025
(e)
1,250 1,137
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
700 611
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
600 533
Secured Overnight Financing Rate + 1.15%
3.00%, 12/20/2023
(e)
430 428
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 750 738
Bank of Montreal
0.95%, 01/22/2027
(e)
300 260
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
3.86%, 10/30/2023 500 500
3 Month USD LIBOR + 1.05%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 263
Barclays PLC
2.28%, 11/24/2027
(e)
500 419
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
500 480
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
3.50%, 03/01/2023
(d)
250 248
Citigroup Inc
0.78%, 10/30/2024
(e)
400 380
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(e)
400 342
Secured Overnight Financing Rate + 0.77%
3.50%, 05/15/2023 250 248
4.00%, 08/05/2024 274 268
4.04%, 06/01/2024
(e)
250 248
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
4.21%, 06/12/2024
(d),(e)
850 833
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 175 162
0.96%, 11/08/2023 400 381
Fifth Third Bancorp
3.65%, 01/25/2024 200 196
4.30%, 01/16/2024 400 396
First Republic Bank/CA
1.91%, 02/12/2024
(e)
250 247
Secured Overnight Financing Rate + 0.62%

Schedule of Investments
Short-Term Income Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
1.22%, 12/06/2023 $ 500 $ 479
2.64%, 02/24/2028
(e)
300 260
Secured Overnight Financing Rate + 1.11%
3.20%, 02/23/2023 300 298
3.53%, 11/17/2023 500 499
Secured Overnight Financing Rate + 0.54%
3.77%, 12/09/2026 600 580
Secured Overnight Financing Rate + 0.79%
4.48%, 08/23/2028
(e)
500 469
Secured Overnight Financing Rate + 1.73%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
200 186
Secured Overnight Financing Rate + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
200 170
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
1,400 1,211
Secured Overnight Financing Rate + 0.80%
1.51%, 06/01/2024
(e)
300 293
Secured Overnight Financing Rate + 1.46%
4.01%, 10/24/2023 500 500
3 Month USD LIBOR + 1.23%
Morgan Stanley
0.53%, 01/25/2024
(e)
750 738
Secured Overnight Financing Rate + 0.46%
1.59%, 05/04/2027
(e)
250 216
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 262
Secured Overnight Financing Rate + 1.00%
4.10%, 05/22/2023 300 299
4.18%, 10/24/2023 1,400 1,400
3 Month USD LIBOR + 1.40%
NatWest Group PLC
4.27%, 03/22/2025
(e)
250 243
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
200 184
1.60%, 09/29/2026
(d)
750 633
Royal Bank of Canada
0.88%, 01/20/2026 300 260
Societe Generale SA
2.63%, 01/22/2025
(d)
300 278
Toronto-Dominion Bank/The
0.30%, 06/02/2023 300 292
0.75%, 01/06/2026 300 260
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 302
Secured Overnight Financing Rate + 0.61%
UBS Group AG
1.01%, 07/30/2024
(d),(e)
250 241
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.49%, 08/05/2025
(d),(e)
750 732
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Wells Fargo & Co
1.65%, 06/02/2024
(e)
400 391
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(e)
200 184
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(e)
400 365
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
500 467
Secured Overnight Financing Rate + 1.09%
$ 22,010
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0 .77%
JDE Peet's NV
0.80%, 09/24/2024
(d)
$ 500 $ 458
Keurig Dr Pepper Inc
0.75%, 03/15/2024 600 565
$ 1,023
Biotechnology - 0 .81%
Gilead Sciences Inc
0.75%, 09/29/2023 1,124 1,079
Building Materials - 0 .23%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 304
Chemicals - 0 .33%
Celanese US Holdings LLC
3.50%, 05/08/2024 200 191
Westlake Corp
3.60%, 08/15/2026 268 249
$ 440
Commercial Mortgage Backed Securities - 8 .06%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(f)
545 498
BX 2021-LBA3 Mortgage Trust
3.51%, 10/15/2036
(d)
250 238
1.00 x 1 Month USD LIBOR + 0.69%
BX Commercial Mortgage Trust 2021-21M
3.55%, 10/15/2036
(d)
375 358
1.00 x 1 Month USD LIBOR + 0.73%
BX Commercial Mortgage Trust 2021-ACNT
3.67%, 11/15/2038
(d)
400 384
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
3.49%, 06/15/2038
(d)
298 285
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
3.47%, 05/15/2038
(d)
200 191
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
3.52%, 09/15/2036
(d)
1,000 955
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
3.51%, 10/15/2038
(d)
933 895
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
3.45%, 10/15/2026
(d)
375 357
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
3.32%, 10/15/2023
(d)
750 710
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
3.72%, 11/15/2037
(d)
590 574
1.00 x 1 Month USD LIBOR + 0.90%
ELP Commercial Mortgage Trust 2021-ELP
3.52%, 11/15/2038
(d)
750 714
1.00 x 1 Month USD LIBOR + 0.70%
Ginnie Mae
0.09%, 02/16/2055
(f),(g)
2,381 4
0.21%, 10/16/2054
(f),(g)
1,481 20
0.30%, 01/16/2054
(f),(g)
455 4
0.33%, 09/16/2055
(f),(g)
1,007 10
0.34%, 01/16/2055
(f),(g)
2,608 18
0.78%, 06/16/2045
(f),(g)
341 6
Life 2021-BMR Mortgage Trust
3.52%, 03/15/2038
(d)
295 283
1.00 x 1 Month USD LIBOR + 0.70%

Schedule of Investments
Short-Term Income Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Life 2022-BMR Mortgage Trust
4.14%, 05/15/2039
(d)
$ 800 $ 777
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
3.62%, 04/15/2038
(d)
1,200 1,155
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
3.67%, 05/15/2038
(d)
400 386
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
3.52%, 07/15/2038
(d)
200 191
1.00 x 1 Month USD LIBOR + 0.70%
MHP 2022-MHIL
3.66%, 01/15/2027
(d)
486 464
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
3.30%, 10/15/2036
(d)
685 648
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
3.55%, 11/15/2038
(d)
350 334
1.00 x 1 Month USD LIBOR + 0.73%
TPGI Trust 2021-DGWD
3.52%, 06/15/2026
(d)
275 263
1.00 x 1 Month USD LIBOR + 0.70%
$ 10,722
Computers - 1 .09%
Apple Inc
1.13%, 05/11/2025 1,200 1,101
Dell International LLC / EMC Corp
5.45%, 06/15/2023 52 52
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 299
$ 1,452
Consumer Products - 0 .33%
Avery Dennison Corp
0.85%, 08/15/2024 475 440
Diversified Financial Services - 0 .52%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 500 457
Capital One Financial Corp
3.90%, 01/29/2024 242 238
$ 695
Electric - 7 .93%
AES Corp/The
1.38%, 01/15/2026 400 344
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 128
3.75%, 06/15/2023
(d)
900 888
American Electric Power Co Inc
2.03%, 03/15/2024 350 335
3.26%, 11/01/2023 600 597
3 Month USD LIBOR + 0.48%
Black Hills Corp
1.04%, 08/23/2024 550 508
4.25%, 11/30/2023 750 747
Dominion Energy Inc
3.07%, 08/15/2024
(f)
200 192
3.82%, 09/15/2023 600 597
3 Month USD LIBOR + 0.53%
DTE Energy Co
1.05%, 06/01/2025 100 89
2.25%, 11/01/2022 250 250
2.53%, 10/01/2024
(f)
300 285
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp
0.90%, 09/15/2025 $ 250 $ 221
Emera US Finance LP
0.83%, 06/15/2024 395 366
Entergy Louisiana LLC
0.62%, 11/17/2023 91 87
0.95%, 10/01/2024 500 464
Evergy Inc
2.45%, 09/15/2024 200 189
Fells Point Funding Trust
3.05%, 01/31/2027
(d)
750 668
Florida Power & Light Co
3.24%, 05/10/2023 200 199
Secured Overnight Financing Rate + 0.25%
Fortis Inc/Canada
3.06%, 10/04/2026 413 376
NextEra Energy Capital Holdings Inc
3.01%, 11/03/2023 800 793
Secured Overnight Financing Rate + 0.40%
3.25%, 02/22/2023 200 199
3 Month USD LIBOR + 0.27%
Public Service Enterprise Group Inc
0.80%, 08/15/2025 400 352
2.88%, 06/15/2024 100 96
Southwestern Electric Power Co
1.65%, 03/15/2026 400 353
Tucson Electric Power Co
3.05%, 03/15/2025 100 96
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
500 443
Xcel Energy Inc
0.50%, 10/15/2023 500 476
1.75%, 03/15/2027 250 216
$ 10,554
Entertainment - 0 .56%
Warnermedia Holdings Inc
4.74%, 03/15/2024
(d)
750 748
Secured Overnight Financing Rate + 1.78%
Food - 1 .32%
Nestle Holdings Inc
0.38%, 01/15/2024
(d)
850 804
0.61%, 09/14/2024
(d)
500 463
Pilgrim's Pride Corp
5.88%, 09/30/2027
(d)
500 486
$ 1,753
Forest Products & Paper - 0 .27%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 364
Gas - 0 .27%
NiSource Inc
0.95%, 08/15/2025 400 355
Healthcare - Products - 0 .36%
PerkinElmer Inc
0.55%, 09/15/2023 500 478
Healthcare - Services - 1 .43%
Centene Corp
4.25%, 12/15/2027 500 458
HCA Inc
5.25%, 06/15/2026 1,000 966
Humana Inc
0.65%, 08/03/2023 500 483
$ 1,907
Home Builders - 0 .14%
DR Horton Inc
2.50%, 10/15/2024 200 190

Schedule of Investments
Short-Term Income Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0 .18%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
$ 250 $ 239
Insurance - 3 .43%
Athene Global Funding
1.72%, 01/07/2025
(d)
400 366
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
750 743
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
500 436
1.10%, 06/23/2025
(d)
550 494
MassMutual Global Funding II
0.85%, 06/09/2023
(d)
500 487
2.75%, 06/22/2024
(d)
500 482
Metropolitan Life Global Funding I
0.90%, 06/08/2023
(d)
350 341
3.60%, 01/11/2024
(d)
600 591
New York Life Global Funding
2.00%, 01/22/2025
(d)
200 187
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 438
$ 4,565
Internet - 0 .46%
eBay Inc
1.40%, 05/10/2026 500 437
Netflix Inc
4.38%, 11/15/2026 180 170
$ 607
Media - 0 .46%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 285
Paramount Global
4.75%, 05/15/2025 200 196
Sky Ltd
3.13%, 11/26/2022
(d)
130 130
$ 611
Mining - 0 .47%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 397
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 225
$ 622
Mortgage Backed Securities - 2 .34%
CHL Mortgage Pass-Through Trust 2003-46
2.54%, 01/19/2034
(f)
9 9
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(d),(f)
4 4
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(f)
121 105
JP Morgan Mortgage Trust 2004-A3
2.78%, 07/25/2034
(f)
6 5
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 10
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(f)
330 287
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(f)
168 146
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(f)
424 364
PHH Mortgage Trust Series 2008-CIM1
4.81%, 06/25/2038 32 29
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(f)
835 718
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(f)
$ 160 $ 145
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(f)
417 361
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(f)
618 531
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(f)
23 22
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(f)
19 18
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(f)
244 203
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(f)
100 87
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(f)
73 63
$ 3,107
Office & Business Equipment - 0 .26%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 347
Oil & Gas - 0 .85%
Chevron USA Inc
0.43%, 08/11/2023
(h)
300 290
0.69%, 08/12/2025 400 358
Exxon Mobil Corp
1.57%, 04/15/2023 150 148
2.99%, 03/19/2025 200 192
Phillips 66
3.85%, 04/09/2025 150 145
$ 1,133
Oil & Gas Services - 0 .15%
Schlumberger Holdings Corp
3.75%, 05/01/2024
(d)
200 196
Other Asset Backed Securities - 11 .89%
AMMC CLO 15 Ltd
3.63%, 01/15/2032
(d)
600 586
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
3.85%, 10/22/2032
(d)
500 486
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(d)
27 27
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
87 85
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
286 276
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,688 1,452
Dewolf Park CLO Ltd
3.43%, 10/15/2030
(d)
1,500 1,467
1.00 x 3 Month USD LIBOR + 0.92%
Fortress Credit Opportunities XVII CLO Ltd
3.70%, 01/15/2030
(d)
875 856
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(d)
45 45
KKR CLO 18 Ltd
3.68%, 07/18/2030
(d)
1,000 981
1.00 x 3 Month USD LIBOR + 0.94%

Schedule of Investments
Short-Term Income Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
KKR Lending Partners III Clo LLC
4.09%, 10/20/2030
(d)
$ 358 $ 351
1.00 x 3 Month USD LIBOR + 1.38%
4.26%, 10/20/2030
(d)
400 386
1.00 x 3 Month USD LIBOR + 1.55%
Lake Shore MM CLO III LLC
4.22%, 10/17/2031
(d)
1,000 969
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
3.67%, 10/21/2030
(d)
500 490
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
3.91%, 11/15/2029
(d)
218 214
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
3.83%, 04/15/2032
(d)
500 488
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(d)
174 171
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(d)
38 38
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
63 57
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
45 45
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
100 98
Oaktree CLO 2019-4 Ltd
3.83%, 10/20/2032
(d)
1,000 963
1.00 x 3 Month USD LIBOR + 1.12%
Palmer Square Loan Funding 2022-1 Ltd
3.38%, 04/15/2030
(d)
476 467
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
3.96%, 10/20/2031
(d)
400 389
1.00 x 3 Month USD LIBOR + 1.25%
PFS Financing Corp
0.71%, 04/15/2026
(d)
250 233
0.97%, 02/15/2026
(d)
350 330
2.23%, 10/15/2024
(d)
750 749
2.47%, 02/15/2027
(d)
1,000 939
Shackleton 2017-X CLO Ltd
3.60%, 04/20/2029
(d)
375 367
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
3.61%, 12/28/2029
(d)
228 224
1.00 x 3 Month USD LIBOR + 0.90%
TCI-Flatiron CLO 2016-1 Ltd
3.58%, 01/17/2032
(d)
750 734
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
600 548
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 3 4
Voya 2012-4 Ltd
3.51%, 10/15/2030
(d)
250 244
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
62 60
$ 15,819
Packaging & Containers - 0 .34%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
300 279
1.51%, 04/15/2026
(d)
200 175
$ 454
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 1 .91%
AbbVie Inc
2.60%, 11/21/2024 $ 200 $ 190
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
200 196
Bristol-Myers Squibb Co
0.54%, 11/13/2023 300 288
0.75%, 11/13/2025 300 266
Cigna Corp
0.61%, 03/15/2024 150 141
1.25%, 03/15/2026 800 701
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 500 480
Novartis Capital Corp
1.75%, 02/14/2025 300 281
$ 2,543
Pipelines - 1 .51%
Buckeye Partners LP
4.15%, 07/01/2023 400 393
Kinder Morgan Inc
3.79%, 01/15/2023 500 501
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 825 822
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
200 174
TransCanada PipeLines Ltd
5.12%, 05/15/2067 150 118
3 Month USD LIBOR + 2.21%
$ 2,008
REITs - 2 .81%
American Tower Trust #1
3.07%, 03/15/2048
(d)
1,225 1,216
3.65%, 03/15/2048
(d)
270 246
Crown Castle Inc
1.35%, 07/15/2025 250 224
CubeSmart LP
4.00%, 11/15/2025 65 62
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 262
4.95%, 04/01/2024 250 247
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 426
1.88%, 07/15/2050
(d)
125 110
2.33%, 07/15/2052
(d)
653 549
2.84%, 01/15/2050
(d)
225 210
Ventas Realty LP
3.50%, 04/15/2024 198 193
$ 3,745
Semiconductors - 0 .29%
Microchip Technology Inc
4.33%, 06/01/2023 200 199
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 200 186
$ 385
Software - 0 .76%
Oracle Corp
1.65%, 03/25/2026 300 263
Roper Technologies Inc
1.00%, 09/15/2025 300 266
VMware Inc
0.60%, 08/15/2023 500 482
$ 1,011
Student Loan Asset Backed Securities - 6 .09%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
79 74
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
91 88

Schedule of Investments
Short-Term Income Account
September 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
$ 159 $ 146
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
315 280
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
302 251
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
388 339
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(d)
178 153
Keycorp Student Loan Trust 2000-b
3.09%, 07/25/2029 38 38
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
3.31%, 01/25/2037 42 42
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
11 11
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(d)
30 29
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(d)
97 90
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(d)
155 140
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
160 144
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(d)
179 160
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(d)
124 112
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(d)
122 107
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(d)
896 771
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
152 130
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
386 324
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
410 346
Navient Private Education Refi Loan Trust
2022-A
2.23%, 07/15/2070
(d)
230 203
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
688 606
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
222 198
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
432 391
SLM Private Credit Student Loan Trust 2004-A
3.69%, 06/15/2033 52 51
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
3.62%, 03/15/2024 55 55
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
3.58%, 06/15/2039 427 401
1.00 x 3 Month USD LIBOR + 0.29%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2006-B
3.49%, 12/15/2039 $ 170 $ 161
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
195 166
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
446 397
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
798 701
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
581 520
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
500 479
$ 8,104
Telecommunications - 2 .35%
AT&T Inc
1.70%, 03/25/2026 600 534
3.80%, 02/15/2023 250 250
3 Month USD LIBOR + 0.89%
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
100 97
4.24%, 07/15/2048
(d)
290 265
NTT Finance Corp
0.37%, 03/03/2023
(d)
200 197
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(d)
719 708
5.15%, 03/20/2028
(d)
500 489
Verizon Communications Inc
3.77%, 03/20/2026 600 588
Secured Overnight Financing Rate + 0.79%
$ 3,128
Transportation - 0 .51%
Canadian Pacific Railway Co
1.35%, 12/02/2024 350 324
Ryder System Inc
1.75%, 09/01/2026 400 353
$ 677
Trucking & Leasing - 0 .14%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
200 192
TOTAL BONDS $ 117,560
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8 .54%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
3.04%, 09/01/2035 $ 6 $ 6
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .03%
2.02%, 12/01/2032 3 3
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 01/01/2035 3 3
1.00 x 12 Month USD LIBOR + 1.75%
2.62%, 04/01/2033 10 10
1.00 x 6 Month USD LIBOR + 1.51%
2.83%, 02/01/2037 9 9
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.07%
3.31%, 02/01/2035 2 2
1.00 x 6 Month USD LIBOR + 2.06%
3.81%, 08/01/2034 2 2
1.00 x 12 Month USD LIBOR + 1.63%
3.83%, 07/01/2034 3 4
1.00 x 12 Month USD LIBOR + 1.58%
8.00%, 05/01/2027 1 1
$ 34

Schedule of Investments
Short-Term Income Account
September 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 8 .51%
0.25%, 07/31/2025 $ 3,250 $ 2,905
0.38%, 04/15/2024 1,000 942
0.63%, 03/31/2027 5,000 4,289
0.88%, 06/30/2026 3,600 3,187
$ 11,323
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 11,363
Total Investments $ 133,628
Other Assets and Liabilities -  (0.41)% (549)
TOTAL NET ASSETS - 100.00% $ 133,079
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $294 or
0.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $66,864 or 50.24% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $287 or 0.22% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Asset Backed Securities 27 .52%
Financial 23 .30%
Mortgage Securities 10 .43%
Government 8 .51%
Utilities 8 .20%
Consumer, Non-cyclical 7 .00%
Money Market Funds 3 .53%
Communications 3 .27%
Energy 2 .51%
Technology 2 .40%
Industrial 1 .40%
Consumer, Cyclical 1 .27%
Basic Materials 1 .07%
Other Assets and Liabilities
( 0 .41 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 1,991 $ 57,563 $ 55,143 $ 4,411
$ 1,991 $ 57,563 $ 55,143 $ 4,411
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 14 $ — $ — $ —
$ 14 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; December 2022 Long 34 $ 3,655 $ (87)
Total $ (87)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .63 % Shares Held Value (000's)
Money Market Funds - 4 .63%
BlackRock Liquidity FedFund - Institutional
Class 2.77%
(a),(b)
4,489,347 $ 4,489
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(c)
2,962,793 2,963
$ 7,452
TOTAL INVESTMENT COMPANIES $ 7,452
COMMON STOCKS - 98 .40 % Shares Held Value (000's)
Aerospace & Defense - 0 .90%
AAR Corp
(d)
40,300 $ 1,444
Agriculture - 1 .88%
Darling Ingredients Inc
(d)
39,600 2,619
Vital Farms Inc
(d)
34,400 412
$ 3,031
Airlines - 0 .18%
Sun Country Airlines Holdings Inc
(d)
21,400 291
Automobile Parts & Equipment - 0 .71%
Visteon Corp
(d)
10,700 1,135
Banks - 10 .17%
Ameris Bancorp 41,400 1,851
BancFirst Corp 9,200 823
Bancorp Inc/The
(d)
46,500 1,022
Enterprise Financial Services Corp 22,500 991
First Foundation Inc 32,200 584
First Interstate BancSystem Inc 35,800 1,445
First Merchants Corp 27,300 1,056
FNB Corp/PA 115,700 1,342
Independent Bank Corp 4,202 313
Independent Bank Corp/MI 19,800 378
Lakeland Bancorp Inc 24,000 384
Popular Inc 17,100 1,232
Sandy Spring Bancorp Inc 17,200 607
United Community Banks Inc/GA 69,120 2,288
Webster Financial Corp 45,108 2,039
$ 16,355
Biotechnology - 5 .16%
ADC Therapeutics SA
(d)
40,500 195
Allogene Therapeutics Inc
(d),(e)
26,300 284
Cellectis SA ADR
(d)
75,000 172
ChemoCentryx Inc
(d)
21,000 1,085
Denali Therapeutics Inc
(d)
27,200 835
Design Therapeutics Inc
(d),(e)
26,200 438
Horizon Therapeutics Plc
(d)
24,300 1,504
Immunocore Holdings PLC ADR
(d)
18,700 878
Insmed Inc
(d)
44,100 950
Iovance Biotherapeutics Inc
(d)
40,300 386
MacroGenics Inc
(d)
28,700 99
Olink Holding AB ADR
(d),(e)
34,400 418
Seagen Inc
(d)
7,700 1,053
$ 8,297
Building Materials - 1 .51%
Builders FirstSource Inc
(d)
16,300 961
Modine Manufacturing Co
(d)
45,300 586
Summit Materials Inc
(d)
36,600 877
$ 2,424
Chemicals - 0 .23%
Koppers Holdings Inc 18,100 376
Commercial Services - 3 .77%
ABM Industries Inc 42,400 1,621
AMN Healthcare Services Inc
(d)
12,800 1,356
Cross Country Healthcare Inc
(d)
23,780 675
First Advantage Corp
(d)
36,100 463
ICF International Inc 9,800 1,068
Medifast Inc 5,600 607
Paymentus Holdings Inc
(d),(e)
29,100 283
$ 6,073
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .54%
ExlService Holdings Inc
(d)
17,100 $ 2,520
KnowBe4 Inc
(d)
74,979 1,560
$ 4,080
Consumer Products - 0 .50%
Central Garden & Pet Co - A Shares
(d)
23,620 807
Cosmetics & Personal Care - 0 .60%
Beauty Health Co/The
(d)
82,100 968
Distribution & Wholesale - 2 .35%
Core & Main Inc
(d)
46,700 1,062
Titan Machinery Inc
(d)
26,300 743
WESCO International Inc
(d)
16,600 1,982
$ 3,787
Diversified Financial Services - 4 .67%
Encore Capital Group Inc
(d)
31,700 1,442
Flywire Corp
(d)
35,100 806
Focus Financial Partners Inc
(d)
42,400 1,336
Janus Henderson Group PLC 23,400 475
Lazard Ltd
(e)
16,500 525
Moelis & Co 11,100 375
Piper Sandler Cos 8,883 931
Stifel Financial Corp 20,900 1,085
StoneX Group Inc
(d)
6,453 535
$ 7,510
Electric - 2 .28%
Brookfield Renewable Corp 47,100 1,539
Portland General Electric Co 48,800 2,121
$ 3,660
Electrical Components & Equipment - 0 .70%
EnerSys 19,400 1,129
Electronics - 3 .61%
Advanced Energy Industries Inc 21,400 1,657
Atkore Inc
(d)
17,300 1,346
Mirion Technologies Inc
(d),(e)
64,900 485
Mirion Technologies Inc - Warrants
(d)
45,150 67
TD SYNNEX Corp 13,600 1,104
Vishay Intertechnology Inc 64,700 1,151
$ 5,810
Energy - Alternate Sources - 0 .42%
Array Technologies Inc
(d)
40,800 676
Engineering & Construction - 2 .36%
Dycom Industries Inc
(d)
24,730 2,362
MYR Group Inc
(d)
13,900 1,178
Tutor Perini Corp
(d)
45,486 251
$ 3,791
Entertainment - 2 .31%
Caesars Entertainment Inc
(d)
27,900 900
Golden Entertainment Inc
(d)
43,100 1,504
Vail Resorts Inc 6,100 1,315
$ 3,719
Food - 0 .96%
Performance Food Group Co
(d)
36,018 1,547
Gas - 1 .30%
Southwest Gas Holdings Inc 29,900 2,086
Hand & Machine Tools - 1 .24%
Regal Rexnord Corp 14,187 1,991
Healthcare - Products - 3 .03%
Adaptive Biotechnologies Corp
(d)
39,900 284
Castle Biosciences Inc
(d)
47,400 1,236
Natera Inc
(d)
29,100 1,275
Nevro Corp
(d)
19,500 909
STAAR Surgical Co
(d)
16,500 1,164
$ 4,868
Healthcare - Services - 4 .78%
Addus HomeCare Corp
(d)
18,000 1,714
Amedisys Inc
(d)
17,000 1,645
Aveanna Healthcare Holdings Inc
(d)
93,900 141
LifeStance Health Group Inc
(d)
127,300 843

Schedule of Investments
SmallCap Account
September 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Signify Health Inc
(d)
62,400 $ 1,819
Syneos Health Inc
(d)
29,300 1,381
Teladoc Health Inc
(d)
5,900 150
$ 7,693
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
21,550 1
Home Builders - 1 .05%
Taylor Morrison Home Corp
(d)
72,500 1,691
Insurance - 2 .27%
CNO Financial Group Inc 40,400 726
Hanover Insurance Group Inc/The 15,000 1,922
Primerica Inc 4,500 556
Reinsurance Group of America Inc 3,600 453
$ 3,657
Internet - 0 .17%
Lulu's Fashion Lounge Holdings Inc
(d),(e)
57,400 268
Iron & Steel - 0 .89%
Commercial Metals Co 40,400 1,433
Leisure Products & Services - 0 .84%
Life Time Group Holdings Inc
(d)
111,000 1,082
Lindblad Expeditions Holdings Inc
(d)
38,900 263
$ 1,345
Lodging - 0 .21%
Sonder Holdings Inc
(d)
207,000 344
Machinery - Diversified - 1 .86%
Chart Industries Inc
(d)
11,300 2,083
Zurn Elkay Water Solutions Corp 37,000 907
$ 2,990
Media - 1 .04%
World Wrestling Entertainment Inc 23,900 1,677
Mining - 0 .50%
Alcoa Corp 11,720 395
Piedmont Lithium Inc
(d)
7,800 417
$ 812
Miscellaneous Manufacturers - 0 .66%
Hillenbrand Inc 29,000 1,065
Oil & Gas - 3 .29%
California Resources Corp 50,300 1,933
PDC Energy Inc 34,800 2,011
Pioneer Natural Resources Co 6,253 1,354
$ 5,298
Oil & Gas Services - 1 .75%
ChampionX Corp 89,700 1,755
NexTier Oilfield Solutions Inc
(d)
142,300 1,053
$ 2,808
Packaging & Containers - 0 .60%
Graphic Packaging Holding Co 49,100 969
Pharmaceuticals - 1 .15%
Collegium Pharmaceutical Inc
(d)
49,100 787
Dexcom Inc
(d)
8,400 676
PMV Pharmaceuticals Inc
(d),(e)
32,600 388
$ 1,851
REITs - 6 .51%
Agree Realty Corp 36,400 2,460
Cousins Properties Inc 58,501 1,366
First Industrial Realty Trust Inc 46,200 2,070
Ladder Capital Corp 79,000 708
Pebblebrook Hotel Trust 132,820 1,927
Rexford Industrial Realty Inc 37,200 1,935
$ 10,466
Retail - 5 .99%
BJ's Wholesale Club Holdings Inc
(d)
32,800 2,388
Bloomin' Brands Inc 53,400 979
Caleres Inc 81,000 1,962
Petco Health & Wellness Co Inc
(d)
51,450 574
Portillo's Inc
(d),(e)
42,300 833
Rush Enterprises Inc - Class A 30,400 1,333
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Sally Beauty Holdings Inc
(d)
69,700 $ 878
World Fuel Services Corp 29,300 687
$ 9,634
Savings & Loans - 0 .59%
Provident Financial Services Inc 48,300 942
Semiconductors - 2 .42%
Allegro MicroSystems Inc
(d)
72,000 1,573
Entegris Inc 16,300 1,353
MKS Instruments Inc 4,140 342
SiTime Corp
(d)
8,000 630
$ 3,898
Software - 6 .80%
Aspen Technology Inc
(d)
3,644 868
Bentley Systems Inc 10,600 324
Concentrix Corp 13,600 1,518
DigitalOcean Holdings Inc
(d)
27,500 995
DoubleVerify Holdings Inc
(d)
29,056 795
Doximity Inc
(d),(e)
17,800 538
Jamf Holding Corp
(d)
27,700 614
Manhattan Associates Inc
(d)
16,200 2,155
Privia Health Group Inc
(d)
47,800 1,628
Sophia Genetics SA
(d)
25,101 66
Sprout Social Inc
(d)
23,700 1,438
$ 10,939
Telecommunications - 0 .36%
Credo Technology Group Holding Ltd
(d),(e)
52,475 577
Transportation - 1 .29%
Atlas Air Worldwide Holdings Inc
(d)
11,375 1,087
Hub Group Inc
(d)
14,400 993
$ 2,080
TOTAL COMMON STOCKS $ 158,293
Total Investments $ 165,745
Other Assets and Liabilities -  (3.03)% (4,870)
TOTAL NET ASSETS - 100.00% $ 160,875
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,489 or
2.79% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,291 or 2.67% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .21%
Consumer, Non-cyclical 21 .83%
Industrial 14 .73%
Consumer, Cyclical 13 .64%
Technology 11 .76%
Energy 5 .46%
Money Market Funds 4 .63%
Utilities 3 .58%
Basic Materials 1 .62%
Communications 1 .57%
Diversified 0 .00%
Other Assets and Liabilities
( 3 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
September 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ 7,998 $ 83,813 $ 88,848 $ 2,963
$ 7,998 $ 83,813 $ 88,848 $ 2,963
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 23 $ — $ — $ —
$ 23 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap Buffer July Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 84.88% Shares Held Value (000's)
Exchange-Traded Funds - 84.75%
iShares Core S&P 500 ETF
(a)
31,776 $ 11,397
SPDR Portfolio S&P 500 ETF
(a)
70,662 2,967
SPDR S&P 500 ETF Trust
(a)
6,373 2,276
Vanguard S&P 500 ETF
(a)
10,417 3,420
$ 20,060
Money Market Funds - 0.13%
Principal Government Money Market Fund -
Institutional Class 2.80%
(b),(c)
30,399 30
TOTAL INVESTMENT COMPANIES $ 20,090
TOTAL PURCHASED OPTIONS - 22.33% $ 5,285
Total Investments $ 25,375
Other Assets and Liabilities -  (7.21)% (1,707)
TOTAL NET ASSETS - 100.00% $ 23,668
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $7,776 or 32.86% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Investment Companies 84.75%
Purchased Options 22.33%
Money Market Funds 0.13%
Other Assets and Liabilities
(7.21)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ — $ 16,073 $ 16,043 $ 30
$ — $ 16,073 $ 16,043 $ 30
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 82 $ 8 $ 3.79 07/03/2023 $ 3,120 $ 2,877 $ (243)
Put - S&P 500 Mini Index
(a)
N/A 650 65 $ 378.54 07/03/2023 2,006 2,408 402
Total $ 5,126 $ 5,285 $ 159
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 215 $ 22 $ 416.39 07/03/2023 $ (507) $ (220) $ 287
Put - S&P 500 Mini Index
(a)
N/A 650 65 $ 340.69 07/03/2023 (1,237) (1,455) (218)
Total $ (1,744) $ (1,675) $ 69
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer October Account
September 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 163.38% Shares Held Value (000's)
Exchange-Traded Funds - 75.44%
iShares Core S&P 500 ETF 22,109 $ 7,930
SPDR Portfolio S&P 500 ETF 49,083 2,061
SPDR S&P 500 ETF Trust 4,435 1,584
Vanguard S&P 500 ETF 7,240 2,377
$ 13,952
Money Market Funds - 87.94%
Principal Government Money Market Fund -
Institutional Class 2.80%
(a),(b)
16,262,479 16,262
TOTAL INVESTMENT COMPANIES $ 30,214
TOTAL PURCHASED OPTIONS - 18.05% $ 3,337
Total Investments $ 33,551
Other Assets and Liabilities -  (81.43)% (15,058)
TOTAL NET ASSETS - 100.00% $ 18,493
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Money Market Funds 87.94%
Investment Companies 75.44%
Purchased Options 18.05%
Other Assets and Liabilities
(81.43)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales September 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 2.80% $ — $ 16,262 $ — $ 16,262
$ — $ 16,262 $ – $ 16,262
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 2.80% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 55 $ 6 $ 3.59 10/02/2023 $ 1,922 $ 1,924 $ 2
Put - S&P 500 Mini Index
(a)
N/A 450 45 $ 358.56 10/02/2023 1,426 1,413 (13)
Total $ 3,348 $ 3,337 $ (11)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 113 $ 11 $ 394.42 10/02/2023 $ (263) $ (260) $ 3
Put - S&P 500 Mini Index
(a)
N/A 450 45 $ 322.70 10/02/2023 (902) (906) (4)
Total $ (1,165) $ (1,166) $ (1)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
September 30, 2022 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

September 30, 2022 (unaudited)

Security Valuation.
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility
Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income
Account, Government & High Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap
S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account,
Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account,
Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities
Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income
Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account and SmallCap Account known as "the Funds”, may invest in other series of Principal Variable Contracts Funds, Inc. (the “Fund”) and Principal Funds, Inc. and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation. The Funds value securities, including exchange-traded fund, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset value are reflected in the Funds’ net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invests in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset value, for example weekends and other customary national U.S. holidays, the Funds net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

September 30, 2022 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of September 30, 2022 in valuing the Funds’ securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 7,479 $ — $ — $ 7,479
Investment Companies 5 — — 5
Total investments in securities $ 7,484 $ — $ — $ 7,484
Bond Market Index Account
Bonds* — 672,641 — 672,641
Investment Companies 126,190 — — 126,190
Municipal Bonds* — 12,985 — 12,985
U.S. Government & Government Agency Obligations* — 1,543,839 — 1,543,839
Total investments in securities $ 126,190 $ 2,229,465 $ — $ 2,355,655

September 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Bonds* $ — $ 97,695 $ — $ 97,695
Common Stocks
Energy — 22 — 22
Investment Companies 9,449 — — 9,449
Senior Floating Rate Interests* — 1,737 — 1,737
U.S. Government & Government Agency Obligations* — 99,235 — 99,235
Total investments in securities $ 9,449 $ 198,689 $ — $ 208,138
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 414 — 414
Interest Rate Contracts
Futures** 55 — — 55
Derivative Liabilities
Interest Rate Contracts
Futures** (486) — — (486)
Diversified Balanced Account
Investment Companies 734,786 — — 734,786
Total investments in securities $ 734,786 $ — $ — $ 734,786
Diversified Balanced Managed Volatility Account
Investment Companies 139,269 — — 139,269
Total investments in securities $ 139,269 $ — $ — $ 139,269
Diversified Balanced Volatility Control Account
Investment Companies 195,219 — — 195,219
Total investments in securities $ 195,219 $ — $ — $ 195,219
Diversified Growth Account
Investment Companies 2,918,186 — — 2,918,186
Total investments in securities $ 2,918,186 $ — $ — $ 2,918,186
Diversified Growth Managed Volatility Account
Investment Companies 285,452 — — 285,452
Total investments in securities $ 285,452 $ — $ — $ 285,452
Diversified Growth Volatility Control Account
Investment Companies 1,111,456 — — 1,111,456
Total investments in securities $ 1,111,456 $ — $ — $ 1,111,456
Derivative Assets
Equity Contracts
Futures** 434 — — 434
Diversified Income Account
Investment Companies 244,539 — — 244,539
Total investments in securities $ 244,539 $ — $ — $ 244,539
Diversified International Account
Common Stocks
Basic Materials 4,209 7,418 — 11,627
Communications 954 2,379 — 3,333
Consumer, Cyclical 8,804 20,728 — 29,532
Consumer, Non-cyclical 2,786 42,299 — 45,085
Energy 5,215 9,144 — 14,359
Financial 13,162 38,969 — 52,131
Industrial 5,078 18,902 — 23,980
Technology 809 22,425 — 23,234
Utilities — 3,115 — 3,115
Investment Companies 10,253 — — 10,253
Total investments in securities $ 51,270 $ 165,379 $ — $ 216,649

September 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Equity Income Account
Common Stocks* $ 596,269 $ — $ — $ 596,269
Investment Companies 12,331 — — 12,331
Total investments in securities $ 608,600 $ — $ — $ 608,600
Global Emerging Markets Account
Common Stocks
Basic Materials 1,090 2,096 — 3,186
Communications 1,328 7,653 — 8,981
Consumer, Cyclical 1,746 6,279 — 8,025
Consumer, Non-cyclical 1,152 5,784 — 6,936
Energy 974 3,451 — 4,425
Financial 1,687 10,697 — 12,384
Industrial 345 4,007 — 4,352
Technology 1,028 9,125 — 10,153
Utilities — 537 — 537
Investment Companies 4,188 — — 4,188
Preferred Stocks
Financial — 12 — 12
Total investments in securities $ 13,538 $ 49,641 $ — $ 63,179
Government & High Quality Bond Account
Bonds* — 18,655 — 18,655
Investment Companies 2,824 — — 2,824
U.S. Government & Government Agency Obligations* — 132,858 — 132,858
Total investments in securities $ 2,824 $ 151,513 $ — $ 154,337
Derivative Assets
Interest Rate Contracts
Futures** 230 — — 230
Derivative Liabilities
Interest Rate Contracts
Futures** (1,022) — — (1,022)
LargeCap Growth Account I
Common Stocks
Basic Materials 4,235 — — 4,235
Communications 76,579 — — 76,579
Consumer, Cyclical 36,959 — — 36,959
Consumer, Non-cyclical 109,783 — — 109,783
Energy 954 — — 954
Financial 24,083 — — 24,083
Industrial 19,254 — — 19,254
Technology 147,160 — 140 147,300
Utilities 26 — — 26
Convertible Preferred Stocks
Basic Materials — — 154 154
Consumer, Cyclical — — 228 228
Technology — — 628 628
Investment Companies 13,414 — — 13,414
Total investments in securities $ 432,447 $ — $ 1,150 $ 433,597
Derivative Liabilities
Equity Contracts
Futures** (263) — — (263)
LargeCap S&P 500 Index Account
Common Stocks
Basic Materials 47,404 — — 47,404
Communications 295,248 — — 295,248
Consumer, Cyclical 236,235 — — 236,235
Consumer, Non-cyclical 531,337 — — 531,337
Energy 112,457 — — 112,457
Financial 352,050 — — 352,050
Industrial 180,747 — — 180,747
Technology 532,076 1,015 — 533,091

September 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Index Account (continued)
Common Stocks (continued)
Utilities $ 74,055 $ — $ — $ 74,055
Investment Companies 100,202 — — 100,202
Total investments in securities $ 2,461,811 $ 1,015 $ — $ 2,462,826
Derivative Liabilities
Equity Contracts
Futures** (963) — — (963)
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks
Basic Materials 3,269 — — 3,269
Communications 20,365 — — 20,365
Consumer, Cyclical 16,295 — — 16,295
Consumer, Non-cyclical 36,648 — — 36,648
Energy 7,757 — — 7,757
Financial 24,283 — — 24,283
Industrial 12,468 — — 12,468
Technology 36,697 70 — 36,767
Utilities 5,107 — — 5,107
Investment Companies 11,270 — — 11,270
Purchased Options 4,260 — — 4,260
Total investments in securities $ 178,419 $ 70 $ — $ 178,489
Derivative Liabilities
Equity Contracts
Futures** (370) — — (370)
Written Options (3,549) — — (3,549)
MidCap Account
Common Stocks
Basic Materials 5,220 19 — 5,239
Communications 29,089 — — 29,089
Consumer, Cyclical 149,967 — — 149,967
Consumer, Non-cyclical 56,271 — — 56,271
Financial 134,546 — — 134,546
Industrial 85,610 — — 85,610
Technology 70,289 — — 70,289
Utilities 21,260 — — 21,260
Investment Companies 581 — — 581
Total investments in securities $ 552,833 $ 19 $ — $ 552,852
Principal Capital Appreciation Account
Common Stocks
Basic Materials 4,577 — — 4,577
Communications 16,174 — — 16,174
Consumer, Cyclical 13,740 — — 13,740
Consumer, Non-cyclical 27,271 — — 27,271
Energy 8,397 — — 8,397
Financial 25,823 — — 25,823
Industrial 10,114 895 — 11,009
Technology 26,577 — — 26,577
Utilities 6,272 — — 6,272
Investment Companies 3,098 — — 3,098
Total investments in securities $ 142,043 $ 895 $ — $ 142,938
Principal LifeTime 2010 Account
Investment Companies 33,505 — — 33,505
Total investments in securities $ 33,505 $ — $ — $ 33,505
Principal LifeTime 2020 Account
Investment Companies 148,807 — — 148,807
Total investments in securities $ 148,807 $ — $ — $ 148,807

September 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2030 Account
Investment Companies $ 218,279 $ — $ — $ 218,279
Total investments in securities $ 218,279 $ — $ — $ 218,279
Principal LifeTime 2040 Account
Investment Companies 106,817 — — 106,817
Total investments in securities $ 106,817 $ — $ — $ 106,817
Principal LifeTime 2050 Account
Investment Companies 50,841 — — 50,841
Total investments in securities $ 50,841 $ — $ — $ 50,841
Principal LifeTime 2060 Account
Investment Companies 13,323 — — 13,323
Total investments in securities $ 13,323 $ — $ — $ 13,323
Principal LifeTime Strategic Income Account
Investment Companies 24,628 — — 24,628
Total investments in securities $ 24,628 $ — $ — $ 24,628
Real Estate Securities Account
Common Stocks* 129,765 — — 129,765
Investment Companies 1,416 — — 1,416
Total investments in securities $ 131,181 $ — $ — $ 131,181
SAM Balanced Portfolio
Investment Companies 546,162 — — 546,162
Total investments in securities $ 546,162 $ — $ — $ 546,162
SAM Conservative Balanced Portfolio
Investment Companies 162,394 — — 162,394
Total investments in securities $ 162,394 $ — $ — $ 162,394
SAM Conservative Growth Portfolio
Investment Companies 324,434 — — 324,434
Total investments in securities $ 324,434 $ — $ — $ 324,434
SAM Flexible Income Portfolio
Investment Companies 145,536 — — 145,536
Total investments in securities $ 145,536 $ — $ — $ 145,536
SAM Strategic Growth Portfolio
Investment Companies 313,143 — — 313,143
Total investments in securities $ 313,143 $ — $ — $ 313,143
Short-Term Income Account
Bonds* — 117,560 — 117,560
Investment Companies 4,705 — — 4,705
U.S. Government & Government Agency Obligations* — 11,363 — 11,363
Total investments in securities $ 4,705 $ 128,923 $ — $ 133,628
Derivative Liabilities
Interest Rate Contracts
Futures** (87) — — (87)
SmallCap Account
Common Stocks* 158,293 — — 158,293
Investment Companies 7,452 — — 7,452
Total investments in securities $ 165,745 $ — $ — $ 165,745

September 30, 2022 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no purchases, sales, or transfers into or out of Level 3.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
U.S. LargeCap Buffer July Account
Investment Companies $ 20,090 $ — $ — $ 20,090
Purchased Options — 5,285 — 5,285
Total investments in securities $ 20,090 $ 5,285 $ — $ 25,375
Derivative Liabilities
Equity Contracts
Written Options — (1,675) — (1,675)
U.S. LargeCap Buffer October Account
Investment Companies 30,214 — — 30,214
Purchased Options — 3,337 — 3,337
Total investments in securities $ 30,214 $ 3,337 $ — $ 33,551
Derivative Liabilities
Equity Contracts
Written Options — (1,166) — (1,166)